As filed with the United States Securities and Exchange Commission on February 18, 2010
1933 Act Registration No. 033-19338
1940 Act Registration No. 811-05426

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 91	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 92	☑

(Check appropriate box or boxes.)
AIM INVESTMENT FUNDS
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 100, Houston, Texas 77046
(Name and Address of Agent of Service)
Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 100	2600 One Commerce Square
Houston, Texas 77046	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)

☐	on [Date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [Date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [Date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     ☐       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	February 18, 2010

Class: A (MAOAX), C (MAOCX), R (MAORX), Y (MAOIX)
Invesco Alternative Opportunities Fund

Invesco Alternative Opportunities Fund’s investment objective is long-term total return.

This prospectus contains important information about the Class A, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	8
The Advisers	8
Adviser Compensation	8
Portfolio Managers	8

Other Information	9
Sales Charges	9
Distributions	9
Dividends	9
Capital Gains Distributions	9

Financial Highlights	10

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover
EX-99.I

        Invesco Alternative Opportunities Fund

Fund Summary

Investment Objective
The Fund’s investment objective is long-term total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	C	R	Y

Management Fees	0.20%	0.20%	0.20%	0.20%

Distribution and/or Service (12b-1) Fees	0.19	1.00	0.50	None

Other Expenses[1]	0.87	0.87	0.87	0.87

Acquired Fund Fees and Expenses[1]	1.06	1.06	1.06	1.06

Total Annual Fund Operating Expenses[1]	2.32	3.13	2.63	2.13

Fee Waiver[2]	0.82	0.82	0.82	0.82

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50	2.31	1.81	1.31

1	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.56%, Class C shares to 2.31%, Class R shares to 1.81% and Class Y shares to 1.31% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$694	$1,082

Class C	334	808

Class R	184	657

Class Y	133	504

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$694	$1,082

Class C	234	808

Class R	184	657

Class Y	133	504

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund is a fund of funds meaning that it seeks to achieve its investment objective by investing primarily in a combination of funds advised by Invesco Advisers, Inc. (the Adviser) or its affiliates as well as unaffiliated funds and exchange-traded funds or ETFs (collectively, the Underlying Funds), pursuant to a disciplined asset allocation process based upon fundamental and quantitative analysis.

Under normal market conditions, at least 80% of the Fund’s total assets will be allocated among the Underlying Funds that the Adviser considers to be invested in alternative or non-traditional asset classes. Alternative or non-traditional asset classes are those that, in the Adviser’s view, have low betas and correlation to traditional market exposures such as large capitalization equity or investment grade fixed income securities. Alternative or non-traditional asset classes include real estate, emerging market debt and equity securities, foreign currency, commodities and senior loans. The Fund may also invest in swaps to gain exposure to alternative asset classes or for various hedging purposes.

The Adviser will select the Underlying Funds included in the Fund’s portfolio at least quarterly using a quantitative asset allocation model as well as fundamental analysis. In allocating the Fund’s investments, the Adviser will first consider the results of a quantitative asset allocation model, which attempts to maximize risk adjusted returns and minimize beta and correlation to traditional market exposures. The model incorporates historical return information, investment objectives and strategies of the Underlying Funds and financial and economic factors designed to capture the risks and returns of the Underlying Funds. The Adviser will monitor the Fund’s portfolio for the opportunistic use of derivatives to gain additional exposure to alternative asset classes. The Adviser will reduce its allocation to an Underlying Fund when its model and analysis suggest that the risks of the particular asset class outweigh the potential rewards.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management, including to gain exposure to alternative asset classes, or to earn income. The Fund’s use of derivatives may involve the purchase and sale of swaps.

1        Invesco Alternative Opportunities Fund

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in the Fund. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s investments in the Underlying Funds, which can occur due to a number of factors as described below.

Investing in the Underlying Funds. Because the Fund’s investments are concentrated in the Underlying Funds, and the Fund’s performance is directly related to the performance of the Underlying Funds held by it, the ability of the Fund to achieve its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.

Non-Correlation Risk. Although the Adviser attempts to select Underlying Funds that have a low beta or correlation to traditional asset classes, there can be no guarantee that the performance of the Underlying Funds or the Fund will, in fact, have a low beta or correlation to traditional asset classes (such as large capitalization stocks or investment grade fixed-income securities) under all market conditions.

Alternative Asset Class Risk. Because the Fund’s performance is linked to the performance of highly volatile alternative asset classes, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund shares.

Allocation Risk. The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to select the appropriate mix of Underlying Funds. There is the risk that the Adviser’s asset allocation methodology and assumptions regarding the Underlying Funds may be incorrect in light of actual market conditions.

Conflicts of Interest. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by certain Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser and its affiliates are also responsible for managing most of the Underlying Funds.

Expenses. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment advisory fees), but also expenses of the Fund.

ETFs. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, certain ETFs involve leverage which may magnify the gains or losses realized from their underlying investments.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date

Scott Wolle	Portfolio Manager	Since Inception

Scott Hixon	Portfolio Manager	Since Inception

Mark Ahnrud	Portfolio Manager	Since Inception

Chris Devine	Portfolio Manager	Since Inception

Christian Ulrich	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Objective and Strategies

The Fund’s investment objective is long-term total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

2        Invesco Alternative Opportunities Fund

Principal Investment Strategies of the Fund
The Fund is a fund of funds meaning that it seeks to achieve its investment objective by investing primarily in a combination of funds advised by the Adviser or its affiliates as well as unaffiliated funds and exchange-traded funds or ETFs (collectively, the Underlying Funds), pursuant to a disciplined asset allocation process based upon fundamental and quantitative analysis.

Under normal market conditions, at least 80% of the Fund’s total assets will be allocated among the Underlying Funds that the Adviser considers to be invested in alternative or non-traditional asset classes. Alternative or non-traditional asset classes are those that, in the view of the Adviser, have low betas and correlation to traditional market exposures such as large capitalization equity or investment grade fixed income securities. Alternative or non-traditional asset classes include real estate, emerging market debt and equity securities, foreign currency, commodities and senior loans.

The Adviser will select the Underlying Funds included in the Fund’s portfolio at least quarterly based upon quantitative and fundamental analysis. In allocating the Fund’s investments, the Adviser will first consider the results of a quantitative asset allocation model. The model incorporates historical return information, investment objectives and strategies of the Underlying Funds and financial and economic factors designed to capture the risks and returns of the Underlying Funds. The results of the model are reviewed by the Adviser, which will incorporate its forecasts for each asset class and other macroeconomic factors. The Adviser may adjust the results of the quantitative model to increase or decrease exposure to one or more of the Underlying Funds. The Adviser will also monitor the Fund’s portfolio for the opportunistic use of derivatives to gain additional exposure to alternative asset classes. The Adviser will reduce its allocation to an Underlying Fund when its model and analysis suggest that the risks of the particular asset class outweigh the potential rewards.

The Fund may, but it is not required to, use derivative instruments for hedging, risk management, portfolio management, including to gain exposure to alternative asset classes, or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of swaps.

Following is the list of the Underlying Funds in which the Fund invests and their current related percentage allocations (the allocation percentages may not add to 100% due to rounding).

Allocation
Fund Name	Investment Strategy	Range

PowerShares Emerging Markets Sovereign Debt Portfolio	Under normal circumstances, the Fund will invest at least 80% of its total assets in emerging markets U.S. dollar-denominated government bonds and at least 90% of its total assets in the securities that comprise the DB Emerging Market USD Liquid Balanced Index.	0 – 30%

AIM Developing Markets Fund	Under normal circumstances, at least 80% of the Underlying Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of issuers located in emerging market countries.	0 – 30%

AIM Global Real Estate Fund	Under normal circumstances, at least 80% of the Underlying Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (“REOCs”), real estate investment trusts (“REITs”) and foreign real estate companies.	0 – 30%

Invesco Alpha Plus Strategy Fund (Class I)	Under normal conditions, at least 80% of the Underlying Fund’s net assets (plus any borrowings for investment purposes) will be exposed to foreign currency through currency forwards and other currency transactions.	0 – 30%

Invesco Commodities Strategy Fund (Class I)	Under normal conditions, the Underlying Fund’s assets primarily will be exposed to commodity-linked notes, commodity swaps and futures, as well as fixed income securities and money market instruments.	0 – 30%

AIM Floating Rate Fund	Under normal circumstances, at least 80% of the Underlying Fund’s net assets (plus any borrowings for investment purposes) will be invested in Senior loans.	0 – 10%

Exchange-Traded and Closed-end Funds	The Adviser may use a variety of ETFs and closed-end funds to gain additional exposure to various alternative asset classes listed in this Prospectus.	0 – 20%

The allocation targets and ranges are subject to change based upon the determination of the Adviser in accordance with the Fund’s investment strategy. The particular Underlying Funds in which the Fund may invest and the extent of investment in an Underlying Fund may be changed from time to time without notice to shareholders. More information about the Underlying Funds held by the Fund may be found in the Fund’s annual and semiannual reports to shareholders, which will be available on the Fund’s Web site at www.invescoaim.com or on the EDGAR data base on the Web site of the SEC at www.sec.gov. In addition, the complete Underlying Fund holdings of the Fund are posted on a quarterly basis on the Fund’s Web site.

Principal Risks
Non-Correlation Risk. Although the Adviser attempts to select Underlying Funds that have a low beta or correlation to traditional asset classes, there can be no guarantee that the performance of the Underlying Funds or the Fund will, in fact, have a low beta or correlation to traditional asset classes (such as large capitalization stocks or investment grade fixed-income securities) under all market conditions.

Alternative Asset Class Risk. Because the Fund’s performance is linked to the performance of highly volatile alternative asset classes, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund shares.

Investing in the Underlying Funds. Because the Fund’s investments are concentrated in the Underlying Funds, and the Fund’s performance is directly related to the performance of the Underlying Funds held by it, the ability of the Fund to achieve its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. The value of each Underlying Fund’s investments, and the net asset values of the shares of the Fund and the Underlying Funds, will fluctuate in response to various market, political and economic factors, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. Shares of Underlying Funds that are closed-end funds may trade at a discount to their net asset value.

Allocation Risk. The Fund’s ability to achieve its investment objective depends upon the ability to select the appropriate mix of Underlying Funds. There is the risk that the Adviser’s asset allocation methodology and assumptions regarding the Underlying Funds may be incorrect in light of actual market conditions. Neither the Fund nor the Adviser can assure that a recommended asset allocation will be the appropriate allocation in all circumstances. The Fund allocates its assets among the Underlying

3        Invesco Alternative Opportunities Fund

Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than other mutual funds without such constraints.

Conflicts of Interest. In managing the Fund, the Adviser will have the authority to select and substitute Underlying Funds. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by certain Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser and its affiliates are also responsible for managing most of the Underlying Funds.

Expenses. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment advisory fees), but also expenses of the Fund.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund (or an Underlying Fund) to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund (or an Underlying Fund) to be more volatile than if it had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

Furthermore, the Fund and the Underlying Funds will be exposed to the credit of the counterparties to certain derivative transactions and their ability to satisfy the terms of the agreements, which exposes the Fund and the Underlying Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund and the Underlying Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund or the Underlying Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

The derivative instrument and technique that the Fund may principally use is swaps.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

The derivative instruments and techniques that certain Underlying Funds may principally use, in addition to swaps which are described above, include:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Options. If an Underlying Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Underlying Fund. If an Underlying Fund sells an option, it sells to another person the right to buy from or sell to the Underlying Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Underlying Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Foreign Currency Forward Contracts. In connection with its investments in foreign securities, an Underlying Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, an Underlying Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Underlying Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging an Underlying Fund’s currency risks involves the risk of mismatching the Underlying Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which an Underlying Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Underlying Fund than if it had not entered into such contracts.

Contracts for Difference (CFDs). A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that

4        Invesco Alternative Opportunities Fund

instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

ETFs. Shares of exchange-traded funds have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying investments rises and falls. The market value of their shares may differ from the net asset value of the underlying investments. If the Fund invests in shares of ETFs it would, in addition to its own expenses, indirectly bear its ratable share of the ETF’s expenses. Certain ETFs involve leverage which may magnify the gains or losses realized from their underlying investments.

Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

Set forth below are the principal risks associated with investing in the Underlying Funds (and therefore the principal risks of investing in the Fund).

Equity Securities. Certain Underlying Funds are subject to equity securities risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market.

Certain Underlying Funds may invest in convertible securities, which subject the Underlying Funds to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Fixed-Income Securities. Certain Underlying Funds are subject to fixed-income securities risk. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. An Underlying Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.

Real Estate Companies. Certain Underlying Funds may invest in REITs, REOCs and foreign real estate companies, which expose investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated. REITs pool investors’ funds for investment primarily in real estate properties or real estate-related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Furthermore, investments in REITs may involve duplication of management fees and certain other expenses, as the Underlying Funds indirectly bear their proportionate share of any expenses paid by REITs in which they invest. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

REOCs are corporations which engage in the development, management or financing of real estate. They typically provide such services as property management, property development, facilities management, real estate financing and related businesses. REOCs are publicly traded real estate companies that have chosen not to be taxed as REITs. Because REOCs reinvest earnings rather than distribute dividends to unit holders, they do not get the same benefits of lower corporate taxation that are a common characteristic of REITs.

Investing in foreign real estate companies makes an Underlying Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, similar to U.S. REITs and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportional share of duplicate levels of fees when an Underlying Fund invests in foreign real estate companies.

Foreign Securities and Emerging Markets. Certain Underlying Funds may invest in foreign securities. Investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. In addition, the investments by certain Underlying Funds in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of an Underlying Fund’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities.

5        Invesco Alternative Opportunities Fund

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of an Underlying Fund’s trades effected in those markets and could result in losses to the Underlying Fund due to subsequent declines in the value of the securities subject to the trades.

Certain Underlying Funds may invest in sovereign debt. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.

Certain Underlying Funds may invest in securities issued by issuers located in emerging market or developing countries. The risks of foreign investment are heightened when an issuer is located in an emerging market country. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Investments in securities issued by foreign issuers may take the form of depositary receipts. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

High Yield Securities and Restricted Securities. Certain Underlying Funds may invest in high yield securities and restricted securities. Investments in high yield securities, otherwise known as junk bonds, pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Underlying Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of an Underlying Fund’s illiquidity to the extent the Underlying Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of an Underlying Fund’s trustees or directors (the Underlying Fund’s trustees ) to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Underlying Fund to sell certain securities.

Currency Risk. Certain Underlying Funds may invest in currencies for speculative purposes. The currency markets are highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.

Governments from time to time intervene, directly and by regulation, in currency markets, with the specific intention of influencing currency exchange rates. The effect of government intervention is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect an Underlying Fund’s ability to terminate existing agreements or to realize amounts to be received under those agreements.

The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to an Underlying Fund on days or at times when shareholders or the Underlying Fund cannot effect transactions.

The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent an Underlying Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Underlying Fund to substantial losses. Transactions in over-the-counter (OTC) derivatives such as currency spot, forward and non-deliverable forward contracts may involve risk as there is no exchange on which to close out an open position, no standardization of contracts and each transaction is negotiated on an individual basis. There is no limitation on daily price movements or speculative positions. The principals who deal in these markets are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.

Certain Underlying Funds’ investments also may include forward foreign currency exchange contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. Underlying Funds may use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. In addition, certain Underlying Funds may use these instruments to modify their exposure to various currency markets. Trading of OTC foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to an Underlying Fund. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange-traded contracts.

Leverage Risk. Certain Underlying Fund transactions may give rise to a form of leverage. To mitigate leverage risk, an Underlying Fund will earmark liquid assets or establish a segregated account or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not

6        Invesco Alternative Opportunities Fund

been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying Fund’s portfolio securities. Margin requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.

Commodity Risk. Certain Underlying Funds may invest in instruments linked to the prices of physical commodities, including commodity-linked notes and commodity swaps. Investment exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Commodity-Linked Notes. Investments in commodity-linked notes, which are synthetic instruments, involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to risk of loss of interest and principal, lack of secondary market, risk of greater volatility and risk that the counterparty will not perform its obligations, that do not affect traditional equity and debt securities.

If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an Underlying Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment.

To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an Underlying Fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in an Underlying Fund’s portfolio may be significantly higher than the value of the note.

A liquid secondary market may not exist for the commodity-linked notes an Underlying Fund buys, which may make it difficult for the Underlying Fund to sell them at an acceptable price or to accurately value them.

The value of the commodity-linked notes an Underlying Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.

Senior Loans. Certain Underlying Funds may invest in senior loans. Senior loans are loans made to corporations, partnerships and other entities which hold the most senior position in a borrower’s capital structure. The borrower, under a senior loan, may fail to make scheduled payments of principal and interest, which could result in a decline in net asset value and a reduction in Underlying Fund’s yield. While each senior loan will be collateralized, there is no guarantee that the collateral securing a senior loan will be sufficient to protect an Underlying Fund against losses or a decline in income in the event of a borrower’s non-payment of principal and/or interest. An Underlying Fund may invest in senior loans made in connection with leveraged buyout transactions, recapitalizations and other highly leveraged transactions. These types of senior loans are subject to greater risks than are other senior loans in which an Underlying Fund may invest. Senior loans are not traded on an exchange, nor is there any regular secondary market. Due to the illiquidity of senior loans, an Underlying Fund may not be able to dispose of its investment in senior loans in a timely fashion and at a fair price. Investments by an Underlying Fund in loans to non-U.S. borrowers and non-U.S. dollar-denominated senior loans involve a variety of risks not present in the case of U.S. dollar-denominated Senior loans to U.S. borrowers, including currency risk. The value of such senior loans may also be subject to a greater degree of volatility in response to interest rate fluctuations. A substantial portion of the senior loans in which an Underlying Fund invests may be rated by a national statistical rating organization below investment grade.

Non-Diversification Risk. The risks of investing in certain Underlying Funds may be intensified because these Underlying Funds are non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Underlying Fund’s performance more than if the Underlying Fund were diversified.

Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies. The Underlying Funds are also subject to other risks from their permissible investments, including risks associated with their investments in short sales, junior debt and credit linked deposits.

Additional Investment Strategy Information
This section provides additional information relating to the Underlying Funds’ investment strategies.

Short Sales. Certain Underlying Funds may engage in short sale transactions. A short sale is a transaction in which an Underlying Fund sells securities that it owns or has the right to acquire at no added cost (i.e., against the box) or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, an Underlying Fund arranges through a broker to borrow the securities and, in so doing, the Underlying Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, an Underlying Fund intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When an Underlying Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Underlying Fund replaces the borrowed securities. An Underlying Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Junior Debt. Certain Underlying Funds may invest in junior debt securities that have a subordinate claim on a borrower’s assets as compared to senior loans or securities with a lien on collateral that is lower than a senior claim on collateral (collectively, junior debt securities).

Credit Linked Deposits. Certain Underlying Funds may invest in credit linked deposits. Credit linked deposits are advances by lenders which are used to support facilities for the issuance of letters of credit to borrowers upon request. Credit linked deposits effectively pre-fund future drawdowns on these letters of credit. Credit linked deposits are held by the bank which issues the letter of credit (the Issuing Bank) or the agent on behalf of the Issuing Bank (typically the agent is also the Issuing Bank) for the account of the lenders (the Deposit Account). The Deposit Account is utilized to reimburse the Issuing Bank to the extent that there are drawdowns on the letter of credit and the Issuing Bank is not immediately reimbursed therefor by the borrower. The borrower remains obligated to reimburse the Issuing Bank and as the borrower does so, such amounts

7        Invesco Alternative Opportunities Fund

are put back into the Deposit Account by the Issuing Bank. Upon a specified date, amounts remaining in the Deposit Account are refunded to the lenders plus interest on each lender’s credit linked deposits, typically at an interest rate comparable to the interest rate that would have been charged on direct advances by the lender to the borrower.

Defensive Investing. The Underlying Funds may take temporary defensive positions in attempting to respond to adverse market conditions. The Underlying Funds may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with an Underlying Fund’s principal investment strategies when the Underlying Fund Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect an Underlying Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When an Underlying Fund takes a defensive position, it may not achieve its investment objective.

Portfolio Turnover. Certain Underlying Funds may engage in active and frequent trading of their portfolio securities. A portfolio turnover rate of 200% for an Underlying Fund, for example, is equivalent to buying and selling all of its securities two time during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the shareholders.

The percentage limitations relating to the composition of an Underlying Fund’s portfolio apply at the time the Underlying Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require an Underlying Fund to sell any portfolio security. However, an Underlying Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

Additional Risk Information
This section provides additional information relating to the risks of investing in the Underlying Funds (and therefore the risks of investing in the Fund).

Short Sales. In a short sale transaction, an Underlying Fund sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If an Underlying Fund incorrectly predicts that the price of a borrowed security will decline, the Underlying Fund may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale. The Underlying Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Junior Debt. Junior debt securities have a subordinate claim on a borrower’s assets as compared to Senior loans. As a result, the values of junior debt securities generally are more dependent on the financial condition of a borrower and less dependent on fluctuations in interest rates than are the values of many debt securities, and may be more volatile than those of Senior loans, thus increasing the volatility of the Underlying Fund’s net asset value. Additionally, any investments in loans that are not secured by any specific collateral involve a greater risk of loss.

Credit Linked Deposits. An Underlying Fund’s investments in credit linked deposits subject the Underlying Fund to the credit risk of the Issuing Bank which maintains the Deposit Account as well as that of the borrower under the letter of credit.

Temporary Defensive Investments. When changes in economic, financial or political conditions are deemed to warrant, an Underlying Fund may invest without limit in certain short and medium-term fixed-income securities for temporary defensive purposes that may be inconsistent with the Underlying Fund’s principal investment strategies. If an Underlying Fund incorrectly predict the effects of these changes, such defensive investments may adversely affect the Underlying Fund’s performance and the Underlying Fund may not achieve its investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate of 0.20% of daily net assets.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Scott Wolle, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1999.

■	Scott Hixon, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1994.

■	Mark Ahnrud, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1998.

■	Christian Ulrich, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

8        Invesco Alternative Opportunities Fund

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

9        Invesco Alternative Opportunities Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

10        Invesco Alternative Opportunities Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

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How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Alternative Opportunities Fund
SEC 1940 Act file number: 811-05426

invescoaim.com MS-AOPP-PRO-1

Prospectus	February 18, 2010

Class: A (COAAX), B (COAHX), C (COACX), R (COARX), Y (COAIX)
Invesco Commodities Strategy Fund

Invesco Commodities Strategy Fund’s investment objective is long-term total return.

This prospectus contains important information about the Class A, B, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	3

Fund Management	6
The Advisers	6
Adviser Compensation	6
Portfolio Managers	6

Other Information	7
Sales Charges	7
Distributions	7
Dividends	7
Capital Gains Distributions	7

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Commodities Strategy Fund

Fund Summary

Investment Objective
The Fund’s investment objective is long-term total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.50%	0.50%	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.23	1.00	1.00	0.50	None

Other Expenses[1]	0.80	0.80	0.80	0.80	0.80

Total Annual Fund Operating Expenses[1]	1.53	2.30	2.30	1.80	1.30

Fee Waiver[2]	0.30	0.30	0.30	0.30	0.30

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.23	2.00	2.00	1.50	1.00

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.25%, Class B shares to 2.00%, Class C shares to 2.00%, Class R shares to 1.50% and Class Y shares to 1.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$668	$950

Class B	703	959

Class C	303	659

Class R	153	506

Class Y	102	351

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$668	$950

Class B	203	659

Class C	203	659

Class R	153	506

Class Y	102	351

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, uses an actively-managed, quantitative investment process to seek exposure to the commodities markets. The Adviser seeks to capitalize on inefficiencies in the global commodities markets. The Adviser seeks long term total return by investing in commodity-linked notes, commodity swaps, and futures contracts, as well as investment grade fixed-income securities and money market instruments.

The Adviser utilizes a multiple quantitative and proprietary trading model to invest in the global commodities markets. The Fund seeks to provide investors with the returns of the Dow Jones UBS Commodity Index via investments in commodity-linked notes, as well as fixed-income securities and money market instruments. Additionally, the Adviser employs an actively-managed investment approach via a wholly owned subsidiary organized under the laws of the Cayman Islands that seeks to generate incremental return (alpha) above the Dow Jones UBS Commodity Index. This Cayman subsidiary will invest in the same commodity-linked derivatives described above to permit the Fund to gain exposure to the commodities markets in a tax efficient manner.

The Adviser’s quantitative and proprietary trading models seek to provide the Adviser with the optimum commodities opportunities at any given time. These strategies and models provide the Adviser with the necessary information to determine which commodity-linked derivatives (i.e., commodity-linked notes, commodity swaps or futures contracts) to buy and sell.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund. The Fund’s share price will fluctuate with changes in the market value of the Fund’s investments, which can occur due to a number of factors, some of which are described below.

Commodity Risk. The Fund’s investment exposure to the commodities markets may subject the Fund to greater volatility than investments in

1        Invesco Commodities Strategy Fund

traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Commodity-Linked Notes. The Fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market, and risk of greater volatility, that do not affect traditional equity and debt securities.

Risks of Investment in Wholly-Owned Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s commodity-linked investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended, (Investment Company Act) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

Fixed-Income Securities. Fixed-income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

Non-Diversification. The risks of investing in the Fund may be intensified because the Fund is non-diversified; which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified.

Risks of Using Derivative Instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser). Investment Sub-Advisers: Invesco Asset Management Limited, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited.

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Justin Simpson	Portfolio Manager	Since Inception

Chris Callan	Portfolio Manager	Since Inception

Ben Linnecar	Portfolio Manager	Since Inception

Rachel Madeiros	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP,
SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

2        Invesco Commodities Strategy Fund

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is long-term total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Adviser uses an actively-managed, quantitative investment process to seek exposure to the commodities markets. The Adviser seeks to capitalize on inefficiencies in the global commodities markets. The Adviser seeks long-term total return by investing in commodity-linked notes, commodity swaps and futures contracts, as well as fixed-income securities and money market instruments.

The Fund expects to gain a significant percentage of its exposure to the commodities market through investment in commodity-linked notes. These are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution. These notes are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

The Fund may invest in commodity swaps. Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount.

The Fund may also invest in futures contracts. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The Fund will invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary). As discussed under “Additional Risk Information—Tax Risk,” the Subsidiary is designed to enhance the ability of the Fund to obtain exposure to the commodities markets through commodity swaps and other commodity-linked derivatives within the limitations of the federal tax law requirements that apply to the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser, making it unlikely the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Also, the Adviser, in managing the Subsidiary’s portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. The fixed-income securities in which the Fund and/or the Subsidiary may invest include corporate bonds and notes issued by U.S. and foreign issuers, U.S. and foreign government securities, mortgage securities and asset-backed securities. These fixed-income securities will be rated investment grade. The Fund’s investments in money market instruments may also include investments in affiliated or non-affiliated money market funds.

Investment Process. The Fund seeks to provide investors with the returns of the Dow Jones via investments in commodity-linked notes, as well as fixed-income securities and money market instruments. Additionally, the Adviser employs an actively-managed investment approach that seeks to generate incremental return (alpha) above the Dow Jones UBS Commodity Index. The alpha strategies are based on quantitative and systematic proprietary trading models. Each alpha strategy seeks to exploit temporary market inefficiencies or other unique opportunities in the commodities markets. The Adviser will consider which type of commodity-linked derivative (i.e., commodity-linked note, swap, or futures contract) is best suited to provide the desired exposure to the commodities markets at a given point in time and the extent to which investments should be made directly by the Fund or indirectly through the Subsidiary.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not uses others.

Principal Risks
The Fund’s share price will fluctuate with changes in the market value of the Fund’s investments, which can occur due to a number of factors, some of which are described below. The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including debt securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid.

Commodity Risk. The Fund’s investment exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds.

Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Because the Fund’s performance is linked to the performance of volatile commodities, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of Fund shares.

Commodity-Linked Notes. The Fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market, risk of greater volatility, that do not affect traditional equity and debt securities.

If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment.

To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss

3        Invesco Commodities Strategy Fund

associated with a particular note in the Fund’s portfolio may be significantly higher than the value of the note.

A liquid secondary market may not exist for the commodity-linked notes the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, the Fund could lose money.

The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.

The Fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, the Fund must set aside liquid assets (referred to sometimes as asset segregation), or engage in other measures, while the derivatives instruments are held. The Subsidiary will comply with these asset segregation requirements to the same extent as the Fund itself.

Risks of Investment in Foreign Wholly-Owned Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s commodity-linked investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended, (Investment Company Act) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the Investment Company Act.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. Zero coupon securities typically are subject to greater price fluctuations than comparable securities that pay current interest.

Non-Diversification. The risks of investing in the Fund may be intensified because the Fund is non-diversified; which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may principally use include:

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.

Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in foreign securities, forward foreign currency exchange contracts, mortgage securities, asset-backed securities and high yield securities.

Additional Investment Strategy Information
This section provides additional information relating to the Fund’s investment strategies.

Foreign Securities. The Fund may invest in foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars.

Mortgage Securities. These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. The Fund and/or the Subsidiary may invest in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. government or the securities are issued by an agency or instrumentality that has the right to borrow from the U.S. Treasury to meet its obligations. The U.S. Treasury is not legally required to extend credit to such agency or instrumentality. Certain, but not all, of the U.S. government securities purchased by the Fund and/or the Subsidiary are backed by the full faith and credit of the United States. The Fund and/or the Subsidiary may also invest in mortgage securities offered by non-

4        Invesco Commodities Strategy Fund

governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans and credit card receivables or home equity loans that have been securitized in pass through structures similar to mortgage-backed securities. These types of pass through securities provide for monthly payments that are a pass through of the monthly interest and principal payments made by the individual borrowers on the pooled receivables.

High Yield Securities (Junk Bonds) and Restricted Securities. The Fund may invest in high yield, high risk, fixed-income securities rated below Baa by Moody’s Investors Service or below BBB by Standard & Poor’s Rating Group, or if unrated, are of comparable quality as determined by the Adviser (commonly known as junk bonds). Such securities may include Rule 144A fixed-income securities, which are subject to resale restrictions.

Money Market Instruments. The Fund may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. government and its agencies and instrumentalities, which will be used to seek to generate income and serve as collateral for the Portfolio’s investments in swaps and futures contracts. The Fund’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, variable rate master demand notes (including tax-exempt variable rate demand notes), other affiliated and non-affiliated money market funds, and repurchase agreements.

Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

Portfolio Turnover. The Fund may engage in active and frequent trading of its portfolio securities. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the shareholders.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Additional Risk Information
This section provides additional information relating to the risks of investing in the Fund.

Foreign Securities. The Fund’s investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Mortgage Securities. Mortgage securities are subject to prepayment risk—the risk that, as interest rates fall, borrowers will refinance their mortgages and prepay principal. A portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of the Fund’s mortgage securities, resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities. Certain of the U.S. government securities purchased by the Fund and/or the Subsidiary may not be backed by the full faith and credit of the United States and there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund and/or the Subsidiary may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their prepayment obligations in the future.

To the extent the Fund and/or the Subsidiary invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers is supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An

5        Invesco Commodities Strategy Fund

unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.

Asset-Backed Securities. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

High Yield Securities and Restricted Securities. The Fund’s investments in lower rated fixed-income securities, otherwise known as junk bonds, pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent a Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund’s Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Fund intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the Fund (which only these parties may cite as precedent). If, however, the Internal Revenue Service were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from the Fund’s investment in the commodity-linked notes and/or the Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Fund retroactively, in which case the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

The following affiliate of the Adviser (the affiliated Sub-Adviser) serves as a sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	Since

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

The following unaffiliated advisers (collectively, the unaffiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that the appointment of an unaffiliated Sub-Adviser will be for a temporary period.

Investment
Adviser
Name	Address	Since

Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception

Morgan Stanley Investment Management Limited	25 Cabot Square, Canary Wharf, London, E14 4QA, England	Inception

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate of 0.80% of daily net assets.

Invesco, not the Fund, pays sub-advisory fees, if any.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
[Investment decisions for the Fund are made by the investment management team at the unaffiliated Sub-Advisers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Justin Simpson, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Simpson was associated with Morgan Stanley Investment Management Limited in an investment management capacity (November 2005 to 2010). Prior to November 2005, he was director of interest rate and currency strategy and global economics at Morgan Stanley.

6        Invesco Commodities Strategy Fund

■	Chris Callan, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Callan was associated with Morgan Stanley Investment Management Limited in an investment management capacity (March 2006 to 2010). Prior to March 2006, he worked at Morgan Stanley with the FX quantitative trading strategy team (2004 to March 2006).

■	Ben Linnecar, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Linnecar was associated with Morgan Stanley Investment Management Limited in an investment management capacity (2008 to 2010). Prior to 2008, he worked at Morgan Stanley.

■	Rachel Madeiros, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Madeiros was associated with Morgan Stanley Investment Management Limited in an investment management capacity (January 2007 to 2010). Prior to January 2007, she worked at Morgan Stanley.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Investment in Wholly-Owned Subsidiary
The Fund will invest up to 25% of its total assets in the shares of its wholly-owned and controlled Subsidiary. The Subsidiary is a company organized under the laws of the Cayman Islands, and has its own board of directors to oversee compliance with respect to routine corporate matters. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Adviser provides investment advisory services to the Subsidiary pursuant to an Investment Advisory Agreement and the unaffiliated Sub-Advisers invest the assets of the Subsidiary pursuant to a Sub-Advisory Agreement. Under these agreements, the Adviser and unaffiliated Sub-Advisers provide the Subsidiary with the same type of investment advisory and sub-advisory services as are provided to the Fund.

The Fund and the Subsidiary have entered into contracts for the provision of custody and audit services with service providers.

The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Adviser and unaffiliated Sub-Advisers, in managing the Subsidiary’s portfolio, are subject to the same investment policies and restrictions that apply to the management of the Fund and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the Fund’s SAI. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.

The financial statements of the Subsidiary will be included in the annual report of the Fund (including the Subsidiary’s full audited financial statements) and the semiannual report of the Fund (including the Subsidiary’s unaudited financial statements) provided to shareholders.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

7        Invesco Commodities Strategy Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

8        Invesco Commodities Strategy Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Commodities Strategy Fund
SEC 1940 Act file number: 811-05426

invescoaim.com MS-CALP-PRO-1

Prospectus	February 18, 2010

Class: A (FXPAX), C (FXPCX), R (FXPRX), Y (FXPDX)
Invesco FX Alpha Plus Strategy Fund

Invesco FX Alpha Plus Strategy Fund’s investment objective is total return.

This prospectus contains important information about the Class A, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	3

Fund Management	6
The Advisers	6
Adviser Compensation	6
Portfolio Managers	6

Other Information	7
Sales Charges	7
Distributions	7
Dividends	7
Capital Gains Distributions	7

Financial Highlights	8

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco FX Alpha Plus Strategy Fund

Fund Summary

Investment Objective
The Fund’s investment objective is total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	C	R	Y

Management Fees	1.10%	1.10%	1.10%	1.10%

Distribution and/or Service (12b-1) Fees	0.24	0.93	0.50	None

Other Expenses[1]	0.69	0.69	0.69	0.69

Total Annual Fund Operating Expenses[1]	2.03	2.72	2.29	1.79

Fee Waiver[2]	0.20	0.20	0.20	0.20

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.83	2.52	2.09	1.59

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.84%, Class C shares to 2.59%, Class R shares to 2.09% and Class Y shares to 1.59% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$652	$1,044

Class C	355	805

Class R	212	676

Class Y	162	523

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$652	$1,044

Class C	255	805

Class R	212	676

Class Y	162	523

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
In managing the Fund, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, uses a quantitative currency selection process that is driven by rigorous quantitative research that screens the Adviser’s universe of currencies. The Adviser seeks total return through the construction of a portfolio that benefits from changes in the relative valuations of one currency to another currency. Through the use of its investment strategy, the Adviser seeks to generate total return regardless of the direction of currency exchange rate movements or other major market indices. The investment process is based on proprietary quantitative models, which comprises three main steps: (1) screening the currencies within the investment universe to determine if they are suitable for the Fund, (2) using proprietary risk control models to identify currencies with desirable volatility, correlation and interest rate differentials for inclusion in the Fund and (3) daily portfolio monitoring. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The Fund attempts to target an estimated value at risk (VaR) of 6.00%. VaR is a measure used to estimate the maximum value of a portfolio that can be lost over a specified time period given a specific probability under normal conditions. Accordingly, the Adviser seeks to manage the Fund so that, under normal market conditions with a confidence level of 95%, the Fund should not lose more than 6.00% of its net asset value in a given 12-month period. The VaR is recalculated daily by reference to the Fund’s then current net asset value. There is no guarantee that the Adviser’s use of such VaR measurements will be successful and result in lower targeted losses.

At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be exposed to foreign currency through currency forwards and other currency transactions described below. The two major categories of Fund investments are currency transactions and money market instruments.

The Adviser expects to allocate the Fund’s currency investments among a variety of currencies, including currencies of developed and developing countries, including emerging market countries, and may buy or sell currencies in expectation of their rise or fall against the U.S. dollar. The Fund will realize capital appreciation to the extent that currency prices move in a direction favorable to the Fund and the fair market value of

1        Invesco FX Alpha Plus Strategy Fund

currency positions held by the Fund increase. Income will be generated from the Fund’s money market securities as described below. The Fund will not engage in short selling of securities. The two major categories of Fund investments include:

Currency Transactions. The Fund will invest in currency spot, forward and non-deliverable forward transactions. A currency spot transaction is a cash-settled contract to buy or sell immediately a specified quantity of currency for physical settlement in no more than two days. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Non deliverable forwards (NDFs) allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets. NDFs, in particular, are used to gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. All currency transactions will be cash-settled in U.S. dollars. In certain less developed countries, NDFs may be relatively illiquid.

Money Market Instruments. The Fund may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. Government and its agencies and instrumentalities, which will be used to seek to generate income and serve as collateral for the Fund’s investments in foreign currency forward contracts. The Fund may also invest in other currency derivative instruments when the Adviser believes that they afford a more cost efficient means of obtaining exposure to currencies than forward contracts. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, contracts for difference (CFDs) and other related instruments and techniques.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s investment securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

The principal risks of investing in the Fund are:

Currency Risk. The currency markets are highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.

The effect of government intervention in currency markets is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect the Fund’s ability to terminate existing agreements or to realize amounts to be received under those agreements.

The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to the Fund on days or at times when shareholders or the Fund cannot effect transactions. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. The principals who deal in these markets are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.

Trading of over-the-counter (“OTC”) foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to the Fund. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange-traded contracts.

Value at Risk. The use of VaR in managing the Fund involves certain limitations and risks. For example, VaR uses historical data to estimate future events. In addition, the VaR calculation may not properly capture all possible market outcomes and the resulting effect on losses. VaR assumes a normal distribution which may not accurately reflect reality and may underestimate the probability of extreme events. Also, the use of a 95% confidence level does not account for losses that may occur beyond this level of confidence.

Counterparty Risk. The Fund will be exposed to the credit of the counterparties to currency forwards and other derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Leverage Risk. Deposit requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.

Credit and Interest Rate Risks. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Non-Diversification. The risks of investing in the Fund will be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an

2        Invesco FX Alpha Plus Strategy Fund

investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser). Investment Sub-Advisers: Invesco Asset Management Limited, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited.

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Justin Simpson	Portfolio Manager	Since Inception

Chris Callan	Portfolio Manager	Since Inception

Arunabh Mukherjee	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Adviser uses a quantitative currency selection process. The process is driven by rigorous quantitative research that screens the universe of currencies. The Adviser seeks total return through the construction of a portfolio that benefits from changes in the relative valuations of one currency to another currency. Through the use of is investment strategy, the Adviser seeks to generate total return regardless of the direction of currency exchange rate movements or other major market indices.

The investment process is based on proprietary quantitative models. The investment process comprises three main steps: (1) screening the currencies within the investment universe to determine if they are suitable for the Fund, (2) using proprietary risk control models to identify currencies with desirable volatility, correlation and interest rate differentials for inclusion in the Fund and (3) daily portfolio monitoring.

The Fund will attempt to target an estimated VaR of 6.00%. VaR is a measure used to estimate the maximum value of a portfolio that can be lost over a specified time period given a specific probability under normal conditions. Accordingly, the Adviser seeks to manage the Fund so that, under normal market conditions with a confidence level of 95%, the Fund should not lose more than 6.00% of its net asset value in a given 12-month period. The VaR is recalculated daily by reference to the Fund’s then current net asset value. There is no guarantee that the Adviser’s use of such VaR measurements will be successful and result in lower targeted losses.

At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be exposed to foreign currency through currency forwards and other currency transactions. A foreign currency refers to any currency other than the U.S. dollar.

The Adviser expects to allocate the Fund’s currency investments among a variety of currencies, including currencies of developed and developing countries, including emerging market countries, and may buy or sell currencies in expectation of their rise or fall against the U.S. dollar. The Fund will realize capital appreciation to the extent that currency prices move in a direction favorable to the Fund and the fair market value of currency positions held by the Fund increase. Income will be generated from the Fund’s money market securities as described below. The Fund will not engage in short selling of securities. The two major categories of Fund investments include:

Currency Transactions. The Fund will invest in currency spot, forward and non-deliverable forward transactions (NDFs). A currency spot transaction is a cash-settled contract to buy or sell immediately a specified quantity of currency for physical settlement in no more than two days. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. NDFs allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets. The demand for NDFs arises principally out of regulatory and liquidity issues in the underlying currency. NDFs, in particular, are used to gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. All currency transactions will be cash settled in U.S. dollars. In certain less developed

3        Invesco FX Alpha Plus Strategy Fund

countries, NDFs may be relatively illiquid. The Fund will utilize NDFs only to the extent consistent with its overall restrictions on investments in illiquid securities in excess of 15% of the Fund’s net assets.

The currency market is worldwide, rapidly changing and the largest and most liquid market in the world. The currency market is an inter-bank or inter-dealer market based on the vast network of hundreds of major banks and dealers across the globe. Additionally, it is an over the counter (OTC) market, meaning that transactions are conducted between any counter parties that agree to trade via the telephone or an electronic network. The currency market is unique in that it has no fixed location or centralized exchange, as do many stock markets. Dealers often advertise, negotiate and transact based upon exchange rates obtained directly or via distribution networks. The currency market is a true 24-hour market, five days a week, with dealers in every major time zone.

Money Market Instruments. The Fund may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. Government and its agencies and instrumentalities, which will be used to seek to generate income and serve as collateral for the Fund’s investments in foreign currency forward contracts. The Fund’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, variable rate master demand notes (including tax-exempt variable rate demand notes), other affiliated and non-affiliated money market funds, asset-backed securities and repurchase agreements.

The Fund may also invest in other currency derivative instruments when the Adviser believes that they afford a more cost efficient means of obtaining exposure to currencies than forward contracts. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, CFDs and other related instruments and techniques.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
The Fund may be appropriate for you if you are pursuing a currency component to your portfolio, are willing to accept price fluctuations in your investments, are willing to tolerate the risks associated with investments in foreign currencies and have a time horizon of 12 months or longer.

The principal risks of investing in the Fund are:

Currency Risk. The currency markets are highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.

Governments from time to time intervene, directly and by regulation, in currency markets, with the specific intention of influencing currency exchange rates. The effect of government intervention is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect the Fund’s ability to terminate existing agreements or to realize amounts to be received under those agreements.

The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to the Fund on days or at times when shareholders or the Fund cannot effect transactions.

The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. Transactions in OTC derivatives such as currency spot, forward and non-deliverable forward contracts may involve risk as there is no exchange on which to close out an open position, no standardization of contracts and each transaction is negotiated on an individual basis. There is no limitation on daily price movements or speculative positions. The principals who deal in these markets are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.

Trading of OTC foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to the Fund. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange traded contracts.

Value at Risk. The use of VaR in managing the Fund involves certain limitations and risks. For example, VaR uses historical data to estimate future events. In addition, the VaR calculation may not properly capture all possible market outcomes and the resulting effect on losses. VaR assumes a normal distribution which may not accurately reflect reality and may underestimate the probability of extreme events. Also, the use of a 95% confidence level does not account for losses that may occur beyond this level of confidence.

Counterparty Risk. The Fund will be exposed to the credit of the counterparties to currency forwards and other derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Leverage Risk. Deposit requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.

Credit and Interest Rate Risks. There are risks of investing in debt obligation investments. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks

4        Invesco FX Alpha Plus Strategy Fund

associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolios positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may principally use include:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed a Fund’s initial investment in such contracts.

Options. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

CFDs. A contract for difference (CFD) is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Non-Diversification. The risks of investing in the Fund will be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified.

Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies.

Additional Investment Strategy Information
This section provides additional information relating to the Fund’s non-principal investment strategies.

Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategy without shareholder approval; however, you would be notified of any changes.

Additional Risk Information
This section provides additional information relating to risks of investing in the Fund.

Foreign and Emerging Market Securities. Foreign securities have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades. The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging

5        Invesco FX Alpha Plus Strategy Fund

market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code and satisfy a quarterly asset diversification test. The Fund treats foreign currency gains as qualifying income. You should be aware, however, that the Treasury Department has statutory authority to issue regulations excluding from the definition of “qualifying income” foreign currency gains not directly related to a regulated investment company’s principal business of investing in securities (or options and futures with respect to securities). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, might treat gains from the Fund’s foreign currency transactions as nonqualifying income, and there is a remote possibility such regulations might be applied retroactively, in which case the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. It is also possible the Fund’s strategy of investing in foreign currencies and instruments on foreign currencies, such as options, futures, and forward contracts, might cause the Fund to fail the asset diversification test, resulting in the Fund’s failure to qualify as a regulated investment company. The Internal Revenue Service (IRS) has not issued any guidance on how to apply the asset diversification test to foreign currencies or instruments on foreign currencies. Failure of the asset diversification test might result from a determination by the IRS that the foreign currency positions in which the Fund invests are not securities or, if securities, an IRS determination regarding the identity or fair market value of the securities that differs from that made by the Fund. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

The following affiliate of the Adviser (the affiliated Sub-Adviser) serves as a sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	Since

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

The following unaffiliated advisers (collectively, the unaffiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that the appointment of an unaffiliated Sub-Adviser will be for a temporary period.

Investment
Adviser
Name	Address	Since

Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception

Morgan Stanley Investment Management Limited	25 Cabot Square, Canary Wharf, London, E14 4QA, England	Inception

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee, which is determined by calculating a base fee of 1.10% of average daily net assets of the Fund and then applying a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Fund has performed over the applicable performance period. The base fee is adjusted upward if, during the most recent 12-month period, the Fund outperforms LIBOR plus 6.00% and adjusted downward if, during the most recent 12-month period, the Fund underperforms LIBOR minus 6.00%. The performance adjustment is 20% of the amount by which the Fund outperforms or underperforms LIBOR plus or minus 6.00%, respectively, during the applicable period. The maximum adjustment over any 12-month period is +0.55% of the Fund’s average net assets over the applicable performance period.

Invesco, not the Fund, pays sub-advisory fees, if any.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
[Investment decisions for the Fund are made by the investment management team at the unaffiliated Sub-Advisers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Justin Simpson, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Simpson was associated with Morgan Stanley Investment Management Limited in an investment management capacity (November 2005 to 2010). Prior to November 2005, Mr. Simpson was director of interest rate and currency strategy and global economics and also had responsibility for the index and portfolio solutions team and the quantitative trading strategies team at Morgan Stanley.

■	Chris Callan, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Callan was associated with Morgan Stanley Investment Management Limited in an investment management capacity (March 2006 to 2010). Prior to March 2006, he worked at Morgan Stanley with the FX quantitative trading strategy team (2004 to March 2006).

■	Arunabh Mukherjee, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Mukherjee was associated with Morgan Stanley Investment Management Limited in an investment management capacity (March

6        Invesco FX Alpha Plus Strategy Fund

2006 to 2010). Prior to March 2006, he worked at Morgan Stanley and JPMorgan, where he focused on FX options and commodities.]

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.75% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, semi-annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

7        Invesco FX Alpha Plus Strategy Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

8        Invesco FX Alpha Plus Strategy Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

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How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco FX Alpha Plus Strategy Fund
SEC 1940 Act file number: 811-05426

invescoaim.com MS-FXAPS-PRO-1

Prospectus	February 18, 2010

Class: A (FXAAX), C (FXACX), R (FXARX), Y (FXADX)
Invesco FX Alpha Strategy Fund

Invesco FX Alpha Strategy Fund’s investment objective is total return.

This prospectus contains important information about the Class A, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	3

Fund Management	6
The Advisers	6
Adviser Compensation	6
Portfolio Managers	6

Other Information	7
Sales Charges	7
Distributions	7
Dividends	7
Capital Gains Distributions	7

Financial Highlights	8

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco FX Alpha Strategy Fund

Fund Summary

Investment Objective
The Fund’s investment objective is total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	C	R	Y

Management Fees	0.55%	0.55%	0.55%	0.55%

Distribution and/or Service (12b-1) Fees	0.24	0.75	0.50	None

Other Expenses[1]	1.77	1.77	1.77	1.77

Total Annual Fund Operating Expenses[1]	2.56	3.07	2.82	2.32

Fee Waiver[2]	1.30	1.30	1.30	1.30

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26	1.77	1.52	1.02

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.29%, Class C shares to 1.79%, Class R shares to 1.54% and Class Y shares to 1.04% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$375	$777

Class C	280	696

Class R	155	620

Class Y	104	466

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$375	$777

Class C	180	696

Class R	155	620

Class Y	104	466

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
In managing the Fund, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, uses a quantitative currency selection process that is driven by rigorous quantitative research that screens the Adviser’s universe of currencies. The Adviser seeks total return through the construction of a portfolio that benefits from changes in the relative valuations of one currency to another currency. Through the use of its investment strategy, the Adviser seeks to generate total return regardless of the direction of currency exchange rate movements or other major market indices. The investment process is based on proprietary quantitative models, which comprises three main steps: (1) screening the currencies within the investment universe to determine if they are suitable for the Fund, (2) using proprietary risk control models to identify currencies with desirable volatility, correlation and interest rate differentials for inclusion in the Fund and (3) daily portfolio monitoring. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The Fund attempts to target an estimated value at risk (VaR) of 2.50%. VaR is a measure used to estimate the maximum value of a portfolio that can be lost over a specified time period given a specific probability under normal conditions. Accordingly, the Adviser seeks to manage the Fund so that, under normal market conditions with a confidence level of 95%, the Fund should not lose more than 2.50% of its net asset value in a given 12-month period. The VaR is recalculated daily by reference to the Fund’s then current net asset value. There is no guarantee that the Adviser’s use of such VaR measurements will be successful and result in lower targeted losses.

At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be exposed to foreign currency through currency forwards and other currency transactions described below.

The Adviser expects to allocate the Fund’s currency investments among a variety of currencies, including currencies of developed and developing countries, including emerging market countries, and may buy or sell currencies in expectation of their rise or fall against the U.S. dollar. The Fund will realize capital appreciation to the extent that currency prices move in a direction favorable to the Fund and the fair market value of currency positions held by the Fund increase. Income will be generated from the Fund’s money market securities as described below. The Fund

1        Invesco FX Alpha Strategy Fund

will not engage in short selling of securities. The two major categories of Fund investments are:

Currency Transactions. The Fund will invest in currency spot, forward and non-deliverable forward transactions. A currency spot transaction is a cash-settled contract to buy or sell immediately a specified quantity of currency for physical settlement in no more than two days. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Non deliverable forwards (NDFs) allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets. NDFs, in particular, are used to gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. All currency transactions will be cash-settled in U.S. dollars. In certain less developed countries, NDFs may be relatively illiquid.

Money Market Instruments. The Fund may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. Government and its agencies and instrumentalities, which will be used to seek to generate income and serve as collateral for the Fund’s investments in foreign currency forward contracts. The Fund may also invest in other currency derivative instruments when the Adviser believes that they afford a more cost efficient means of obtaining exposure to currencies than forward contracts. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, contracts for difference (CFDs) and other related instruments and techniques.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s investment securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

The principal risks of investing in the Fund are:

Currency Risk. The currency markets are highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.

The effect of government intervention in currency markets is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect the Fund’s ability to terminate existing agreements or to realize amounts to be received under those agreements.

The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to the Fund on days or at times when shareholders or the Fund cannot effect transactions. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. The principals who deal in these markets are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.

Trading of over-the-counter (“OTC”) foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to the Fund. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange-traded contracts.

Value At Risk. The use of VaR in managing the Fund involves certain limitations and risks. For example, VaR uses historical data to estimate future events. In addition, the VaR calculation may not properly capture all possible market outcomes and the resulting effect on losses. VaR assumes a normal distribution which may not accurately reflect reality and may underestimate the probability of extreme events. Also, the use of a 95% confidence level does not account for losses that may occur beyond this level of confidence.

Counterparty Risk. The Fund will be exposed to the credit of the counterparties to currency forwards and other derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Leverage Risk. Deposit requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.

Credit and Interest Rate Risks. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Non-Diversification. The risks of investing in the Fund will be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a

2        Invesco FX Alpha Strategy Fund

broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser). Investment Sub-Advisers: Invesco Asset Management Limited, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited.

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Justin Simpson	Portfolio Manager	Since Inception

Chris Callan	Portfolio Manager	Since Inception

Arunabh Mukherjee	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Adviser uses a quantitative currency selection process. The process is driven by rigorous quantitative research that screens the Adviser’s universe of currencies. The Adviser seeks total return through the construction of a portfolio that benefits from changes in the relative valuations of one currency to another currency. Through the use of its investment strategy, the Adviser seeks to generate total return regardless of the direction of currency exchange rate movements or other major market indices.

The investment process is based on proprietary quantitative models. The investment process comprises three main steps: (1) screening the currencies within the investment universe to determine if they are suitable for the Fund, (2) using proprietary risk control models to identify currencies with desirable volatility, correlation and interest rate differentials for inclusion in the Fund and (3) daily portfolio monitoring.

The Fund will attempt to target an estimated VaR of 2.50%. VaR is a measure used to estimate the maximum value of a portfolio that can be lost over a specified time period given a specific probability under normal conditions. Accordingly, the Adviser seeks to manage the Fund so that, under normal market conditions with a confidence level of 95%, the Fund should not lose more than 2.50% of its net asset value in a given 12-month period. The VaR is recalculated daily by reference to the Fund’s then current net asset value. There is no guarantee that the Adviser’s use of such VaR measurements will be successful and result in lower targeted losses.

At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be exposed to foreign currency through currency forwards and other currency transactions. A foreign currency refers to any currency other than the U.S. dollar.

The Adviser expects to allocate the Fund’s currency investments among a variety of currencies, including currencies of developed and developing countries, including emerging market countries, and may buy or sell currencies in expectation of their rise or fall against the U.S. dollar. The Fund will realize capital appreciation to the extent that currency prices move in a direction favorable to the Fund and the fair market value of currency positions held by the Fund increase. Income will be generated from the Fund’s money market securities as described below. The Fund will not engage in short selling of securities. The two major categories of Fund investments include:

Currency Transactions. The Fund will invest in currency spot, forward and non-deliverable forward transactions (NDFs). A currency spot transaction is a cash-settled contract to buy or sell immediately a specified quantity of currency for physical settlement in no more than two days. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. NDFs allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets. The demand for NDFs arises principally out of regulatory and liquidity issues in the underlying currency. NDFs, in particular, are used to gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. All currency

3        Invesco FX Alpha Strategy Fund

transactions will be cash settled in U.S. dollars. In certain less developed countries, NDFs may be relatively illiquid. The Fund will utilize NDFs only to the extent consistent with its overall restrictions on investments in illiquid securities in excess of 15% of the Fund’s net assets.

The currency market is worldwide, rapidly changing and the largest and most liquid market in the world. The currency market is an inter-bank or inter-dealer market based on the vast network of hundreds of major banks and dealers across the globe. Additionally, it is an over the counter (OTC) market, meaning that transactions are conducted between any counter parties that agree to trade via the telephone or an electronic network. The currency market is unique in that it has no fixed location or centralized exchange, as do many stock markets. Dealers often advertise, negotiate and transact based upon exchange rates obtained directly or via distribution networks. The currency market is a true 24-hour market, five days a week, with dealers in every major time zone.

Money Market Instruments. The Fund may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. Government and its agencies and instrumentalities, which will be used to seek to generate income and serve as collateral for the Fund’s investments in foreign currency forward contracts. The Fund’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, variable rate master demand notes (including tax-exempt variable rate demand notes), other affiliated and non-affiliated money market funds, asset-backed securities and repurchase agreements.

The Fund may also invest in other currency derivative instruments when the Adviser believes that they afford a more cost efficient means of obtaining exposure to currencies than forward contracts. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, CFDs and other related instruments and techniques.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
The Fund may be appropriate for you if you are pursuing a currency component to your portfolio, are willing to accept price fluctuations in your investments, are willing to tolerate the risks associated with investments in foreign currencies and have a time horizon of 12 months or longer.

The principal risks of investing in the Fund are:

Currency Risk. The currency markets are highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.

Governments from time to time intervene, directly and by regulation, in currency markets, with the specific intention of influencing currency exchange rates. The effect of government intervention is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect the Fund’s ability to terminate existing agreements or to realize amounts to be received under those agreements.

The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to the Fund on days or at times when shareholders or the Fund cannot effect transactions.

The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. Transactions in OTC derivatives such as currency spot, forward and non-deliverable forward contracts may involve risk as there is no exchange on which to close out an open position, no standardization of contracts and each transaction is negotiated on an individual basis. There is no limitation on daily price movements or speculative positions. The principals who deal in these markets are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.

Trading of OTC foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to the Fund. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange traded contracts.

Value At Risk. The use of VaR in managing the Fund involves certain limitations and risks. For example, VaR uses historical data to estimate future events. In addition, the VaR calculation may not properly capture all possible market outcomes and the resulting effect on losses. VaR assumes a normal distribution which may not accurately reflect reality and may underestimate the probability of extreme events. Also, the use of a 95% confidence level does not account for losses that may occur beyond this level of confidence.

Counterparty Risk. The Fund will be exposed to the credit of the counterparties to currency forwards and other derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.

Leverage Risk. Deposit requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.

Credit and Interest Rate Risks. There are risks of investing in debt obligation investments. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. The use of derivatives

4        Invesco FX Alpha Strategy Fund

involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolios positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may principally use include:

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed a Fund’s initial investment in such contracts.

Options. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

CFDs. A contract for difference (CFD) is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Non-Diversification. The risks of investing in the Fund will be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified.

Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies.

Additional Investment Strategy Information
This section provides additional information relating to the Fund’s non-principal investment strategies.

Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategy without shareholder approval; however, you would be notified of any changes.

Additional Risk Information
This section provides additional information relating to risks of investing in the Fund.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

Foreign and Emerging Market Securities. Foreign securities have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades. The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging

5        Invesco FX Alpha Strategy Fund

market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code and satisfy a quarterly asset diversification test. The Fund treats foreign currency gains as qualifying income. You should be aware, however, that the Treasury Department has statutory authority to issue regulations excluding from the definition of “qualifying income” foreign currency gains not directly related to a regulated investment company’s principal business of investing in securities (or options and futures with respect to securities). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, might treat gains from the Fund’s foreign currency transactions as nonqualifying income, and there is a remote possibility such regulations might be applied retroactively, in which case the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. It is also possible the Fund’s strategy of investing in foreign currencies and instruments on foreign currencies, such as options, futures, and forward contracts, might cause the Fund to fail the asset diversification test, resulting in the Fund’s failure to qualify as a regulated investment company. The Internal Revenue Service (IRS) has not issued any guidance on how to apply the asset diversification test to foreign currencies or instruments on foreign currencies. Failure of the asset diversification test might result from a determination by the IRS that the foreign currency positions in which the Fund invests are not securities or, if securities, an IRS determination regarding the identity or fair market value of the securities that differs from that made by the Fund. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

The following affiliate of the Adviser (the affiliated Sub-Adviser) serves as a sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	Since

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

The following unaffiliated advisers (collectively, the unaffiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that the appointment of an unaffiliated Sub-Adviser will be for a temporary period.

Investment
Adviser
Name	Address	Since

Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception

Morgan Stanley Investment Management Limited	25 Cabot Square, Canary Wharf, London, E14 4QA, England	Inception

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee, which is determined by calculating a base fee of 0.55% of average daily net assets of the Fund and then applying a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Fund has performed over the applicable performance period. The base fee is adjusted upward if, during the most recent 12-month period, the Fund outperforms LIBOR plus 2.50% and adjusted downward if, during the most recent 12-month period, the Fund underperforms LIBOR minus 2.50%. The performance adjustment is 20% of the amount by which the Fund outperforms or underperforms LIBOR plus or minus 2.50%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is +0.275% of the Fund’s average net assets over the applicable performance period.

Invesco, not the Fund, pays sub-advisory fees, if any.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
[Investment decisions for the Fund are made by the investment management team at the unaffiliated Sub-Advisers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Justin Simpson, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Simpson was associated with Morgan Stanley Investment Management Limited in an investment management capacity (November 2005 to 2010). Prior to November 2005, Mr. Simpson was director of interest rate and currency strategy and global economics and also had responsibility for the index and portfolio solutions team and the quantitative trading strategies team at Morgan Stanley.

■	Chris Callan, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Callan was associated with Morgan Stanley Investment Management Limited in an investment management capacity (March 2006 to 2010). Prior to March 2006, he worked at Morgan Stanley with the FX quantitative trading strategy team (2004 to March 2006).

■	Arunabh Mukherjee, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Mukherjee was associated with Morgan Stanley Investment Management Limited in an investment management capacity (March

6        Invesco FX Alpha Strategy Fund

2006 to 2010). Prior to March 2006, he worked at Morgan Stanley and JPMorgan, where he focused on FX options and commodities.]

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 2.50% initial sales charge as listed under the heading “Category IV Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

7        Invesco FX Alpha Strategy Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

8        Invesco FX Alpha Strategy Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco FX Alpha Strategy Fund
SEC 1940 Act file number: 811-05426

invescoaim.com MS-FXAS-PRO-1

Prospectus	February 18, 2010

Class: A (GADAX), B (GADBX), C (GADCX), Y (GADDX)
Invesco Global Advantage Fund

Invesco Global Advantage Fund’s investment objective is long-term capital growth.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Advisers	3
Adviser Compensation	3
Portfolio Managers	4

Other Information	4
Sales Charges	4
Distributions	4
Dividends	4
Capital Gains Distributions	4

Financial Highlights	5

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Global Advantage Fund

Fund Summary

Investment Objective
The Fund’s investment objective is long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.57%	0.57%	0.57%	0.57%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.57	0.57	0.57	0.57

Total Annual Fund Operating Expenses[1]	1.39	2.14	2.14	1.14

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$684	$966

Class B	717	970

Class C	317	670

Class Y	116	362

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$684	$966

Class B	217	670

Class C	217	670

Class Y	116	362

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 65% of its assets in equity securities of companies located throughout the world, including the United States. The Fund may also invest in companies located in emerging market or developing countries. Equity securities in which the Fund invests are common stock, preferred stock, depositary receipts and convertible securities.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), utilizes a bottom-up investment approach that emphasizes stock selection and disposition on an individual company basis. The Adviser seeks to invest in growth companies focusing on companies believed to offer strong business fundamentals at an attractive valuation. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The Fund may also use foreign forward currency exchange contracts, which are derivative instruments, in connection with its investments in foreign securities. Forward foreign currency exchange contracts involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions.

Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund’s convertible investments may be rated below investment grade.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund’s currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund’s objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a

1        Invesco Global Advantage Fund

broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Eddie Ramos	Portfolio Manager	Since Inception

Eve Glatt	Portfolio Manager	Since Inception

Carlos Garcia-Tunon	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is long-term capital growth. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 65% of its assets in equity securities of companies located throughout the world (including the United States). Equity securities in which the Fund invests are common stock, preferred stock, depositary receipts and/or convertible securities. The Fund may also invest in foreign securities issued by companies located in emerging market or developing countries.

The Adviser utilizes a bottom-up investment approach that emphasizes stock selection and disposition on an individual company basis. The Adviser seeks to invest in growth companies focusing on companies believed to offer strong business fundamentals at an attractive valuation. In determining whether to buy or sell a particular security, the Adviser considers a number of factors, including changes in the issuer’s financial and/or industry position, as well as general economic and market conditions. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

In addition, the Fund may utilize forward foreign currency exchange contracts, which are derivative instruments, in connection with its investments in foreign securities. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Forward foreign currency exchange contracts involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Fund may use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. In addition, the Fund may use these instruments to gain or modify its exposure to various currency markets. In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell foreign currencies at a future date (forward foreign currency exchange contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be

2        Invesco Global Advantage Fund

used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in anticipation of or in response to adverse market, economic, political or other conditions. As a result, the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Principal Risks
Common Stock and Other Equity Securities. A principal risk of investing in the Fund is associated with its common stock and other equity investments. In general, stock and other equity security values fluctuate and sometimes widely fluctuate in response to activities specific to the company as well as general market, economic and political conditions.

The Fund’s investments in convertible securities subject the Fund to the risks associated with both common stock and fixed-income securities. Fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the Fund’s convertible investments may be rated below investment grade. Securities rated below investment grade are commonly known as junk bonds and have speculative credit risk characteristics.

Foreign and Emerging Market Securities. The Fund may invest a substantial portion of its assets in foreign securities, including those issued by companies located in emerging market or developing countries. Foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted and redemption proceeds are paid in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Fund invests could cause a substantial decline in the value of the Fund. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses in the Fund due to subsequent declines in the value of the securities subject to the trades.

The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee

3        Invesco Global Advantage Fund

computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $1.5 billion	0.570%

Over $1.5 billion	0.545

The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.41%, Class B shares to 2.16%, Class C shares to 2.16% and Class Y shares to 1.16% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
[The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Eddie Ramos, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Ramos was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (June 2005 to 2010). Prior to June 2005, he was a Vice President for Brown Capital Management working as a portfolio manager and research analyst.

■	Eve Glatt, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Glatt was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (November 2006 to 2010). Prior to November 2006, she was an assistant portfolio manager for GE Asset Management (2003 to 2006).

■	Carlos Garcia-Tunon, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Garcia-Tunon was associated with Morgan Stanley Investment Advisors, Inc. or its affiliates in an investment management capacity (July 2006 to 2010) and, prior to that, as an analyst (April 2003 to July 2006).]

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

4        Invesco Global Advantage Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

5        Invesco Global Advantage Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

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■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

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	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

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How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

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another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

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violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Global Advantage Fund
SEC 1940 Act file number: 811-05426

invescoaim.com MS-GADV-PRO-1

Prospectus	February 18, 2010

Class: A (GLBAX), B (GLBBX), C (GLBCX), Y (GLBDX)
Invesco Global Dividend Growth Securities Fund

Invesco Global Dividend Growth Securities Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Advisers	4
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Global Dividend Growth Securities Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.67%	0.67%	0.67%	0.67%

Distribution and/or Service (12b-1) Fees	0.25	0.19	1.00	None

Other Expenses[1]	0.29	0.29	0.29	0.29

Total Annual Fund Operating Expenses[1]	1.21	1.15	1.96	0.96

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$667	$913

Class B	617	665

Class C	299	615

Class Y	98	306

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$667	$913

Class B	117	365

Class C	199	615

Class Y	98	306

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend paying equity securities of companies located in various countries around the world. The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks investments primarily in common stocks (including depositary receipts) of companies of any size with a record of paying dividends and potential for increasing dividends. In selecting investments, the Adviser employs a bottom-up investment approach that is value driven and emphasizes security selection on an individual company basis. The Adviser selects securities of issuers from a broad range of countries, which may include emerging market countries. The Adviser also seeks to identify securities of issuers that it believes are undervalued relative to their market values and other measurements of intrinsic worth, with an emphasis on company assets and cash flow. Securities which appear undervalued are then subjected to an in-depth fundamental analysis. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

The Fund may invest up to 20% of its assets in convertible debt securities, convertible preferred securities, U.S. government securities, fixed-income securities issued by foreign governments and international organizations and investment grade corporate debt securities. Up to 15% of the Fund’s assets may be invested in emerging market securities (held either directly or in the form of depositary receipts), including up to 10% of the Fund’s assets that may be invested in local shares (shares traded in the issuer’s local or regional market). The Fund may also use forward foreign currency exchange contracts, which are derivative instruments, in connection with its investments in foreign securities. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

Common Stocks. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Convertible Securities. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund’s convertible securities investments may be rated below investment grade. Securities rated below investment grade are commonly known as junk bonds and have speculative characteristics.

Small and Medium Capitalization Companies. Investments in small and medium capitalization companies entail greater risks than those associated with larger, more established companies. Often the stock of these companies may be more volatile and less liquid than the stock of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock

1        Invesco Global Dividend Growth Securities Fund

market. Value stocks also may decline in price, even though in theory they are already underpriced.

Foreign and Emerging Market Securities. The risks of investing in foreign and emerging market securities can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser). Investment Sub-Advisers: Invesco Asset Management Limited, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited.

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Nathalie Degans	Portfolio Manager	Since Inception

Jean Beaubois	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	$50	$50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in dividend paying equity securities of companies located in various countries around the world. The Fund’s Adviser seeks investments primarily in common stocks (including depositary receipts) of companies of any size with a record of paying dividends and potential for increasing dividends. The Fund invests in at least three separate countries. The percentage of the Fund’s assets invested in particular geographic sectors will shift from time to time in accordance with the judgment of the Adviser. In addition, in selecting investments, the Adviser employs a bottom-up investment approach that is value driven and emphasizes security selection on an individual company basis. The Adviser selects securities of issuers from a broad range of countries, which may include emerging market countries. The Adviser also seeks to identify securities of issuers that it believes are undervalued relative to their market values and other measurements of intrinsic worth, with an emphasis on company assets and cash flow. Securities which appear undervalued are then subjected to an in-depth fundamental analysis. Portfolio securities are typically sold when the Adviser assesses that a holding no longer satisfies some or all of its investment criteria. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

2        Invesco Global Dividend Growth Securities Fund

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund may invest up to 20% of its assets in convertible debt securities, convertible preferred securities, U.S. government securities, fixed-income securities issued by foreign governments and international organizations and investment grade corporate debt securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity.

Up to 15% of the Fund’s assets may be invested in emerging market securities (held either directly or in the form of depositary receipts), including up to 10% of the Fund’s assets that may be invested in local shares (shares traded in the issuer’s local or regional market).

In addition, the Fund may utilize forward foreign currency exchange contracts, which are derivative instruments, in connection with its investments in foreign securities. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Forward foreign currency exchange contracts involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Fund may use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. In addition, the Fund may use these instruments to modify its exposure to various currency markets. In connection with its investments in foreign securities, the Fund also may enter into forward contracts. A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.

Principal Risks
Common Stock. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Convertible Securities. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the Fund’s convertible securities investments may be rated below investment grade. Securities rated below investment grade are commonly known as junk bonds and have speculative characteristics.

Small and Medium Capitalization Companies. Investing in securities of small and medium capitalization companies involves greater risks than is customarily associated with investing in larger, more established companies. Often, the stocks of these companies, particularly small companies, may be more volatile and less liquid than the stocks of more established companies and may be subject to more abrupt and erratic price movements. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Value Investing Style. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced. Different types of stocks tend to shift in and out of favor depending on market and economic conditions and the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Foreign and Emerging Market Securities. The Fund’s investments in foreign and emerging market securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a

3        Invesco Global Dividend Growth Securities Fund

small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Fixed-Income Securities. All fixed-income securities, such as corporate bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in REITs and foreign real estate companies.

Additional Investment Strategy Information
REITs and Foreign Real Estate Companies. The Fund may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investor funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Additional Risk Information
REITs and Foreign Real Estate Companies. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s and/or foreign real estate company’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). U.S. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

The following affiliate of the Adviser (the affiliated Sub-Adviser) serves as a sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	Since

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

The following unaffiliated advisers (collectively, the unaffiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that the appointment of an unaffiliated Sub-Advisers will be for a temporary period.

4        Invesco Global Dividend Growth Securities Fund

Investment
Adviser
Name	Address	Since

Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception

Morgan Stanley Investment Management Limited	25 Cabot Square, Canary Wharf, London, E14 4QA, England	Inception

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $1 billion	0.670%

Next $500 million	0.645

Next $1 billion	0.620

Next $1 billion	0.595

Next $1 billion	0.570

Over $4.5 billion	0.545

The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.25%, Class B shares to 2.00%, Class C shares to 2.00% and Class Y shares to 1.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Invesco, not the Fund, pays sub-advisory fees, if any.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
[Investment decisions for the Fund are made by the investment management team at the unaffiliated Sub-Advisers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Nathalie Degans, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Degans was associated with Morgan Stanley Investment Management Limited in an investment management capacity (1993 to 2010).

■	Jean Beaubois, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Beaubois was associated with Morgan Stanley Investment Management Limited in an investment management capacity (2003 to 2010).]

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares dividends from net investment income, if any, semi-annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco Global Dividend Growth Securities Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco Global Dividend Growth Securities Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Global Dividend Growth Securities Fund
SEC 1940 Act file number: 811-05426

invescoaim.com MS-GDG-PRO-1

Prospectus	February 18, 2010

Class: A (HCRAX), B (HCRBX), C (HCRCX), Y (HCRDX)
Invesco Health Sciences Fund

Invesco Health Sciences Fund’s investment objective is capital appreciation.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	5
The Advisers	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Health Sciences Fund

Fund Summary

Investment Objective
The Fund’s investment objective is capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.92%	0.92%	0.92%	0.92%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.45	0.45	0.45	0.45

Total Annual Fund Operating Expenses[1]	1.62	2.37	2.37	1.37

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$706	$1,033

Class B	740	1,039

Class C	340	739

Class Y	139	434

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$706	$1,033

Class B	240	739

Class C	240	739

Class Y	139	434

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) of health science companies throughout the world. A company will be considered to be a health science company if it derives at least 50% of its earnings or revenues, or it devotes at least 50% of its assets, to health science activities. Health science companies include, among others, hospitals, clinical test laboratories, health care facilities and home care companies, pharmaceutical companies and companies involved in the biotechnology industry, medical supply companies, companies that provide services to health care companies and HMOs and other health insurance companies.

The Fund may invest up to 50% of its net assets in foreign securities, including emerging market securities. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the common stocks included within that policy.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of options, futures, swaps, contracts for difference (CFDs) and other related instruments and techniques. The Fund may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.

Common Stock and Convertible Securities. In general, stock values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks.

Health Sciences Industry. Because the Fund concentrates in the health sciences industry, the value of the Fund’s shares may be more volatile than mutual funds that do not similarly concentrate their investments. The health sciences industry is subject to substantial regulation and could be materially adversely affected by changes in governmental regulations. Additionally, the products and services of companies in this industry may be subject to faster obsolescence as a result of greater competition and advancing technological developments. As a result, the securities of companies in this industry may exhibit greater price volatility than those of companies in other industries.

The Fund may invest in smaller health science companies which involve greater risks than large or more established issuers. The prices of the securities of smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market

1        Invesco Health Sciences Fund

countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund’s currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund’s objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Michael Nolan	Portfolio Manager	Since Inception

Helen Krause	Portfolio Manager	Since Inception

Arthur Robb	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) of health science companies throughout the world. A company will be considered to be a health science company if it derives at least 50% of its earnings or revenues, or it devotes at least 50% of its assets, to health science activities. Health science companies include, among others:

■	hospitals, clinical test laboratories, convalescent and mental health care facilities and home care businesses;
■	pharmaceutical companies and companies involved in biotechnology, medical diagnostics, biochemicals, and nuclear research and development;
■	companies that produce and manufacture medical, dental and optical supplies and equipment;
■	companies that provide services to health care companies; and HMOs and other health insurance companies.

The Fund may invest up to 50% of its net assets in foreign securities, including emerging market securities. However, this percentage limitation does not apply to securities of foreign companies that are listed in the United States on a national securities exchange. The Fund may use derivative instruments, discussed below, to gain exposure to common stocks of health science companies. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the common stocks included within the 80% policy.

In selecting securities for investment, the Adviser considers the fundamental and quantitative research of a variety of third-party research providers as well as its own research. The Adviser uses a proprietary, systematic investment process to incorporate this research in the

2        Invesco Health Sciences Fund

construction of a portfolio that the Adviser believes offers attractive capital appreciation and current income potential with an acceptable level of risk.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The remaining 20% of the Fund’s assets may be invested in the common stock of non-health science companies, preferred stock and investment grade fixed-income securities. The Fund also may invest a portion of its assets in convertible securities.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of options, futures, swaps, CFDs and other related instruments and techniques. The Fund may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others.

Principal Risks
Common Stock and Convertible Securities. A principal risk of investing in this Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

The Fund may invest in convertible securities, which subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Health Sciences Industry. The Fund concentrates its investments in the health sciences industry. Because of this concentration, the value of the Fund’s shares may be more volatile than mutual funds that do not similarly concentrate their investments. The health sciences industry is subject to substantial regulation and could be materially adversely affected by changes in governmental regulations. Additionally, the products and services of companies in this industry may be subject to faster obsolescence as a result of greater competition and advancing technological developments. As a result, the securities of companies in this industry may exhibit greater price volatility than those of companies in other industries.

The Fund may invest in smaller (generally companies with market capitalizations under $1 billion) health science companies which involve greater risks than large or more established issuers. These smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

Foreign and Emerging Market Securities. The Fund’s investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

In connection with its investments in foreign securities, the Fund also may enter into forward contracts. A forward foreign currency exchange contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

3        Invesco Health Sciences Fund

Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.

The derivative instruments and techniques that the Fund may principally use include:

Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

Other Risks. Consistent with its investment policies, the Fund will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover (i.e., over 100% per year) will cause the Fund to incur additional transaction costs and may result in taxable gains being passed through to shareholders. The Fund may engage in frequent trading of securities to achieve its investment objectives. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies.

Additional Investment Strategy Information
This section provides additional information relating to the Fund’s investment strategies.

Other Investments. The Fund may invest up to 20% of its assets in preferred stock and investment grade fixed-income securities.

Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

Additional Risk Information
This section provides additional information relating to the risks of investing in the Fund.

Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. While the Fund may invest in investment grade securities, certain of these securities have speculative credit characteristics. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general

4        Invesco Health Sciences Fund

level of interest rates goes down, the prices of most fixed-income securities go up.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.920%

Next $500 million	0.870

Over $1 billion	0.845

The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.65%, Class B shares to 2.40%, Class C shares to 2.40% and Class Y shares to 1.40% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
[The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Michael Nolan, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Nolan was associated with Morgan Stanley Investment Management Limited in an investment management capacity (2005 to 2010). Mr. Nolan is the lead portfolio manager of the Fund.

■	Helen Krause, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Krause was associated with Morgan Stanley Investment Management Limited (April 2008 to 2010). Prior to April 2008, she was a quantitative equity portfolio manager and senior quantitative researcher on the active equity team at Barclays Global Investors.

■	Arthur Robb, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Robb was associated with Morgan Stanley Investment Management Limited (July 2007 to 2010). Prior to July 2007, he was a vice president of financial modeling at CIFG and vice president of analytics at Integrated Finance.]

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or a combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco Health Sciences Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco Health Sciences Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

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Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

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Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Health Sciences Fund
SEC 1940 Act file number: 811-05426

invescoaim.com MS-HSCI-PRO-1

Prospectus	February 18, 2010

Class: A (MNWBX), B (MNBBX), C (MNWQX), Y (MNWAX)

Invesco International Growth Equity Fund

Invesco International Growth Equity Fund’s investment objective is to seek long-term capital appreciation, with a secondary objective of income.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objectives, Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Advisers	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco International Growth Equity Fund

Fund Summary

Investment Objectives
The Fund’s investment objective is to seek long-term capital appreciation, with a secondary objective of income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)[1]	2.00%	2.00%	2.00%	2.00%

1	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.66	0.66	0.66	0.66

Total Annual Fund Operating Expenses[1]	1.66	2.41	2.41	1.41

Fee Waiver[2]	0.41	0.41	0.41	0.41

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25	2.00	2.00	1.00

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.25%, Class B shares to 2.00%, Class C shares to 2.00% and Class Y shares to 1.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$670	$967

Class B	703	971

Class C	303	671

Class Y	102	363

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$670	$967

Class B	203	671

Class C	203	671

Class Y	102	363

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (the Adviser) seeks to achieve the Fund’s investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.

The Adviser generally seeks to identify securities of issuers that it believes share the following characteristics: (1) strong balance sheets, (2) market capitalization typically greater than $1 billion, (3) attractive price-to-earnings and other valuation ratios and (4) attractive earnings prospects, including earnings estimates revisions. The Adviser generally considers selling a portfolio security when a security no longer fits the Fund’s investment criteria, or when a more attractive opportunity elsewhere in the market has been identified.

While a substantial portion of the Fund’s assets generally are invested in the developed countries of Europe and the Far East, the Fund may invest up to 15% of its assets in securities of issuers in emerging market or developing countries. The Fund may invest up to 20% of its assets in debt securities issued or guaranteed by non- U.S. governments, but will invest only in securities issued or guaranteed by the governments of countries which are members of the Organization for Economic Co-operation and Development (OECD). The Fund may purchase and sell options, futures contracts, options on futures contracts, structured investments and currency-related transactions involving options, futures contracts, forward contracts, swaps and contracts for difference (CFDs), which are derivative instruments, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers from at least three different foreign countries.

Principal Risks of Investing in the Fund
The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and

1        Invesco International Growth Equity Fund

sharply. Foreign markets may, but often do not, move in tandem with U.S. markets, and foreign markets, especially developing or emerging market countries, may be more volatile than U.S. markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation, and trading, and foreign taxation issues.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Risks of Using Derivative Instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; risks that the transactions may not be liquid; and risks of increased volatility.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date

Clas G. Olsson	Portfolio Manager	Since Inception

Barrett Sides	Portfolio Manager	Since Inception

Shuxin (Steve) Cao	Portfolio Manager	Since Inception

Matthew Dennis	Portfolio Manager	Since Inception

Jason Holzer	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Investment Objectives
The Fund’s investment objective is to seek long-term capital appreciation, with a secondary objective of income. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.

The Adviser generally seeks to identify securities of issuers that it believes share the following characteristics: (1) strong balance sheets, (2) market capitalization typically greater than $1 billion, (3) attractive price-to-earnings and other valuation ratios and (4) attractive earnings prospects, including earnings estimates revisions. The Adviser generally considers selling a portfolio security when a security no longer fits the Fund’s investment criteria, or when a more attractive opportunity elsewhere in the market has been identified.

While a substantial portion of the Fund’s assets generally are invested in the developed countries of Europe and the Far East, the Fund may invest up to 15% of its assets in securities of issuers in emerging market or developing countries. The Fund may invest up to 20% of its assets in debt securities issued or guaranteed by non- U.S. governments, but will invest only in securities issued or guaranteed by the governments of countries which are members of the OECD. The Fund may purchase and sell options, futures contracts, options on futures contracts, structured investments and currency-related transactions involving options, futures contracts, forward contracts, swaps and CFDs, which are derivative instruments, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers from at least three different foreign countries. The Fund considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated

2        Invesco International Growth Equity Fund

basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country. This policy may be changed without shareholder approval; however, you will be notified in writing of any changes. Derivative instruments used by the Fund will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund may invest in emerging market or developing countries, which are countries that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

In pursuing the Fund’s investment objectives, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.

Principal Risks
The principal risks of investing in the Fund are:

Investing in the Fund may be appropriate for you if you are willing to accept the risks and uncertainties of investing in a portfolio of equity securities of issuers located in countries other than the United States, including emerging market or developing countries. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example).

Investing in the securities of foreign issuers, particularly those located in emerging market or developing countries, entails the risk that news and events unique to a country or region will affect those markets and their issuers. The value of the Fund’s shares may vary widely in response to political and economic factors affecting companies in foreign countries. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Fund’s investments in foreign issuers generally will be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

The Fund may invest in the equity securities of any size company. Investing in the securities of smaller companies involves greater risk and price volatility than investing in larger, more established firms.

Equity Securities. The Fund may invest in equity securities that are publicly-traded on securities exchanges or over the counter or in equity securities that are not publicly traded. Securities that are not publicly traded may be more difficult to sell and their value may fluctuate more dramatically than other securities. The prices of convertible securities are affected by changes similar to those of equity and fixed income securities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.

Price Volatility. The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. Over time, equity securities have generally shown gains superior to fixed income securities, although they have tended to be more volatile in the short term. Fixed income securities, regardless of credit quality, also experience price volatility, especially in response to interest rate changes. As a result of price volatility, there is a risk that you may lose money by investing in the Fund.

Foreign Investing. To the extent that the Fund invests in foreign issuers, there is the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, some of the Fund’s securities, including underlying securities represented by depositary receipts, generally will be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Fund’s investments. These changes may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These risks may be intensified for the Fund’s investments in securities of issuers located in emerging market or developing countries.

Foreign Securities. Foreign issuers generally are subject to different accounting, auditing and financial reporting standards than U.S. issuers. There may be less information available to the public about foreign issuers. Securities of foreign issuers can be less liquid and experience greater price movements. In some foreign countries, there is also the risk of government expropriation, excessive taxation, political or social instability, the imposition of currency controls or diplomatic developments that could affect the Fund’s investment. There also can be difficulty obtaining and enforcing judgments against issuers in foreign countries. Foreign stock exchanges, broker-dealers and listed issuers may be subject to less government regulation and oversight. The cost of investing in foreign securities, including brokerage commissions and custodial expenses, can be higher than in the United States.

Emerging Market Risks. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. Emerging market or developing countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market or developing countries may be more precarious than in other countries. In addition, emerging market securities generally are less liquid and subject to wider price and currency fluctuations than securities issued in more developed countries. These characteristics result in greater risk of price volatility in emerging market or developing countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Foreign Currency. The investments of the Fund generally will be denominated in foreign currencies. The value of foreign currencies may fluctuate relative to the value of the U.S. dollar. Since the Fund may invest in such non-U.S. dollar-denominated securities and therefore may convert the value of such securities into U.S. dollars, changes in currency exchange rates can increase or decrease the U.S. dollar value of the Fund’s assets.

The Adviser may use derivatives to reduce this risk. The Adviser may in its discretion choose not to hedge against currency risk. In addition, certain market conditions may make it impossible or uneconomical to hedge against currency risk.

3        Invesco International Growth Equity Fund

Derivatives and Other Investments. The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives include futures, options, forward contracts, swaps, CFDs and structured investments. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific obligation underlying the contract at a specified future time and at a specified price. The Fund may use futures contracts to gain or modify exposure to an entire market (e.g., stock index futures) or to control its exposure to changing foreign currency exchange rates.

If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Fund “writes” an option, it sells to another person the right to buy from or sell to the Fund a specific amount of a security or futures contract at an agreed-upon price. The use of options would subject the Fund to certain risks. The Adviser’s predictions of movements in the direction of the securities markets may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund’s net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if the options had not been used. Other risks inherent in the use of options include, for example, the possible imperfect correlation between the price of option contracts and movements in the prices of the securities included in the indices underlying the options.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency exchange contracts may be used to hedge against adverse price movements in its portfolio securities, to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. The Fund’s participation in forward foreign currency exchange contracts also involves the risk that the hedging strategy does not correlate well with the Fund’s investments or the currencies in which the investments are denominated, in which case, the currency contracts could result in a loss. The contracts also may increase the Fund’s volatility and may involve significant risk.

The Fund may purchase and sell CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument.

The Fund may enter into swap transactions, which are contracts in which the Fund agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.

Structured investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount the Fund receives when it sells a structured investment or at maturity of a structured investment is not fixed, but is based on the price of the underlying security or index.

Risks of Derivatives. The primary risks of derivatives are: (i) changes in the market value of securities held by the Fund, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Fund to sell a derivative, which could result in difficulty closing a position and (iii) certain derivatives can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. In addition, some derivatives are subject to counterparty risk. To minimize this risk, the Fund may enter into derivatives transactions only with counterparties that meet certain requirements for credit quality and collateral. Also, the Fund may invest in certain derivatives that require the Fund to segregate some or all of its cash or liquid securities to cover its obligations under those instruments. At certain levels, this can cause the Fund to lose flexibility in managing its investments properly, responding to shareholder redemption requests or meeting other obligations. If the Fund is in that position, it could be forced to sell other securities that it wanted to retain.

Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Temporary Defensive Investments. When the Adviser believes that changes in economic, financial or political conditions warrant, the Fund may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes that may be inconsistent with a Fund’s principal investment strategies. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Fund’s performance and the Fund may not achieve its investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $1 billion	0.750%

Over $1 billion	0.700

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Clas G. Olsson, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1994. Mr. Olsson is the co-lead portfolio manager of the Fund.

4        Invesco International Growth Equity Fund

■	Barrett Sides, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1990. Mr. Sides is the co-lead portfolio manager of the Fund.

■	Shuxin (Steve) Cao, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1997.

■	Matthew Dennis, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.

■	Jason Holzer, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco International Growth Equity Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco International Growth Equity Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

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	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco International Growth Equity Fund
SEC 1940 Act file number: 811-05426

invescoaim.com MS-IGE-PRO-1

Prospectus	February 18, 2010

Class: A (TGRAX), B (TGRBX), C (TGRCX), R (TGRRX), Y (TGRDX)
Invesco Pacific Growth Fund

Invesco Pacific Growth Fund’s investment objective is to maximize the capital appreciation of its investments.

This prospectus contains important information about the Class A, B, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Advisers	4
Adviser Compensation	4
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Pacific Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to maximize the capital appreciation of its investments.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)[1]	2.00%	2.00%	2.00%	2.00%	2.00%

1	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.87%	0.87%	0.87%	0.87%	0.87%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses[1]	0.76	0.76	0.76	0.76	0.76

Total Annual Fund Operating Expenses[1]	1.88	2.63	2.63	2.13	1.63

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$730	$1,108

Class B	766	1,117

Class C	366	817

Class R	216	667

Class Y	166	514

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$730	$1,108

Class B	266	817

Class C	266	817

Class R	216	667

Class Y	166	514

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and other securities of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund, however, may invest more than 25% of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser) generally invests Fund assets in companies it believes have a high rate of earnings growth potential. It also selects securities which, in its view, possess both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

The remaining 20% of the Fund’s assets may be invested in equity securities, fixed-income securities and convertible securities of companies located anywhere in the world, as well as securities of other investment companies. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. The fixed-income securities (including zero coupon securities) may be issued or guaranteed by the governments of Australia, New Zealand and countries in Asia. In addition, the Fund may invest in fixed-income securities that are, either alone or in combination with warrants, options or other rights, convertible to the common stock of a company.

The Fund may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective and you can lose money investing in this Fund. The principal risks of investing in the Fund include:

Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market,

1        Invesco Pacific Growth Fund

economic and political conditions. Investments in convertible securities subject the Fund to the risks associated with both fixed-income securities, including credit risk and interest rate risk, and common stocks. A portion of the Fund’s convertible investments may be rated below investment grade.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. Hedging the Fund’s currency risks through forward foreign currency exchange contracts involves the risk of mismatching the Fund’s objectives under a forward foreign currency exchange contract with the value of securities denominated in a particular currency. There is additional risk that such transactions reduce or preclude the opportunity for gain and that currency contracts create exposure to currencies in which the Fund’s securities are not denominated.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser). Investment Sub-Advisers: Invesco Asset Management (Japan) Limited, Morgan Stanley Investment Management Inc., Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company.

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Kunihiko Sugio	Portfolio Manager	Since Inception

Paul Chan	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to maximize the capital appreciation of its investments. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies
The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks (including depositary receipts) and other securities of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries). The principal Asian countries include Japan, Malaysia, Singapore, Hong Kong, Thailand, the Philippines, India, Indonesia, Taiwan and South Korea. The Fund’s assets will be invested in at least three countries. The Fund, however, may invest more than 25% of its net assets in Japan, Hong Kong, Malaysia, South Korea and/or Taiwan. Thus, the investment performance of the Fund may be subject to the social, political and economic events occurring in those countries to a greater extent than other countries. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Adviser generally invests Fund assets in companies it believes have a high rate of earnings growth potential. It also selects securities

2        Invesco Pacific Growth Fund

which, in its view, possess both on an absolute basis and as compared with other securities around the world, attractive price/earnings, price/cash flow and price/revenue ratios.

Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends, as some companies reinvest all of their profits back into their businesses, while others pay out some of their profits to shareholders as dividends. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The remaining 20% of the Fund’s assets may be invested in equity securities, fixed-income securities and convertible securities of companies located anywhere in the world, as well as securities of other investment companies, forward foreign currency exchange contracts and options on currencies. Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. The fixed-income securities (including zero coupon securities) may be issued or guaranteed by the governments of Australia, New Zealand and countries in Asia. In addition, the Fund may invest in fixed-income securities that are, either alone or in combination with warrants, options or other rights, convertible to the common stock of a company.

The Fund may also use forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks

Common Stocks and Other Equity Securities. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Foreign and Emerging Market Securities. The Fund’s investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.

Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitation on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in the Pacific region and/or a particular country in which the Fund invests could cause a substantial decline in value of the portfolio. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.

Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.

The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Other Risks. The performance of the Fund also will depend on whether or not the Adviser and/or the unaffiliated Sub-Advisers are successful in applying the Fund’s investment strategies.

Additional Investment Strategy Information
Other Global Securities. The Fund also may invest up to 20% of its assets in equity and/or fixed-income and convertible securities of companies located anywhere in the world, including the United States. The Fund furthermore may purchase securities issued by various agencies and instrumentalities of the U.S. Government.

Investment Companies. The Fund may invest up to 10% of its net assets in securities issued by other investment companies. The Adviser may view these investments as necessary to participate in certain foreign markets where foreigners are prohibited from investing directly in the securities of individual companies.

Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.

3        Invesco Pacific Growth Fund

Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.

In pursuing the Fund’s investment objective, the Advisor has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Additional Risk Information
Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay interest.)

Investment Companies. Any Fund investment in an investment company is subject to the underlying risk of that investment company’s portfolio securities. For example, if the investment company held common stocks, the Fund also would be exposed to the risk of investing in common stocks. In addition to the Fund’s fees and expenses, the Fund would bear its share of the investment company’s fees and expenses.

Convertible Securities. The Fund also may invest a portion of its assets in convertible securities, which are securities that generally pay interest and may be converted into common stock. These securities may carry risks associated with both fixed-income securities and common stock. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of these securities may include junk bonds, which have speculative characteristics.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

The following affiliate of the Adviser (the affiliated Sub-Adviser) serves as a sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	Since

Invesco Asset Management (Japan) Limited (Invesco Japan)	25th Floor, Shiroyama Trust Tower, 3-1 Toranomon 4-chome, Minatoku, Tokyo 105-6025	1996

The following unaffiliated advisers (collectively, the unaffiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that the appointment of an unaffiliated Sub-Adviser will be for a temporary period.

Investment
Adviser
Name	Address	Since

Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
Morgan Stanley Asset & Investment Trust Management Co., Limited	Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009	Inception
Morgan Stanley Investment Management Company.	#16-01 Capital Square 23 Church Street Singapore 049481	Inception

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $1 billion	0.870%

Next $1 billion	0.820

Over $2 billion	0.770

The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.88%, Class B shares to 2.63%, Class C shares to 2.63%, Class R shares to 2.13% and Class Y shares to 1.63% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Invesco, not the Fund, pays sub-advisory fees, if any.

4        Invesco Pacific Growth Fund

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
[Investment decisions for the Fund are made by the investment management team at the unaffiliated Sub-Advisers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Kunihiko Sugio, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Sugio was associated with Morgan Stanley Asset & Investment Trust Management Co., Limited in an investment management capacity (1993 to 2010).

■	Paul Chan, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2001.]

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco Pacific Growth Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco Pacific Growth Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Pacific Growth Fund
SEC 1940 Act file number: 811-05426

invescoaim.com MS-PGRO-PRO-1

Prospectus	February 18, 2010

Class: A (MSRAX), B (MSRBX), C (MSRCX), Y (MSRIX)
Invesco Van Kampen Emerging Markets Fund

Invesco Van Kampen Emerging Markets Fund’s investment objective is to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	6
The Advisers	6
Adviser Compensation	6
Portfolio Managers	6

Other Information	6
Sales Charges	6
Distributions	6
Dividends	6
Capital Gains Distributions	6

Financial Highlights	7

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen Emerging Markets Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)[1]	2.00%	2.00%	2.00%	2.00%

1	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	1.25%	1.25%	1.25%	1.25%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.70	0.70	0.70	0.70

Total Annual Fund Operating Expenses[1]	2.20	2.95	2.95	1.95

Fee Waiver[2]	0.10	0.10	0.10	0.10

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.10	2.85	2.85	1.85

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 2.10%, Class B shares to 2.85%, Class C shares to 2.85% and Class Y shares to 1.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$751	$1,182

Class B	788	1,193

Class C	288	893

Class Y	188	592

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$751	$1,182

Class B	288	893

Class C	288	893

Class Y	188	592

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of emerging country issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of emerging country issuers at the time of investment. Equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Adviser seeks to maximize returns by investing in high-quality, growth-oriented equity securities of emerging country issuers. The Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The Adviser conducts a bottom-up fundamental analysis of issuers, seeking to identify quality companies that have experienced, or exhibit the potential for, accelerating or above-average earnings growth but whose prices do not fully reflect these attributes. The Adviser may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.

The Fund may invest up to 35% of its total assets in debt securities, including up to 10% of its total assets in lower-grade debt securities (commonly referred to as junk bonds), which involve special risks. The Fund may invest up to 10% of its total assets in foreign real estate companies. The Fund may purchase and sell certain instruments known as derivatives, such as options, futures contracts, options on futures contracts and, to the extent available, currency-related transactions involving options, futures contracts, forward contracts and swaps for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not

1        Invesco Van Kampen Emerging Markets Fund

insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. Foreign markets may, but often do not, move in tandem with U.S. markets, and may be more volatile than U.S. markets. In addition, securities of emerging country issuers may underperform relative to other sectors of the market.

Lower-Grade Securities (Junk Bonds). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress and junk bonds may have a higher incidence of default than higher-rated securities.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Emerging Country Issuers Risks. The risks of investing in developing or emerging countries are greater than the risks generally associated with foreign investments, including investment and trading limitations, greater credit and liquidity concerns, greater political uncertainties, an economy’s dependence on international trade or development assistance, greater foreign currency exchange risks and currency transfer restrictions, and greater delays and disruptions in settlement transactions.

Risks of Investing in Foreign Real Estate Companies. Foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Investments in foreign real estate companies may involve duplication of management fees and certain other expenses.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date

Shuxin (Steve) Cao	Portfolio Manager	Since Inception

Borge Endresen	Portfolio Manager	Since Inception

Mark Jason	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers. Any income received from the investment of portfolio securities is incidental to the Fund’s investment objective. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

2        Invesco Van Kampen Emerging Markets Fund

Principal Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of emerging country issuers. These include securities of companies (i) whose securities are traded principally on a stock exchange or over-the-counter in an emerging country, (ii) that are organized under the laws of and have a principal office(s) in an emerging country or (iii) that derive 50% or more of their total revenues from goods produced, sales made or services performed in an emerging country. The Adviser will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company. An issuer whose securities are traded principally on a stock exchange or over-the-counter in an emerging country or that is organized under the laws of and have a principal office in an emerging country may not have significant economic exposure to such emerging country. Investments in securities of companies in emerging countries may provide the potential for above-average capital appreciation but also are subject to special risks not typically associated with investing in more established economies or securities markets. As a result, the Fund’s portfolio may experience greater price volatility, which may be heightened by currency fluctuations relative to the U.S. dollar.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of emerging country issuers at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board of Directors without shareholder approval, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. The Adviser considers emerging countries to be those countries that the international financial community, including the International Bank for Reconstruction and Development (more commonly known as The World Bank) and the International Finance Corporation, considers to be emerging or developing countries on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries are generally considered to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries are those countries which are not included in the MCSI World Index. There are no prescribed limits on the geographic distribution of the Fund’s investments.

Currently, investing in issuers in many emerging countries is not feasible or may involve unacceptable political risks. The Fund emphasizes investment in those emerging countries whose economies are developing strongly and whose markets are becoming more sophisticated.

The Adviser seeks to maximize returns by investing in high-quality, growth-oriented equity securities of emerging country issuers. The Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The Adviser conducts a bottom-up fundamental analysis of issuers, seeking to identify quality companies that have experienced, or exhibit the potential for, accelerating or above-average earnings growth but whose prices do not fully reflect these attributes. The Adviser may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

The Fund invests primarily in common stocks and also may invest in preferred stocks, convertible securities, rights or warrants to purchase equity securities, debt securities, securities of other investment companies and securities of small- and medium-sized companies.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

Debt Securities. Subject to limitations described previously, the Fund also may invest in (i) debt securities denominated in the currency of or issued or guaranteed by a company or the government of an emerging country, (ii) equity or debt securities of corporate or government issuers located in industrialized countries or (iii) money-market instruments. The Fund invests in debt securities when the Adviser believes such investments offer opportunities for capital appreciation. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Debt securities with longer maturities may increase or decrease in value more than debt securities of shorter maturities. The Fund may invest up to 10% of its total assets in below investment grade debt securities (commonly referred to as junk bonds) which involve, among other things, greater credit risk, greater market risk and volatility, greater liquidity concerns, potentially greater manager risk and greater risk of default. For a description of securities ratings, see the appendix to the Fund’s Statement of Additional Information. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer

3        Invesco Van Kampen Emerging Markets Fund

developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. It is likely that many of the debt securities in which the Fund will invest will be unrated, and whether or not rated, such securities may have speculative characteristics.

Foreign Real Estate Companies. The Fund may invest up to 10% of its total assets in foreign real estate companies. Foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. Investing in foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. real estate investment trusts and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Fund invests in foreign real estate companies.

Investment Companies. The Fund may invest in securities of certain issuers indirectly through investments in other investment companies. Such investments are commonly used when direct investments in certain countries are not permitted by foreign investors. Investments in other investment companies may involve duplication of management fees and certain other expenses.

Small- and Medium-Sized Companies. The Fund may invest in issuers of any capitalization range. The securities of small- to medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in small- or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the securities of larger companies.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks of Investing in Securities of Foreign Issuers. The Fund invests in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Investors should consider carefully the risks of foreign investments before investing in the Fund.

Risks of Investing in Emerging Countries Issuers. The risks of foreign investment are heightened when the issuer is from an emerging country. The extent of economic development, political stability and market depth of such countries varies widely and investments in the securities of issuers in such countries typically involve greater potential gain or loss than investments in securities of issuers in more developed countries. Emerging countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of

4        Invesco Van Kampen Emerging Markets Fund

developed markets. Emerging countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed markets, and the financial condition of issuers in emerging countries may be more precarious than in other countries. Certain countries depend to a larger degree upon international trade or development assistance and, therefore, are vulnerable to changes in trade or assistance which, in turn, may be affected by a variety of factors. The Fund may be particularly sensitive to changes in the economies of certain countries resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the United States or other countries.

The Fund’s purchase and sale of portfolio securities in emerging countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic or sporadic trading or settlement, or limitations on aggregate holdings by foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Fund, the Adviser, its affiliates or their respective clients or other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain countries may require governmental approval prior to investment by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain countries, it is anticipated that the Fund may invest in such countries through other investment funds in such countries.

Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economies and securities markets of such countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses.

Settlement procedures in emerging countries are frequently less developed and reliable than those in developed markets. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations. The creditworthiness of the local securities firms used by the Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets. The Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.

The Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Adviser does not currently anticipate that a significant portion of the Fund’s currency exposure in emerging countries, if any, will be covered by such instruments.

Investors are strongly advised to consider carefully the special risks involved in investing in emerging countries, which are in addition to the risks of investing in foreign securities generally.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income, which may involve the purchase and sale of derivative instruments such as options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivative transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. A more complete discussion of derivatives and their risks is included in the Fund’s SAI. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

5        Invesco Van Kampen Emerging Markets Fund

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Fund’s Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Notwithstanding the foregoing, the Fund may not invest more than 10% of its total assets in securities subject to legal or contractual restrictions on resale. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit (including Eurodollar certificates of deposit). Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	1.250%

Next $500 million	1.200

Next $1.5 billion	1.150

Over $2.5 billion	1.000

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

■	Shuxin (Steve) Cao, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1997.

■	Borge Endresen, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1999.

■	Mark Jason, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2001.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

6        Invesco Van Kampen Emerging Markets Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

7        Invesco Van Kampen Emerging Markets Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

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violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

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Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

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■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

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Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Emerging Markets Fund
SEC 1940 Act file number: 811-05426

invescoaim.com VK-EMKT-PRO-1

Prospectus	February 18, 2010

Class: A (VGBAX), B (VGBBX), C (VGBCX), R (VGBRX), Y (VGBIX)
Invesco Van Kampen Global Bond Fund

Invesco Van Kampen Global Bond Fund’s investment objective is to seek total return.

This prospectus contains important information about the Class A, B, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	3

Fund Management	9
The Advisers	9
Adviser Compensation	9
Portfolio Managers	9

Other Information	9
Sales Charges	9
Distributions	9
Dividends	9
Capital Gains Distributions	9

Financial Highlights	10

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen Global Bond Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek total return.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses[1]	1.15	1.15	1.15	1.15	1.15

Total Annual Fund Operating Expenses[1]	2.03	2.78	2.78	2.28	1.78

Fee Waiver[2]	1.03	1.03	1.03	1.03	1.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00	1.75	1.75	1.25	0.75

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.00%, Class B shares to 1.75%, Class C shares to 1.75%, Class R shares to 1.25% and Class Y shares to 0.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$572	$885

Class B	678	961

Class C	278	661

Class R	127	508

Class Y	77	353

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$572	$885

Class B	178	661

Class C	178	661

Class R	127	508

Class Y	77	353

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in investment grade fixed income securities of U.S. and non-U.S. issuers. The Adviser employs a value approach toward investing, relying specifically upon analyzing the relative attractiveness of both U.S. and non-U.S. government, corporate, mortgage and asset-backed securities and collateral mortgage obligation securities to form investment decisions. The Adviser seeks to maximize returns by actively managing the interest rates, yield curve, credit risk, country risk and currency valuations of the Fund’s investments.

Under normal market conditions, the Fund invests primarily in investment grade fixed income securities of U.S. and non-U.S. issuers. Fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities of any size, mortgage-related or mortgage-backed securities, including collateralized mortgage obligations (CMOs), asset-backed securities and floating rate securities. Under normal market conditions, the Fund will invest 80% of its net assets (plus any borrowings for investment purposes) in the securities listed in the foregoing sentence. Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. securities and other instruments (such as derivatives) and will invest in generally eight or more countries (including the United States). The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. or non-U.S. dollar denominated.

The Fund may purchase and sell options, futures contracts, options on futures contracts, forward contracts, swaps (including currency, interest rate, credit default, total return swaps and swap options) and structured products, which are derivatives, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose

1        Invesco Van Kampen Global Bond Fund

value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Under normal market conditions, the Fund invests primarily in investment grade securities, which are securities rated at the time of purchase at least Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or BBB or higher by Standard & Poor’s (S&P) or if not rated, are deemed to be of comparable quality by the Adviser. The Fund may invest up to 25% of its total assets in below investment grade, high-yielding, high-risks securities at the time of investment. Such securities, which are rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities deemed by the Adviser to be of comparable quality, are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Foreign markets may, but often do not, move in tandem with U.S. markets, and foreign markets, especially developing or emerging market countries, may be more volatile than U.S. markets. The prices of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer maturities. To the extent that the Fund invests in securities with longer maturities, the Fund is subject to greater market risk than a fund investing solely in shorter-term securities. The yields and market prices of U.S. and non-U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities market and, while backed by the U.S. government, are not guaranteed against declines in their market prices. As interest rates change, zero coupon bonds often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Although the Fund invests primarily in investment grade securities, to the extent that the Fund invests in securities with medium-or lower credit qualities, it is subject to a higher level of credit risk than a fund that invests only in investment grade securities. The credit quality of noninvestment grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities, may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities.

Income Risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.

Value Investing Risk. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks can continue to be undervalued for long periods of time and may not ever realize their full value.

Prepayment or Call Risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Extension Risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.

Foreign Risks. Risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. To the extent the Fund focuses its assets in a single country or region, its portfolio would be more susceptible to factors adversely affecting issues in that country or region.

Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date

Mark R. Nash	Portfolio Manager	Since Inception

Russel Matthews	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

2        Invesco Van Kampen Global Bond Fund

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
Under normal market conditions, the Fund’s Adviser seeks to achieve the Fund’s investment objective by investing primarily in investment grade fixed income securities of U.S. and non-U.S. issuers. Fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities of any size, mortgage-related or mortgage-backed securities, including CMOs, asset-backed securities and floating rate securities. Under normal market conditions, the Fund will invest 80% of its net assets (plus any borrowings for investment purposes) in the securities listed in the foregoing sentence. The Fund’s 80% policy may be changed by the Fund’s Board, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. or non-U.S. dollar denominated. To the extent that the Fund invests in derivative instruments that the Fund’s Adviser believes have economic characteristics similar to the fixed income securities that comprise the Fund’s 80% policy set forth above, such investments will be counted for the purposes of the Fund’s 80% policy discussed above. To the extent the Fund makes such investments, the Fund will be subject to the risks of such derivative instruments.

The Fund’s Adviser employs a value approach toward investing, relying specifically upon analyzing the relative attractiveness of both U.S. and non-U.S. government, corporate, mortgage and asset-backed securities and collateral mortgage obligation securities to form investment decisions. The Adviser seeks to maximize returns by actively managing the interest rates, yield curve, credit risk and currency valuations of the Fund’s investments. The Adviser may sell securities when it believes the potential for capital appreciation and income has lessened.

The Fund invests in fixed income securities, which generally refers to a security that provides for one or more interest payments and a return of principal at maturity. For purposes of this Prospectus, fixed income security includes such securities that provide a fixed interest rate payment or a variable interest rate payment. A key determinant of the value, or price, of a fixed income security is the security’s rate of income (coupon) as compared to the level of prevailing interest rates. The value of fixed income securities generally varies inversely with changes in prevailing interest rates. If interest rates rise, fixed income security prices generally fall; if interest rates fall, fixed income security prices generally rise. Fixed income securities with varying maturities and coupons, assuming all other variables including credit quality to be equal, have varying sensitivities to changes in interest rates. A fixed income security’s sensitivity to changes in interest rates is measured by duration (see “Understanding Duration” below). A fixed income security with low duration will experience less impact on its value for a given change in prevailing interest rates than one with a high duration. Factors that affect duration include, among other things, time to maturity and coupon rate. Fixed income securities with a shorter time to maturity will generally have a lower duration measure than securities with a longer time to maturity assuming all other factors, including credit quality to be equal. Fixed income securities with a lower coupon will generally have a higher duration measure than securities with a higher coupon assuming all other factors, including credit quality to be equal. The Fund has no policy limiting the maturities of individual securities in which it may invest.

The Fund invests in mortgage-related or mortgage-backed securities. The values of such securities tend to vary inversely with changes in prevailing interest rates, but also are more susceptible to prepayment risk and extension risk than other debt securities.

Understanding Maturities. A debt security can be categorized according to its maturity, which is the length of time before the issuer must repay the principal.

Term	Maturity Level
1-3 years	Short
4-10 years	Intermediate
More than 10 years	Long

Understanding Duration. The average duration of a portfolio of fixed income securities represents its exposure to changing interest rates. A fund with a lower average duration generally will experience less price volatility in response to changes in interest rates than a fund with a higher average duration. Typically, a debt security with interest payments due prior to maturity has a duration less than maturity. A zero coupon bond, which does not make interest payments prior to maturity, would have the same duration and maturity.

The Fund may purchase fixed income securities at a premium over the principal or face value to obtain higher current income. The amount of any premium declines during the term of the security to zero at maturity. Such decline generally is reflected as a decrease to interest income and thus in the Fund’s net asset value. Prior to maturity or resale, such decline in value could be offset, in whole or part, or increased by changes in the value of the security due to changes in interest rate levels.

To hedge against changes in interest rates, the Fund may purchase or sell options, futures contracts, options on futures contracts, forward contracts, swaps, structured products or other interest rate-related transactions. By using such instruments, the Fund seeks to limit its exposure to adverse interest rate changes, but the Fund also reduces its potential for capital appreciation on fixed income securities if interest rates decline. The purchase and sale of such instruments may result in a higher portfolio turnover rate than if the Fund had not purchased or sold such instruments.

Recent dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, have resulted in significant write-downs of asset values by financial institutions, including government-sponsored entities and major commercial and investment banks. These write-downs, including of mortgage-backed securities, have caused many financial institutions to seek additional capital, to merge

3        Invesco Van Kampen Global Bond Fund

with larger and stronger institutions and, in some cases, to fail. Additionally, many lenders and institutional investors have reduced, and in some cases, ceased to provide funding to borrowers, including other financial institutions, reflecting an ongoing concern about the stability of the financial markets generally and the strength of counterparties. The depth of the current financial crisis is continuing to expand and its ultimate scope, reach and effect cannot be predicted. Legislation has been passed in an attempt to address the instability in the financial markets. This legislation or similar proposals, as well as other actions such as monetary or fiscal actions of U.S. government instrumentalities or comparable authorities in other countries, may fail to stabilize the financial markets, thereby prolonging the negative effects on the securities markets in general and in turn, the Fund. This legislation and other proposals or actions may also have other consequences, including material effects on interest rates and foreign exchange rates, which could materially affect the Fund’s investments in ways that the Fund cannot predict.

The financial markets in general are subject to volatility and may at times experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, fixed income securities and derivative instruments. During such periods, fixed income securities of all credit qualities may become illiquid or difficult to sell at a time and a price that the Fund would like. The markets for other securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Fund’s Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

U.S. Government Securities. Fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years), and U.S. Treasury bonds (generally maturities of greater than ten years), including the principal components or the interest components issued by the U.S. government under the Separate Trading of Registered Interest and Principal Securities program (i.e., STRIPS), all of which are backed by the full faith and credit of the United States; and (2) obligations issued or guaranteed by U.S. government agencies or instrumentalities, including government guaranteed mortgage-related securities, some of which are backed by the full faith and credit of the U.S. Treasury, some of which are supported by the right of the issuer to borrow from the U.S. government and some of which are backed only by the credit of the issuer itself.

Mortgage-Related or Mortgage-Backed Securities. The Fund may invest in mortgage-related or mortgage-backed securities. Mortgage loans made by banks, savings and loan institutions, and other lenders are often assembled into pools. Interests in such pools may then be issued by private entities or also may be issued or guaranteed by an agency or instrumentality of the U.S. government. Interests in such pools are what this Prospectus calls mortgage-related or mortgage-backed securities.

Mortgage-related or mortgage-backed securities that are guaranteed by the U.S. government, its agencies or instrumentalities include obligations issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. The securities and guarantees of FNMA and FHLMC are not backed, directly or indirectly, by the full faith and credit of the United States. On September 7, 2008, FNMA and FHLMC were placed into conservatorship by their new regulator, the Federal Housing Finance Agency. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both entities. No assurance can be given that the initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

The yield and payment characteristics of mortgage-related or mortgage-backed securities differ from traditional fixed income securities. Such securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans less fees paid to the guarantor and the servicer of such mortgage loans. The payments to the holders of such securities (such as the Fund), like the payments on the underlying mortgage loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the holders of mortgage-related or mortgage-backed securities frequently receive prepayments of principal, in addition to the principal which is part of the regular monthly payment. Faster or slower prepayments than expected on underlying mortgage loans can dramatically alter the valuation and yield-to-maturity of such securities. The value of most mortgage-related or mortgage-backed securities, like traditional fixed income securities, tends to vary inversely with changes in prevailing interest rates. Such securities, however, may benefit less than traditional fixed income securities from declining interest rates because a property owner is more likely to refinance a mortgage which bears a relatively high rate of interest during a period of declining interest rates. This means some of the Fund’s higher yielding securities might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase new securities at prevailing interest rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of such securities. If the Fund buys mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures or mortgage prepayments may result in a loss to the Fund of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed. Alternatively, during periods of rising interest rates, such securities are often more susceptible to extension risk (i.e., rising interest rates could cause property owners to prepay their mortgage loans more slowly than expected when the security was purchased by the Fund which may further reduce the market value of such security and lengthen the duration of such security) than traditional fixed income securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

The Fund may invest in collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are debt obligations collateralized by mortgage loans or mortgage-related securities which generally are held under an indenture issued by financial institutions or other mortgage lenders or issued or guaranteed by agencies or instrumentalities of the U.S. government. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. CMOs and REMICs generally are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. These securities generally are subject to market risk, prepayment risk and extension risk like other mortgage-related securities. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).

4        Invesco Van Kampen Global Bond Fund

Adjustable rate mortgage securities (ARMS) are mortgage-related securities collateralized by mortgages with adjustable, rather than fixed, interest rates. The ARMS in which the Fund invests are issued primarily by GNMA, FNMA and FHLMC, and are actively traded in the secondary market. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or the Veterans Administration. The underlying mortgages which collateralize ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to standard underwriting size and maturity constraints.

ARMS allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in higher current yields and lower price fluctuations than if such periodic adjustments were not available. The Fund, however, will not benefit from increases in interest rates if they rise to the point where they cause the current coupon to exceed the maximum allowable cap rates for a particular mortgage. Alternatively, the Fund participates in decreases in interest rates through periodic adjustments which means income to the Fund and distributions to shareholders also decline. During periods of rising interest rates, changes in the coupon rate lag behind changes in the market rate resulting in possibly a slightly lower net asset value until the coupon resets to market rates. In addition, when interest rates decline, there may be less potential for capital appreciation than other investments of similar maturities due to the likelihood of increased prepayments.

To the extent the Fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers may be supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

The Fund may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis (TBAs). Investments in TBAs may give rise to a form of leverage. Leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. Further, TBAs may cause the portfolio turnover rate to appear higher. Additional information regarding mortgage-related and mortgage-backed securities is contained in the Fund’s SAI.

Asset-Backed Securities. Asset-backed securities are similar to mortgage-backed securities except that the underlying assets include assets such as automobile and credit card receivables. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure. Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time.

Investments in asset-backed securities present certain risks not ordinarily associated with investments in mortgage-backed securities because asset-backed securities do not have the benefit of the same type of security interest in the related collateral as mortgage-backed securities. Credit card receivables are generally unsecured and a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance, and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities. An unexpectedly high rate of defaults on the assets held by an asset pool may adversely affect the value of asset-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in uncertain, adverse economic conditions and/or when higher defaults are being experienced among other types of credit securities. Some asset pools may include lower credit quality assets, such as loans or receivable from borrowers with weakened credit histories or with lower capacity to make timely payments on such assets.

Corporate Fixed Income Securities. A corporate bond is defined as any corporate fixed income security with an original term to maturity of greater than one year. Corporate fixed income securities with longer maturities generally tend to produce higher yields but are subject to greater market risk than fixed income securities with shorter maturities.

Zero Coupon and Stripped Securities. The Fund may invest in zero coupon securities, pay-in-kind securities and stripped securities. A zero coupon security pays no interest in cash to its holder during its life although interest is accrued during that period. The price for a zero coupon security is generally an amount significantly less than its face value (sometimes referred to as a deep discount price) and the investment return is based on the difference between the face value (or resale value prior to maturity) and the investor’s price to purchase the security.

Currently the principal U.S. Treasury security issued without coupons is the U.S. Treasury bill. The Treasury also has wire transferable zero coupon Treasury securities available. Certain agencies or instrumentalities of the U.S. government and a number of banks and brokerage firms separate (strip) the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments held by a bank in a custodial or trust account).

Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Prices on such non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuations in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative than are securities that pay interest periodically in cash.

Zero coupon securities and stripped securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than obligations of comparable maturities which make current distributions of interest. Such securities do not entitle the holder to any periodic payments of interest prior to maturity, which prevents the reinvestment of such interest payments if prevailing interest rates rise. On the other hand, because there are no periodic interest to be reinvested prior to maturity, such securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. Special tax considerations are associated with investing in zero coupon, pay-in-kind and stripped securities.

Stripped mortgage-related securities (hereinafter referred to as stripped mortgage securities) are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully

5        Invesco Van Kampen Global Bond Fund

recoup its initial investment in these securities even if the security is rated the highest quality by a NRSRO. Holders of PO securities are not entitled to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Special tax considerations are associated with investing in PO securities.

Although the market for stripped securities is increasingly liquid, certain of such securities may not be readily marketable and will be considered illiquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund follows established guidelines and standards for determining whether a particular stripped security is liquid. Generally, such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonable close to that used in the calculation of the net asset value per share.

Floating Rate Securities. Floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The Fund may invest in floating rate instruments (floaters) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. The Fund may also invest in inverse floating rate instruments. Inverse floating rate obligations are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate obligations tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate obligations have varying degrees of liquidity. Inverse floating rate obligations in which the Fund may invest may include derivative instruments, such as residual interest bonds (RIBs) or tender option bonds (TOBs). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and the inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust. The Fund generally invests in inverse floating rate obligations that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a leveraged inverse floating rate obligation generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged inverse floating rate obligation. The extent of increases and decreases in the value of inverse floating rate obligations generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate obligations. Consistent with applicable SEC guidance, to the extent that the Fund has ongoing obligations to any party in connection with investments in inverse floating rate obligations, any such obligations will not be senior securities for purposes of the Investment Company Act of 1940 Act, as amended, or borrowings for purposes of the Fund’s limitations on borrowings provided that the Fund segregates an amount of cash and/or liquid securities equal in value to its obligations in respect of such inverse floating rate obligations.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risk of Investing in Medium- and Lower-Grade Securities. A portion of the Fund’s assets may be invested in medium- and lower-grade fixed income securities. Securities rated BBB by S&P or Baa by Moody’s are in the lowest of the four investment grades and are considered by the ratings agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated Ba or lower by Moody’s or BB or lower by S&P or unrated securities judged by the Fund’s Adviser to be of comparable quality, commonly referred to as junk bonds. Ratings assigned by the ratings agencies represent their opinions of the quality of the securities they undertake to rate, but not the market risk of such securities. It should be emphasized that ratings are general and are not absolute standards of quality.

Understanding Quality Ratings. Fixed income securities ratings are based on the issuer’s ability to pay interest and repay the principal. Securities with ratings above BB are considered investment grade, while those with ratings of BB and below are regarded as noninvestment grade. See the SAI for a further discussion of security ratings.

Generally, lower-grade securities provide a higher yield than higher-grade securities of similar maturity but are subject to greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Rated lower-grade securities are regarded by Moody’s and S&P as predominately speculative with respect to the capacity to pay interest or repay principal in accordance with their terms. Investors should consider carefully the additional risks associated with investment in lower-grade securities.

Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Lower-grade securities are more susceptible to nonpayment of interest and principal and default than higher-grade securities. Adverse changes in the economy or the individual issuer often have a more significant impact on the ability of lower-grade issuers to make payments, meet projected goals or obtain additional financing. When an issuer of such securities is in financial difficulties, the Fund may incur additional expenditures or invest additional assets in an effort to obtain partial or full recovery on amounts due.

While all fixed income securities fluctuate inversely with changes in interest rates, the prices of lower-grade securities generally are less sensitive to changes in interest rates and are more sensitive to specific issuer developments or real or perceived general adverse economic changes than higher-grade securities. A projection of an economic downturn, for example, could cause a decline in prices of lower-grade securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its senior securities or obtain additional financing when necessary. A significant increase in market interest rates or a general economic downturn could severely disrupt the market for such securities and the market values of such securities. Such securities also often experience more volatility in prices than higher-grade securities.

The secondary trading market for lower-grade securities may be less liquid than the market for higher-grade securities. Prices of lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or lower-grade securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. The market for lower-grade securities also may have less information available, further complicating evaluations and valuations of such securities and placing more emphasis on the Adviser’s experience, judgment and analysis than other securities.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest all or a portion of its assets in securities issued by foreign governments and other foreign issuers. Securities of foreign and domestic issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar.

6        Invesco Van Kampen Global Bond Fund

Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact yields and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Settlement procedures in emerging countries are frequently less developed and reliable than those in developed markets. In addition, significant delays are common in certain markets in registering the transfer of securities.

Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations. The creditworthiness of the local securities firms used by the Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management, to earn income or to gain exposure to other securities. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and fixed income securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the equity securities or fixed income securities underlying the derivatives and may have additional risks of the derivatives as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are

7        Invesco Van Kampen Global Bond Fund

settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the option writer) the underlying security at a specified fixed price (the exercise price) at or prior to a specified date (the expiration date). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. The Fund may buy and sell both exchange-traded options and over-the-counter options.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk and the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

The Fund also may invest a portion of its assets in structured notes and other types of structured investments (referred to collectively as structured products). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.

Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivatives, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Fund’s Adviser under guidelines approved by the Fund’s Board.

The Fund may purchase and sell securities on a when-issued and delayed delivery basis. The Fund accrues no income on such securities until the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The value or yield generally available on comparable securities when delivery occurs may be higher than the value or yield on the securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. The Fund will engage in when-issued and delayed delivery transactions for the purpose of acquiring securities consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Further information about these types of investments and other investment practices that may be used by the Fund is contained in the Fund’s SAI.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, yield differentials, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in shorter-term or lower risk securities, which may include prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million, repurchase agreements and short-term money market instruments. Under normal market conditions, the yield on these securities will tend to be lower than the yield on other securities that may be owned by the Fund. In taking such a defensive

8        Invesco Van Kampen Global Bond Fund

position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.625%

Next $500 million	0.600

Next $1 billion	0.575

Next $1 billion	0.550

Over $3 billion	0.500

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Mark R. Nash, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2001.

■	Russel Matthews, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.75% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.

Dividends
The Fund generally declares and pays dividends from net investment income monthly.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

9        Invesco Van Kampen Global Bond Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

10        Invesco Van Kampen Global Bond Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Global Bond Fund
SEC 1940 Act file number: 811-05426

invescoaim.com VK-GBD-PRO-1

Prospectus	February 18, 2010

Class: A (MSGAX), B (MSGBX), C (MSGCX), Y (MSGDX)
Invesco Van Kampen Global Equity Allocation Fund

Invesco Van Kampen Global Equity Allocation Fund’s investment objective is to seek long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Fund’s investment adviser and with stock selection within each country designed to replicate a broad market index.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	5
The Advisers	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen Global Equity Allocation Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Fund’s investment adviser and with stock selection within each country designed to replicate a broad market index.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	1.00%	1.00%	1.00%	1.00%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.77	0.77	0.77	0.77

Total Annual Fund Operating Expenses[1]	2.02	2.77	2.77	1.77

Fee Waiver[2]	0.32	0.32	0.32	0.32

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.70	2.45	2.45	1.45

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.70%, Class B shares to 2.45%, Class C shares to 2.45% and Class Y shares to 1.45% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$713	$1,089

Class B	748	1,097

Class C	348	797

Class Y	148	493

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$713	$1,089

Class B	248	797

Class C	248	797

Class Y	148	493

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by applying a bottom-up investment approach that emphasizes individual security selection.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities at the time of investment. Under normal market conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three countries (including the U.S.). The Fund invests in companies that the Adviser believes have attractive growth prospects and are trading at attractive valuations relative to the market and to peers. The Adviser’s sell decisions are based on the same criteria as buy decisions.

Equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs) and foreign real estate companies. The Fund may purchase and sell options, futures contracts, options on futures contracts and currency-related transactions involving options, futures contracts, forward contracts and swaps, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying security.

1        Invesco Van Kampen Global Equity Allocation Fund

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Risks of Investing in REITs and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date

Erik Granade	Portfolio Manager	Since Inception

Ingrid Baker	Portfolio Manager	Since Inception

W. Lindsay Davidson	Portfolio Manager	Since Inception

Sargent McGowan	Portfolio Manager	Since Inception

Anuja Singha	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	$50	$50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Adviser and with stock selection within each country designed to replicate a broad market index. Any income received from the investment of portfolio securities is incidental to the Fund’s objective. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
The Adviser seeks to achieve the Fund’s investment objective by applying a bottom-up investment approach that emphasizes individual security selection.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities of issuers located in at least three different countries (including the U.S.). The Fund invests in companies that the Adviser believes have attractive growth prospects and are trading at attractive valuations relative to the market and to peers. The investment approach reflects the Adviser’s philosophy that a company’s demonstrated financial results are the best indicator of its future prospects and that the inefficiency of global equity markets routinely provides investment opportunities when these prospects are not fully reflected in stock prices. Country and sector allocations are a by-product of the Adviser’s bottom-up process. Statistical tools ensure diversification across sectors and countries. The Adviser’s sell decisions are based on the same criteria as buy decisions.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board without shareholder approval, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.

The Fund invests primarily in common stocks and also may invest in preferred stocks, convertible securities, rights and warrants to purchase equity securities and other investment companies.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

2        Invesco Van Kampen Global Equity Allocation Fund

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

Investment Companies. The Fund may invest in securities of certain issuers indirectly through investments in other investment companies. Such investments are commonly used when direct investments in certain countries are not permitted by foreign investors. Investments in other investment companies may involve duplication of management fees and certain other expenses.

Small-, Medium- or Large-size Companies. The Fund may invest in issuers of small-, medium-or large-capitalization companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, smaller companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in smaller companies, the Fund may be subject to greater investment risk than that assumed through investment in the securities of larger companies.

REITs and Foreign Real Estate Companies. The Fund may invest up to 10% of its total assets in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of the REITs and/or foreign real estate companies value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks of Investing in Securities of Foreign Issuers. The Fund invests in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the portfolio management team’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends. Investments insecurities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage),withholding taxes on income or capital transactions or other restrictions, higher transaction costs(including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic

3        Invesco Van Kampen Global Equity Allocation Fund

structures that are less diverse and mature and political systems that are less stable than developed countries.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations)which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, forwards, futures, options on futures, swaps, contracts for difference and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivatives and may have additional risks of the derivatives as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the option writer)the underlying security at a specified fixed price (the exercise price) prior to a specified date (the expiration date). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. The Fund may buy and sell both exchange traded options and over-the-counter options.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivatives, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Fund’s Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Notwithstanding the foregoing, the Fund may not invest more than 10% of its total assets in securities subject to legal or contractual restrictions on resale. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, yield differentials, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

4        Invesco Van Kampen Global Equity Allocation Fund

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit (including Eurodollar certificates of deposit). Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $750 million	1.000%

Next $500 million	0.950

Over $1.25 billion	0.900

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Erik Granade, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1996.

■	Ingrid Baker, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1999.

■	W. Lindsay Davidson, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1984.

■	Sargent McGowan, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2002.

■	Anuja Singha, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1998.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco Van Kampen Global Equity Allocation Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco Van Kampen Global Equity Allocation Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Global Equity Allocation Fund
SEC 1940 Act file number: 811-05426

invescoaim.com VK-GEA-PRO-1

Prospectus	February 18, 2010

Class: A (VGFAX), B (VGFBX), C (VGFCX), Y (VGFIX)
Invesco Van Kampen Global Franchise Fund

Invesco Van Kampen Global Franchise Fund’s investment objective is to seek long-term capital appreciation.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	5
The Advisers	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen Global Franchise Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.76%	0.76%	0.76%	0.76%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	0.28	0.28	0.28	0.28

Total Annual Fund Operating Expenses[1]	1.29	2.04	2.04	1.04

Fee Waiver[2]	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.28	2.03	2.03	1.03

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.28%, Class B shares to 2.03%, Class C shares to 2.03% and Class Y shares to 1.03% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$673	$935

Class B	706	938

Class C	306	638

Class Y	105	329

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$673	$935

Class B	206	638

Class C	206	638

Class Y	105	329

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a non-diversified portfolio of publicly traded equity securities of issuers located in the U.S. and other countries that, in the judgment of the Adviser, have resilient business franchises and growth potential. Equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase equity securities and depositary receipts.

The Adviser uses a bottom-up investment approach that emphasizes security selection on an individual company basis. The Fund invests in securities of issuers that the Adviser believes have resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential. Securities are selected on a global basis with a strong bias towards value. Sell decisions are directly connected to buy decisions.

Under normal market conditions, the Fund invests at least 65% of its total assets in securities of issuers from at least three countries (including the U.S.). The Fund may invest in issuers determined by the Adviser to be from developing or emerging market countries. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and currency-related transactions involving options, futures contracts, forward contracts and swaps, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The value of a convertible security tends to decline as interest rates rise and, because of

1        Invesco Van Kampen Global Franchise Fund

the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. Foreign markets may, but often do not, move in tandem with U.S. markets, and may be more volatile than U.S. markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

Non-Diversified Fund. The Fund invests a greater portion of its assets in a more limited number of issuers than a diversified fund; and, as a result, is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of its shares.

Risks of Derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date

Erik Granade	Portfolio Manager	Since Inception

Ingrid Baker	Portfolio Manager	Since Inception

W. Lindsay Davidson	Portfolio Manager	Since Inception

Sargent McGowan	Portfolio Manager	Since Inception

Anuja Singha	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation. Any income received from the investment of portfolio securities is incidental to the Fund’s investment objective. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a non-diversified portfolio of publicly traded equity securities of issuers located in the U.S. and other countries that, in the judgment of the Adviser, have resilient business franchises and growth potential. The focus of the Fund is based on the Adviser’s belief that a company’s demonstrated financial results are the best indicator of its future prospects, and that the inefficiency of global equity markets routinely provides investment opportunities when these prospects are not fully reflected in the company’s stock price. The Fund seeks to invest in companies identified by the Adviser with resilient business franchises, strong cash flows, modest capital requirements, capable managements and growth potential selected on a global basis with a strong bias towards value. The Adviser uses a bottom up strategy emphasizing individual security selection. The Adviser relies on its research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting its investment criteria.

The Adviser believes that the number of issuers with strong business franchises meeting its criteria may be limited, and accordingly, the Fund’s portfolio may consist of less holdings than a fund without such a specifically defined investment program. The Fund generally emphasizes a strategy that focuses on larger investments in a few select companies rather than smaller investments in a larger number of issuers. To the extent the Fund focuses its investments in this way, it may be subject to more risk than a diversified fund because changes affecting a single issuer may cause greater fluctuations in the value of the Fund’s shares. The Adviser believes that an effective way to maximize return and reduce the risks associated with its focused investment approach is through a program of intensive research, careful selection of individual securities and continual supervision of the Fund’s portfolio. In addition, the Fund’s stock selection process may result in a significant portion of the Fund’s assets invested in companies in the same industry or sector of the market. The Fund may invest up to (but not including) 25% of its assets in a single industry. By investing more of its assets in fewer issuers or industries, the Fund is subject to greater risks and price volatility impacting individual issuers or industries than a Fund which does not employ such a practice.

2        Invesco Van Kampen Global Franchise Fund

Under normal market conditions, the Fund invests at least 65% of its total assets in issuers from at least three different countries (including the U.S.). Such equity securities may be denominated in currencies other than the U.S. dollar. The Fund is not subject to any other limitations on the portion of its assets which may be invested in any single country or region. To the extent the Fund does invest more of its assets in a single country or region, the Fund will be subject to greater risks impacting such country or region than a fund which maintains broad country diversity. The Fund may invest in issuers determined by the Adviser to be from developing or emerging market countries These include securities of companies (i) whose securities are traded principally on a stock exchange or over-the-counter in an emerging country, (ii) that are organized under the laws of and have a principal office(s) in an emerging country or (iii) that derive 50% or more of their total revenues from good produced, sales made or services performed in an emerging country. Securities of emerging market country issuers pose greater risks than securities of issuers located in developed countries and traded in more established markets. An issuer whose securities are traded principally on a stock exchange or over-the-counter in an emerging country or that is organized under the laws of and have a principal office in an emerging country may not have economic exposure to such emerging country. See “Risks of Investing in Securities of Foreign Issuers” below.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Fund invests primarily in common stocks and also may invest in preferred stocks, convertible securities, rights or warrants to purchase equity securities, other investment companies and depositary receipts.

The Fund invests primarily in common stocks and also may invest in preferred stocks, convertible securities, rights or warrant to purchase equity securities, other investment companies and depositary receipts.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

Investment Companies. The Fund may invest in securities of certain issuers indirectly through investments in other investment companies. Such investments are commonly used when direct investments in certain countries are not permitted by foreign investors. Investments in other investment companies may involve duplication of management fees and certain other expenses.

Smaller Companies. The Fund may invest in issuers in any capitalization range. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. During an overall stock market decline, stock prices of smaller companies often fluctuate more and may fall more than the stock prices of larger companies. In addition, smaller companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in smaller companies, the Fund may be subject to greater investment risk than that assumed through investment in the securities of larger companies.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks of Investing in Securities of Foreign Issuers. The Fund invests in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

3        Invesco Van Kampen Global Franchise Fund

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, forwards, futures, options on futures, swaps, contracts for difference and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivatives and may have additional risks of the derivatives as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivatives, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Fund’s Board.

The Fund may from time to time sell securities short. A short sale is a transaction in which the Fund sells a security in anticipation that the market price of such security will decline. The Fund may sell securities it owns or has the right to acquire at no added cost (i.e., against the box) or it does not own. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund’s obligation to replace the borrowed security will be secured by collateral of cash or liquid securities. Depending on arrangements made with the broker-dealer from which it borrowed the security, the Fund may not receive any payments (including interest) on its collateral. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by any transaction costs incurred. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like.

4        Invesco Van Kampen Global Franchise Fund

Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit (including Eurodollar certificates of deposit). Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.800%

Next $500 million	0.750

Over $1 billion	0.700

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Erik Granade, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1996.

■	Ingrid Baker, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1999.

■	W. Lindsay Davidson, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1984.

■	Sargent McGowan, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2002.

■	Anuja Singha, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1998.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco Van Kampen Global Franchise Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco Van Kampen Global Franchise Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

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	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Global Franchise Fund
SEC 1940 Act file number: 811-05426

invescoaim.com VK-GLF-PRO-1

Prospectus	February 18, 2010

Class: A (VGTAX), B (VGTBX), C (VGTCX), R (VGTRX), Y (VGTIX)
Invesco Van Kampen Global Tactical Asset Allocation Fund

Invesco Van Kampen Global Tactical Asset Allocation Fund’s investment objective is to seek capital appreciation over time.

This prospectus contains important information about the Class A, B, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	3

Fund Management	8
The Advisers	8
Adviser Compensation	8
Portfolio Managers	9

Other Information	9
Sales Charges	9
Distributions	9
Dividends	9
Capital Gains Distributions	9

Financial Highlights	10

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen Global Tactical Asset Allocation Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital appreciation over time.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses[1]	1.30	1.30	1.30	1.30	1.30

Acquired Fund Fees and Expenses[1]	0.07	0.07	0.07	0.07	0.07

Total Annual Fund Operating Expenses[1]	2.37	3.12	3.12	2.62	2.12

Fee Waiver[2]	1.10	1.10	1.10	1.10	1.10

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.27	2.02	2.02	1.52	1.02

1	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.20%, Class B shares to 1.95%, Class C shares to 1.95%, Class R shares to 1.45% and Class Y shares to 0.95% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$672	$1,043

Class B	705	1,050

Class C	305	750

Class R	155	599

Class Y	104	445

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$672	$1,043

Class B	205	750

Class C	205	750

Class R	155	599

Class Y	104	445

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.

Under normal market conditions, the Fund invests primarily in (i) equity securities of U.S. and non-U.S. issuers, including common and preferred stocks, convertible securities and equity-linked securities, and rights and warrants to purchase equity securities, and (ii) fixed income securities of U.S. and non-U.S. issuers, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities, mortgage-related or mortgage-backed securities, asset-backed securities, floating rate securities and inflation-linked fixed income securities. The Fund may invest a portion of its assets in below investment grade fixed income securities. The Fund may invest up to 10% of its total assets in other investment companies, including exchange traded funds (ETFs).

The Adviser seeks to create a portfolio of assets that is widely diversified among equity securities and fixed income securities from issuers located around the world and within various sectors and currencies. Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. securities and other instruments (such as derivatives and opportunistic investments as described herein) and will invest in generally eight or more countries (including the United States).

The Fund may purchase and sell options, futures contracts, options on futures contracts, swaps and currency-related transactions involving options, futures contracts, forward contracts and commodity linked derivatives, which are derivative instruments, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Fund may invest in certain opportunistic investments, including precious metals and energy and other assets that trade in the

1        Invesco Van Kampen Global Tactical Asset Allocation Fund

commodity markets, through investment in commodity linked derivatives, real estate investment trusts (REITs) and foreign real estate companies.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The prices of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer maturities. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities market and, while backed by the U.S. government, are not guaranteed against declines in their market prices. As interest rates change, zero coupon bonds often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The credit quality of noninvestment grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities.

The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments or adverse economic conditions than are higher-grade securities.

Income Risk. The income you receive from the Fund is based primarily on interest rates, which can very widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.

Prepayment or Call Risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Extension Risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their duration.

Inflation-Linked Fixed Income Securities Risk. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repay the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which area adjusted over time to reflect a direct correlation to either a rise (inflation) or a drop (deflation) in the general price level. Inflation measurement and adjustment for an inflation-indexed security have two important features. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Fund’s income level to fluctuate.

Foreign Risks. These risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. To the extent the Fund focuses its assets in a single country or region, its portfolio would be more susceptible to factors adversely affecting issuers in that country or region.

Risks of Investing in REITs and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

The Fund’s investments in commodity linked derivatives to gain exposure to investment returns of assets that trade in the commodity market may subject the Fund to greater volatility than investment in traditional securities. The value of commodity linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of precious metals and precious metal related securities, in particular, have historically been very volatile.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date

Scott Wolle	Portfolio Manager	Since Inception

Scott Hixon	Portfolio Manager	Since Inception

Mark Ahnrud	Portfolio Manager	Since Inception

Chris Devine	Portfolio Manager	Since Inception

Christian Ulrich	Portfolio Manager	Since Inception

Bernhard Langer	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc.,

2        Invesco Van Kampen Global Tactical Asset Allocation Fund

P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek capital appreciation over time. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.

Under normal market conditions, the Fund invests primarily in (i) equity securities of U.S. and non-U.S. issuers, including common and preferred stocks, convertible securities and equity-linked securities, and rights and warrants to purchase equity securities, and (ii) fixed income securities of U.S. and non-U.S. issuers, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies and instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities, mortgage-related or mortgage-backed securities, asset-backed securities and floating rate securities. To the extent that the Fund invests in derivative instruments that the Adviser believes have economic characteristics similar to equity securities and fixed income securities of U.S. and non-U.S. issuers, such investments will be counted for purposes of the Fund’s policy in the previous sentence. To the extent the Fund makes such investments, the Fund will be subject to the risks of such derivative instruments.

The Adviser seeks to create a portfolio of assets that is widely diversified among equity securities and fixed income securities from issuers located around the world and within various sectors and currencies. The composition of the Fund’s portfolio will vary over time based upon the evaluation of the Adviser of economic and market trends and the anticipated relative capital appreciation available from particular countries, sectors and securities. The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. and non-U.S. dollar denominated.

The Adviser seeks to implement a global investment strategy that utilizes multiple asset classes, countries, sectors and currencies through a combination of quantitative and fundamental analysis. The Adviser follows a top-down approach, first assessing the relative attractiveness of global asset classes. Within these global asset classes, the Adviser evaluates the relative attractiveness of different regions and countries. In the Fund’s portfolio management process, the Fund considers an equity security’s and a fixed income security’s potential for capital appreciation in its buy, hold and sell decisions. Portfolio securities are typically sold when the assessments of the Adviser for capital appreciation of individual securities changes or the Adviser’s overall assessment of asset classes, countries, sectors or currencies materially change.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

The financial markets in general are subject to volatility and may at times experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, fixed income securities and derivative instruments. During such periods, fixed income securities of all credit qualities may become illiquid or difficult to sell at a time and a price that the Fund would like. The markets for other securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

Risks of Equity Securities. The Fund invests in common stocks and also may invest in other equity securities, including preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase equity securities and depositary receipts.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible

3        Invesco Van Kampen Global Tactical Asset Allocation Fund

security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

REITs and Foreign Real Estate Companies. The Fund may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of the REITs and/or foreign real estate companies value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.

Small, Medium and Large-Sized Companies. The Fund may invest in companies of any size. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Risks of Fixed Income Securities. The Fund invests in fixed income securities, which generally refers to a security that provides for one or more interest payments and return of principal at maturity. For purposes of this prospectus, fixed income security includes such securities that provide a fixed interest rate payment or a variable interest rate payment. Fixed income securities in which the Fund invests include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies and instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities, mortgage-related or mortgage-backed securities, asset-backed securities, floating rate securities, and inflation indexed securities. The Fund may invest a portion of its assets in below investment grade fixed income securities.

The value of fixed income securities generally varies inversely with changes in prevailing interest rates. If interest rates rise, fixed income security prices generally fall; if interest rates fall, fixed income security prices generally rise. Shorter-term securities are generally less sensitive to interest rate changes than longer-term securities; thus, for a given change in interest rates, the market prices of shorter-maturity fixed income securities generally fluctuate less than the market prices of longer-maturity fixed income securities. Fixed income securities with longer maturities generally offer higher yields than fixed income securities with shorter maturities assuming all factors, including credit quality, are equal; however such securities typically are more sensitive to changes in interest rates.

The value and yield of fixed income securities generally varies with credit quality. Fixed income securities with lower credit quality generally offer higher yields than fixed income securities with higher credit quality, assuming all other factors, including maturities, are equal; however, such securities are subject to greater risk of nonpayment of principal and interest.

Recent dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, have resulted in significant write-downs of asset values by financial institutions, including government-sponsored entities and major commercial and investment banks. These write-downs, including of mortgage-backed securities, have caused many financial institutions to seek additional capital, to merge with larger and stronger institutions and, in some cases, to fail. Additionally, many lenders and institutional investors have reduced, and in some cases, ceased to provide funding to borrowers, including other financial institutions, reflecting an ongoing concern about the stability of the financial markets generally and the strength of counterparties. The depth of the current financial crisis is continuing to expand and its ultimate scope, reach and effect cannot be predicted. Legislation has been passed in an attempt to address the instability in the financial markets. This legislation or similar proposals, as well as other actions such as monetary or fiscal actions of U.S. government instrumentalities or comparable authorities in other countries, may fail to stabilize the financial markets, thereby prolonging the negative effects on the securities markets in general and in turn, the Fund. This legislation and other proposals or actions may also have other consequences, including material effects on interest rates and foreign exchange rates, which could materially affect the Fund’s investments in ways that the Fund cannot predict.

U.S. Government Securities. The Fund may invest in U.S. government securities. U.S. government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by: (a) the full faith and credit of the U.S. government; (b) the right of the issuer or guarantor to borrow an amount from a line of credit with the U.S. Treasury; (c) discretionary power of the U.S. government to purchase obligations of its agencies and instrumentalities; or (d) the credit of the instrumentality, (3) real estate mortgage investment conduits (REMICs), collateralized mortgage obligations (CMOs) and other mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, (4) when-issued

4        Invesco Van Kampen Global Tactical Asset Allocation Fund

commitments relating to any of the foregoing and (5) repurchase agreements collateralized by U.S. government securities.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property (mortgage-backed securities). Such Funds may invest in mortgages-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, including certificates issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. government or private lenders and guaranteed by U.S. government agencies such as GNMA, FNMA or FHLMC. Guarantees by GNMA are backed by the full faith and credit of the U.S. government. Guarantees by other agencies or instrumentalities of the U.S. government, such as FNMA or FHLMC, are not backed by the full faith and credit of the U.S. government, although FNMA and FHLMC are authorized to borrow from the U.S. Treasury to meet their obligations.

The yield and payment characteristics of mortgage-backed securities differ from traditional fixed income securities. Interest and principal payments are made regularly and frequently, usually monthly, over the life of the mortgage loans unlike traditional fixed income securities and principal may be prepaid at any time because the underlying mortgage loans generally maybe prepaid at any time. Faster or slower prepayments than expected on underlying mortgage loans can dramatically alter the valuation and yield to maturity of a mortgage-backed security. The value of most mortgage-backed securities, like traditional fixed income securities, tends to vary inversely with changes in prevailing interest rates (i.e., as interest rates increase, the value of such securities decrease). Mortgage-backed securities, however, may benefit less than traditional fixed income securities from declining interest rates because prepayment of mortgages tends to accelerate during periods of declining interest rates. This means some of the Fund’s higher yielding securities may be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase new securities at prevailing interest rates. Prepayments shorten the life of the security and shorten the time over which the Fund receives income at the higher rate. Therefore, an Fund’s ability to maintain a portfolio of higher-yielding mortgage-backed securities will be adversely affected by decreasing interest rates and the extent that prepayments occur which must be reinvested in securities which have lower yields. Any decline in the Fund’s income in turn adversely affects the Fund’s distributions to shareholders. Alternatively, during periods of rising interest rates, mortgage-backed securities are often more susceptible to extension risk (i.e., rising interest rates could cause a borrower to prepay a mortgage loan more slowly than expected when the security was purchased by the Fund which may further reduce the market value of such security and lengthen the duration of such security) than traditional fixed income securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Corporate Fixed Income Securities. A corporate bond is defined as any corporate fixed income security with an original term to maturity of greater than one year. Corporate fixed income securities with longer maturities generally tend to produce higher yields but are subject to greater market risk than fixed income securities with shorter maturities.

Inflation-Linked Fixed Income Securities. The Fund may invest in inflation-linked fixed income securities issued by the U.S. government, its agencies and instrumentalities, foreign governments, their agencies and instrumentalities, and corporations. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which are adjusted over time to reflect a direct correlation to either a rise (inflation) or a drop (deflation) in the general price level. Inflation measurement and adjustment for an inflation-indexed have two important features. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Fund’s income level to fluctuate.

Medium- and Lower-Grade Fixed Income Securities. A portion of the Fund’s assets may be invested in medium- and lower-grade fixed income securities. Securities rated BBB by Standard & Poor’s (S&P) or Baa Moody’s Investor Service, Inc. (Moody’s) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities judged by the Adviser to be of comparable quality, commonly referred to as junk bonds. Generally, medium- and lower-grade securities provide a higher yield than higher-grade securities of similar maturity but are subject to greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Rated lower-grade fixed income securities are regarded by Moody’s and S&P as predominately speculative with respect to the capacity to pay interest or repay principal in accordance with their terms.

Medium- and lower-grade securities are more susceptible to nonpayment of interest and principal and default than higher-grade securities. Adverse changes in the economy or the individual issuer often have a more significant impact on the ability of medium- and lower-grade issuers to make payments, meet projected goals or obtain additional financing. When an issuer of such securities is in financial difficulties, the Fund may incur additional expenditures or invest additional assets in an effort to obtain partial or full recovery on amounts due.

While all fixed income securities fluctuate inversely with changes in interest rates, the prices of medium- and lower-grade securities generally are less sensitive to changes in interest rates and are more sensitive to specific issuer developments or real or perceived general adverse economic changes than higher-grade securities. A projection of an economic downturn, for example could cause a decline in prices of medium- and lower-grade securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its senior securities or obtain additional financing when necessary. A significant increase in market rates or a general economic downturn could severely disrupt the market for such securities and the market values of such securities. Such securities also often experience more volatility in prices than higher-grade securities.

The secondary trading market for medium- lower-grade securities may be less liquid than the market for higher-grade securities. Prices of medium- and lower-grade fixed income securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, and industry or medium- and lower-grade fixed income securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence or price concessions. The market for medium- and lower-grade securities also may have less available information available, further complicating evaluations and valuations of such securities and placing more emphasis on the Adviser’s experience, judgment and analysis than other securities.

Few medium- and lower-grade fixed income securities are listed for trading on any national securities exchange, and issuers of lower-grade

5        Invesco Van Kampen Global Tactical Asset Allocation Fund

fixed income securities may choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Further, to the extent the Fund owns or may acquire illiquid or restricted medium- and lower-grade securities, these securities may involve special registration responsibilities, liabilities and costs, and illiquidity and valuation difficulties.

The Fund will rely on its Adviser’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. The amount of available information about the financial condition of certain medium- and lower-grade issuers may be less extensive than other issuers. In its analysis, the Adviser may consider the credit ratings of recognized rating organizations in evaluating securities although the Adviser does not rely primarily on these ratings. Credit ratings of securities rating organizations evaluate only the safety of principal and interest payments, not the market risk. In addition, ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that creditworthiness of an issuer may change and the rating agencies may fail to change such rating in a timely fashion. A rating downgrade does not necessarily require the Fund to dispose of a security. Because of the number of investment considerations involved in investing in lower-grade securities, achievement of the Fund’s investment objective may be more dependent upon the credit analysis of the Adviser than is the case with investing in higher-grade securities.

New or proposed laws may have an impact on the market for medium- and lower grade securities. The Adviser is unable to predict what effect, if any, legislation may have on the market for medium- and lower-grade securities.

Zero Coupon and Stripped Securities. The Fund may invest in zero coupon securities and stripped securities. Zero coupon securities include U.S. Treasury bills which are initially sold at a discount to par value, and U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, and similar obligations, receipts or certificates representing the principal only portion of fixed income or stripped fixed income obligations. A zero coupon security pays no interest in cash to its holder during its life although interest is accrued during that period. The price for a zero coupon security is generally an amount significantly less than its face value (sometimes referred to as a deep discount price) and the investment return is based on the difference between the face value (or resale value prior to maturity) and the investor’s price to purchase the security.

Currently the principal U.S. Treasury security issued without coupons is the U.S. Treasury bill. The Treasury also has wire transferable zero coupon Treasury securities available. Certain agencies or instrumentalities of the U.S. government and a number of banks and brokerage firms separate (strip) the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are often held by a bank in a custodial or trust account).

Zero coupon securities and stripped securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than fixed income obligations of comparable maturities which make current distributions of interest. Such securities do not entitle the holder to any periodic payments of interest prior to maturity which prevents the reinvestment of such interest payments if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, such securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. Special tax considerations are associated with investing in zero coupon and stripped securities.

Risks of Investing in Securities of Foreign Issuers. The Fund may invest all or a portion of its assets in securities of foreign issuers, including securities issued by foreign governments or foreign corporations. Securities of foreign and domestic issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar.

Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economies and securities markets of such countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures negotiated by the countries with which they trade.

Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated

6        Invesco Van Kampen Global Tactical Asset Allocation Fund

political or social developments may result in sudden and significant investment losses. Settlement procedures in emerging countries are frequently less developed and reliable than those in developed markets. In addition, significant delays are common in certain markets in registering the transfer of securities.

Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations. The creditworthiness of the local securities firms used by the Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Since the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Investors should consider carefully the risks of foreign investments before investing in the Fund.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to gain exposure to other securities. The Fund’s use of derivatives may involve the purchase and sale of options, forwards, futures, options on futures, swaps, commodity linked derivatives and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and fixed income securities, indexes, interest rates, currencies and other assets. Derivatives transactions often have risks similar to the equity securities or fixed income securities underlying the derivatives and may have additional risks of the derivatives as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the option writer) the underlying security at a specified fixed price (the exercise price) at or prior to a specified date (the expiration date). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. The Fund may buy and sell both exchange-traded options and over-the-counter options.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do no perform as expected.

The Fund also may invest a portion of its assets in structured notes and other types of structured investments (referred to collectively as structured products). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more factors. These factors include, but are not

7        Invesco Van Kampen Global Tactical Asset Allocation Fund

limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), reference bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.

Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interest or securities. These investment entities may be structures as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly hold the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.

The Fund’s investments in commodity linked derivatives to gain exposure to investment returns of assets that trade in the commodity market may subject the Fund to greater volatility than investment in traditional securities. The value of commodity linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

The prices of precious metals and precious metal related securities, in particular, have historically been very volatile. The high volatility of precious metals prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other large holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivatives, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors. For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Fund’s Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund may invest up to 10% of its total assets in securities of certain issuers indirectly through investments in other investment companies and ETFs. Such investments are commonly used when direct investments in certain countries are not permitted by foreign investors. An ETF generally seeks to track the performance of any underlying index and/or hold the securities included in such index. ETFs have many of the same risks as direct investments in common stocks. The market value of the underlying index rises and falls. In addition, the market value of an ETF may differ from its net asset value. Investments in other investment companies and ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of the expense paid by the other investment companies and ETFs in which it invests.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs, (including brokerage commissions and dealer costs) which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit (including Eurodollar certificates of deposit). Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee

8        Invesco Van Kampen Global Tactical Asset Allocation Fund

computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $750 million	0.750%

Next $750 million	0.700

Over $1.5 billion	0.650

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Scott Wolle, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1999.

■	Scott Hixon, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1994.

■	Mark Ahnrud, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1998.

■	Christian Ulrich, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.

■	Bernhard Langer, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1994.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

9        Invesco Van Kampen Global Tactical Asset Allocation Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

10        Invesco Van Kampen Global Tactical Asset Allocation Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

A-10        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Global Tactical Asset Allocation Fund
SEC 1940 Act file number: 811-05426

invescoaim.com VK-GTAA-PRO-1

Prospectus	February 18, 2010

Class: A (VKIAX), B (VKIBX), C (VKICX), Y (VKIIX)
Invesco Van Kampen International Advantage Fund

Invesco Van Kampen International Advantage Fund’s investment objective is to seek long-term capital appreciation.

This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective, Strategies, Risks and Portfolio Holdings	2

Fund Management	5
The Advisers	5
Adviser Compensation	5
Portfolio Managers	6

Other Information	6
Sales Charges	6
Distributions	6
Dividends	6
Capital Gains Distributions	6

Financial Highlights	7

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen International Advantage Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)[1]	2.00%	2.00%	2.00%	2.00%

1	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y

Management Fees	0.90%	0.90%	0.90%	0.90%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None

Other Expenses[1]	1.03	1.03	1.03	1.03

Total Annual Fund Operating Expenses[1]	2.18	2.93	2.93	1.93

Fee Waiver[2]	0.53	0.53	0.53	0.53

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.65	2.40	2.40	1.40

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
2	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.65%, Class B shares to 2.40%, Class C shares to 2.40% and Class Y shares to 1.40% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$709	$1,096

Class B	743	1,104

Class C	343	804

Class Y	143	501

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$709	$1,096

Class B	243	804

Class C	243	804

Class Y	143	501

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of foreign issuers. The Adviser uses a bottom-up investment approach that emphasizes security selection and disposition on an individual company basis. The Adviser seeks growth companies focusing on securities believed to offer strong business fundamentals at an attractive valuation. Portfolio securities may be sold when, among other things, earnings estimates deteriorate, earnings or valuation measures become unfavorable or the Adviser otherwise believes the security no longer has adequate capital appreciation potential. Under normal market conditions, the Fund invests at least 80% of its total assets in securities of foreign issuers. The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. The Fund focuses primarily on issuers from countries comprising the Morgan Stanley Capital International All Country World Index ex-USA. Equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest up to 10% of its total assets in foreign real estate companies.

The Fund may purchase and sell of options, futures contracts, options on futures contracts and currency-related transactions involving options, futures contracts, forward contracts and swaps, which are derivative instruments, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks

1        Invesco Van Kampen International Advantage Fund

and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. Foreign markets may, but often do not, move in tandem with U.S. markets, and foreign markets, especially in developing or emerging market countries, may be more volatile than U.S. markets. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation, and trading, and foreign taxation issues.

Risks of Investing in Foreign Real Estate Companies. Investing in foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. Foreign real estate companies depend upon specialized management skills, may be less diversified than other investments, may have lower trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Small and Medium-Sized Companies. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies.

Value Investing Risk. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Value stocks can continue to be undervalued for long periods of time and may not ever realize their full value.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Risks of Using Derivative Instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Eddie Ramos	Portfolio Manager	Since Inception

Eve Glatt	Portfolio Manager	Since Inception

Carlos Garcia-Tunon	Portfolio Manager	Since Inception]

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, Risks and Portfolio Holdings

Investment Objective
The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of foreign issuers. The Adviser uses a bottom-up

2        Invesco Van Kampen International Advantage Fund

investment approach that emphasizes security selection and disposition on an individual company basis. The Adviser seeks growth companies focusing on securities believed to offer strong business fundamentals at an attractive valuation.

Under normal market conditions, the Fund invests at least 80% of its total assets in securities of foreign issuers. The Fund focuses primarily on issuers from countries comprising the MSCI All Country World Index ex-USA. As of June 2009, the MSCI All Country World Index ex-USA was comprised of securities from 44 developed and emerging market countries. Investments in foreign issuers may offer greater opportunities for capital appreciation than investments in domestic issuers, but also are subject to special risks not typically associated with investing in domestic issuers. As a result, the Fund’s portfolio may experience greater price volatility than a fund investing in securities of domestic issuers.

The Fund employs an investment process in which the Adviser identifies potential investments primarily through the use of fundamental research, construct a conviction-weighted portfolio with input from global investment analysts and adjust holdings for sector and risk considerations to arrive at a final portfolio.

An important goal of the fundamental research is to facilitate accurate comparisons between companies domiciled in different countries and to evaluate companies in various sectors using appropriate measures.

The Fund’s investments may include securities in both growth and value style investing. The market prices of growth securities may be more volatile than other types of investments. The returns on such securities may or may not move in tandem with the returns on other styles of investing or the overall securities markets. The value style of investing is subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall securities market. The Fund’s portfolio is regularly re-evaluated to determine candidates for sale. Growth companies may become candidates for sale when earnings estimates deteriorate. Stable growth, financial and defensive value companies may become candidates for sale when a combination of earnings and valuation measures become unfavorable. Cyclical value companies may become candidates for sale when valuations increase to levels at which the Adviser no longer believes that the securities offer adequate capital appreciation potential. In addition to earnings and valuation measures, companies may become candidates for sale for reasons that are uncovered through fundamental research such as, among other things, mergers and acquisitions, capital restructuring and strategic or management changes.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, debt securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

The Fund invests primarily in common stocks and also may invest in other equity securities, including preferred stocks, convertible securities, rights and warrants to purchase equity securities and depositary receipts.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Foreign Real Estate Companies. The Fund may invest up to 10% of its total assets in foreign real estate companies. Foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. Investing in foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. real estate investment trusts and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Fund invests in foreign real estate companies.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

Debt Securities. Under normal market conditions, the Fund may invest up to 20% of its total assets in debt securities including certain short-and medium-term debt securities as well as money-market instruments. Money-market instruments include obligations of the United States or foreign governments, high-quality short-term debt securities (including Eurodollar certificates of deposit), prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of banks and repurchase agreements. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Debt securities with longer maturities may increase or decrease in value more than debt securities of shorter maturities. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments,

3        Invesco Van Kampen International Advantage Fund

such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities.

Investment Companies. The Fund may invest in securities of certain issuers indirectly through investments in other investment companies. Such investments are commonly used when direct investments in certain countries are not permitted by foreign investors. Investments in other investment companies may involve duplication of management fees and certain other expenses.

Small, Medium and Large-Sized Companies. The Fund may invest in companies of any size. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Risks of Investing in Securities of Foreign Issuers. The Fund may invests in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest in securities of issuers in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.

Since the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.

The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Investors should consider carefully the risks of foreign investments before investing in the Fund.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income, which may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative transactions. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the

4        Invesco Van Kampen International Advantage Fund

purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

The Fund may purchase and sell contracts for difference (CFDs). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock, stock basket or index at the opening of the contract and the stock’s, stock basket’s or index’s value at the close of the contract. By entering into a CFD transaction, the Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a Fund’s shares, may be reduced. CFDs may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivative transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit (including Eurodollar certificates of deposit). Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.900%

Next $500 million	0.850

Over $1 billion	0.800

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

5        Invesco Van Kampen International Advantage Fund

Portfolio Managers
[The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Eddie Ramos, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Ramos was associated with Van Kampen Asset Management in an investment management capacity (June 2005 to 2010). Prior to June 2005, he was a Vice President for Brown Capital Management, working as a portfolio manager and research analyst. Mr. Ramos is the lead portfolio manager for the Fund.

■	Eve Glatt, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Glatt was associated with Van Kampen Asset Management in an investment management capacity (November 2006 to 2010). Prior to November 2006, she was a research analyst and assistant portfolio manager for GE Asset Management (2002 to November 2006).

■	Carlos Garcia-Tunon, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Garcia-Tunon was associated with an affiliate of Van Kampen Asset Management in an investment management capacity (July 2006 to 2010) and, prior to that, as an analyst (2003 to July 2006).]

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

6        Invesco Van Kampen International Advantage Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

7        Invesco Van Kampen International Advantage Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

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CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

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■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

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	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

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How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

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Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

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Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen International Advantage Fund
SEC 1940 Act file number: 811-05426

invescoaim.com VK-INTA-PRO-1

Prospectus	February 18, 2010

Class: A (VIFAX), B (VIFBX), C (VIFCX), R (VIFRX), Y (VIFIX)
Invesco Van Kampen International Growth Fund

Invesco Van Kampen International Growth Fund’s investment objective is to seek capital appreciation, with a secondary objective of income.

This prospectus contains important information about the Class A, B, C, R and Y shares of the Fund. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objectives, Strategies, Risks and Portfolio Holdings	2

Fund Management	5
The Advisers	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Sales Charges	5
Distributions	5
Dividends	5
Capital Gains Distributions	5

Financial Highlights	6

Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-1
Distribution and Service (12b-1) Fees	A-2
Initial Sales Charges (Class A Shares Only)	A-3
Contingent Deferred Sales Charges (CDSCs)	A-4
Redemption Fees	A-5
Purchasing Shares	A-6
Redeeming Shares	A-7
Exchanging Shares	A-8
Rights Reserved by the Funds	A-9
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-9
Pricing of Shares	A-10
Taxes	A-12
Payments to Financial Intermediaries	A-13
Important Notice Regarding Delivery of Security Holder Documents	A-14

Obtaining Additional Information	Back Cover

        Invesco Van Kampen International Growth Fund

Fund Summary

Investment Objectives
The Fund’s investment objective is to seek capital appreciation, with a secondary objective of income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None

Redemption/Exchange Fee (as a percentage	2.00%	2.00%	2.00%	2.00%	2.00%

of amount redeemed/exchanged)[1]

1	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y

Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None

Other Expenses[1]	0.40	0.40	0.40	0.40	0.40

Total Annual Fund Operating Expenses[1]	1.40	2.15	2.15	1.65	1.15

1	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$685	$969

Class B	718	973

Class C	318	673

Class R	168	520

Class Y	117	365

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$685	$969

Class B	218	673

Class C	218	673

Class R	168	520

Class Y	117	365

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers from at least three different foreign countries. The Adviser seeks to identify securities of issuers that it believes share the following characteristics: (1) strong balance sheets, (2) market capitalization typically greater than $1 billion, (3) attractive price-to-earnings and other valuation ratios and (4) attractive earnings prospects, including earnings estimates revisions. Portfolio securities may be sold when, among other things, a security no longer fits the Fund’s investment criteria or has had a substantial decline within the Adviser’s quantitative rankings, or a more attractive opportunity elsewhere in the market has been identified. While a substantial portion of the Fund’s assets are generally invested in the developed countries of Europe and the Far East, the Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries.

The Fund may purchase and sell options, futures contracts, options on futures contracts and currency-related transactions involving options, futures contracts, forward contracts and swaps, which are derivative instruments, such as for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. Foreign markets may, but often do not, move in tandem with U.S. markets, and foreign markets, especially developing or emerging market countries, may be more volatile than U.S. markets.

Foreign Risks. The risks of investing in securities of foreign issuers, including emerging market issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls,

1        Invesco Van Kampen International Growth Fund

political and economic instability, differences in financial reporting, differences in securities regulation, and trading, and foreign taxation issues.

Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Small and Medium-Sized Companies. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies.

Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date

Clas G. Olsson	Portfolio Manager	Since Inception

Barrett Sides	Portfolio Manager	Since Inception

Shuxin (Steve) Cao	Portfolio Manager	Since Inception

Matthew Dennis	Portfolio Manager	Since Inception

Jason Holzer	Portfolio Manager	Since Inception

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.invescoaim.com, by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, B, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Investment Objectives, Strategies, Risks and Portfolio Holdings

Investment Objectives
The Fund’s investment objective is to seek capital appreciation, with a secondary objective of income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.

The Adviser intends to diversify the Fund’s portfolio among the securities of foreign companies located throughout the world. The Adviser anticipates that a substantial portion of the Fund’s assets will be invested in the developed countries of Europe and the Far East. The Fund may invest up to 15% of its assets in securities of issuers determined by the Adviser to be in developing or emerging market countries. The Fund may invest up to 25% of its assets in securities issued or guaranteed by non-U.S. governments, but will invest only in securities issued or guaranteed by the governments of countries which are members of the Organization for Economic Co-operation and Development (OECD). Investments in foreign issuers may offer greater opportunities for capital appreciation than investment in domestic issuers, but are also subject to special risks not typically associated with investing in domestic issuers. As a result, the Fund’s portfolio may experience greater price volatility than a fund investing in securities of domestic issuers.

The Adviser seeks to identify securities of issuers that it believes share the following characteristics: (1) strong balance sheets, (2) market capitalization typically greater than $1 billion, (3) attractive price-to-earnings and other valuation ratios and (4) attractive earnings prospects, including earnings estimates revisions.

The Fund emphasizes a growth style of investing. The market values of growth securities may be more volatile than those of other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor

2        Invesco Van Kampen International Growth Fund

depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers from at least three different foreign countries. The Fund considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country.

The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.

As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.

The Fund invests primarily in common stocks and also may invest in other equity securities as described herein.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.

Investment Companies. The Fund may invest in securities of certain issuers indirectly through investments in other investment companies. Such investments are commonly used when direct investments in certain countries are not permitted by foreign investors. Investments in other investment companies may involve duplication of management fees and certain other expenses.

Small, Medium and Large-Sized Companies. The Fund may invest in companies of any size. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

Risks of Investing in Securities of Foreign Issuers. The Fund invests in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.

Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.

The Fund may invest up to 15% of its assets in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.

The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers.

3        Invesco Van Kampen International Growth Fund

In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Since the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies. The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency.

Investors should consider carefully the risks of foreign investments before investing in the Fund.

Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income, which may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative transactions. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

The Fund may purchase and sell contracts for difference (CFDs). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock, stock basket or index at the opening of the contract and the stock’s, stock basket’s or index’s value at the close of the contract. By entering into a CFD transaction, the Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a Fund’s shares, may be reduced. CFDs may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments.

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivative transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.

The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.

Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit (including Eurodollar certificates of deposit). Under normal market

4        Invesco Van Kampen International Growth Fund

conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

Fund Management

The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Adviser Compensation
Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $1 billion	0.750%

Over $1 billion	0.700

The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.40%, Class B shares to 2.15%, Class C shares to 2.15%, Class R shares to 1.65% and Class Y shares to 1.15% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.

When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Clas G. Olsson, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1994. Mr. Olsson is the co-lead portfolio manager of the Fund.

■	Barrett Sides, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1990. Mr. Sides is the co-lead portfolio manager of the Fund.

■	Shuxin (Steve) Cao, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1997.

■	Matthew Dennis, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.

■	Jason Holzer, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1996.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information—Contingent Deferred Sales Charges” section of the prospectus.

Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

5        Invesco Van Kampen International Growth Fund

Financial Highlights

Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

6        Invesco Van Kampen International Growth Fund

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about the AIM Funds, Invesco Funds, and Invesco Van Kampen Funds (the Funds) that offer retail share classes.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Choosing a Share Class
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes

Class A	Class B	Class C	Class R	Class Y	Investor Class

■ Initial sales charge which may be waived or reduced	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge	■ No initial sales charge
■ Contingent deferred sales charge on certain redemptions	■ Contingent deferred sales charge on redemptions within six or fewer years	■ Contingent deferred sales charge on redemptions within one year[4]	■ No contingent deferred sales charge	■ No contingent deferred sales charge	■ No contingent deferred sales charge
■ 12b-1 fee of up to 0.25%[1]	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 1.00%	■ 12b-1 fee of up to 0.50%	■ No 12b-1 fee	■ 12b-1 fee of up to 0.25%[1]

■ Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares	■ Does not convert to Class A shares
■ Generally more appropriate for long-term investors	■ Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	■ Generally more appropriate for short-term investors ■ Purchase orders limited to amounts less than $1,000,000	■ Generally, available only to employee benefit plans
■ Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
■ Generally closed to new investors

[1]	Class A2 shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.
[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.
[3]	Certain Funds may convert to Class A shares based on different time schedules. In addition, Class B shares will not convert to Class A shares that have a higher 12b-1 fee rate than Class B shares at the time of conversion.
[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.

In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.

Share Class Eligibility

Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.

Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors. All references in this Prospectus to Class A shares, shall include Class A2 shares, unless otherwise noted.

Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.

Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.

Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.

Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:

■	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”
■	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”
■	Eligible employee benefit plans. Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.
■	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries.

Distribution and Service (12b-1) Fees
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.

The following Funds and share classes do not have 12b-1 plans:

■	AIM Tax-Free Intermediate Fund, Class A2 shares.
■	AIM Money Market Fund, Investor Class shares.
■	AIM Tax-Exempt Cash Fund, Investor Class shares.
■	Premier Portfolio, Investor Class shares.
■	Premier U.S. Government Money Portfolio, Investor Class shares.
■	Premier Tax-Exempt Portfolio, Investor Class shares.
■	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:

■	Class A shares: 0.25%

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Class B shares: 1.00%
■	Class C shares: 1.00%
■	Class P shares: 0.10%
■	Class R shares: 0.50%
■	Class S shares: 0.15%
■	Investor Class shares: 0.25%

Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.

Initial Sales Charges (Class A Shares Only)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.

Category I Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	5.50%	5.82%

$50,000 but less than	$100,000	4.50	4.71

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.75	2.83

$500,000 but less than	$1,000,000	2.00	2.04

Category II Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$50,000	4.75%	4.99%

$50,000 but less than	$100,000	4.25	4.44

$100,000 but less than	$250,000	3.50	3.63

$250,000 but less than	$500,000	2.50	2.56

$500,000 but less than	$1,000,000	2.00	2.04

Category III Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	1.00%	1.01%

$100,000 but less than	$250,000	0.75	0.76

$250,000 but less than	$1,000,000	0.50	0.50

Category IV Initial Sales Charges
		Investor’s Sales Charge
Amount invested		As a % of	As a % of
in a single transaction		Offering Price	Investment

Less than	$100,000	2.50%	2.56%

$100,000 but less than	$250,000	1.75	1.78

$250,000 but less than	$500,000	1.25	1.27

$500,000 but less than	$1,000,000	1.00	1.01

Class A Shares Sold Without an Initial Sales Charge
Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

■	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Invesco Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
■	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.
■	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a. have assets of at least $1 million; or
b. have at least 100 employees eligible to participate in the Plan; or
c. execute multiple-plan transactions through a single omnibus account per Fund.

■	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).
■	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.
■	Insurance company separate accounts.
No investor will pay an initial sales charge in the following circumstances:

■	When buying Class A shares of AIM Tax-Exempt Cash Fund.
■	When reinvesting dividends and distributions.
■	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.
■	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.
■	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.
■	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.

Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.

Purchase of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund or Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.

Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.

Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P and S redemptions may be reinvested only into Class A shares with no initial sales charge. Class Y redemptions may be reinvested into either Class Y shares or Class A shares with no initial sales charge.

This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.

In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

Contingent Deferred Sales Charges (CDSCs)

CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.

If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.

CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.

CDSC Category I
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	3.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category II
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.00

Fifth	2.00

Sixth	1.00

Seventh and following	None

CDSC Category III
Year since purchase made	Class B CDSC

First	5.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSC Category IV
Year since purchase made	Class B CDSC

First	4.00%

Second	3.75

Third	3.50

Fourth	2.50

Fifth	1.50

Sixth	1.00

Seventh and following	None

CDSC Category V
Year since purchase made	Class B CDSC

First	2.00%

Second	1.50

Third	1.00

Fourth	0.50

Fifth and following	None

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

CDSC Category VI
	Class B CDSC	Class B CDSC
	purchased	purchased
	before	on or after
Year since purchase made	June 1, 2005	June 1, 2005

First	3.00%	4.00%

Second	2.50	4.00

Third	2.00	3.00

Fourth	1.00	2.50

Fifth	None	1.50

Sixth and following	None	None

CDSC Category VII
Year since purchase made	Class B CDSC

First	4.00%

Second	4.00

Third	3.00

Fourth	2.50

Fifth	1.50

Sixth and following	None

CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.

CDSCs on Class C Shares—Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.

CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.

Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.

CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:

■	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.
■	If you redeem shares to pay account fees.
■	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

■	Class A shares of AIM Tax-Exempt Cash Fund.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund
■	AIM Cash Reserve Shares of AIM Money Market Fund.
■	Investor Class shares of any Fund.
■	Class P shares of AIM Summit Fund.
■	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.
■	Class Y shares of any Fund.

CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund

AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund

Invesco High Yield Securities Fund
Invesco Special Value Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired through systematic purchase plans.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.

If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Invesco Aim Distributors has the discretion to accept orders for lesser amounts.

How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.
By Mail	Mail completed account application and check to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 4739, Houston, TX 77210-4739.
	Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.
By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.
Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.
Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

	Opening An Account	Adding To An Account

By Internet	Open your account using one of the methods described above.	Access your account at www.invescoaim.com. The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. (Invesco Aim Investment Services), the Funds’ transfer agent, does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.

Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:

■	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and
■	Your account balance in the Fund receiving the dividend or distribution must be at least $500.

Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

Redeeming Shares
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).
By Mail	Send a written request to the transfer agent which includes:
■ Original signatures of all registered owners/trustees;
■ The dollar value or number of shares that you wish to redeem;
■ The name of the Fund(s) and your account number; and
■ Signature guarantees, if necessary (see below).
The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

How to Redeem Shares

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

■ Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have not previously declined the telephone redemption privilege.
You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.
Automated Investor Line	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.
By Internet	Place your redemption request at www.invescoaim.com. You will be allowed to redeem by Internet if:
■ You do not hold physical share certificates;
■ You can provide proper identification information;
■ Your redemption proceeds do not exceed $250,000 per Fund; and
■ You have already provided proper bank information or there has been no change in your address of record within the last 30 days
■ You have not previously declined the telephone redemption privilege.
Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.

Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.

We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.

Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:

■	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares
■	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares
■	Premier Portfolio, Investor Class shares
■	Premier Tax-Exempt Portfolio, Investor Class shares
■	Premier U.S. Government Money Portfolio, Investor Class shares

You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.

Signature Guarantees
We require a signature guarantee in the following circumstances:

■	When your redemption proceeds will equal or exceed $250,000 per Fund.
■	When you request that redemption proceeds be paid to someone other than the registered owner of the account.
■	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.
■	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If your account (Class A, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.

If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Exchanging Shares
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of

A-8        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, B, C, R, Y*, Investor Class

Class A	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Class A2	Class A, Y*, Investor Class, AIM Cash Reserve Shares

Investor Class	Class A, Y*, Investor Class

Class P	Class A, AIM Cash Reserve Shares

Class S	Class A, S, AIM Cash Reserve Shares

Class B	Class B

Class C	Class C, Y*

Class R	Class R

Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

Exchanges Not Permitted
The following exchanges are not permitted:

■	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.
■	Exchanges into Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.
■	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.
■	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.
■	AIM Cash Reserve shares, Class A shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.
■	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.
■	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.

Rights Reserved by the Funds
Each Fund and its agents reserve the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.
■	Suspend, change or withdraw all or any part of the offering made by this prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in

A-9        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:

■	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
■	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
■	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

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Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S.

A-11        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.

From time to time and in circumstances deemed appropriate by Invesco in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.

For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.

The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

A-12        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	Dividends paid to shareholders from the Funds’ investments in U.S. REITs will not generally qualify for taxation at long-term capital gain rates applicable to qualified dividend income.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to treat the income each derives from commodity-linked notes and their respective Subsidiaries as qualifying income. If, contrary to a number of private letter rulings (PLRs) issued by the IRS to third-parties, the IRS were to determine such income is non qualifying, a Fund might fail to satisfy the income requirement. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how

A-13        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors, an Invesco Affiliate, may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-14        AIM Funds—Invesco Funds—Invesco Van Kampen Funds

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.

If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.invescoaim.com

You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen International Growth Fund
SEC 1940 Act file number: 811-05426

invescoaim.com VK-INTG-PRO-1

Prospectus February 18, 2010
Invesco Alternative Opportunities Fund (MAOJX)
Invesco Alternative Opportunities Fund’s investment objective is long-term total return.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

2

Fund Summary	4
Investment Objective, Strategies, Risks and Portfolio Holdings	8
Fund Management	18
The Advisers	18
Adviser Compensation	18
Portfolio Managers	18
Other Information	19
Distributions	19
Dividends	19
Capital Gains Distributions	19
Financial Highlights	20
Shareholder Account Information	A-1
Suitability of Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-7
Important Notice Regarding Delivery of Security Holder Documents	A-7
Obtaining Additional Information	21

3

Fund Summary
Investment Objective
The Fund’s investment objective is long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees	0.20%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	0.87%

Acquired Fund Fees and Expenses[1]	1.06%

Total Annual Fund Operating Expenses[1]	2.13%

Fee Waiver[2]	0.82%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%

4

[1]	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 1.31% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$133	$504
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
The Fund is a fund of funds meaning that it seeks to achieve its investment objective by investing primarily in a combination of funds advised by Invesco Advisers, Inc. (the Adviser) or its affiliates as well as unaffiliated funds and exchange-traded funds or ETFs (collectively, the Underlying Funds), pursuant to a disciplined asset allocation process based upon fundamental and quantitative analysis.
Under normal market conditions, at least 80% of the Fund’s total assets will be allocated among the Underlying Funds that the Adviser considers to be invested in alternative or non-traditional asset classes. Alternative or non-traditional asset classes are those that, in the Adviser’s view, have low betas and correlation to traditional market exposures such as large capitalization equity or investment grade fixed income securities. Alternative or non-traditional asset classes include real estate, emerging market debt and equity securities, foreign currency, commodities and senior loans. The Fund may also invest in swaps to gain exposure to alternative asset classes or for various hedging purposes.
The Adviser will select the Underlying Funds included in the Fund’s portfolio at least quarterly using a quantitative asset allocation model as well as fundamental analysis. In allocating the Fund’s investments, the Adviser will first consider the results of a quantitative asset allocation model, which attempts to maximize risk adjusted returns and minimize beta and correlation to traditional market exposures. The model incorporates historical return information, investment objectives and strategies of the Underlying Funds and financial and economic factors designed to capture the risks and returns of the Underlying Funds. The Adviser will monitor the Fund’s portfolio for the opportunistic use of derivatives to gain additional exposure to alternative asset classes. The Adviser will reduce its allocation to an Underlying Fund when its model and analysis suggest that the risks of the particular asset class outweigh the potential rewards.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management, including to gain exposure to alternative asset classes, or to earn income. The Fund’s use of derivatives may involve the purchase and sale of swaps.
Principal Risks of Investing in the Fund

5

There is no assurance that the Fund will achieve its investment objective and you can lose money investing in the Fund. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s investments in the Underlying Funds, which can occur due to a number of factors as described below.
Investing in the Underlying Funds. Because the Fund’s investments are concentrated in the Underlying Funds, and the Fund’s performance is directly related to the performance of the Underlying Funds held by it, the ability of the Fund to achieve its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.
Non-Correlation Risk. Although the Adviser attempts to select Underlying Funds that have a low beta or correlation to traditional asset classes, there can be no guarantee that the performance of the Underlying Funds or the Fund will, in fact, have a low beta or correlation to traditional asset classes (such as large capitalization stocks or investment grade fixed-income securities) under all market conditions.
Alternative Asset Class Risk. Because the Fund’s performance is linked to the performance of highly volatile alternative asset classes, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund shares.
Allocation Risk. The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to select the appropriate mix of Underlying Funds. There is the risk that the Adviser’s asset allocation methodology and assumptions regarding the Underlying Funds may be incorrect in light of actual market conditions.
Conflicts of Interest. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by certain Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser and its affiliates are also responsible for managing most of the Underlying Funds.
Expenses. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment advisory fees), but also expenses of the Fund.
ETFs. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, certain ETFs involve leverage which may magnify the gains or losses realized from their underlying investments.
Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

6

Portfolio Managers	Title	Service Date
Scott Wolle	Portfolio Manager	Since Inception

Scott Hixon	Portfolio Manager	Since Inception

Mark Ahnrud	Portfolio Manager	Since Inception

Chris Devine	Portfolio Manager	Since Inception

Christian Ulrich	Portfolio Manager	Since Inception
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-659-1005.
The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 Million	$0

Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0
Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Investment Objective, Strategies, Risks and Portfolio Holdings
Objective and Strategies
The Fund’s investment objective is long-term total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies of the Fund
The Fund is a fund of funds meaning that it seeks to achieve its investment objective by investing primarily in a combination of funds advised by the Adviser or its affiliates as well as unaffiliated funds and exchange-traded funds or ETFs (collectively, the Underlying Funds), pursuant to a disciplined asset allocation process based upon fundamental and quantitative analysis.
Under normal market conditions, at least 80% of the Fund’s total assets will be allocated among the Underlying Funds that the Adviser considers to be invested in alternative or non-traditional asset classes. Alternative or non-traditional asset classes are those that, in the view of the Adviser, have low betas and correlation to traditional market exposures such as large capitalization equity or investment grade fixed income securities. Alternative or non-traditional asset classes include real estate, emerging market debt and equity securities, foreign currency, commodities and senior loans.
The Adviser will select the Underlying Funds included in the Fund’s portfolio at least quarterly based upon quantitative and fundamental analysis. In allocating the Fund’s investments, the Adviser will first consider the results of a quantitative asset allocation model. The model incorporates historical return information, investment objectives and strategies of the Underlying Funds and financial and economic factors designed to capture the risks and returns of the Underlying Funds. The results of the model are reviewed by the Adviser, which will incorporate its forecasts for each asset class and other macroeconomic factors. The Adviser may adjust the results of the quantitative model to increase or decrease exposure to one or more of the Underlying Funds. The Adviser will also monitor the Fund’s portfolio for the opportunistic use of derivatives to gain additional exposure to alternative asset classes. The Adviser will reduce its allocation to an Underlying Fund when its model and analysis suggest that the risks of the particular asset class outweigh the potential rewards.
The Fund may, but it is not required to, use derivative instruments for hedging, risk management, portfolio management, including to gain exposure to alternative asset classes, or to earn income. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument. The Fund’s use of derivatives may involve the purchase and sale of swaps.
Following is the list of the Underlying Funds in which the Fund invests and their current related percentage allocations (the allocation percentages may not add to 100% due to rounding).

Fund Name	Investment Strategy	Allocation Range
PowerShares Emerging Markets Sovereign Debt Portfolio or AIM Emerging Markets Local Currency Debt Fund	Under normal circumstances, the Fund will invest at least 80% of its total assets in emerging markets U.S. dollar-denominated government bonds and at least 90% of its total assets in the securities that comprise the DB Emerging Market USD Liquid Balanced Index.	0 – 30%

AIM Developing Markets Fund	Under normal circumstances, at least 80% of the Underlying Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of issuers located in emerging market countries.	0 – 30%

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Fund Name	Investment Strategy	Allocation Range
AIM Global Real Estate Fund	Under normal circumstances, at least 80% of the Underlying Fund’s net assets (plus any borrowings for investment purposes) will be invested in equity securities of companies in the real estate industry located throughout the world, including real estate operating companies (“REOCs”), real estate investment trusts (“REITs”) and foreign real estate companies.	0 – 30%

Invesco Alpha Plus Strategy Fund (Class I)	Under normal conditions, at least 80% of the Underlying Fund’s net assets (plus any borrowings for investment purposes) will be exposed to foreign currency through currency forwards and other currency transactions.	0 – 30%

Invesco Commodities Strategy Fund (Class I)	Under normal conditions, the Underlying Fund’s assets primarily will be exposed to commodity-linked notes, commodity swaps and futures, as well as fixed income securities and money market instruments.	0 – 30%

AIM Floating Rate Fund	Under normal circumstances, at least 80% of the Underlying Fund’s net assets (plus any borrowings for investment purposes) will be invested in Senior loans .	0 – 10%

Exchange-Traded and Closed-end Funds	The Adviser may use a variety of ETFs and closed-end funds to gain additional exposure to various alternative asset classes listed in this Prospectus.	0 – 20%
The allocation targets and ranges are subject to change based upon the determination of the Adviser in accordance with the Fund’s investment strategy. The particular Underlying Funds in which the Fund may invest and the extent of investment in an Underlying Fund may be changed from time to time without notice to shareholders. More information about the Underlying Funds held by the Fund may be found in the Fund’s annual and semiannual reports to shareholders, which will be available on the Fund’s Web site at www.invescoaim.com or on the EDGAR data base on the Web site of the SEC at www.sec.gov. In addition, the complete Underlying Fund holdings of the Fund are posted on a quarterly basis on the Fund’s Web site.
Principal Risks
Non-Correlation Risk. Although the Adviser attempts to select Underlying Funds that have a low beta or correlation to traditional asset classes, there can be no guarantee that the performance of the Underlying Funds or the Fund will, in fact, have a low beta or correlation to traditional asset classes (such as large capitalization stocks or investment grade fixed-income securities) under all market conditions.

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Alternative Asset Class Risk. Because the Fund’s performance is linked to the performance of highly volatile alternative asset classes, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund shares.
Investing in the Underlying Funds. Because the Fund’s investments are concentrated in the Underlying Funds, and the Fund’s performance is directly related to the performance of the Underlying Funds held by it, the ability of the Fund to achieve its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives. The value of each Underlying Fund’s investments, and the net asset values of the shares of the Fund and the Underlying Funds, will fluctuate in response to various market, political and economic factors, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. Shares of Underlying Funds that are closed-end funds may trade at a discount to their net asset value.
Allocation Risk. The Fund’s ability to achieve its investment objective depends upon the ability to select the appropriate mix of Underlying Funds. There is the risk that the Adviser’s asset allocation methodology and assumptions regarding the Underlying Funds may be incorrect in light of actual market conditions. Neither the Fund nor the Adviser can assure that a recommended asset allocation will be the appropriate allocation in all circumstances. The Fund allocates its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than other mutual funds without such constraints.
Conflicts of Interest. In managing the Fund, the Adviser will have the authority to select and substitute Underlying Funds. The Adviser is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by certain Underlying Funds are higher than the fees payable by other Underlying Funds and because the Adviser and its affiliates are also responsible for managing most of the Underlying Funds.
Expenses. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment advisory fees), but also expenses of the Fund.
Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund (or an Underlying Fund) to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund (or an Underlying Fund) to be more volatile than if it had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.
Furthermore, the Fund and the Underlying Funds will be exposed to the credit of the counterparties to certain derivative transactions and their ability to satisfy the terms of the agreements, which exposes the Fund and the Underlying Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund and the Underlying Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund or the Underlying Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.
The derivative instrument and technique that the Fund may principally use is swaps.
Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates,

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currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.
The derivative instruments and techniques that certain Underlying Funds may principally use, in addition to swaps which are described above, include:
Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Options. If an Underlying Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Underlying Fund. If an Underlying Fund sells an option, it sells to another person the right to buy from or sell to the Underlying Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Underlying Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Foreign Currency Forward Contracts. In connection with its investments in foreign securities, an Underlying Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, an Underlying Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Underlying Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging an Underlying Fund’s currency risks involves the risk of mismatching the Underlying Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which an Underlying Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Underlying Fund than if it had not entered into such contracts.
Contracts for Difference (CFDs). A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.

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ETFs. Shares of exchange-traded funds have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying investments rises and falls. The market value of their shares may differ from the net asset value of the underlying investments. If the Fund invests in shares of ETFs it would, in addition to its own expenses, indirectly bear its ratable share of the ETF’s expenses. Certain ETFs involve leverage which may magnify the gains or losses realized from their underlying investments.
Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.
Set forth below are the principal risks associated with investing in the Underlying Funds (and therefore the principal risks of investing in the Fund).
Equity Securities. Certain Underlying Funds are subject to equity securities risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, prices of equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). In addition, at times, large capitalization growth-oriented equity securities may underperform relative to the overall market.
Certain Underlying Funds may invest in convertible securities, which subject the Underlying Funds to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.
Fixed-Income Securities. Certain Underlying Funds are subject to fixed-income securities risk. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. An Underlying Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.
Real Estate Companies. Certain Underlying Funds may invest in REITs, REOCs and foreign real estate companies, which expose investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs, REOCs and foreign real estate companies are organized and operated. REITs pool investors’ funds for investment primarily in real estate properties or real estate-related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Furthermore, investments in REITs may involve duplication of management fees and certain other expenses, as the Underlying Funds indirectly bear their proportionate share of any expenses paid by REITs in which they invest. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.

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REOCs are corporations which engage in the development, management or financing of real estate. They typically provide such services as property management, property development, facilities management, real estate financing and related businesses. REOCs are publicly traded real estate companies that have chosen not to be taxed as REITs. Because REOCs reinvest earnings rather than distribute dividends to unit holders, they do not get the same benefits of lower corporate taxation that are a common characteristic of REITs.
Investing in foreign real estate companies makes an Underlying Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, similar to U.S. REITs and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportional share of duplicate levels of fees when an Underlying Fund invests in foreign real estate companies.
Foreign Securities and Emerging Markets. Certain Underlying Funds may invest in foreign securities. Investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. In addition, the investments by certain Underlying Funds in foreign issuers may be denominated in foreign currencies. As a result, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of an Underlying Fund’s investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.
Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for an Underlying Fund to obtain or enforce a judgment against the issuers of the securities.
Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of an Underlying Fund’s trades effected in those markets and could result in losses to the Underlying Fund due to subsequent declines in the value of the securities subject to the trades.
Certain Underlying Funds may invest in sovereign debt. Investments in sovereign debt are subject to the risk that a government entity may delay or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting on a sovereign debt that a government does not pay or bankruptcy proceeding by which all or part of the sovereign debt that a government entity has not repaid may be collected.
Certain Underlying Funds may invest in securities issued by issuers located in emerging market or developing countries. The risks of foreign investment are heightened when an issuer is located in an emerging market country. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.
Investments in securities issued by foreign issuers may take the form of depositary receipts. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

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High Yield Securities and Restricted Securities. Certain Underlying Funds may invest in high yield securities and restricted securities. Investments in high yield securities, otherwise known as junk bonds, pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Underlying Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of an Underlying Fund’s illiquidity to the extent the Underlying Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of an Underlying Fund’s trustees or directors (the Underlying Fund’s trustees ) to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Underlying Fund to sell certain securities.
Currency Risk. Certain Underlying Funds may invest in currencies for speculative purposes. The currency markets are highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.
Governments from time to time intervene, directly and by regulation, in currency markets, with the specific intention of influencing currency exchange rates. The effect of government intervention is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect an Underlying Fund’s ability to terminate existing agreements or to realize amounts to be received under those agreements.
The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to an Underlying Fund on days or at times when shareholders or the Underlying Fund cannot effect transactions.
The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent an Underlying Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Underlying Fund to substantial losses. Transactions in over-the-counter (OTC) derivatives such as currency spot, forward and non-deliverable forward contracts may involve risk as there is no exchange on which to close out an open position, no standardization of contracts and each transaction is negotiated on an individual basis. There is no limitation on daily price movements or speculative positions. The principals who deal in these markets are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.
Certain Underlying Funds’ investments also may include forward foreign currency exchange contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. Underlying Funds may use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. In addition, certain Underlying Funds may use these instruments to modify their exposure to various currency markets. Trading of OTC foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to an Underlying Fund. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange-traded contracts.
Leverage Risk. Certain Underlying Fund transactions may give rise to a form of leverage. To mitigate leverage risk, an Underlying Fund will earmark liquid assets or establish a segregated account or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause an Underlying Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy

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its obligations or to meet earmarking requirements. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying Fund’s portfolio securities. Margin requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.
Commodity Risk. Certain Underlying Funds may invest in instruments linked to the prices of physical commodities, including commodity-linked notes and commodity swaps. Investment exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.
Commodity-Linked Notes. Investments in commodity-linked notes, which are synthetic instruments, involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to risk of loss of interest and principal, lack of secondary market, risk of greater volatility and risk that the counterparty will not perform its obligations, that do not affect traditional equity and debt securities.
If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, an Underlying Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment.
To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, an Underlying Fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in an Underlying Fund’s portfolio may be significantly higher than the value of the note.
A liquid secondary market may not exist for the commodity-linked notes an Underlying Fund buys, which may make it difficult for the Underlying Fund to sell them at an acceptable price or to accurately value them.
The value of the commodity-linked notes an Underlying Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.
Senior Loans. Certain Underlying Funds may invest in senior loans. Senior loans are loans made to corporations, partnerships and other entities which hold the most senior position in a borrower’s capital structure. The borrower, under a senior loan, may fail to make scheduled payments of principal and interest, which could result in a decline in net asset value and a reduction in Underlying Fund’s yield. While each senior loan will be collateralized, there is no guarantee that the collateral securing a senior loan will be sufficient to protect an Underlying Fund against losses or a decline in income in the event of a borrower’s non-payment of principal and/or interest. An Underlying Fund may invest in senior loans made in connection with leveraged buyout transactions, recapitalizations and other highly leveraged transactions. These types of senior loans are subject to greater risks than are other senior loans in which an Underlying Fund may invest. Senior loans are not traded on an exchange, nor is there any regular secondary market. Due to the illiquidity of senior loans, an Underlying Fund may not be able to dispose of its investment in senior loans in a timely fashion and at a fair price. Investments by an Underlying Fund in loans to non-U.S. borrowers and non-U.S. dollar-denominated senior loans involve a variety of risks not present in the case of U.S. dollar-denominated Senior loans to U.S. borrowers, including currency

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risk. The value of such senior loans may also be subject to a greater degree of volatility in response to interest rate fluctuations. A substantial portion of the senior loans in which an Underlying Fund invests may be rated by a national statistical rating organization below investment grade.
Non-Diversification Risk. The risks of investing in certain Underlying Funds may be intensified because these Underlying Funds are non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Underlying Fund’s performance more than if the Underlying Fund were diversified.
Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies. The Underlying Funds are also subject to other risks from their permissible investments, including risks associated with their investments in short sales, junior debt and credit linked deposits.
Additional Investment Strategy Information
This section provides additional information relating to the Underlying Funds’ investment strategies.
Short Sales. Certain Underlying Funds may engage in short sale transactions. A short sale is a transaction in which an Underlying Fund sells securities that it owns or has the right to acquire at no added cost (i.e., against the box) or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, an Underlying Fund arranges through a broker to borrow the securities and, in so doing, the Underlying Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, an Underlying Fund intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When an Underlying Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Underlying Fund replaces the borrowed securities. An Underlying Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.
Junior Debt. Certain Underlying Funds may invest in junior debt securities that have a subordinate claim on a borrower’s assets as compared to senior loans or securities with a lien on collateral that is lower than a senior claim on collateral (collectively, junior debt securities).
Credit Linked Deposits. Certain Underlying Funds may invest in credit linked deposits. Credit linked deposits are advances by lenders which are used to support facilities for the issuance of letters of credit to borrowers upon request. Credit linked deposits effectively pre-fund future drawdowns on these letters of credit. Credit linked deposits are held by the bank which issues the letter of credit (the Issuing Bank) or the agent on behalf of the Issuing Bank (typically the agent is also the Issuing Bank) for the account of the lenders (the Deposit Account). The Deposit Account is utilized to reimburse the Issuing Bank to the extent that there are drawdowns on the letter of credit and the Issuing Bank is not immediately reimbursed therefor by the borrower. The borrower remains obligated to reimburse the Issuing Bank and as the borrower does so, such amounts are put back into the Deposit Account by the Issuing Bank. Upon a specified date, amounts remaining in the Deposit Account are refunded to the lenders plus interest on each lender’s credit linked deposits, typically at an interest rate comparable to the interest rate that would have been charged on direct advances by the lender to the borrower.
Defensive Investing. The Underlying Funds may take temporary defensive positions in attempting to respond to adverse market conditions. The Underlying Funds may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with an Underlying Fund’s principal investment strategies when the Underlying Fund Adviser believes it is advisable to do so. Although taking a defensive posture is designed to protect an Underlying Fund from an anticipated market

16

downturn, it could have the effect of reducing the benefit from any upswing in the market. When an Underlying Fund takes a defensive position, it may not achieve its investment objective.
Portfolio Turnover. Certain Underlying Funds may engage in active and frequent trading of their portfolio securities. A portfolio turnover rate of 200% for an Underlying Fund, for example, is equivalent to buying and selling all of its securities two time during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the shareholders.
The percentage limitations relating to the composition of an Underlying Fund’s portfolio apply at the time the Underlying Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require an Underlying Fund to sell any portfolio security. However, an Underlying Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.
Additional Risk Information
This section provides additional information relating to the risks of investing in the Underlying Funds (and therefore the risks of investing in the Fund).
Short Sales. In a short sale transaction, an Underlying Fund sells a borrowed security in anticipation of a decline in the market value of that security, hoping to profit from the difference between the amount received from the sale and the cost of replacing the borrowed security. If an Underlying Fund incorrectly predicts that the price of a borrowed security will decline, the Underlying Fund may lose money because the amount necessary to replace the borrowed security will be greater than the amount received from the sale. The Underlying Fund may borrow money for investment purposes. Borrowing for investment purposes is a speculative activity that creates leverage. Losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.
Junior Debt. Junior debt securities have a subordinate claim on a borrower’s assets as compared to Senior loans. As a result, the values of junior debt securities generally are more dependent on the financial condition of a borrower and less dependent on fluctuations in interest rates than are the values of many debt securities, and may be more volatile than those of Senior loans, thus increasing the volatility of the Underlying Fund’s net asset value. Additionally, any investments in loans that are not secured by any specific collateral involve a greater risk of loss.
Credit Linked Deposits. An Underlying Fund’s investments in credit linked deposits subject the Underlying Fund to the credit risk of the Issuing Bank which maintains the Deposit Account as well as that of the borrower under the letter of credit.
Temporary Defensive Investments. When changes in economic, financial or political conditions are deemed to warrant, an Underlying Fund may invest without limit in certain short and medium-term fixed-income securities for temporary defensive purposes that may be inconsistent with the Underlying Fund’s principal investment strategies. If an Underlying Fund incorrectly predict the effects of these changes, such defensive investments may adversely affect the Underlying Fund’s performance and the Underlying Fund may not achieve its investment objective.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

17

Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate of 0.20% of daily net assets.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Scott Wolle, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1999.
Scott Hixon, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1994.
Mark Ahnrud, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.
Chris Devine, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1998.
Christian Ulrich, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.
More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

18

Other Information
Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

19

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

20

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Invesco Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediaries acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10 million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 million	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 million	$0

Foundations or Endowments	$1 million	$0

Other institutional investors	$1 million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., fund of funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

INSTCL—02/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

    AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund AIM International Allocation Fund AIM International Core Equity Fund AIM International Growth Fund AIM International Small Company Fund AIM International Total Return Fund	AIM Japan Fund AIM Trimark Fund Invesco Van Kampen Emerging Markets Fund Invesco Van Kampen High Yield Fund Invesco Van Kampen International Growth Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.

Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except AIM Limited Maturity Treasury Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Aim Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc.
P.O. Box 4739, Houston, TX 77210-4739
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site:
www.invescoaim.com
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Alternative Opportunities Fund
SEC 1940 Act file
number: 811-05426

21

Prospectus February 18, 2010
Invesco Commodities Strategy Fund (COAJX)
Invesco Commodities Strategy Fund’s investment objective is long-term total return.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■	is not FDIC insured;

■	may lose value; and

■	is not guaranteed by a bank.

2

Fund Summary	4
Investment Objective, Strategies, Risks and Portfolio Holdings	8
Fund Management	15
The Advisers	15
Adviser Compensation	15
Portfolio Managers	15
Other Information	17
Distributions	17
Dividends	17
Capital Gains Distributions	17
Financial Highlights	18
Shareholder Account Information	A-1
Suitability of Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-7
Important Notice Regarding Delivery of
Security Holder Documents	A-7
Obtaining Additional Information	19

3

Fund Summary
Investment Objective
The Fund’s investment objective is long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees	0.50%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	0.80%

Total Annual Fund Operating Expenses[1]	1.30%

Fee Waiver[2]	0.30%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

4

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 1.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$102	$351
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, uses an actively-managed, quantitative investment process to seek exposure to the commodities markets. The Adviser seeks to capitalize on inefficiencies in the global commodities markets. The Adviser seeks long term total return by investing in commodity-linked notes, commodity swaps, and futures contracts, as well as investment grade fixed-income securities and money market instruments.
The Adviser utilizes a multiple quantitative and proprietary trading models to invest in the global commodities markets. The Fund seeks to provide investors with the returns of the Dow Jones UBS Commodity Index via investments in commodity-linked notes, as well as fixed-income securities and money market instruments. Additionally, the Adviser employs an actively-managed investment approach via a wholly owned subsidiary organized under the laws of the Cayman Islands that seeks to generate incremental return (alpha) above the Dow Jones UBS Commodity Index. This Cayman subsidiary will invest in the same commodity-linked derivatives described above to permit the Fund to gain exposure to the commodities markets in a tax efficient manner.
The Adviser’s quantitative and proprietary trading models seek to provide the Adviser with the optimum commodities opportunities at any given time. These strategies and models provide the Adviser with the necessary information to determine which commodity-linked derivatives (i.e., commodity-linked notes, commodity swaps or futures contacts) to buy and sell.
Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund. The Fund’s share price will fluctuate with changes in the market value of the Fund’s investments, which can occur due to a number of factors, some of which are described below.
Commodity Risk. The Fund’s investment exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign

5

inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.
Commodity-Linked Notes. The Fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market, and risk of greater volatility, that do not affect traditional equity and debt securities.
Risks of Investment in Wholly-owned Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s commodity-linked investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended, (Investment Company Act) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.
Fixed-Income Securities. Fixed-income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.
Non-Diversification. The risks of investing in the Fund may be intensified because the Fund is non-diversified; which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified.
Risks of using derivative instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser). Investment Sub-Advisers: Invesco Asset Management Limited, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited.
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

6

Portfolio Managers	Title	Service Date
[Justin Simpson	Portfolio Manager	Since inception

Chris Callan	Portfolio Manager	Since inception

Ben Linnecar	Portfolio Manager	Since inception

Rachel Madeiros	Portfolio Manager	Since inception]
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-659-1005.
The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment		Additional Investments
Type of Account	Per Fund		Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0		$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10	Million	$0

Banks, Trust Companies and certain other financial intermediaries	$10	Million	$0

Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1	Million	$0

Foundations or Endowments	$1	Million	$0

Other institutional investors	$1	Million	$0
Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

7

Investment Objective, Strategies, Risks and Portfolio Holdings
Investment Objective
The Fund’s investment objective is long-term total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies
The Adviser uses an actively-managed, quantitative investment process to seek exposure to the commodities markets. The Adviser seeks to capitalize on inefficiencies in the global commodities markets. The Adviser seeks long-term total return by investing in commodity-linked notes, commodity swaps and futures contracts, as well as fixed-income securities and money market instruments.
The Fund expects to gain a significant percentage of its exposure to the commodities market through investment in commodity-linked notes. These are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. Commodity-linked notes are typically issued by a bank or other financial institution. These notes are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.
The Fund may invest in commodity swaps. Commodity swaps are two party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount.

The Fund may also invest in futures contracts. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.
The Fund will invest up to 25% of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands (the Subsidiary). As discussed under “Additional Risk Information – Tax Risk,” the Subsidiary is designed to enhance the ability of the Fund to obtain exposure to the commodities markets through commodity swaps and other commodity-linked derivatives within the limitations of the federal tax law requirements that apply to the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. Also, the Adviser, in managing the Subsidiary’s portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund. The fixed-income securities in which the Fund and/or the Subsidiary may invest include corporate bonds and notes issued by U.S. and foreign issuers, U.S. and foreign government securities, mortgage securities and asset-backed securities. These fixed-income securities will be rated investment grade. The Fund’s investments in money market instruments may also include investments in affiliated or non-affiliated money market funds.
Investment Process. The Fund seeks to provide investors with the returns of the Dow Jones UBS Commodity Index via investments in commodity-linked notes, as well as fixed-income securities and money market instruments. Additionally, the Adviser employs an actively-managed investment approach that seeks to generate incremental return (alpha) above the Dow Jones UBS Commodity Index. The alpha strategies are based on quantitative and systematic proprietary trading models. Each alpha strategy seeks to exploit temporary market inefficiencies or other unique opportunities in the commodities markets. The Adviser will consider which type of commodity-linked derivative (i.e., commodity-linked note, swap, or futures contract) is best suited to provide the desired exposure to the commodities markets at a given point in time and the extent to which investments should be made directly by the Fund or indirectly through the Subsidiary.

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In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not uses others.
Principal Risks
The Fund’s share price will fluctuate with changes in the market value of the Fund’s investments, which can occur due to a number of factors, some of which are described below. The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including debt securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid.
Commodity Risk. The Fund’s investment exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds.
Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.
Because the Fund’s performance is linked to the performance of volatile commodities, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of Fund shares.
Commodity-Linked Notes. The Fund’s investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market, risk of greater volatility, that do not affect traditional equity and debt securities.
If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment.
To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. At any time, the risk of loss associated with a particular note in the Fund’s portfolio may be significantly higher than the value of the note.
A liquid secondary market may not exist for the commodity-linked notes the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, the Fund could lose money.
The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Economic leverage will increase the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable.

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The Fund is subject to legal requirements, applicable to all mutual funds, that are designed to reduce the effects of any leverage created by the use of derivative instruments. Under these requirements, the Fund must set aside liquid assets (referred to sometimes as asset segregation), or engage in other measures, while the derivatives instruments are held. The Subsidiary will comply with these asset segregation requirements to the same extent as the Fund itself.
Risks of Investment in Foreign Wholly-owned Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s commodity-linked investments. The Subsidiary will not be registered under the Investment Company Act of 1940, as amended, ( Investment Company Act ) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the Investment Company Act.
Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Fixed-Income Securities. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payments until maturity. Zero coupon securities typically are subject to greater price fluctuations than comparable securities that pay current interest.
Non-Diversification. The risks of investing in the Fund may be intensified because the Fund is non-diversified; which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified.
Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.
Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.
The derivative instruments and techniques that the Fund may principally use include:
Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the

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other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if the reference index, security or investments do not perform as expected.
Futures. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in foreign securities, forward foreign currency exchange contracts, mortgage securities, asset-backed securities and high yield securities.
Additional Investment Strategy Information
This section provides additional information relating to the Fund’s investment strategies.
Foreign Securities. The Fund may invest in foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars.
Mortgage Securities. These are fixed-income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. The Fund and/or the Subsidiary may invest in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are either direct obligations of the U.S. government or the securities are issued by an agency or instrumentality that has the right to borrow from the U.S. Treasury to meet its obligations. The U.S. Treasury is not legally required to extend credit to such agency or instrumentality. Certain, but not all, of the U.S. government securities purchased by the Fund and/or the Subsidiary are backed by the full faith and credit of the United States. The Fund and/or the Subsidiary may also invest in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.
Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as automobile loans and credit card receivables or home equity loans that have been securitized in pass through structures similar to mortgage-backed securities. These types of pass through securities provide for monthly payments that are a pass through of the monthly interest and principal payments made by the individual borrowers on the pooled receivables.
High Yield Securities (Junk Bonds) and Restricted Securities. The Fund may invest in high yield, high risk, fixed-income securities rated below Baa by Moody’s Investors Service or below BBB by Standard & Poor’s Rating Group, or if unrated, are of comparable quality as determined by the Adviser (commonly known as junk bonds). Such securities may include Rule 144A fixed-income securities, which are subject to resale restrictions.
Money Market Instruments. The Fund may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. government and its agencies and instrumentalities, which will be used to seek to generate income and serve as collateral for the Portfolio’s investments in swaps and futures contracts. The Fund’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or U.S. branches of foreign banks, or foreign

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branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, variable rate master demand notes (including tax-exempt variable rate demand notes), other affiliated and non-affiliated money market funds, and repurchase agreements.
Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.
Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.
Portfolio Turnover. The Fund may engage in active and frequent trading of its portfolio securities. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the shareholders.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Additional Risk Information
This section provides additional information relating to the risks of investing in the Fund.
Foreign Securities. The Fund’s investments in foreign securities involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.
In connection with its investments in foreign securities, the Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward or futures contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

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Mortgage Securities. Mortgage securities are subject to prepayment risk — the risk that, as interest rates fall, borrowers will refinance their mortgages and prepay principal. A portfolio holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance, resulting in lower prepayments. This can effectively extend the maturity of the Fund’s mortgage securities, resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities. Certain of the U.S. government securities purchased by the Fund and/or the Subsidiary may not be backed by the full faith and credit of the United States and there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund and/or the Subsidiary may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their prepayment obligations in the future.
To the extent the Fund and/or the Subsidiary invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers is supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages.
Asset-Backed Securities. Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.
High Yield Securities and Restricted Securities. The Fund’s investments in lower rated fixed-income securities, otherwise known as junk bonds, pose significant risks. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent a Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund’s Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities.
Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Fund intends to treat the income it derives from commodity-linked notes and the Subsidiary as qualifying income based on a number of private letter rulings provided to third-parties not associated with the Fund (which only these parties may cite as precedent). If, however, the Internal Revenue Service were to change its position with respect to the conclusions reached in these private letter rulings, the income and gains from the Fund’s investment in the commodity-linked notes and/or the Subsidiary might be nonqualifying income, and there is a possibility such change in position might be applied to the Fund retroactively, in which case the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

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Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

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Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliate of the Adviser (the affiliated Sub-Adviser) serves as a sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001
The following unaffiliated advisers (collectively, the unaffiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that the appointment of an unaffiliated Sub-Adviser will be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception

Morgan Stanley Investment Management Limited	25 Cabot Square, Canary Wharf, London, E14 4QA, England	Inception
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate of 0.80% of daily net assets.
Invesco, not the Fund, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.
Portfolio Managers
[Investment decisions for the Fund are made by the investment management team at the unaffiliated Sub-Advisers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Justin Simpson, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Simpson was associated with Morgan Stanley Investment Management Limited in an investment management capacity (November 2005 to 2010). Prior to November 2005, he was director of interest rate and currency strategy and global economics at Morgan Stanley.

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Chris Callan, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Callan was associated with Morgan Stanley Investment Management Limited in an investment management capacity (March 2006 to 2010). Prior to March 2006, he worked at Morgan Stanley with the FX quantitative trading strategy team (2004 to March 2006).
Ben Linnecar, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Linnecar was associated with Morgan Stanley Investment Management Limited in an investment management capacity (2008 to 2010). Prior to 2008, he worked at Morgan Stanley.
Rachel Madeiros, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Ms. Madeiros was associated with Morgan Stanley Investment Management Limited in an investment management capacity (January 2007 to 2010). Prior to January 2007, she worked at Morgan Stanley.]
More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.
Investment in Wholly-Owned Subsidiary
The Fund will invest up to 25% of its total assets in the shares of its wholly-owned and controlled Subsidiary. The Subsidiary is a company organized under the laws of the Cayman Islands, and has its own board of directors to oversee compliance with respect to routine corporate matters. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The Adviser provides investment advisory services to the Subsidiary pursuant to an Investment Advisory Agreement and the unaffiliated Sub-Advisers invest the assets of the Subsidiary pursuant to a Sub-Advisory Agreement. Under these agreements, the Adviser and unaffiliated Sub-Advisers provide the Subsidiary with the same type of investment advisory and sub-advisory services as are provided to the Fund.
The Fund and the Subsidiary have entered into contracts for the provision of custody and audit services with service providers.
The Subsidiary is managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund. As a result, the Adviser and unaffiliated Sub-Advisers, in managing the Subsidiary’s portfolio, are subject to the same investment policies and restrictions that apply to the management of the Fund and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the Fund’s SAI. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.
The financial statements of the Subsidiary will be included in the annual report of the Fund (including the Subsidiary’s full audited financial statements) and the semiannual report of the Fund (including the Subsidiary’s unaudited financial statements) provided to shareholders.

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Other Information
Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

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Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

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Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Invesco Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediaries acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10 million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 million	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 million	$0

Foundations or Endowments	$1 million	$0

Other institutional investors	$1 million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., fund of funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

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INSTCL—02/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

    AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund AIM International Allocation Fund AIM International Core Equity Fund AIM International Growth Fund AIM International Small Company Fund AIM International Total Return Fund	AIM Japan Fund AIM Trimark Fund Invesco Van Kampen Emerging Markets Fund Invesco Van Kampen High Yield Fund Invesco Van Kampen International Growth Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same

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day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.

Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except AIM Limited Maturity Treasury Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use

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reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Aim Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc.
P.O. Box 4739, Houston, TX 77210-4739
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site:
www.invescoaim.com
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Commodities Strategy Fund

SEC 1940 Act file
number: 811-05426

19

Prospectus February 18, 2010
Invesco FX Alpha Plus Strategy Fund (FXPIX)
Invesco FX Alpha Plus Strategy Fund’s investment objective is total return.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

2

Fund Summary	4
Investment Objective, Strategies, Risks and Portfolio Holdings	9
Fund Management	15
The Advisers	15
Adviser Compensation	15
Portfolio Managers	16
Other Information	17
Distributions	17
Dividends	17
Capital Gains Distributions	17
Financial Highlights	18
Shareholder Account Information	A-1
Suitability of Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-7
Important Notice Regarding Delivery of Security Holder Documents	A-7
Obtaining Additional Information	19

3

Fund Summary
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees	1.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	0.69%
Total Annual Fund Operating Expenses[1]	1.79%
Fee Waiver[2]	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.59%

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

4

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 1.59% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Institutional Class	$162	$523
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
In managing the Fund, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, uses a quantitative currency selection process that is driven by rigorous quantitative research that screens the Adviser’s universe of currencies. The Adviser seeks total return through the construction of a portfolio that benefits from changes in the relative valuations of one currency to another currency. Through the use of its investment strategy, the Adviser seeks to generate total return regardless of the direction of currency exchange rate movements or other major market indices. The investment process is based on proprietary quantitative models, which comprises three main steps: (1) screening the currencies within the investment universe to determine if they are suitable for the Fund, (2) using proprietary risk control models to identify currencies with desirable volatility, correlation and interest rate differentials for inclusion in the Fund and (3) daily portfolio monitoring. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.
The Fund attempts to target an estimated value at risk (VaR) of 6.00%. VaR is a measure used to estimate the maximum value of a portfolio that can be lost over a specified time period given a specific probability under normal conditions. Accordingly, the Adviser seeks to manage the Fund so that, under normal market conditions with a confidence level of 95%, the Fund should not lose more than 6.00% of its net asset value in a given 12-month period. The VaR is recalculated daily by reference to the Fund’s then current net asset value. There is no guarantee that the Adviser’s use of such VaR measurements will be successful and result in lower targeted losses.
At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be exposed to foreign currency through currency forwards and other currency transactions described below. The two major categories of Fund investments are currency transactions and money market instruments.
The Adviser expects to allocate the Fund’s currency investments among a variety of currencies, including currencies of developed and developing countries, including emerging market countries, and may buy or sell currencies in expectation of their rise or fall against the U.S. dollar. The Fund will realize capital appreciation to the extent that currency prices move in a direction favorable to the Fund and the fair market value of currency positions held by the Fund increase. Income will be generated from the Fund’s money market securities as described below. The Fund will not engage in short selling of securities. The two major categories of Fund investments include:

5

Currency Transactions. The Fund will invest in currency spot, forward and non-deliverable forward transactions. A currency spot transaction is a cash-settled contract to buy or sell immediately a specified quantity of currency for physical settlement in no more than two days. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Non deliverable forwards (NDFs) allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets. NDFs, in particular, are used to gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. All currency transactions will be cash-settled in U.S. dollars. In certain less developed countries, NDFs may be relatively illiquid.
Money Market Instruments. The Fund may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. Government and its agencies and instrumentalities, which will be used to seek to generate income and serve as collateral for the Fund’s investments in foreign currency forward contracts. The Fund may also invest in other currency derivative instruments when the Adviser believes that they afford a more cost efficient means of obtaining exposure to currencies than forward contracts. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, contracts for difference (CFDs) and other related instruments and techniques.
Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s investment securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.
The principal risks of investing in the Fund are:
Currency Risk. The currency markets are highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.
The effect of government intervention in currency markets is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect the Fund’s ability to terminate existing agreements or to realize amounts to be received under those agreements.
The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to the Fund on days or at times when shareholders or the Fund cannot effect transactions. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. The principals who deal in these markets are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.
Trading of over-the-counter (“OTC”) foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to the Fund. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange-traded contracts.

6

Value at Risk. The use of VaR in managing the Fund involves certain limitations and risks. For example, VaR uses historical data to estimate future events. In addition, the VaR calculation may not properly capture all possible market outcomes and the resulting effect on losses. VaR assumes a normal distribution which may not accurately reflect reality and may underestimate the probability of extreme events. Also, the use of a 95% confidence level does not account for losses that may occur beyond this level of confidence.
Counterparty Risk. The Fund will be exposed to the credit of the counterparties to currency forwards and other derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.
Leverage Risk. Deposit requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.
Credit and Interest Rate Risks. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.
Non-Diversification. The risks of investing in the Fund will be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers.
Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser). Investment Sub-Advisers: Invesco Asset Management Limited, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited.
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date

[Justin Simpson	Portfolio Manager	Since inception

Chris Callan	Portfolio Manager	Since inception

Arunabh Mukherjee	Portfolio Manager	Since inception]

7

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-659-1005.
The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment		Additional Investments
Type of Account	Per Fund		Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0		$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10	Million	$0

Banks, Trust Companies and certain other financial intermediaries	$10	Million	$0

Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1	Million	$0

Foundations or Endowments	$1	Million	$0

Other institutional investors	$1	Million	$0
Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8

Investment Objective, Strategies, Risks and Portfolio Holdings
Investment Objective
The Fund’s investment objective is total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies
The Adviser uses a quantitative currency selection process. The process is driven by rigorous quantitative research that screens the universe of currencies. The Adviser seeks total return through the construction of a portfolio that benefits from changes in the relative valuations of one currency to another currency. Through the use of is investment strategy, the Adviser seeks to generate total return regardless of the direction of currency exchange rate movements or other major market indices.
The investment process is based on proprietary quantitative models. The investment process comprises three main steps: (1) screening the currencies within the investment universe to determine if they are suitable for the Fund, (2) using proprietary risk control models to identify currencies with desirable volatility, correlation and interest rate differentials for inclusion in the Fund and (3) daily portfolio monitoring.
The Fund will attempt to target an estimated VaR of 6.00%. VaR is a measure used to estimate the maximum value of a portfolio that can be lost over a specified time period given a specific probability under normal conditions. Accordingly, the Adviser seeks to manage the Fund so that, under normal market conditions with a confidence level of 95%, the Fund should not lose more than 6.00% of its net asset value in a given 12-month period. The VaR is recalculated daily by reference to the Fund’s then current net asset value. There is no guarantee that the Adviser’s use of such VaR measurements will be successful and result in lower targeted losses.
At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be exposed to foreign currency through currency forwards and other currency transactions. A foreign currency refers to any currency other than the U.S. dollar.
The Adviser expects to allocate the Fund’s currency investments among a variety of currencies, including currencies of developed and developing countries, including emerging market countries, and may buy or sell currencies in expectation of their rise or fall against the U.S. dollar. The Fund will realize capital appreciation to the extent that currency prices move in a direction favorable to the Fund and the fair market value of currency positions held by the Fund increase. Income will be generated from the Fund’s money market securities as described below. The Fund will not engage in short selling of securities. The two major categories of Fund investments include:
Currency Transactions. The Fund will invest in currency spot, forward and non-deliverable forward transactions (NDFs). A currency spot transaction is a cash-settled contract to buy or sell immediately a specified quantity of currency for physical settlement in no more than two days. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. NDFs allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets. The demand for NDFs arises principally out of regulatory and liquidity issues in the underlying currency. NDFs, in particular, are used to gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. All currency transactions will be cash settled in U.S. dollars. In certain less developed countries, NDFs may be relatively illiquid. The Fund will utilize NDFs only to the extent consistent with its overall restrictions on investments in illiquid securities in excess of 15% of the Fund’s net assets.
The currency market is worldwide, rapidly changing and the largest and most liquid market in the world. The currency market is an inter-bank or inter-dealer market based on the vast network of hundreds of major banks and dealers across the globe. Additionally, it is an over the counter (OTC) market, meaning that transactions are conducted between any counter parties that agree to trade via the telephone or an electronic network. The currency market is unique in that it has no fixed location or centralized exchange, as do many

9

stock markets. Dealers often advertise, negotiate and transact based upon exchange rates obtained directly or via distribution networks. The currency market is a true 24-hour market, five days a week, with dealers in every major time zone.
Money Market Instruments. The Fund may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. Government and its agencies and instrumentalities, which will be used to seek to generate income and serve as collateral for the Fund’s investments in foreign currency forward contracts. The Fund’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, variable rate master demand notes (including tax-exempt variable rate demand notes), other affiliated and non-affiliated money market funds, asset-backed securities and repurchase agreements.
The Fund may also invest in other currency derivative instruments when the Adviser believes that they afford a more cost efficient means of obtaining exposure to currencies than forward contracts. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, CFDs and other related instruments and techniques.
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.
Principal Risks
The Fund may be appropriate for you if you are pursuing a currency component to your portfolio, are willing to accept price fluctuations in your investments, are willing to tolerate the risks associated with investments in foreign currencies and have a time horizon of 12 months or longer.
The principal risks of investing in the Fund are:
Currency Risk. The currency markets are highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.
Governments from time to time intervene, directly and by regulation, in currency markets, with the specific intention of influencing currency exchange rates. The effect of government intervention is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect the Fund’s ability to terminate existing agreements or to realize amounts to be received under those agreements.
The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to the Fund on days or at times when shareholders or the Fund cannot effect transactions.
The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. Transactions in OTC derivatives such as currency spot, forward and non-deliverable forward contracts may involve risk as there is no exchange on which to close out an open position, no standardization of contracts and each transaction is negotiated on an individual basis. There is no limitation on daily price movements or speculative positions. The principals who deal in these markets are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.

10

Trading of OTC foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to the Fund. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange traded contracts.
Value at Risk. The use of VaR in managing the Fund involves certain limitations and risks. For example, VaR uses historical data to estimate future events. In addition, the VaR calculation may not properly capture all possible market outcomes and the resulting effect on losses. VaR assumes a normal distribution which may not accurately reflect reality and may underestimate the probability of extreme events. Also, the use of a 95% confidence level does not account for losses that may occur beyond this level of confidence.
Counterparty Risk. The Fund will be exposed to the credit of the counterparties to currency forwards and other derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.
Leverage Risk. Deposit requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.
Credit and Interest Rate Risks. There are risks of investing in debt obligation investments. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.
Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolios positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.
The derivative instruments and techniques that the Fund may principally use include:
Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed a Fund’s initial investment in such contracts.

11

Options. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.
CFDs. A contract for difference CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.
Non-Diversification. The risks of investing in the Fund will be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified.
Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies.
Additional Investment Strategy Information
This section provides additional information relating to the Fund’s non-principal investment strategies.
Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.
Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.
The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategy without shareholder approval; however, you would be notified of any changes.

12

Additional Risk Information
This section provides additional information relating to risks of investing in the Fund.
Foreign and Emerging Market Securities. Foreign securities have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.
Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades. The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.
Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code and satisfy a quarterly asset diversification test. The Fund treats foreign currency gains as qualifying income. You should be aware, however, that the Treasury Department has statutory authority to issue regulations excluding from the definition of “qualifying income” foreign currency gains not directly related to a regulated investment company’s principal business of investing in securities (or options and futures with respect to securities). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, might treat gains from the Fund’s foreign currency transactions as nonqualifying income, and there is a remote possibility such regulations might be applied retroactively, in which case the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. It is also possible the Fund’s strategy of investing in foreign currencies and instruments on foreign currencies, such as options, futures, and forward contracts, might cause the Fund to fail the asset diversification test, resulting in the Fund’s failure to qualify as a regulated investment company. The Internal Revenue Service (IRS) has not issued any guidance on how to apply the asset diversification test to foreign currencies or instruments on foreign currencies. Failure of the asset diversification test might result from a determination by the IRS that the foreign currency positions in which the Fund invests are not securities or, if securities, an IRS determination regarding the identity or fair market value of the securities that differs from that made by the Fund. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

13

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

14

Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliate of the Adviser (the affiliated Sub-Adviser) serves as a sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Limited	30 Finsbury Square,	2001
(Invesco Asset Management)	London, EC2A 1AG,
	United Kingdom
The following unaffiliated advisers (collectively, the unaffiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that the appointment of an unaffiliated Sub-Adviser will be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue,	Inception
New York, New York 10036

Morgan Stanley Investment Management Limited	25 Cabot Square, Canary Wharf, London, E14 4QA, England	Inception
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee, which is determined by calculating a base fee of 1.10% of average daily net assets of the Fund and then applying a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Fund has performed over the applicable performance period. The base fee is adjusted upward if, during the most recent 12-month period, the Fund outperforms LIBOR plus 6.00% and adjusted downward if, during the most recent 12-month period, the Fund underperforms LIBOR minus 6.00%. The performance adjustment is 20% of the amount by which the Fund outperforms or underperforms LIBOR plus or minus 6.00%, respectively, during the applicable period. The maximum adjustment over any 12-month period is +0.55% of the Fund’s average net assets over the applicable performance period.
Invesco, not the Fund, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

15

Portfolio Managers
[Investment decisions for the Fund are made by the investment management team at the unaffiliated Sub-Advisers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Justin Simpson, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Simpson was associated with Morgan Stanley Investment Management Limited in an investment management capacity (November 2005 to 2010). Prior to November 2005, Mr. Simpson was director of interest rate and currency strategy and global economics and also had responsibility for the index and portfolio solutions team and the quantitative trading strategies team at Morgan Stanley.
Chris Callan, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Callan was associated with Morgan Stanley Investment Management Limited in an investment management capacity (March 2006 to 2010). Prior to March 2006, he worked at Morgan Stanley with the FX quantitative trading strategy team (2004 to March 2006).
Arunabh Mukherjee, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Mukherjee was associated with Morgan Stanley Investment Management Limited in an investment management capacity (March 2006 to 2010). Prior to March 2006, he worked at Morgan Stanley and JPMorgan, where he focused on FX options and commodities.]
More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

16

Other Information
Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, semi-annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

17

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

18

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Invesco Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediaries acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10 million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 million	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 million	$0

Foundations or Endowments	$1 million	$0

Other institutional investors	$1 million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., fund of funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

INSTCL—02/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

    AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund AIM International Allocation Fund AIM International Core Equity Fund AIM International Growth Fund AIM International Small Company Fund AIM International Total Return Fund	AIM Japan Fund AIM Trimark Fund Invesco Van Kampen Emerging Markets Fund Invesco Van Kampen High Yield Fund Invesco Van Kampen International Growth Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.

Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except AIM Limited Maturity Treasury Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Aim Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc.
P.O. Box 4739, Houston, TX 77210-4739
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or
download prospectuses, SAI, annual or
semiannual reports via our Web site:
www.invescoaim.com
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco FX Alpha Plus Strategy Fund
SEC 1940 Act file number: 811-05426

19

Prospectus     February 18, 2010
Invesco FX Alpha Strategy Fund (FXAIX)
Invesco FX Alpha Strategy Fund’s investment objective is total return.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

2

Fund Summary	4
Investment Objective, Strategies, Risks and Portfolio Holdings	9
Fund Management	15
The Advisers	15
Adviser Compensation	15
Portfolio Managers	16
Other Information	17
Distributions	17
Dividends	17
Capital Gains Distributions	17
Financial Highlights	18
Shareholder Account Information	A-1
Suitability of Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-7
Important Notice Regarding Delivery of Security Holder Documents	A-7
Obtaining Additional Information	19

3

Fund Summary
Investment Objective
The Fund’s investment objective is total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	1.77%
Total Annual Fund Operating Expenses[1]	2.32%
Fee Waiver[2]	1.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

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[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 1.04% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$104	$466
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
In managing the Fund, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, uses a quantitative currency selection process that is driven by rigorous quantitative research that screens the Adviser’s universe of currencies. The Adviser seeks total return through the construction of a portfolio that benefits from changes in the relative valuations of one currency to another currency. Through the use of its investment strategy, the Adviser seeks to generate total return regardless of the direction of currency exchange rate movements or other major market indices. The investment process is based on proprietary quantitative models, which comprises three main steps: (1) screening the currencies within the investment universe to determine if they are suitable for the Fund, (2) using proprietary risk control models to identify currencies with desirable volatility, correlation and interest rate differentials for inclusion in the Fund and (3) daily portfolio monitoring. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.
The Fund attempts to target an estimated value at risk (VaR) of 2.50%. VaR is a measure used to estimate the maximum value of a portfolio that can be lost over a specified time period given a specific probability under normal conditions. Accordingly, the Adviser seeks to manage the Fund so that, under normal market conditions with a confidence level of 95%, the Fund should not lose more than 2.50% of its net asset value in a given 12-month period. The VaR is recalculated daily by reference to the Fund’s then current net asset value. There is no guarantee that the Adviser’s use of such VaR measurements will be successful and result in lower targeted losses.
At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be exposed to foreign currency through currency forwards and other currency transactions described below.
The Adviser expects to allocate the Fund’s currency investments among a variety of currencies, including currencies of developed and developing countries, including emerging market countries, and may buy or sell currencies in expectation of their rise or fall against the U.S. dollar. The Fund will realize capital appreciation to the extent that currency prices move in a direction favorable to the Fund and the fair market value of currency positions held by the Fund increase. Income will be generated from the Fund’s money market securities as described below. The Fund will not engage in short selling of securities. The two major categories of Fund investments are:
Currency Transactions. The Fund will invest in currency spot, forward and non-deliverable forward transactions. A currency spot transaction is a cash-settled contract to buy or sell immediately a specified quantity of currency for physical settlement in no more than two days. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the

5

future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Non deliverable forwards (NDFs) allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets. NDFs, in particular, are used to gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. All currency transactions will be cash-settled in U.S. dollars. In certain less developed countries, NDFs may be relatively illiquid.
Money Market Instruments. The Fund may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. Government and its agencies and instrumentalities, which will be used to seek to generate income and serve as collateral for the Fund’s investments in foreign currency forward contracts. The Fund may also invest in other currency derivative instruments when the Adviser believes that they afford a more cost efficient means of obtaining exposure to currencies than forward contracts. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, contracts for difference (CFDs) and other related instruments and techniques.
Principal Risks of Investing in the Fund
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s investment securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.
The principal risks of investing in the Fund are:
Currency Risk. The currency markets are highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.
The effect of government intervention in currency markets is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect the Fund’s ability to terminate existing agreements or to realize amounts to be received under those agreements.
The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to the Fund on days or at times when shareholders or the Fund cannot effect transactions. The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. The principals who deal in these markets are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.
Trading of over-the-counter (“OTC”) foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to the Fund. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange-traded contracts.
Value at Risk. The use of VaR in managing the Fund involves certain limitations and risks. For example, VaR uses historical data to estimate future events. In addition, the VaR calculation may not properly capture all possible market outcomes and the resulting effect on losses. VaR assumes a normal distribution which may not accurately reflect reality and may underestimate the probability of extreme events. Also, the use of a 95% confidence level does not account for losses that may occur beyond this level of confidence.

6

Counterparty Risk. The Fund will be exposed to the credit of the counterparties to currency forwards and other derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.
Leverage Risk. Deposit requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.
Credit and Interest Rate Risks. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.
Non-Diversification. The risks of investing in the Fund will be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers.
Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser). Investment Sub-Advisers: Invesco Asset Management Limited, Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited.
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date
[Justin Simpson	Portfolio Manager	Since inception
Chris Callan	Portfolio Manager	Since inception
Arunabh Mukherjee	Portfolio Manager	Since inception]

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Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-659-1005.
The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment		Additional Investments
Type of Account	Per Fund		Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0		$0
Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10	Million	$0
Banks, Trust Companies and certain other financial intermediaries	$10	Million	$0
Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1	Million	$0
Foundations or Endowments	$1	Million	$0
Other institutional investors	$1	Million	$0
Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Investment Objective, Strategies, Risks and Portfolio Holdings
Investment Objective
The Fund’s investment objective is total return. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies
The Adviser uses a quantitative currency selection process. The process is driven by rigorous quantitative research that screens the Adviser’s universe of currencies. The Adviser seeks total return through the construction of a portfolio that benefits from changes in the relative valuations of one currency to another currency. Through the use of its investment strategy, the Adviser seeks to generate total return regardless of the direction of currency exchange rate movements or other major market indices.
The investment process is based on proprietary quantitative models. The investment process comprises three main steps: (1) screening the currencies within the investment universe to determine if they are suitable for the Fund, (2) using proprietary risk control models to identify currencies with desirable volatility, correlation and interest rate differentials for inclusion in the Fund and (3) daily portfolio monitoring.
The Fund will attempt to target an estimated VaR of 2.50%. VaR is a measure used to estimate the maximum value of a portfolio that can be lost over a specified time period given a specific probability under normal conditions. Accordingly, the Adviser seeks to manage the Fund so that, under normal market conditions with a confidence level of 95%, the Fund should not lose more than 2.50% of its net asset value in a given 12-month period. The VaR is recalculated daily by reference to the Fund’s then current net asset value. There is no guarantee that the Adviser’s use of such VaR measurements will be successful and result in lower targeted losses.
At least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be exposed to foreign currency through currency forwards and other currency transactions. A foreign currency refers to any currency other than the U.S. dollar.
The Adviser expects to allocate the Fund’s currency investments among a variety of currencies, including currencies of developed and developing countries, including emerging market countries, and may buy or sell currencies in expectation of their rise or fall against the U.S. dollar. The Fund will realize capital appreciation to the extent that currency prices move in a direction favorable to the Fund and the fair market value of currency positions held by the Fund increase. Income will be generated from the Fund’s money market securities as described below. The Fund will not engage in short selling of securities. The two major categories of Fund investments include:
Currency Transactions. The Fund will invest in currency spot, forward and non-deliverable forward transactions (NDFs). A currency spot transaction is a cash-settled contract to buy or sell immediately a specified quantity of currency for physical settlement in no more than two days. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. NDFs allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets. The demand for NDFs arises principally out of regulatory and liquidity issues in the underlying currency. NDFs, in particular, are used to gain exposure to foreign currencies which are not internationally traded and do not have a forward market for foreign investors. All currency transactions will be cash settled in U.S. dollars. In certain less developed countries, NDFs may be relatively illiquid. The Fund will utilize NDFs only to the extent consistent with its overall restrictions on investments in illiquid securities in excess of 15% of the Fund’s net assets.
The currency market is worldwide, rapidly changing and the largest and most liquid market in the world. The currency market is an inter-bank or inter-dealer market based on the vast network of hundreds of major banks and dealers across the globe. Additionally, it is an over the counter (OTC) market, meaning that transactions are conducted between any counter parties that agree to trade via the telephone or an electronic network. The currency market is unique in that it has no fixed location or centralized exchange, as do many

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stock markets. Dealers often advertise, negotiate and transact based upon exchange rates obtained directly or via distribution networks. The currency market is a true 24-hour market, five days a week, with dealers in every major time zone.
Money Market Instruments. The Fund may invest in money market instruments of U.S. and foreign financial and non-financial corporations, obligations of foreign governments and obligations of the U.S. Government and its agencies and instrumentalities, which will be used to seek to generate income and serve as collateral for the Fund’s investments in foreign currency forward contracts. The Fund’s money market investments may include commercial paper, corporate debt obligations, funding agreements, debt obligations (including certificates of deposit and promissory notes) of U.S. banks or foreign banks, or U.S. branches of foreign banks, or foreign branches of U.S. banks (such as Yankee obligations), certificates of deposit of savings banks and savings and loan organizations, variable rate master demand notes (including tax-exempt variable rate demand notes), other affiliated and non-affiliated money market funds, asset-backed securities and repurchase agreements.
The Fund may also invest in other currency derivative instruments when the Adviser believes that they afford a more cost efficient means of obtaining exposure to currencies than forward contracts. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, CFDs and other related instruments and techniques.
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which investment strategies it uses. For example, the Adviser in its discretion may determine to use some permitted investment strategies while not using others. The Adviser sells a security when it believes that it no longer fits the Fund’s investment criteria.
Principal Risks
The Fund may be appropriate for you if you are pursuing a currency component to your portfolio, are willing to accept price fluctuations in your investments, are willing to tolerate the risks associated with investments in foreign currencies and have a time horizon of 12 months or longer.
The principal risks of investing in the Fund are:
Currency Risk. The currency markets are highly volatile. Prices in these markets are influenced by, among other things, changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds; trade; fiscal, money and domestic or foreign exchange control programs and policies; and changes in domestic and foreign interest rates. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations. Extreme price movements in the value of currencies have also occurred as a result of general market forces, without any action having been taken by governments.
Governments from time to time intervene, directly and by regulation, in currency markets, with the specific intention of influencing currency exchange rates. The effect of government intervention is often heightened by a group of governments acting in concert and, in several instances, a group of governments acting through their central banks has caused the value of a particular currency to change substantially overnight. It is possible that government regulation could adversely affect the Fund’s ability to terminate existing agreements or to realize amounts to be received under those agreements.
The currency market is a 24-hour market and therefore currency prices may change significantly in a manner adverse to the Fund on days or at times when shareholders or the Fund cannot effect transactions.
The market for some (or all) currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting positions or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. Transactions in OTC derivatives such as currency spot, forward and non-deliverable forward contracts may involve risk as there is no exchange on which to close out an open position, no standardization of contracts and each transaction is negotiated on an individual basis. There is no limitation on daily price movements or speculative positions. The principals who deal in these markets are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity, sometimes of significant duration. It may be difficult or impossible to liquidate an existing position, to assess or value a position or to assess the exposure to risk.

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Trading of OTC foreign exchange contracts and individuals or entities associated therewith are not registered with, or regulated by, any securities, commodities or other governmental authority. The benefits of such registration and regulation are not, and will not be, applicable or available to the Fund. Similarly, no governmental authority regulates the spot or forward currency markets. Consequently, there are no comparable regulatory requirements with respect to record keeping, financial responsibility or segregation of customer funds as exist with respect to exchange traded contracts.
Value at Risk. The use of VaR in managing the Fund involves certain limitations and risks. For example, VaR uses historical data to estimate future events. In addition, the VaR calculation may not properly capture all possible market outcomes and the resulting effect on losses. VaR assumes a normal distribution which may not accurately reflect reality and may underestimate the probability of extreme events. Also, the use of a 95% confidence level does not account for losses that may occur beyond this level of confidence.
Counterparty Risk. The Fund will be exposed to the credit of the counterparties to currency forwards and other derivative contracts and their ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the agreements. In the event of a bankruptcy or insolvency of a counterparty, the Fund could experience delays in liquidating the positions and significant losses, including declines in the value of its investment during the period in which the Fund seeks to enforce its rights, inability to realize any gains on its investment during such period and fees and expenses incurred in enforcing its rights.
Leverage Risk. Deposit requirements for currency forward contracts are a small percentage of the value of the contracts. Therefore, adverse changes in currency prices can result in losses substantially greater than the amounts invested in the currency contracts themselves.
Credit and Interest Rate Risks. There are risks of investing in debt obligation investments. All debt obligations, such as money market securities, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.
Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments.
Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolios positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, there is no assurance that the use of derivatives will achieve this result.
The derivative instruments and techniques that the Fund may principally use include:
Futures. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed a Fund’s initial investment in such contracts.

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Options. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium paid by the Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
CFDs. A contract for difference is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. In addition to the general risks of derivatives, CFDs may be subject to liquidity risk and counterparty risk.
Non-Diversification. The risks of investing in the Fund will be intensified because the Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Fund’s performance more than if the Fund were diversified.
Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies.
Additional Investment Strategy Information
This section provides additional information relating to the Fund’s non-principal investment strategies.
Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.
Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.
The percentage limitations relating to the composition of the Fund apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategy without shareholder approval; however, you would be notified of any changes.

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Additional Risk Information
This section provides additional information relating to risks of investing in the Fund.
Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.
Foreign and Emerging Market Securities. Foreign securities have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.
Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to a Fund due to subsequent declines in the value of the securities subject to the trades. The foreign securities in which the Fund may invest may be issued by issuers located in emerging market or developing countries. Compared to the United States and other developed countries, emerging market or developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities issued by companies located in these countries tend to be especially volatile and may be less liquid than securities traded in developed countries. In the past, securities in these countries have been characterized by greater potential loss than securities of companies located in developed countries.
Tax Risk. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code and satisfy a quarterly asset diversification test. The Fund treats foreign currency gains as qualifying income. You should be aware, however, that the Treasury Department has statutory authority to issue regulations excluding from the definition of “qualifying income” foreign currency gains not directly related to a regulated investment company’s principal business of investing in securities (or options and futures with respect to securities). As of the date of this prospectus, no regulations have been issued pursuant to this authorization. Such regulations, if issued, might treat gains from the Fund’s foreign currency transactions as nonqualifying income, and there is a remote possibility such regulations might be applied retroactively, in which case the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation. It is also possible the Fund’s strategy of investing in foreign currencies and instruments on foreign currencies, such as options, futures, and forward contracts, might cause the Fund to fail the asset diversification test, resulting in the Fund’s failure to qualify as a regulated investment company. The Internal Revenue Service (IRS) has not issued any guidance on how to apply the asset diversification test to foreign currencies or instruments on foreign currencies. Failure of the asset diversification test might result from a determination by the IRS that the foreign currency positions in which the Fund invests are not securities or, if securities, an IRS determination regarding the identity or fair market value of the securities that differs from that made by the Fund. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

13

Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

14

Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliate of the Adviser (the affiliated Sub-Adviser) serves as a sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001
The following unaffiliated advisers (collectively, the unaffiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that the appointment of an unaffiliated Sub-Adviser will be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception

Morgan Stanley Investment Management Limited	25 Cabot Square, Canary Wharf, London, E14 4QA, England	Inception
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee, which is determined by calculating a base fee of 0.55% of average daily net assets of the Fund and then applying a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Fund has performed over the applicable performance period. The base fee is adjusted upward if, during the most recent 12-month period, the Fund outperforms LIBOR plus 2.50% and adjusted downward if, during the most recent 12-month period, the Fund underperforms LIBOR minus 2.50%. The performance adjustment is 20% of the amount by which the Fund outperforms or underperforms LIBOR plus or minus 2.50%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is +0.275% of the Fund’s average net assets over the applicable performance period.
Invesco, not the Fund, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.

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Portfolio Managers
[Investment decisions for the Fund are made by the investment management team at the unaffiliated Sub-Advisers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Justin Simpson, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Simpson was associated with Morgan Stanley Investment Management Limited in an investment management capacity (November 2005 to 2010). Prior to November 2005, Mr. Simpson was director of interest rate and currency strategy and global economics and also had responsibility for the index and portfolio solutions team and the quantitative trading strategies team at Morgan Stanley.
Chris Callan, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Callan was associated with Morgan Stanley Investment Management Limited in an investment management capacity (March 2006 to 2010). Prior to March 2006, he worked at Morgan Stanley with the FX quantitative trading strategy team (2004 to March 2006).
Arunabh Mukherjee, Portfolio Manager, has been responsible for the Fund since its inception. Prior to commencement of operations by the Fund, Mr. Mukherjee was associated with Morgan Stanley Investment Management Limited in an investment management capacity (March 2006 to 2010). Prior to March 2006, he worked at Morgan Stanley and JPMorgan, where he focused on FX options and commodities.]
More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

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Other Information
Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

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Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

18

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Invesco Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediaries acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10 million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 million	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 million	$0

Foundations or Endowments	$1 million	$0

Other institutional investors	$1 million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., fund of funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

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INSTCL—02/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

    AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund AIM International Allocation Fund AIM International Core Equity Fund AIM International Growth Fund AIM International Small Company Fund AIM International Total Return Fund	AIM Japan Fund AIM Trimark Fund Invesco Van Kampen Emerging Markets Fund Invesco Van Kampen High Yield Fund Invesco Van Kampen International Growth Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same

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day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.

Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except AIM Limited Maturity Treasury Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Aim Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc.
P.O. Box 4739, Houston, TX 77210-4739
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or
download prospectuses, SAI, annual or
semiannual reports via our Web site:
www.invescoaim.com
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco FX Alpha Strategy Fund
SEC 1940 Act file
number: 811-05426

19

Prospectus            February 18, 2010
Invesco Van Kampen Emerging Markets Fund (MSRJX)
Invesco Van Kampen Emerging Markets Fund’s investment objective is to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

2

Fund Summary	4
Investment Objective, Strategies, Risks and Portfolio Holdings	8
Fund Management	14
The Advisers	14
Adviser Compensation	14
Portfolio Managers	14
Other Information	16
Distributions	16
Dividends	16
Capital Gains Distributions	16
Financial Highlights	17
Purchasing Shares	A-1
Shareholder Account Information	A-1
Suitability of Investors	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-7
Important Notice Regarding Delivery of Security Holder Documents	A-7
Obtaining Additional Information	18

3

Fund Summary
Investment Objective
The Fund’s investment objective is to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)[1]	2.00%

[1]	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees	1.25%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	0.40%

Total Annual Fund Operating Expenses[1]	1.65%

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses

4

remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$168	$520
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of emerging country issuers. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of emerging country issuers at the time of investment. Equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Adviser seeks to maximize returns by investing in high-quality, growth-oriented equity securities of emerging country issuers. The Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The Adviser conducts a bottom-up fundamental analysis of issuers, seeking to identify quality companies that have experienced, or exhibit the potential for, accelerating or above-average earnings growth but whose prices do not fully reflect these attributes. The Adviser may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.
The Fund may invest up to 35% of its total assets in debt securities, including up to 10% of its total assets in lower-grade debt securities (commonly referred to as junk bonds), which involve special risks. The Fund may invest up to 10% of its total assets in foreign real estate companies. The Fund may purchase and sell certain instruments known as derivatives, such as options, futures contracts, options on futures contracts and, to the extent available, currency-related transactions involving options, futures contracts, forward contracts and swaps for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. Foreign markets may, but often do not, move in tandem with U.S. markets, and may be more volatile than U.S. markets. In addition, securities of emerging country issuers may underperform relative to other sectors of the market.
Lower-Grade Securities (Junk Bonds). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress and junk bonds may have a higher incidence of default than higher-rated securities.
Foreign risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.
Emerging country issuers risks. The risks of investing in developing or emerging countries are greater than the risks generally associated with foreign investments, including investment and trading limitations, greater credit and liquidity concerns, greater political uncertainties, an economy’s dependence on international trade or development assistance, greater foreign currency exchange risks and currency transfer restrictions, and greater delays and disruptions in settlement transactions.

5

Risks of investing in foreign real estate companies. Foreign real estate companies depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. Investments in foreign real estate companies may involve duplication of management fees and certain other expenses.
Risks of derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date

Shuxin (Steve) Cao	Portfolio Manager	Since inception

Borge Endresen	Portfolio Manager	Since inception

Mark Jason	Portfolio Manager	Since inception
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-659-1005.
The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment		Additional Investments
Type of Account	Per Fund		Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0		$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10	Million	$0

Banks, Trust Companies and certain other financial intermediaries	$10	Million	$0

Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1	Million	$0

Foundations or Endowments	$1	Million	$0

Other institutional investors	$1	Million	$0

6

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

7

Investment Objective, Strategies, Risks and Portfolio Holdings
Investment Objective
The Fund’s investment objective is to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers. Any income received from the investment of portfolio securities is incidental to the Fund’s investment objective. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of emerging country issuers. These include securities of companies (i) whose securities are traded principally on a stock exchange or over-the-counter in an emerging country, (ii) that are organized under the laws of and have a principal office(s) in an emerging country or (iii) that derive 50% or more of their total revenues from goods produced, sales made or services performed in an emerging country. The Adviser will base determinations as to a company’s eligibility on publicly available information and inquiries made to the company. An issuer whose securities are traded principally on a stock exchange or over-the-counter in an emerging country or that is organized under the laws of and have a principal office in an emerging country may not have significant economic exposure to such emerging country. Investments in securities of companies in emerging countries may provide the potential for above-average capital appreciation but also are subject to special risks not typically associated with investing in more established economies or securities markets. As a result, the Fund’s portfolio may experience greater price volatility, which may be heightened by currency fluctuations relative to the U.S. dollar.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of emerging country issuers at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board of Directors without shareholder approval, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. The Adviser considers emerging countries to be those countries that the international financial community, including the International Bank for Reconstruction and Development (more commonly known as The World Bank) and the International Finance Corporation, considers to be emerging or developing countries on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries are generally considered to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market countries are those countries which are not included in the MCSI World Index. There are no prescribed limits on the geographic distribution of the Fund’s investments.
Currently, investing in issuers in many emerging countries is not feasible or may involve unacceptable political risks. The Fund emphasizes investment in those emerging countries whose economies are developing strongly and whose markets are becoming more sophisticated.
The Adviser seeks to maximize returns by investing in high-quality, growth-oriented equity securities of emerging country issuers. The Adviser employs a disciplined investment strategy that emphasizes fundamental research, supported by quantitative analysis and portfolio construction techniques. The Adviser conducts a bottom-up fundamental analysis of issuers, seeking to identify quality companies that have experienced, or exhibit the potential for, accelerating or above-average earnings growth but whose prices do not fully reflect these attributes. The Adviser may consider selling a security for several reasons, including when (1) its fundamentals deteriorate or it posts disappointing earnings, (2) its stock price appears to be overvalued, or (3) a more attractive opportunity is identified.
The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such

8

securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.
As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.
The Fund invests primarily in common stocks and also may invest in preferred stocks, convertible securities, rights or warrants to purchase equity securities, debt securities, securities of other investment companies and securities of small- and medium-sized companies.
Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.
Debt securities. Subject to limitations described previously, the Fund also may invest in (i) debt securities denominated in the currency of or issued or guaranteed by a company or the government of an emerging country, (ii) equity or debt securities of corporate or government issuers located in industrialized countries or (iii) money-market instruments. The Fund invests in debt securities when the Adviser believes such investments offer opportunities for capital appreciation. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall. Debt securities with longer maturities may increase or decrease in value more than debt securities of shorter maturities. The Fund may invest up to 10% of its total assets in below investment grade debt securities (commonly referred to as junk bonds) which involve, among other things, greater credit risk, greater market risk and volatility, greater liquidity concerns, potentially greater manager risk and greater risk of default. For a description of securities ratings, see the appendix to the Fund’s Statement of Additional Information. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. It is likely that many of the debt securities in which the Fund will invest will be unrated, and whether or not rated, such securities may have speculative characteristics.
Foreign real estate companies. The Fund may invest up to 10% of its total assets in foreign real estate companies. Foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. Investing in foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties; defaults by borrowers or

9

tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. real estate investment trusts and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb duplicate levels of fees when the Fund invests in foreign real estate companies.
Investment companies. The Fund may invest in securities of certain issuers indirectly through investments in other investment companies. Such investments are commonly used when direct investments in certain countries are not permitted by foreign investors. Investments in other investment companies may involve duplication of management fees and certain other expenses.
Small-and medium-sized companies. The Fund may invest in issuers of any capitalization range. The securities of small-to medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in small-or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the securities of larger companies.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Risks of Investing in Securities of Foreign Issuers. The Fund invests in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.
In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.
Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.

10

The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (“forward contracts”). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.
The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.
Investors should consider carefully the risks of foreign investments before investing in the Fund.
Risks of Investing in Emerging Countries Issuers. The risks of foreign investment are heightened when the issuer is from an emerging country. The extent of economic development, political stability and market depth of such countries varies widely and investments in the securities of issuers in such countries typically involve greater potential gain or loss than investments in securities of issuers in more developed countries. Emerging countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed markets. Emerging countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed markets, and the financial condition of issuers in emerging countries may be more precarious than in other countries. Certain countries depend to a larger degree upon international trade or development assistance and, therefore, are vulnerable to changes in trade or assistance which, in turn, may be affected by a variety of factors. The Fund may be particularly sensitive to changes in the economies of certain countries resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the United States or other countries.
The Fund’s purchase and sale of portfolio securities in emerging countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic or sporadic trading or settlement, or limitations on aggregate holdings by foreign investors. Such limitations may be computed based on the aggregate trading volume by or holdings of the Fund, the Adviser, its affiliates or their respective clients or other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees which may limit investment in such countries or increase the administrative costs of such investments. For example, certain countries may require governmental approval prior to investment by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals. In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by the Fund. The repatriation of both investment income and capital from certain emerging countries is subject to restrictions such as the need for governmental consents. Due to restrictions on direct investment in securities in certain countries, it is anticipated that the Fund may invest in such countries through other investment funds in such countries.
Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economies and securities markets of such countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures negotiated by the countries with which they trade.
Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in

11

other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses.
Settlement procedures in emerging countries are frequently less developed and reliable than those in developed markets. In addition, significant delays are common in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations. The creditworthiness of the local securities firms used by the Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.
The small size and inexperience of the securities markets in certain emerging countries and the limited volume of trading in securities in those countries may make the Fund’s investments in such countries less liquid and more volatile than investments in countries with more developed securities markets. The Fund’s investments in emerging countries are subject to the risk that the liquidity of a particular investment, or investments generally, in such countries will shrink or disappear suddenly and without warning as a result of adverse economic, market or political conditions or adverse investor perceptions, whether or not accurate. Because of the lack of sufficient market liquidity, the Fund may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. Investments in emerging countries may be more difficult to price precisely because of the characteristics discussed above and lower trading volumes.
The Fund’s use of foreign currency management techniques in emerging countries may be limited. Due to the limited market for these instruments in emerging countries, the Adviser does not currently anticipate that a significant portion of the Fund’s currency exposure in emerging countries, if any, will be covered by such instruments.
Investors are strongly advised to consider carefully the special risks involved in investing in emerging countries, which are in addition to the risks of investing in foreign securities generally.
Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income, which may involve the purchase and sale of derivative instruments such as options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivative transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. A more complete discussion of derivatives and their risks is included in the Fund’s SAI. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

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Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Fund’s Board of Directors.
The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Notwithstanding the foregoing, the Fund may not invest more than 10% of its total assets in securities subject to legal or contractual restrictions on resale. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.
Temporary defensive strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit (including Eurodollar certificates of deposit). Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

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Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $500 million	1.250%

Next $500 million	1.200%

Next $1.5 billion	1.150%

Over $2.5 billion	1.000%
The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 1.85% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Shuxin (Steve) Cao, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1997.
Borge Endresen, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1999.

14

Mark Jason, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2001.
More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

15

Other Information
Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

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Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

17

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Invesco Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediaries acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10 million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 million	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 million	$0

Foundations or Endowments	$1 million	$0

Other institutional investors	$1 million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., fund of funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

INSTCL—02/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

    AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund AIM International Allocation Fund AIM International Core Equity Fund AIM International Growth Fund AIM International Small Company Fund AIM International Total Return Fund	AIM Japan Fund AIM Trimark Fund Invesco Van Kampen Emerging Markets Fund Invesco Van Kampen High Yield Fund Invesco Van Kampen International Growth Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.

Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except AIM Limited Maturity Treasury Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Aim Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc.
P.O. Box 4739, Houston, TX 77210-4739
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or
download prospectuses, SAI, annual or
semiannual reports via our Web site:
www.invescoaim.com
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Van Kampen Emerging Markets Fund
SEC 1940 Act file
number: 811-05426

18

Prospectus     February 18, 2010
Invesco Van Kampen Global Tactical Asset Allocation Fund (VGTJX)
Invesco Van Kampen Global Tactical Asset Allocation Fund’s investment objective is to seek capital appreciation over time.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

2

Fund Summary	4
Investment Objective, Strategies, Risks and Portfolio Holdings	9
Fund Management	18
The Advisers	18
Adviser Compensation	18
Portfolio Managers	18
Other Information	20
Distributions	20
Dividends	20
Capital Gains Distributions	20
Financial Highlights	21
Shareholder Account Information	A-1
Suitability of Investors	A-1
Purchasing Shares	A-1
Redeeming Shares	A-2
Exchanging Shares	A-2
Rights Reserved by the Funds	A-3
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-3
Pricing of Shares	A-4
Taxes	A-5
Payments to Financial Intermediaries	A-7
Important Notice Regarding Delivery of Security Holder Documents	A-7
Obtaining Additional Information	22

3

Fund Summary
Investment Objective
The Fund’s investment objective is to seek capital appreciation over time.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	1.34%
Acquired Fund Fees and Expenses[1]	0.07%
Total Annual Fund Operating Expenses[1]	2.16%
Fee Waiver[2]	1.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%

4

[1]	“Other Expenses,” “Acquired Fund Fees and Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.

[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 0.95% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Institutional Class	$104	$449
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.
Under normal market conditions, the Fund invests primarily in (i) equity securities of U.S. and non-U.S. issuers, including common and preferred stocks, convertible securities and equity-linked securities, and rights and warrants to purchase equity securities, and (ii) fixed income securities of U.S. and non-U.S. issuers, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies or instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities, mortgage-related or mortgage-backed securities, asset-backed securities, floating rate securities and inflation-linked fixed income securities. The Fund may invest a portion of its assets in below investment grade fixed income securities. The Fund may invest up to 10% of its total assets in other investment companies, including exchange traded funds (ETFs).
The Adviser seeks to create a portfolio of assets that is widely diversified among equity securities and fixed income securities from issuers located around the world and within various sectors and currencies. Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. securities and other instruments (such as derivatives and opportunistic investments as described herein) and will invest in generally eight or more countries (including the United States).
The Fund may purchase and sell options, futures contracts, options on futures contracts, swaps and currency-related transactions involving options, futures contracts, forward contracts and commodity linked derivatives, which are derivative instruments, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Fund may invest in certain opportunistic investments, including precious metals and energy and other assets that trade in the commodity markets, through investment in commodity linked derivatives, real estate investment trusts (REITs) and foreign real estate companies.

5

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. The prices of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer maturities. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities market and, while backed by the U.S. government, are not guaranteed against declines in their market prices. As interest rates change, zero coupon bonds often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities. When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The credit quality of noninvestment grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments or adverse economic conditions than are higher-grade securities.
Income risk. The income you receive from the Fund is based primarily on interest rates, which can very widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.
Prepayment or call risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.
Extension risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their duration.
Inflation-linked fixed securities risk. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repay the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which area adjusted over time to reflect a direct correlation to either a rise (inflation) or a drop (deflation) in the general price level. Inflation measurement and adjustment for an inflation-indexed security have two important features. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Fund’s income level to fluctuate.
Foreign risks. These risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. To the extent the Fund focuses its assets in a single country or region, its portfolio would be more susceptible to factors adversely affecting issuers in that country or region.
Risks of investing in REITs and foreign real estate companies. Investing in REITs and foreign real estate companies makes the Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and certain other expenses. In addition, REITs and foreign real estate companies depend upon

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specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets.
Risks of using derivative instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. The Fund’s investments in commodity linked derivatives to gain exposure to investment returns of assets that trade in the commodity market may subject the Fund to greater volatility than investment in traditional securities. The value of commodity linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The prices of precious metals and precious metal related securities, in particular, have historically been very volatile.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date
Scott Wolle	Portfolio Manager	Since Inception

Scott Hixon	Portfolio Manager	Since Inception

Mark Ahnrud	Portfolio Manager	Since Inception

Chris Devine	Portfolio Manager	Since Inception

Christian Ulrich	Portfolio Manager	Since Inception

Bernard Langer	Portfolio Manager	Since Inception
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-659-1005.
The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0
Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0
Banks, Trust Companies and certain other financial intermediaries	$10 Million	$0

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	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1 Million	$0
Foundations or Endowments	$1 Million	$0
Other institutional investors	$1 Million	$0
Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Investment Objective, Strategies, Risks and Portfolio Holdings
Investment Objective
The Fund’s investment objective is to seek capital appreciation over time. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.
Under normal market conditions, the Fund invests primarily in (i) equity securities of U.S. and non-U.S. issuers, including common and preferred stocks, convertible securities and equity-linked securities, and rights and warrants to purchase equity securities, and (ii) fixed income securities of U.S. and non-U.S. issuers, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies and instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities, mortgage-related or mortgage-backed securities, asset-backed securities and floating rate securities. To the extent that the Fund invests in derivative instruments that the Adviser believes have economic characteristics similar to equity securities and fixed income securities of U.S. and non-U.S. issuers, such investments will be counted for purposes of the Fund’s policy in the previous sentence. To the extent the Fund makes such investments, the Fund will be subject to the risks of such derivative instruments.
The Adviser seeks to create a portfolio of assets that is widely diversified among equity securities and fixed income securities from issuers located around the world and within various sectors and currencies. The composition of the Fund’s portfolio will vary over time based upon the evaluation of the Adviser of economic and market trends and the anticipated relative capital appreciation available from particular countries, sectors and securities. The Fund may invest in any country, including developing or emerging market countries. The Fund’s investments may be U.S. and non-U.S. dollar denominated.
The Adviser seeks to implement a global investment strategy that utilizes multiple asset classes, countries, sectors and currencies through a combination of quantitative and fundamental analysis. The Adviser follows a top-down approach, first assessing the relative attractiveness of global asset classes. Within these global asset classes, the Adviser evaluates the relative attractiveness of different regions and countries. In the Fund’s portfolio management process, the Fund considers an equity security’s and a fixed income security’s potential for capital appreciation in its buy, hold and sell decisions. Portfolio securities are typically sold when the assessments of the Adviser for capital appreciation of individual securities changes or the Adviser’s overall assessment of asset classes, countries, sectors or currencies materially change.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
The financial markets in general are subject to volatility and may at times experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, fixed income securities and derivative instruments. During such periods, fixed income securities of all credit qualities may become illiquid or difficult to sell at a time and a price that the Fund would like. The markets for other securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.
As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.
Risks of Equity Securities. The Fund invests in common stocks and also may invest in other equity securities, including preferred stocks, convertible securities and equity-linked securities, rights and warrants to purchase equity securities and depositary receipts.

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Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.
REITs and foreign real estate companies. The Fund may invest in REITs and foreign real estate companies, which are similar to entities organized and operated as REITs in the United States. REITs and foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. REITs and foreign real estate companies are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs and foreign real estate companies depend upon specialized management skills, may not be diversified (which may increase the volatility of the REITs and/or foreign real estate companies value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.
Small, medium and large-sized companies. The Fund may invest in companies of any size. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.
Risks of Fixed Income Securities. The Fund invests in fixed income securities, which generally refers to a security that provides for one or more interest payments and return of principal at maturity. For purposes of this prospectus, fixed income security includes such

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securities that provide a fixed interest rate payment or a variable interest rate payment. Fixed income securities in which the Fund invests include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, securities issued or guaranteed by non-U.S. governments, their agencies and instrumentalities, corporate bonds and notes issued by U.S. and non-U.S. entities, mortgage-related or mortgage-backed securities, asset-backed securities, floating rate securities, and inflation indexed securities. The Fund may invest a portion of its assets in below investment grade fixed income securities.
The value of fixed income securities generally varies inversely with changes in prevailing interest rates. If interest rates rise, fixed income security prices generally fall; if interest rates fall, fixed income security prices generally rise. Shorter-term securities are generally less sensitive to interest rate changes than longer-term securities; thus, for a given change in interest rates, the market prices of shorter-maturity fixed income securities generally fluctuate less than the market prices of longer-maturity fixed income securities. Fixed income securities with longer maturities generally offer higher yields than fixed income securities with shorter maturities assuming all factors, including credit quality, are equal; however such securities typically are more sensitive to changes in interest rates.
The value and yield of fixed income securities generally varies with credit quality. Fixed income securities with lower credit quality generally offer higher yields than fixed income securities with higher credit quality, assuming all other factors, including maturities, are equal; however, such securities are subject to greater risk of nonpayment of principal and interest.
Recent dramatic declines in the housing market, with falling home prices and increasing foreclosures and unemployment, have resulted in significant write-downs of asset values by financial institutions, including government-sponsored entities and major commercial and investment banks. These write-downs, including of mortgage-backed securities, have caused many financial institutions to seek additional capital, to merge with larger and stronger institutions and, in some cases, to fail. Additionally, many lenders and institutional investors have reduced, and in some cases, ceased to provide funding to borrowers, including other financial institutions, reflecting an ongoing concern about the stability of the financial markets generally and the strength of counterparties. The depth of the current financial crisis is continuing to expand and its ultimate scope, reach and effect cannot be predicted. Legislation has been passed in an attempt to address the instability in the financial markets. This legislation or similar proposals, as well as other actions such as monetary or fiscal actions of U.S. government instrumentalities or comparable authorities in other countries, may fail to stabilize the financial markets, thereby prolonging the negative effects on the securities markets in general and in turn, the Fund. This legislation and other proposals or actions may also have other consequences, including material effects on interest rates and foreign exchange rates, which could materially affect the Fund’s investments in ways that the Fund cannot predict.
U.S. government securities. The Fund may invest in U.S. government securities. U.S. government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by: (a) the full faith and credit of the U.S. government; (b) the right of the issuer or guarantor to borrow an amount from a line of credit with the U.S. Treasury; (c) discretionary power of the U.S. government to purchase obligations of its agencies and instrumentalities; or (d) the credit of the instrumentality, (3) real estate mortgage investment conduits (REMICs), collateralized mortgage obligations (CMOs) and other mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, (4) when-issued commitments relating to any of the foregoing and (5) repurchase agreements collateralized by U.S. government securities.
Mortgage-backed securities. The Fund may invest in mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property (mortgage-backed securities). Such Funds may invest in mortgages-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, including certificates issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. government or private lenders and guaranteed by U.S. government agencies such as GNMA, FNMA or FHLMC. Guarantees by GNMA are backed by the full faith and credit of the U.S. government. Guarantees by other agencies or instrumentalities of the U.S. government, such as FNMA or FHLMC, are not backed by the full faith and credit of the U.S. government, although FNMA and FHLMC are authorized to borrow from the U.S. Treasury to meet their obligations.
The yield and payment characteristics of mortgage-backed securities differ from traditional fixed income securities. Interest and principal payments are made regularly and frequently, usually monthly, over the life of the mortgage loans unlike traditional fixed

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income securities and principal may be prepaid at any time because the underlying mortgage loans generally maybe prepaid at any time. Faster or slower prepayments than expected on underlying mortgage loans can dramatically alter the valuation and yield to maturity of a mortgage-backed security. The value of most mortgage-backed securities, like traditional fixed income securities, tends to vary inversely with changes in prevailing interest rates (i.e., as interest rates increase, the value of such securities decrease). Mortgage-backed securities, however, may benefit less than traditional fixed income securities from declining interest rates because prepayment of mortgages tends to accelerate during periods of declining interest rates. This means some of the Fund’s higher yielding securities may be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase new securities at prevailing interest rates. Prepayments shorten the life of the security and shorten the time over which the Fund receives income at the higher rate. Therefore, an Fund’s ability to maintain a portfolio of higher-yielding mortgage-backed securities will be adversely affected by decreasing interest rates and the extent that prepayments occur which must be reinvested in securities which have lower yields. Any decline in the Fund’s income in turn adversely affects the Fund’s distributions to shareholders. Alternatively, during periods of rising interest rates, mortgage-backed securities are often more susceptible to extension risk (i.e., rising interest rates could cause a borrower to prepay a mortgage loan more slowly than expected when the security was purchased by the Fund which may further reduce the market value of such security and lengthen the duration of such security) than traditional fixed income securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Corporate fixed income securities. A corporate bond is defined as any corporate fixed income security with an original term to maturity of greater than one year. Corporate fixed income securities with longer maturities generally tend to produce higher yields but are subject to greater market risk than fixed income securities with shorter maturities.
Inflation-linked fixed income securities. The Fund may invest in inflation-linked fixed income securities issued by the U.S. government, its agencies and instrumentalities, foreign governments, their agencies and instrumentalities, and corporations. Unlike a conventional bond, whose issuer makes regular fixed interest payments and repays the face value of the bond at maturity, an inflation-indexed security provides principal payments and interest payments, both of which are adjusted over time to reflect a direct correlation to either a rise (inflation) or a drop (deflation) in the general price level. Inflation measurement and adjustment for an inflation-indexed have two important features. There is generally some lag between the time that inflation occurs in the economy and when it is factored into inflation-indexed security valuations. In addition, the inflation index generally used is the non-seasonally adjusted index, which is not statistically smoothed to overcome highs and lows observed at different points each year. The use of the non-seasonally adjusted index can cause the Fund’s income level to fluctuate.
Medium- and lower-grade fixed income securities. A portion of the Fund’s assets may be invested in medium- and lower-grade fixed income securities. Securities rated BBB by Standard & Poor’s (S&P) or Baa Moody’s Investor Service, Inc. (Moody’s) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities judged by the Adviser to be of comparable quality, commonly referred to as junk bonds. Generally, medium- and lower-grade securities provide a higher yield than higher-grade securities of similar maturity but are subject to greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Rated lower-grade fixed income securities are regarded by Moody’s and S&P as predominately speculative with respect to the capacity to pay interest or repay principal in accordance with their terms.
Medium- and lower-grade securities are more susceptible to nonpayment of interest and principal and default than higher-grade securities. Adverse changes in the economy or the individual issuer often have a more significant impact on the ability of medium- and lower-grade issuers to make payments, meet projected goals or obtain additional financing. When an issuer of such securities is in financial difficulties, the Fund may incur additional expenditures or invest additional assets in an effort to obtain partial or full recovery on amounts due.
While all fixed income securities fluctuate inversely with changes in interest rates, the prices of medium- and lower-grade securities generally are less sensitive to changes in interest rates and are more sensitive to specific issuer developments or real or perceived general adverse economic changes than higher-grade securities. A projection of an economic downturn, for example could cause a

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decline in prices of medium- and lower-grade securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its senior securities or obtain additional financing when necessary. A significant increase in market rates or a general economic downturn could severely disrupt the market for such securities and the market values of such securities. Such securities also often experience more volatility in prices than higher-grade securities.
The secondary trading market for medium- lower-grade securities may be less liquid than the market for higher-grade securities. Prices of medium- and lower-grade fixed income securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, and industry or medium- and lower-grade fixed income securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence or price concessions. The market for medium- and lower-grade securities also may have less available information available, further complicating evaluations and valuations of such securities and placing more emphasis on the Adviser’s experience, judgment and analysis than other securities.
Few medium- and lower-grade fixed income securities are listed for trading on any national securities exchange, and issuers of lower-grade fixed income securities may choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Further, to the extent the Fund owns or may acquire illiquid or restricted medium- and lower-grade securities, these securities may involve special registration responsibilities, liabilities and costs, and illiquidity and valuation difficulties.
The Fund will rely on its Adviser’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. The amount of available information about the financial condition of certain medium- and lower-grade issuers may be less extensive than other issuers. In its analysis, the Adviser may consider the credit ratings of recognized rating organizations in evaluating securities although the Adviser does not rely primarily on these ratings. Credit ratings of securities rating organizations evaluate only the safety of principal and interest payments, not the market risk. In addition, ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that creditworthiness of an issuer may change and the rating agencies may fail to change such rating in a timely fashion. A rating downgrade does not necessarily require the Fund to dispose of a security. Because of the number of investment considerations involved in investing in lower-grade securities, achievement of the Fund’s investment objective may be more dependent upon the credit analysis of the Adviser than is the case with investing in higher-grade securities.
New or proposed laws may have an impact on the market for medium- and lower grade securities. The Adviser is unable to predict what effect, if any, legislation may have on the market for medium- and lower-grade securities.
Zero coupon and stripped securities. The Fund may invest in zero coupon securities and stripped securities. Zero coupon securities include U.S. Treasury bills which are initially sold at a discount to par value, and U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, and similar obligations, receipts or certificates representing the principal only portion of fixed income or stripped fixed income obligations. A zero coupon security pays no interest in cash to its holder during its life although interest is accrued during that period. The price for a zero coupon security is generally an amount significantly less than its face value (sometimes referred to as a deep discount price) and the investment return is based on the difference between the face value (or resale value prior to maturity) and the investor’s price to purchase the security.
Currently the principal U.S. Treasury security issued without coupons is the U.S. Treasury bill. The Treasury also has wire transferable zero coupon Treasury securities available. Certain agencies or instrumentalities of the U.S. government and a number of banks and brokerage firms separate (strip) the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are often held by a bank in a custodial or trust account).
Zero coupon securities and stripped securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than fixed income obligations of comparable maturities which make current distributions of interest. Such securities do not entitle the holder to any periodic payments of interest prior to maturity which

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prevents the reinvestment of such interest payments if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, such securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. Special tax considerations are associated with investing in zero coupon and stripped securities.
Risks of Investing in Securities of Foreign Issuers. The Fund may invest all or a portion of its assets in securities of foreign issuers, including securities issued by foreign governments or foreign corporations. Securities of foreign and domestic issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar.
Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.
In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.
The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economies and securities markets of such countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures negotiated by the countries with which they trade.
Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Settlement procedures in emerging countries are frequently less developed and reliable than those in developed markets. In addition, significant delays are common in certain markets in registering the transfer of securities.
Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations. The creditworthiness of the local securities firms used by the Fund in emerging countries may not be as sound as the creditworthiness of

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firms used in more developed countries. As a result, the Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.
The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Since the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.
In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.
The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Fund also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.
The Fund may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Fund purchases a foreign security traded in the currency which the Fund anticipates acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.
Investors should consider carefully the risks of foreign investments before investing in the Fund.
Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to gain exposure to other securities. The Fund’s use of derivatives may involve the purchase and sale of options, forwards, futures, options on futures, swaps, commodity linked derivatives and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and fixed income securities, indexes, interest rates, currencies and other assets. Derivatives transactions often have risks similar to the equity securities or fixed income securities underlying the derivatives and may have additional risks of the derivatives as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

15

An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the option writer) the underlying security at a specified fixed price (the exercise price) at or prior to a specified date (the expiration date). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself. The Fund may buy and sell both exchange-traded options and over-the-counter options.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do no perform as expected.
The Fund also may invest a portion of its assets in structured notes and other types of structured investments (referred to collectively as structured products). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), reference bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.
Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interest or securities. These investment entities may be structures as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly hold the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Fund’s illiquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
The Fund’s investments in commodity linked derivatives to gain exposure to investment returns of assets that trade in the commodity market may subject the Fund to greater volatility than investment in traditional securities. The value of commodity linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.
The prices of precious metals and precious metal related securities, in particular, have historically been very volatile. The high volatility of precious metals prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other large holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

16

The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivatives, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.
Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Fund’s Board.
The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
The Fund may invest up to 10% of its total assets in securities of certain issuers indirectly through investments in other investment companies and ETFs. Such investments are commonly used when direct investments in certain countries are not permitted by foreign investors. An ETF generally seeks to track the performance of any underlying index and/or hold the securities included in such index. ETFs have many of the same risks as direct investments in common stocks. The market value of the underlying index rises and falls. In addition, the market value of an ETF may differ from its net asset value. Investments in other investment companies and ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of the expense paid by the other investment companies and ETFs in which it invests.
The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs, (including brokerage commissions and dealer costs) which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.
Temporary defensive strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit (including Eurodollar certificates of deposit). Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

17

Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $750 million	0.750%

Next $750 million	0.700%

Over $1.5 billion	0.650%
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Scott Wolle, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1999.
Scott Hixon, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1994.
Mark Ahnrud, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.
Chris Devine, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1998.
Christian Ulrich, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.
Bernhard Langer, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1994.
More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.

18

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

19

Other Information
Distributions
The Fund expects, based on its investment objective and strategies, that its distributions if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

20

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

21

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Invesco Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediaries acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10 million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 million	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 million	$0

Foundations or Endowments	$1 million	$0

Other institutional investors	$1 million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., fund of funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

INSTCL—02/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

    AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund AIM International Allocation Fund AIM International Core Equity Fund AIM International Growth Fund AIM International Small Company Fund AIM International Total Return Fund	AIM Japan Fund AIM Trimark Fund Invesco Van Kampen Emerging Markets Fund Invesco Van Kampen High Yield Fund Invesco Van Kampen International Growth Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.

Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except AIM Limited Maturity Treasury Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Aim Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc.
P.O. Box 4739, Houston, TX 77210-4739
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or
download prospectuses, SAI, annual or
semiannual reports via our Web site:
www.invescoaim.com
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Van Kampen Global Tactical Asset Allocation Fund
SEC 1940 Act file
number: 811-05426

22

Prospectus      February 18, 2010
Invesco Van Kampen International Growth Fund (VIFJX)
Invesco Van Kampen International Growth Fund’s investment objective is to seek capital appreciation, with a secondary objective of income.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
■   is not FDIC insured;
■   may lose value; and
■   is not guaranteed by a bank.

2

Fund Summary	4
Investment Objectives, Strategies, Risks and Portfolio Holdings	8
Fund Management	12
The Advisers	12
Adviser Compensation	12
Portfolio Managers	12
Other Information	14
Distributions	14
Dividends	14
Capital Gains Distributions	14
Financial Highlights	15
Shareholder Account Information	A-
Purchasing Shares	A-
Suitability of Investors
Redeeming Shares	A-
Exchanging Shares	A-
Rights Reserved by the Funds	A-
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-
Pricing of Shares	A-
Taxes	A-
Payments to Financial Intermediaries	A-
Important Notice Regarding Delivery of Security Holder Documents	A-
Obtaining Additional Information	Back Cover 16

3

Fund Summary
Investment Objectives
The Fund’s investment objective is to seek capital appreciation, with a secondary objective of income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)[1]	2.00%

[1]	You may be charged a 2.00% fee if you redeem or exchange shares of the Fund within 31 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	0.25%

Total Annual Fund Operating Expenses[1]	1.00%

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” are based on estimated amounts for the current fiscal year.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

4

	1 Year	3 Years
Institutional Class	$102	$318
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers from at least three different foreign countries. The Adviser seeks to identify securities of issuers that it believes share the following characteristics: (1) strong balance sheets, (2) market capitalization typically greater than $1 billion, (3) attractive price-to-earnings and other valuation ratios and (4) attractive earnings prospects, including earnings estimates revisions. Portfolio securities may be sold when, among other things, a security no longer fits the Fund’s investment criteria or has had a substantial decline within the Adviser’s quantitative rankings, or a more attractive opportunity elsewhere in the market has been identified. While a substantial portion of the Fund’s assets are generally invested in the developed countries of Europe and the Far East, the Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries.
The Fund may purchase and sell options, futures contracts, options on futures contracts and currency-related transactions involving options, futures contracts, forward contracts and swaps, which are derivative instruments, such as for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets which fluctuate substantially over time, sometimes suddenly and sharply. Foreign markets may, but often do not, move in tandem with U.S. markets, and foreign markets, especially developing or emerging market countries, may be more volatile than U.S. markets.
Foreign risks. The risks of investing in securities of foreign issuers, including emerging market issuers, it may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation, and trading, and foreign taxation issues.
Growth Investing Risk. Investments in growth-oriented equity securities may have above-average volatility of price movement. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.
Small and Medium-Sized Companies. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies.
Risks of Using Derivative Instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

5

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date

Clas G. Olsson	Portfolio Manager	Since Inception

Barrett Sides	Portfolio Manager	Since Inception

Shuxin (Steve) Cao	Portfolio Manager	Since Inception

Matthew Dennis	Portfolio Manager	Since Inception

Jason Holzer	Portfolio Manager	Since Inception
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-659-1005.
The minimum investments for Institutional Class shares for Fund accounts are as follows:

	Initial Investment		Additional Investments
Type of Account	Per Fund		Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0		$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10	Million	$0

Banks, Trust Companies and certain other financial intermediaries	$10	Million	$0

Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1	Million	$0

Foundations or Endowments	$1	Million	$0

Other institutional investors	$1	Million	$0
Tax Information

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The Fund’s distributions are generally taxable to you as ordinary income, capital gains or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Investment Objectives, Strategies, Risks and Portfolio Holdings
Investment Objectives
The Fund’s investment objective is to seek capital appreciation, with a secondary objective of income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.
The Adviser intends to diversify the Fund’s portfolio among the securities of foreign companies located throughout the world. The Adviser anticipates that a substantial portion of the Fund’s assets will be invested in the developed countries of Europe and the Far East. The Fund may invest up to 15% of its assets in securities of issuers determined by the Adviser to be in developing or emerging market countries. The Fund may invest up to 25% of its assets in securities issued or guaranteed by non-U.S. governments, but will invest only in securities issued or guaranteed by the governments of countries which are members of the Organization for Economic Co-operation and Development (OECD). Investments in foreign issuers may offer greater opportunities for capital appreciation than investment in domestic issuers, but are also subject to special risks not typically associated with investing in domestic issuers. As a result, the Fund’s portfolio may experience greater price volatility than a fund investing in securities of domestic issuers.
The Adviser seeks to identify securities of issuers that it believes share the following characteristics: (1) strong balance sheets, (2) market capitalization typically greater than $1 billion, (3) attractive price-to-earnings and other valuation ratios and (4) attractive earnings prospects, including earnings estimates revisions.
The Fund emphasizes a growth style of investing. The market values of growth securities may be more volatile than those of other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund’s investments will vary and at times may be lower or higher than that of other types of investments.
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers from at least three different foreign countries. The Fund considers an issuer to be from a particular country if (i) its principal securities trading market is in that country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in that country; or (iii) it is organized under the laws of, or has a principal office in that country. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country.
The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund.
As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.
The Fund invests primarily in common stocks and also may invest in other equity securities as described herein.

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Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.
Investment companies. The Fund may invest in securities of certain issuers indirectly through investments in other investment companies. Such investments are commonly used when direct investments in certain countries are not permitted by foreign investors. Investments in other investment companies may involve duplication of management fees and certain other expenses.
Small, medium and large-sized companies. The Fund may invest in companies of any size. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the Fund invests in smaller or medium-sized companies, the Fund may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.
Risks of Investing in Securities of Foreign Issuers. The Fund invests in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.
In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges,

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brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.
The Fund may invest up to 15% of its assets in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Since the Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, the Fund will be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies. The Fund may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency.
Investors should consider carefully the risks of foreign investments before investing in the Fund.
Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income, which may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, most commonly equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative transactions. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

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The Fund may purchase and sell contracts for difference (CFDs). A CFD is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock, stock basket or index at the opening of the contract and the stock’s, stock basket’s or index’s value at the close of the contract. By entering into a CFD transaction, the Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a Fund’s shares, may be reduced. CFDs may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivative transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.
The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Adviser believes the potential for capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.
Temporary defensive strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. government, its agencies or instrumentalities, obligations of foreign sovereignties, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit (including Eurodollar certificates of deposit). Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invescoaim.com.

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Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	0.750%

Over $1 billion	0.700%
The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to 1.15% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco Advisers, Inc. may terminate the fee waiver arrangement at any time after June 30, 2012.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s first annual or semiannual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Clas G. Olsson, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1994. Mr. Olsson is the co-lead portfolio manager of the Fund.
Barrett Sides, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1990. Mr. Sides is the co-lead portfolio manager of the Fund.
Shuxin (Steve) Cao, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1997.
Matthew Dennis, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 2000.

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Jason Holzer, Portfolio Manager, has been responsible for the Fund since its inception, and has been associated with the Adviser or its affiliates since 1996.
A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at www.invescoaim.com. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

13

Other Information
Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

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Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

15

Shareholder Account Information

In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Invesco Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.

Additional information is available on the Internet at www.invescoaim.com, then click on the link for Accounts & Services, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.

Suitability for Investors
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.

Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.

As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediaries acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.

Purchasing Shares
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.

Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.

Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial	Additional
Type of Account	Investments	Investments

Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0	$0

Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10 million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 million	$0

Financial Intermediaries and other Corporations acting for their own accounts	$1 million	$0

Foundations or Endowments	$1 million	$0

Other institutional investors	$1 million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., fund of funds)	$0	$0

How to Purchase Shares

Purchase Options
	Opening An Account	Adding To An Account

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,	Contact your financial adviser or financial intermediary.
Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77210-0843.
The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number. Then, use the following wire instructions:
Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #
By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.

Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.

A-1        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

INSTCL—02/10

Redeeming Shares

How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.

We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.

Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:

    AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund AIM International Allocation Fund AIM International Core Equity Fund AIM International Growth Fund AIM International Small Company Fund AIM International Total Return Fund	AIM Japan Fund AIM Trimark Fund Invesco Van Kampen Emerging Markets Fund Invesco Van Kampen High Yield Fund Invesco Van Kampen International Growth Fund

The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.

Redemption fees generally will not be charged in the following circumstances:

■	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.
■	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.
■	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.
■	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.
■	Redemptions or exchanges initiated by a Fund.

The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:

■	Shares acquired through the reinvestment of dividends and distributions.
■	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.

Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.

Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.

The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.

Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.

Exchanging Shares
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same

A-2        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.

All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.

Exchange Conditions
The following conditions apply to all exchanges:

■	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and
■	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.

Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.

Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.

Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:

■	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.
■	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.
■	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.
■	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
■	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.

Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.

Rights Reserved by the Funds
Each Fund and its agent reserves the right at any time to:

■	Reject or cancel all or any part of any purchase or exchange order.
■	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.
■	Suspend, change or withdraw all or any part of the offering made by this Prospectus.

Excessive Short-Term Trading Activity (Market Timing) Disclosures
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Funds’ Boards of Trustees (collectively, the Board) have adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except AIM Limited Maturity Treasury Fund. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.

Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the retail Funds:

■	Trade activity monitoring.
■	Trading guidelines.
■	Redemption fees on trades in certain Funds.
■	The use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.

AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.

The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:

■	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
■	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.

Trade Activity Monitoring
Invesco Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Affiliates will use

A-3        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

The ability of Invesco Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or Invesco Affiliates, in their sole discretion determine that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), the Fund may, in its sole discretion, reject any additional purchase and exchange orders.

Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.

Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Pricing of Shares

Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Valuation

A-4        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Committee will fair value the security using procedures approved by the Board.

Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.

Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.

For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.

The AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offer to redeem all or a portion of their shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.

Taxes
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:

Fund Tax Basics

■	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
■	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
■	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
■	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
■	Distributions declared to shareholders with a record date in December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
■	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
■	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”
■	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
■	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
■	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
■	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

A-5        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

■	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.

The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.

Tax-Exempt and Municipal Funds

■	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
■	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
■	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
■	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
■	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
■	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
■	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.

Money Market Funds

■	A Fund does not anticipate realizing any long-term capital gains.
■	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.

Real Estate Funds

■	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
■	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
■	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.

AIM Balanced-Risk Allocation Fund and Invesco Commodities Strategy Fund

■	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
■	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the AIM Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the AIM Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.

Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund

■	The Funds may realize gains from the sale or other disposition of foreign currencies (including but not limited to gains from options, futures or forward contracts) derived from investing in securities or foreign currencies. The U.S. Treasury Department is authorized to issue regulations that might cause the Funds, as a result of their realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this prospectus, no regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. Additionally, the IRS has not issued any guidance on how to apply the asset diversification test to such foreign currency positions. Thus, the IRS’ determination as to how to treat such foreign currency positions for purposed of satisfying the asset diversification test might differ form that of the Funds, resulting in either of the Funds’ failure to qualify as regulated investment companies.

Invesco Van Kampen Equity Premium Income Fund

■	If as a result of adverse market conditions, the Fund realizes a loss in connection with its option writing strategy, some or all of the Fund’s previously distributed income may be classified as a return of capital. Return of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

A-6        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

Payments to Financial Intermediaries
Invesco Aim Distributors, the distributor of the Funds, an Invesco Affiliate, or one or more of its corporate affiliates (collectively, Invesco Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Affiliates.

Invesco Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.

Invesco Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

Invesco Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.

You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-7        AIM Funds—Invesco Funds—Invesco Van Kampen Funds—Institutional Class

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). When issued, annual and semiannual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will discuss the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will also file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc.
P.O. Box 4739, Houston, TX 77210-4739
By Telephone:	(800) 959-4246
On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site:
www.invescoaim.com
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.
Invesco Van Kampen International
Growth Fund
SEC 1940 Act file
number: 811-05426

16

Statement of Additional Information AIM Investment Funds	February 18, 2010
This Statement of Additional Information relates to each portfolio (each a “Fund,” collectively the “Funds”) of AIM Investment Funds listed below. Each Fund offers separate classes of shares as follows:

FUND Class:	A	B	C	R	Y	Institutional
Invesco Alternative Opportunities Fund	MAOAX	N/A	MAOCX	MAORX	MAOIX	MAOJX
Invesco Commodities Strategy Fund	COAAX	COAHX	COACX	COARX	COAIX	COAJX
Invesco FX Alpha Plus Strategy Fund	FXPAX	N/A	FXPCX	FXPRX	FXPDX	FXPIX
Invesco FX Alpha Strategy Fund	FXAAX	N/A	FXACX	FXARX	FXADX	FXAIX
Invesco Global Advantage Fund	GADAX	GADBX	GADCX	N/A	GADDX	N/A
Invesco Global Dividend Growth Securities Fund	GLBAX	GLBBX	GLBCX	N/A	GLBDX	N/A
Invesco Health Sciences Fund	HCRAX	HCRBX	HCRCX	N/A	HCRDX	N/A
Invesco International Growth Equity Fund	MNWBX	MNBBX	MNWQX	N/A	MNWAX	N/A
Invesco Pacific Growth Fund	TGRAX	TGRBX	TGRCX	TGRRX	TGRDX	N/A

Invesco Van Kampen Emerging Markets Fund	MSRAX	MSRBX	MSRCX	N/A	MSRIX	MSRJX
Invesco Van Kampen Global Bond Fund	VGBAX	VGBBX	VGBCX	VGBRX	VGBIX	N/A
Invesco Van Kampen Global Equity Allocation Fund	MSGAX	MSGBX	MSGCX	N/A	MSGDX	N/A
Invesco Van Kampen Global Franchise Fund	VGFAX	VGFBX	VGFCX	N/A	VGFIX	N/A
Invesco Van Kampen Global Tactical Asset Allocation Fund	VGTAX	VGTBX	VGTCX	VGTRX	VGTIX	VGTJX
Invesco Van Kampen International Advantage Fund	VKIAX	VKIBX	VKICX	N/A	VKIIX	N/A
Invesco Van Kampen International Growth Fund	VIFAX	VIFBX	VIFCX	VIFRX	VIFIX	VIFJX

Statement of Additional Information AIM Investment Funds	February 18, 2010
This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed below. When issued, portions of each Fund’s financial statements will be incorporated into this Statement of Additional Information by reference to such Fund’s most recent Annual Report to shareholders. You may obtain, without charge, a copy of any Prospectus and/or Annual Report for any Fund listed below from an authorized dealer or by writing to:
Invesco Aim Investment Services, Inc.
P.O. Box 4739
Houston, Texas 77210-4739
or by calling (800) 959-4246
or on the Internet: www.invescoaim.com
This Statement of Additional Information, dated February 18, 2010, relates to the Class A, Class B, Class C, Class R and Class Y (collectively, the “Retail Classes”) and Institutional Class shares, as applicable, of the following Prospectuses:

Fund	Retail Classes	Institutional Class
Invesco Alternative Opportunities Fund	February 18, 2010	February 18, 2010
Invesco Commodities Strategy Fund	February 18, 2010	February 18, 2010
Invesco FX Alpha Plus Strategy Fund	February 18, 2010	February 18, 2010
Invesco FX Alpha Strategy Fund	February 18, 2010	February 18, 2010
Invesco Global Advantage Fund	February 18, 2010	N/A
Invesco Global Dividend Growth Securities Fund	February 18, 2010	N/A
Invesco Health Sciences Fund	February 18, 2010	N/A
Invesco International Growth Equity Fund	February 18, 2010	N/A
Invesco Pacific Growth Fund	February 18, 2010	N/A
Invesco Van Kampen Emerging Markets Fund	February 18, 2010	February 18, 2010
Invesco Van Kampen Global Bond Fund	February 18, 2010	N/A
Invesco Van Kampen Global Equity Allocation Fund	February 18, 2010	N/A
Invesco Van Kampen Global Franchise Fund	February 18, 2010	N/A
Invesco Van Kampen Global Tactical Asset Allocation Fund	February 18, 2010	February 18, 2010
Invesco Van Kampen International Advantage Fund	February 18, 2010	N/A
Invesco Van Kampen International Growth Fund	February 18, 2010	February 18, 2010

AIM INVESTMENT FUNDS

Statement of Additional Information
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GENERAL INFORMATION ABOUT THE TRUST
Fund History
     AIM Investment Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust was originally organized as a Maryland corporation on October 29, 1987, and re-organized as a Delaware business trust on May 7, 1998. Under the Trust’s Agreement and Declaration of Trust, as amended, (the “Trust Agreement”), the Board of Trustees of the Trust (the “Board”) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.
     The information in this Statement of Additional Information (“SAI”) is about all of the retail Funds, Invesco Funds and Invesco Van Kampen Funds (each a “Fund” and collectively, the “Funds”) that are part of the Trust.
Shares of Beneficial Interest
     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances, subject in certain circumstances to a contingent deferred sales charge or redemption fee.
     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund subject to oversight by the Board, primarily on the basis of relative net assets, or other relevant factors.
     Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.
     Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.
     The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.
     Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class’s distribution plan.
     The Funds’ Agreement and Declaration of Trust/distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund.
     Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another

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Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the ”Adviser” or “Invesco”). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that when shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.
     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.
     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (“Disabling Conduct”). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.
     Share Certificates. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
Classification
     The Trust is an open-end management investment company. Each of the Funds except Invesco Alternative Opportunities Fund, Invesco Commodities Strategy Fund, Invesco FX Alpha Plus Strategy Fund, Invesco FX Alpha Strategy Fund and Invesco Van Kampen Global Franchise Fund is “diversified” for purposes of the 1940 Act. Invesco Alternative Opportunities Fund, Invesco Commodities Strategy Fund, Invesco FX Alpha Plus Strategy Fund, Invesco FX Alpha Strategy Fund and Invesco Van Kampen Global Franchise Fund are “non-diversified” for purposes of the 1940 Act, which means these Funds can invest a greater percentage of their assets in any one issuer than a diversified fund can.
Classification
Invesco Alternative Opportunities Fund

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     The Invesco Alternative Opportunities Fund is a “fund of funds” which invests in other underlying funds and does not directly invest in the securities or use the investment techniques discussed below under “Investment Strategies and Risks.”
     A list of the underlying funds in which the Invesco Alternative Opportunities Fund invests (“Underlying Funds”) and their current related percentage allocations can be found in the Invesco Alternative Opportunities Fund’s prospectus. The Underlying Funds in which the Invesco Alternative Opportunities Fund invests are mutual funds advised by Invesco. The Underlying Funds and their percentage allocations have been selected for use over long periods of time, but may change in the future without shareholder approval. The actual percentage allocations will vary from the target weightings in the Underlying Funds due to factors such as market movements and capital flows.
Investment Strategies and Risks
     Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund’s prospectus. Where a particular type of security or investment technique is not discussed in a Fund’s prospectus, that security or investment technique is not a principal investment strategy.
     Unless otherwise indicated, a Fund may invest in all of the following types of investments. Not all of the Funds invest in all of the types of securities or use all of the investment techniques described below, and a Fund might not invest in all of these types of securities or use all of these techniques at any one time. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described. A Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund’s investment objective(s), policies and restrictions described in that Fund’s prospectus and/or this SAI, as well as the federal securities laws.
     The Funds’ investment objectives, policies, strategies and practices described below are non-fundamental and may be changed without approval of the holders of the Funds’ voting securities unless otherwise indicated.
Equity Investments
     Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.
     The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
     Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
     Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the

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price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.
     Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
     A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
     Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
     If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.

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     While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.
     Enhanced Convertible Securities. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.
     Synthetic Convertible Securities. A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.
     Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution. Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the Adviser determines that such a combination would better further a Fund’s or an Underlying Fund’s investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.
     The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline. In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.
     Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.
Foreign Investments
     Foreign Securities. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), or other securities representing underlying securities of foreign issuers (“foreign securities”). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. EDRs are similar to ADRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs and EDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs or EDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs or EDRs that are “sponsored”

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means that the foreign corporation whose shares are represented by the ADR or EDR is actively involved in the issuance of the ADR or EDR, and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR or EDR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR or EDR may not reflect important facts known only to the foreign company.
     Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see “Bank Instruments”) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see “Foreign Government Obligations”), international agencies and supranational entities.
     The Funds consider various factors when determining whether a company is in a particular country, including whether (1) it is organized under the laws of a country; (2) it has a principal office in a country; (3) it derives 50% or more of its total revenues from businesses in a country; and/or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a particular country.
     Investments by a Fund in foreign securities, including ADRs and EDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.
     Currency Risk. The value in U.S. dollars of the Fund’s non-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.
     Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.
     Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.
     There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.
     Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially less trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to

7

be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.
     Risks of Developing Countries. A Fund may invest in securities of companies located in developing countries. Unless a Fund’s prospectus includes a different definition, the Funds consider developing countries to be those countries that are not included in the MSCI World Index.
Investments in developing countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:
i.	Restriction, to varying degrees, on foreign investment in stocks;

ii.	Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;

iii.	Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;

iv.	Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing countries;

v.	Many of the developing countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and

vi.	There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.
     Foreign Government Obligations. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under Foreign Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.”
     Foreign Exchange Transactions. Each Fund that may invest in foreign currency-denominated securities has the authority to purchase and sell foreign currency options, foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (referred to also as forward contracts; see also “Forward Currency Contracts”). Because forward contracts are privately negotiated transactions, there can be no assurance that a counterparty will honor its obligations.
     The Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.
     A Fund will generally engage in these transactions in order to complete a purchase or sale of foreign currency denominated securities. The Funds may also use foreign currency options and forward contracts to increase or reduce exposure to a foreign currency or to shift exposure from one foreign currency to another in a cross currency hedge. Forward contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Certain Funds may also engage in foreign exchange transactions, such as forward contracts, for non-hedging purposes to enhance returns. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.

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     A Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in connection with currency futures or forward contracts. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of currency futures are similar to those of futures relating to securities or indices (see also “Futures and Options”). Currency futures values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the fund’s investments.
     Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.
     Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. See “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions.”
     Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. Floating rate loans are made to and floating rate debt securities are issued by non-U.S. borrowers. Such loans and securities will be U.S. dollar-denominated or otherwise provide for payment in U.S. dollars, and the borrower will meet the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. The Funds similarly may invest in floating rate loans and floating rate debt securities made to U.S. borrowers with significant non-U.S. dollar-denominated revenues, provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Funds in U.S. dollars. In all cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions will be made for payments to the lenders, including the Funds, in U.S. dollars pursuant to foreign currency swaps.
     Foreign Bank Obligations. Foreign bank obligations include certificates of deposit, banker’s acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by a foreign branch of a domestic bank (“Eurodollar Obligations”), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (“Yankee dollar Obligations”), and (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Exchange-Traded Funds
     Exchange-Traded Funds. Most exchange-traded funds (“ETFs”) are registered under the 1940 Act as investment companies. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investment Companies.” ETFs have management fees, which increase their cost. Each Fund may invest in exchange-traded funds advised by unaffiliated advisers as well as exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares”). Invesco, the Sub-Advisers and PowerShares are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.
     ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket,

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commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.
     Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Exchange-Traded Notes
     Exchange-Traded Notes. Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (i.e., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs (directly or through the Subsidiary) it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund or Subsidiary to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
     ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund or the Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
     An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
     The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.
Debt Investments
     U.S. Government Obligations. U.S. Government obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include, among other

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obligations, bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.
     U.S. Government obligations may be (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of Fannie Mae, Freddie Mac and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest.
     Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an Underlying Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Underlying Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation

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in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
     Temporary Investments. Each Fund may invest a portion of its assets in affiliated money market funds or in the types of money market instruments in which those funds would invest or other short-term U.S. Government securities for cash management purposes. The Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, the Fund may not achieve its investment objective.
     Mortgage-Backed and Asset-Backed Securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”), as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.
     In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.
     In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”) into conservatorship, and FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $200 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise; this agreement contains various covenants that severely limit each enterprise’s operation. The U.S. Treasury also announced the creation of a new secured lending facility that is available to FNMA and FHLMC as a liquidity backstop and announced the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FHFA has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment if FHFA determines that performance of the contract is burdensome and the repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. FHFA has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC. FHFA also has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent, although FHFA has stated that is has no present intention to do so. In addition, holders of mortgage-backed

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securities issued by FNMA and FHLMC may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.
     Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
     If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.
     Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
     CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
     In a typical CMO transaction, a corporation (“issuer”) issues multiple series (i.e., Series A, B, C and Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds’ diversification tests.

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     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC CMO’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
     Classes of CMOs may also include interest only (“IOs”) and principal only (“POs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.
     CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
     Collateralized Debt Obligations (“CDOs”). A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.
     Collateralized Loan Obligations (“CLOs”). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or

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default, a Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
     Credit Linked Notes (“CLNs”). A CLN is a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors.
     CLNs are created through a Special Purpose Company (“SPC”), or trust, which is collateralized with AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. In return for these risks, the CLN holder receives a higher yield. The Fund bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.
     Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (“Eurodollar CDs”) and Eurodollar time deposits (“Eurodollar time deposits”) of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.
     An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.
     Commercial Instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.
     Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities. Commercial instruments may not be registered with the U.S. Securities and Exchange Commission (“SEC”).
     Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities. Synthetic municipal instruments include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (“Underlying Bonds”), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing

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short-term interest rates and also typically provides the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.
     Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
     The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
     Municipal Securities. Municipal Securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.
     The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (“AMT”) liability and may have other collateral federal income tax consequences. There is a risk that some or all of the interest received by the Fund from tax-exempt Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service (“IRS”). See “Dividends, Distributions and Tax Matters — Tax Matters.”
     The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.
     Municipal Securities also include the following securities:
•	Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•	Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

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•	Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

•	Tax-Exempt Commercial Paper (“Municipal Paper”) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
     Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.
     After purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody’s Investors Service, Inc. (“Moody’s”) or Standard and Poor’s Ratings Services (“S&P”), or another nationally recognized statistical rating organization (“NRSRO”), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.
     The Funds may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company. If a Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price.
     Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.
     The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.
     Municipal Lease Obligations.
     Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.
     Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free.

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Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities and the risks of holding illiquid securities.
     Investment Grade Debt Obligations.
     Debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. They may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies.
     These obligations must meet minimum ratings criteria set forth for the Fund as described in its prospectus or, if unrated, be of comparable quality. Bonds rated Baa3 or higher by Moody’s and/or BBB or higher by S&Ps or Fitch Ratings, Ltd. are typically considered investment grade debt obligations. The description of debt securities ratings may be found in Appendix A.
     In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:
(i)	general economic and financial conditions;

(ii)	the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and,

(iii)	other considerations deemed appropriate.
     Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.
     Non-Investment Grade Debt Obligations (“Junk Bonds”). Bonds rated Ba or below by Moody’s and/or BB or below by S&P or Fitch Ratings, Ltd. are typically considered non- investment grade or “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of the Adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Description of debt securities ratings are found in Appendix A.
     The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often issued by smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.
     Loans, Loan Participations and Assignments. Loans and loan participations are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any

18

rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
     When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
     Investments in loans, loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
     Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (Baa or higher by Moody’s, BBB or higher by S&P) or below investment grade (below Baa by Moody’s or below BBB by S&P). However, public bank loans are not registered under the 1933 Act, and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.
     Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Fund’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
     Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.
     Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Indexed securities may include structured notes and other securities wherein the interest rate or principal are determined by a reference instrument.
     Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest

19

rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.
     Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a referenced instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Fund.
     U.S. Corporate Debt Obligations. Corporate debt obligations in which the Funds may invest are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial Paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds’ percentage limitation for investments in illiquid securities.
Other Investments
      Real Estate Investment Trusts (“REITs”). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
     Investments in REITS may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the REIT interests or obligations it owns.
     In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following

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risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.
     Foreign Real Estate Companies. Certain Funds may invest in foreign real estate companies. Investing in foreign real estate companies makes a Fund susceptible to the risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way foreign real estate companies are organized and operated. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, foreign real estate companies, like U.S. REITS and mutual funds, have expenses, including management and administration fees, that are paid by their shareholders. As a result, shareholders will absorb their proportional share of duplicate levels of fees when a Fund invests in foreign real estate companies.
     Other Investment Companies. A Fund may purchase shares of other investment companies, including exchange traded funds. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. For example, under certain conditions, a fund may acquire an unlimited amount of shares of mutual funds that are part of the same group of investment companies as the acquiring fund. In addition, these restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the “Affiliated Money Market Funds”).
     When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
     Limited Partnerships. A limited partnership interest entitles the Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.
     Master Limited Partnerships (“MLPs”). Operating earnings flow directly to the unitholders of MLPs in the form of cash distributions. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. Operating earnings flow directly to the unitholders of MLPs in the form of cash distributions.
     The risks of investing in an MLP are similar to those of investing in a partnership and include less restrictive governance and regulation, and therefore less protection for the MLP investor, than investors in a corporation. Additional risks include those risks traditionally associated with investing in the particular industry or industries in which the MLP invests.
     Private Investments in Public Equity: Private investments in public equity (PIPES) are equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time,

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but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
     Defaulted Securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, the Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase the Fund’s operating expenses and adversely affect its net asset value. Risks in defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless Invesco and/or the Sub-Advisers determine that such defaulted securities are liquid under guidelines adopted by the Board.
     Municipal Forward Contracts. A municipal forward contract is a Municipal Security which is purchased on a when-issued basis with longer-than-standard settlement dates, in some cases taking place up to five years from the date of purchase. The buyer, in this case the Fund, will execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash to meet that forward commitment.
     Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.
     Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Funds. The Fund’s Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.
     Inverse Floating Rate Obligations. The inverse floating rate obligations in which the Fund may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Fund may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

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     Zero Coupon and Pay-in-Kind Securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.
     Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.
     Premium securities are typically purchased at a “premium,” in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.
     Stripped Income Securities. Stripped Income Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the “interest only class” or the “IO class”), while the other class will receive all of the principal (the “principal-only class” or the “PO class”).
     The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of IOs and POs may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.
     Privatizations. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (“privatizations”). A Fund’s investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii) investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.
     In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.
     Participation Notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities

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market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. Participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets.
     Investment in Wholly-Owned Subsidiary. The Invesco Commodities Strategy Fund will invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the Subsidiary), which is expected to invest primarily in commodity swaps and futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. As a result, the Invesco Commodities Strategy Fund may be considered to be investing indirectly in these investments through the Subsidiary.
     The Subsidiary will not be registered under the Investment Company Act but will be subject to certain of the investor protections of that Act. The Invesco Commodities Strategy Fund, as a sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Invesco Commodities Strategy Fund wholly-owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Invesco Commodities Strategy Fund or its shareholders. The Invesco Commodities Strategy Fund’s Trustees have oversight responsibility for the investment activities of the Invesco Commodities Strategy Fund, including its investment in the Subsidiary, and the Invesco Commodities Strategy Fund’s role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary’s portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of the Invesco Commodities Strategy Fund.
     Changes in the laws of the United States and/or the Cayman Islands, under which the Invesco Commodities Strategy Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund or the Subsidiary to operate as described in this SAI and could negatively affect the Invesco Commodities Strategy Fund and its shareholders. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Invesco Commodities Strategy Fund shareholders would likely suffer decreased investment returns.
Investment Techniques
     Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued or delayed delivery basis means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “To Be Announced” (“TBA”) mortgage backed securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. A Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.
     When purchasing a security on a forward commitment, when-issued or delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield

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fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
     Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement.
     Short Sales. The Funds do not currently intend to engage in short sales other than short sales against the box. A Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets. This limitation does not apply to short sales against the box.
     A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security from a broker. The Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically effected when the Fund’s Adviser believes that the price of a particular security will decline. Open short positions using futures or forward currency contracts are not deemed to constitute selling securities short.
     To secure its obligation to deliver the securities sold short to the broker, a Fund will be required to deposit cash or liquid securities with the broker. In addition, the Fund may have to pay a premium to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. In addition to maintaining collateral with the broker, a Fund will set aside an amount of cash or liquid securities equal to the difference, if any, between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. The collateral will be marked-to-market daily. The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that the Fund may lose on a short sale. Short sale transactions covered in this manner are not considered senior securities and are not subject to the Fund’s fundamental investment limitations on senior securities and borrowings.
     Short positions create a risk that a Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Because the Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.

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     The Fund may also enter into short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
     Short sales against the box result in a “constructive sale” and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See “Dividends, Distributions and Tax Matters — Tax Matters- Determination of Taxable Income of a Regulated Investment Company.”
     Margin Transactions. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.
     Interfund Loans. The SEC has issued an exemptive order permitting the Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan will generally only occur if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) a Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) a Fund may not lend more than 5% of its net assets to another Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.
     Borrowing. The Funds may borrow money to the extent permitted under the Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.
     If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.
     The Funds may borrow from a bank, broker-dealer, or another Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from a Fund are outstanding.
     Lending Portfolio Securities. A Fund may lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-

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third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the income earned would justify the risks.
     A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
     If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.
     Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.
     For a discussion of tax considerations relating to lending portfolio securities, see “Dividends, Distributions and Tax Matters — Tax Matters — Securities Lending.”
     Repurchase Agreements. Certain Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.
     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.
     The Funds may invest their cash balances in joint accounts with other Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.
     Restricted and Illiquid Securities. Each Fund may invest up to 15% of its net assets in securities that are illiquid.
     Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that

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provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the “1933 Act”); and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws.
     Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.
     If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.
     Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
     Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.
     Mortgage Dollar Rolls. A mortgage dollar roll (a “dollar roll”) is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker-dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. In addition, cash proceeds of the sale may be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, would generate income for a Fund. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.
     Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted

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pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Dollar rolls are considered borrowings by a Fund under the 1940 Act. At the time a Fund enters into a dollar roll transaction, a sufficient amount of assets held by the Fund will be segregated to meet the forward commitment.
     Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.
     Standby Commitments. A Fund may acquire securities that are subject to standby commitments from banks or other municipal securities dealers.
     Under a standby commitment, a bank or dealer would agree to purchase, at the Fund’s option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.
     Contracts for Difference. A contract for difference (“CFD”) is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock, stock basket or index at the opening of the contract and the stock’s, stock basket’s or index’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable a Fund to take long positions on an underlying stock, stock basket or index and thus potentially capture gains on movements in the share prices of the stock, stock basket or index without the need to own the underlying stock, stock basket or index. By entering into a CFD transaction, a Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, a Fund might buy a position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, a Fund would have to pay the difference in value of the contract to the seller of the CFD. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a Fund’s shares, may be reduced.
     Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin, and adverse market movements against the underlying stock may require the buyer to make additional margin payments. CFDs may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. To the extent that there is an imperfect correlation between the return on a Fund’s obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase such Fund’s financial risk. A Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.
Derivatives
     A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as an “underlying reference.” These underlying references may include commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include swaps, options, warrants, futures and forward currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. commodity or securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (“OTC”) market.
     Derivatives may be used for “hedging,” which means that they may be used when the portfolio manager seeks to protect the Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may

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also be used when the portfolio manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon the portfolio manager’s ability to predict and understand relevant market movements.
     Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.
     For swaps, forwards and futures that are contractually required to “cash-settle,” the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily mark-to-market (net) obligations, if any (i.e., the Fund’s daily net liability, if any), rather than the notional value (See “Swap Agreements”). By setting aside assets equal to only its net obligations under cash-settled swaps, forward and futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff. The Subsidiary will comply with these asset segregation requirements to the same extent as the Fund itself.
     General risks associated with derivatives:
     The use by the Funds of derivatives may involve certain risks, as described below.
     Counterparty Risk: OTC derivatives are generally governed by a single master agreement for each counterparty. Counterparty risk refers to the risk that the counterparty under the agreement will not live up to its obligations. An agreement may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations on specific transactions, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty.
     A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into.
     Leverage Risk: Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. A Fund mitigates leverage by segregating or earmarking assets or otherwise covers transactions that may give rise to leverage.
     Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a

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transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.
     Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.
     Regulatory Risk: The risk that a change in laws or regulations will materially impact a security or market.
     Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Dividends, Distributions and Tax Matters.”
     General risks of hedging strategies using derivatives:
     The use by the Funds of hedging strategies involves special considerations and risks, as described below.
     Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.
     In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
     Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.
     Types of derivatives:
     Swap Agreements. Generally, swap agreements are contracts between a Fund and a brokerage firm, bank, or other financial institution (the counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) earned or realized on a particular asset such as an equity or debt security, commodity, currency or interest rate, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.
     Numerous proposals have been made by various regulatory entities and rulemaking bodies to regulate the OTC derivatives markets, including, specifically, credit default swaps. The Fund cannot predict the outcome or final form of any of these proposals or if or when any of them would become effective. However, any additional regulation or limitation on the OTC markets for derivatives could materially and adversely impact the ability of the Fund to buy or sell OTC derivatives, including credit default swaps.
     Commonly used swap agreements include:
     Credit Default Swaps (“CDS”): An agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS

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transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.
     A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the “premium”) over the life of the swap in exchange for a counterparty (the “seller”) taking on the risk of default of a referenced debt obligation (the “Reference Obligation”). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.
     Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.
     Credit Default Index (“CDX”): A CDX is an index of CDS. CDX allow an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (“CMBX”) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See “Debt Instruments — Mortgage-Backed and Asset-Backed Securities”) rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default, CMBX involves a pay-as-you-go (“PAUG”) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.
     Currency Swap: An agreement between two parties pursuant to which the parties exchange a U.S. dollar-denominated payment for a payment denominated in a different currency.
     Interest Rate Swap: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate and in return Party B agrees to pay Party A a variable interest rate.
     Total Return Swap: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.
     Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.
     Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the

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option at the exercise price during the term of the option (for American style options or on a specified date for European style options), the security, currency or other instrument underlying the option (or in the case of an index option the cash value of the index). Options on a CDS or a Futures Contract (defined below) give the purchaser the right to enter into a CDS or assume a position in a Futures Contract.
     The Funds may engage in certain strategies involving options to attempt to manage the risk of their investments or, in certain circumstances, for investment (i.e., as a substitute for investing in securities). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.
     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
     A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options would exceed 20% of the Fund’s total assets. A Fund will not purchase options if, immediately after such purchase, the aggregate premiums paid for outstanding options would exceed 5% of the Fund’s total assets.
     A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.
     Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
     Types of Options:
     Put Options on Securities: A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option for American style options or on a specified date for European style options, regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.
     Call Options on Securities: A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.

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     Index Options: Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the “multiplier”), which determines the total dollar value for each point of such difference.
     The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.
     CDS Option: A CDS option transaction gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.
     Options on Futures Contracts: Options on Futures Contracts give the holder the right to assume a position in a Futures Contract (to buy the Futures Contract if the option is a call and to sell the Futures Contract if the option is a put) at a specified exercise price at any time during the period of the option.
     Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
     Option Techniques:
     Writing Options. A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option (for American style options). In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.
     A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.
     In return for the premium received for writing a call option on a security the Fund holds, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.
     If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing

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purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.
     Purchasing Options.
     A Fund may only purchase a put option on an underlying security, contract or currency owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency held by the Fund; or purchase put options on underlying securities, contracts or currencies against which it has written other put options. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.
     A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio, or on underlying securities, contracts or currencies against which it has written other call options. The Fund is not required to own the underlying security in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying security, contract or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.
     Straddles/Spreads/Collars.
     Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.
     Option Collars. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.
     Warrants. A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.
     Rights. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.

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     Futures Contracts. A Futures Contract is a two-party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of certain futures such as an index future or Eurodollar Future) for a specified price at a designated date, time and place (collectively, “Futures Contracts”). A “sale” of a Futures Contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a Futures Contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.
     The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission (“CFTC”). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the act with respect to the Funds.
     Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding. “Margin” for a Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered (“initial margin”) is intended to ensure the Fund’s performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.
     Subsequent payments, called “variation margin,” received from or paid to the futures commission merchant through which a Fund enters into the Futures Contract will be made on a daily basis as the futures price fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market. When the Futures Contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the futures commission merchant along with any amount in excess of the margin amount; if the Fund has a loss of less than the margin amount, the difference is returned to the Fund; or if the Fund has a gain, the margin amount is paid to the Fund and the futures commission merchant pays the Fund any excess gain over the margin amount.
     Closing out an open Futures Contract is affected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.
     In addition, if a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.
     Types of Futures Contracts:
     Currency Futures: A currency Futures Contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency Futures Contracts may be highly volatile and thus result in substantial gains or losses to the Fund.
     Index Futures: A stock index Futures Contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified

36

in the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made.
     Interest Rate Futures: An interest-rate Futures Contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate Futures Contracts are U.S. Treasury futures and Eurodollar Futures Contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (“LIBOR”) which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.
     Security Futures: A security Futures Contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security, or a narrow-based securities index) at a certain price.
     Forward Currency Contracts. A forward currency contract is an over-the-counter contract between two parties to buy or sell a particular currency at a specified price at a future date. The parties may exchange currency at the maturity of the forward currency contract, or if the parties agree prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting amount of currency. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges.
     A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
     Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. A Fund, except for the Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund, may enter into Futures Contracts for hedging purposes only. That is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. Additionally, Futures Contracts may be used to hedge against certain portfolio risks such as interest rate risk, yield curve risk and currency exchange rates.
     The Commodity Futures Trading Commission eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (“CEA”). Therefore, the Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund are not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which the Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund may engage in non-hedging transactions involving futures and options thereon except as set forth in the Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund’s prospectus or SAI. There is no overall limitation on the percentage of the Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund’s net assets which may be subject to a hedge position.
Fund Policies

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     Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund’s outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.
     (1) The Fund (except for Invesco Alternative Opportunities Fund, Invesco Commodities Strategy Fund, Invesco FX Alpha Plus Strategy Fund, Invesco FX Alpha Strategy Fund and Invesco Van Kampen Global Franchise Fund) is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
     (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
     (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
     (4) The Fund (except for Invesco Alternative Opportunities Fund and the Invesco Health Sciences Fund) will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security. The Invesco Health Sciences Fund will invest at least 25% of the value of its total assets in the health sciences industry. The Invesco Alternative Opportunities Fund will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies.
     (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
     (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities. This restriction also does not prevent Invesco Commodities Strategy Fund from investing up to 25% of its total assets in the Subsidiary, thereby gaining exposure to the investment returns of commodities markets within the limitations of the federal tax requirements.
     (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

38

     (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.
     The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.
     Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.
     (1) In complying with the fundamental restriction regarding issuer diversification, the Fund (except for Invesco Alternative Opportunities Fund, Invesco Commodities Strategy Fund, Invesco FX Alpha Plus Strategy Fund, Invesco FX Alpha Strategy Fund and Invesco Van Kampen Global Franchise Fund) will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
     In complying with the fundamental restriction regarding issuer diversification, any fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund’s total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.
     (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).
     (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.
     (4) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.
     Each Fund does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, each Fund will interpret the fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Funds’ prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures

39

contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. Each Fund also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Funds to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Funds’ prospectuses and herein.
     (5) In complying with the fundamental restriction with regard to making loans, each Fund may lend up to 33 1/3% of its total assets and may lend money to a Fund, on such terms and conditions as the SEC may require in an exemptive order.
     (6) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, each Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objective, policies and restrictions as the Fund.
     (7) The Fund (except for the Invesco Alternative Opportunities Fund) may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
     (8) The following apply:
     (a) Invesco Global Dividend Growth Securities Fund invests, under normal circumstances, at least 80% of its assets in dividend paying equity securities of companies located in various countries around the world.
     (b) Invesco Health Sciences Fund invests, under normal circumstances, at least 80% of its assets in common stocks (including depositary receipts) of health science companies throughout the world.
     (c) Invesco International Growth Equity Fund invests, under normal market conditions, at least 80% of its assets in equity securities of issuers from at least three different foreign countries.
     (d) Invesco Pacific Growth Fund invests, under normal circumstances, at least 80% of its assets in common stocks (including depositary receipts) and other securities of companies which have a principal place of business in, or which derive a majority of their revenues from business in, Asia, Australia or New Zealand (including emerging market or developing countries).
     (e) Invesco Van Kampen Emerging Markets Fund invests, under normal market conditions, at least 80% of its assets in securities of emerging country issuers at the time of investment.
     (f) Invesco Van Kampen Global Bond Fund invests, under normal market conditions, at least 80% of its assets in securities of emerging country issuers at the time of investment.
     (g) Invesco Van Kampen Global Equity Allocation Fund invests, under normal market conditions, at least 80% of its assets in equity securities at the time of investment.
     (h) Invesco Van Kampen International Advantage Fund invests, under normal market conditions, at least 80% of its total assets in securities of foreign issuers.
     (i) Invesco Van Kampen International Growth Fund invests, under normal market conditions, at least 80% of assets in securities of issuers from at least three different foreign countries.
     For purposes of the foregoing, “assets” means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

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Policies and Procedures for Disclosure of Fund Holdings
     The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings (the “Holdings Disclosure Policy”). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco and its affiliates may release information about portfolio securities in certain contexts are provided below.
     Public release of portfolio holdings. The Funds disclose the following portfolio holdings information on www.invescoaim.com1:

	Approximate Date of	Information Remains
Information	Website Posting	Posted on Website
Top ten holdings as of month- end	15 days after month-end	Until replaced with the following month’s top ten holdings

Select holdings included in the Fund’s Quarterly Performance Update	29 days after calendar quarter-end	Until replaced with the following quarter’s Quarterly Performance Update

Complete portfolio holdings as of calendar quarter-end	30 days after calendar quarter-end	For one year

Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year
     These holdings are listed along with the percentage of the Fund’s net assets they represent. Generally, employees of Invesco and its affiliates may not disclose such portfolio holdings until one day after they have been posted on www.invescoaim.com. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.
     Selective disclosure of portfolio holdings pursuant to Non-Disclosure Agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the “ICCC”) of the Adviser approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, the ICCC will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.
     The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Funds Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates brought to the Board’s attention by Invesco.
     Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Funds:
•	Attorneys and accountants;

[1]	To locate the Fund’s portfolio holdings information at www.invescoaim.com, click on the Products and Performance tab, then click on the Mutual Funds link, then click on the Fund Overview link and select the Fund from the drop down menu. Links to the Fund’s portfolio holdings are located in the upper right side of this Web site page.

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•	Securities lending agents;

•	Lenders to the Funds;

•	Rating and rankings agencies;

•	Persons assisting in the voting of proxies;

•	Funds’ custodians;

•	The Funds’ transfer agent(s) (in the event of a redemption in kind);

•	Pricing services, market makers, or other persons who provide systems or software support in connection with Funds’ operations (to determine the price of securities held by a Fund);

•	Financial printers;

•	Brokers identified by the Funds’ portfolio management team who provide execution and research services to the team; and

•	Analysts hired to perform research and analysis to the Funds’ portfolio management team.
     In many cases, Invesco will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information (“Non-Disclosure Agreements”). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings on an ongoing basis.
     Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Funds.
     The Holdings Disclosure Policy provides that Invesco will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.
     Disclosure of certain portfolio holdings and related information without Non-Disclosure Agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.
     From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds’ portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings disclosed on the Web site. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which Invesco or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.
     From time to time, employees of Invesco and its affiliates also may provide oral or written information (“portfolio commentary”) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco may also provide oral or written information (“statistical information”) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error,

42

weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.
     Disclosure of portfolio holdings by traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds’ portfolio securities. Invesco does not enter into formal Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.
     Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Funds and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Funds.
     Invesco provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the “Insurance Funds”) to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds (“Insurance Companies”). Invesco may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which Invesco has entered into Non-Disclosure Agreements up to five days prior to the scheduled dates for Invesco’s disclosure of similar portfolio holdings information for other Funds at www.invescoaim.com. Invesco provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their Web sites at approximately the same time that Invesco discloses portfolio holdings information for the other Funds on its Web site. Invesco manages the Insurance Funds in a similar fashion to certain other Funds and thus the Insurance Funds and such other Funds have similar portfolio holdings. Invesco does not disclose the portfolio holdings information for the Insurance Funds on its Web site, and not all Insurance Companies disclose this information on their Web sites.
MANAGEMENT OF THE TRUST
Board of Trustees
     The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.
     Certain trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Funds.
Management Information
     The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.
     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation, Distribution and Proxy Oversight Committee and the Special Market Timing Litigation Committee (the “Committees”).

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     The members of the Audit Committee are Messrs. James T. Bunch (Vice-Chair), Bruce L. Crockett, Lewis F. Pennock, Raymond Stickel, Jr. (Chair) and Dr. Larry Soll. The Audit Committee’s primary purposes are to: (i) oversee qualifications, independence and performance of the independent registered public accountants; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds’ independent registered public accountants to the Funds’ Adviser and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds’ audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Funds’ shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Funds’ accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds’ net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. During the fiscal year ended October 31, 2009, the Audit Committee held [five] meetings.
     The members of the Compliance Committee are Messrs. Frank S. Bayley, Crockett (Chair), Albert R. Dowden (Vice Chair) and Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds’ Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds’ Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco and INVESCO Funds Group, Inc. (“IFG”); (iii) reviewing any report prepared by a third party who is not an interested person of Invesco, upon the conclusion by such third party of a compliance review of Invesco; (iv) reviewing all reports on compliance matters from the Funds’ Chief Compliance Officer, (v) reviewing all recommendations made by the Senior Officer regarding Invesco’s compliance procedures, (vi) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco’s fiduciary duties to Fund shareholders and of Invesco’s Code of Ethics; (vii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (viii) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (ix) receiving and reviewing quarterly reports on the activities of Invesco’s Internal Compliance Controls Committee; (x) reviewing all reports made by Invesco’s Chief Compliance Officer; (xi) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco’s ombudsman; (xii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. that are applicable to the Funds or their service providers; and (xiii) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended October 31, 2009, the Compliance Committee held [seven] meetings.
     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Dowden (Chair), Jack M. Fields (Vice Chair), Carl Frischling and Dr. Prema Mathai-Davis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as

44

the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board. During the fiscal year ended October 31, 2009, the Governance Committee held [seven] meetings.
     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.
     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Martin L. Flanagan, Frischling, Pennock, Stickel, Philip A. Taylor and Drs. Mathai-Davis (Vice Chair) and Soll (Vice-Chair). The Investments Committee’s primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco and the Sub-Advisers; and (ii) review all proposed and existing advisory and sub-advisory arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended October 31, 2009, the Investments Committee held [six] meetings.
     The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the “Designated Funds”), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.
     The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Baker, Bunch, Fields, Frischling (Chair), Pennock (Vice Chair), Taylor and Drs. Mathai-Davis and Soll. The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the Funds (i) in the valuation of the Funds’ portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the Funds, (iii) in the review of existing distribution arrangements for the Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Funds; and (b) to make regular reports to the full Boards of the Funds.
     The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto, (iii) reviewing the reports described in the Pricing Procedures and other information from Invesco regarding fair value determinations made pursuant to the Pricing Procedures by Invesco’s internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of Invesco’s internal valuation committee requesting approval of any changes

45

to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco, assisting Invesco’s internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the “Liquidity Procedures”) and other information from Invesco regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco and making reports and recommendations to the full Board with respect thereto, and (vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution and marketing, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and (iii) reviewing other information from the principal underwriters to the Funds regarding distribution and marketing of the Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the “Guidelines”) and the Proxy Policies and Procedures (the “Proxy Procedures”) by Invesco and the Sub-Advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto, (ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco and the Sub-Advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting Invesco in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded the Valuation Committee which existed prior to 2008. During the fiscal year ended October 31, 2009, the Valuation, Distribution and Proxy Oversight Committee held [six] meetings.
     The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against Funds concerning alleged excessive short term trading in shares of the Funds (“market timing”) and (b) the civil enforcement actions and investigations related to market timing activity in the Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees’ financial expert of market timing activity in the Funds, and for recommending to the independent trustees what actions, if any, should be taken by the Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by Invesco’s Independent Distribution Consultant (the “Distribution Consultant”) for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with Invesco, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant’s engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended October 31, 2009, the Special Market Timing Litigation Committee held [two] meetings.

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Trustee Ownership of Fund Shares
     The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Funds complex, is set forth in Appendix C.
Compensation
     Each trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such trustee also serves as a trustee of other Funds. Each such trustee receives a fee, allocated among the Funds for which he or she serves as a trustee, that consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services. Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2009, is found in Appendix D.
     The trustees have adopted a retirement plan which is secured by the Funds for the trustees of the Trust who are not affiliated with Invesco. The trustees also have adopted a retirement policy that permits each non-Invesco-affiliated trustee to serve until December 31 of the year in which the trustee turns 75. A majority of the trustees may extend from time to time the retirement date of a trustee.
     The trustees have also adopted a retirement policy that permits each non-Invesco-affiliated trustee to serve until December 31 of the year in which the trustee turns 75. A majority of the trustees may extend from time to time the retirement date of a trustee.
     Annual retirement benefits are available to each non-Invesco-affiliated trustee of the Trust and/or the other Funds (each, a “Covered Fund”) who became a trustee prior to December 1, 2008, and has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee’s credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee’s designated beneficiary for the same length of time that the trustee would have received the payments based on his or her service or if the trustee has elected, in a discounted lump sum payment. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.
Deferred Compensation Agreements
      Messrs. Crockett, Edward K. Dunn (a former trustee), Fields and Frischling and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the “Deferring Trustees”) have each executed a Deferred Compensation Agreement (collectively, the “Compensation Agreements”). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the

47

status of unsecured creditors of the Trust and of each other Fund from which they are deferring compensation.
Purchase of Class A Shares of the Funds at Net Asset Value
      The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. Invesco Aim Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see “Purchase, Redemption and Pricing of Shares — Purchase and Redemption of Shares — Purchases of Class A Shares, Class A2 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund — Purchases of Class A Shares at Net Asset Value.”
Code of Ethics
     Invesco, the Trust, Invesco Aim Distributors and the Sub-Advisers each have adopted a Code of Ethics that applies to all Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Advisers’ Codes of Ethics do not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the Funds. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted under the Code subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.
Proxy Voting Policies
     Invesco Advisers, Inc. is comprised of two business divisions, Invesco and Invesco Institutional, each of which have adopted their own specific Proxy Voting Policies.
     The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s), including as appropriate, separately to the named division of the Adviser:

Fund	Adviser/Sub-Adviser
Invesco Alternative Opportunities Fund	Invesco
Invesco Commodities Strategy Fund	Invesco
Invesco FX Alpha Plus Strategy Fund	Invesco
Invesco FX Alpha Strategy Fund	Invesco
Invesco Global Advantage Fund	Invesco
Invesco Global Dividend Growth Securities Fund	Invesco
Invesco Health Sciences Fund	Invesco
Invesco International Growth Equity Fund	Invesco
Invesco Pacific Growth Fund	Invesco
Invesco Van Kampen Emerging Markets Fund	Invesco
Invesco Van Kampen Global Bond Fund	Invesco
Invesco Van Kampen Global Equity Allocation Fund	Invesco
Invesco Van Kampen Global Franchise Fund	Invesco
Invesco Van Kampen Global Tactical Asset Allocation Fund	Invesco
Invesco Van Kampen International Advantage Fund	Invesco
Invesco Van Kampen International Growth Fund	Invesco

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     Invesco (the “Proxy Voting Entity”) will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2009, is available without charge at our Web site, www.invescoaim.com. This information is also available at the SEC Web site, www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     Invesco provided the initial capitalization of each Fund and, accordingly, as of the date of this SAI, owned more than 25% of the issued and outstanding shares of each Fund and therefore could be deemed to “control” each Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of each Fund’s shares, Invesco will cease to control any Fund for the purposes of the 1940 Act.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
     Invesco, the Funds’ investment adviser, was organized in 1976, and along with its subsidiaries, manages or advises investment portfolios encompassing a broad range of investment objectives. Invesco also serves as investment adviser for certain of the Underlying Funds in which the Alternative Opportunities Fund invests. Invesco is an indirect, wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.
     As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (“Advisory Agreement”) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.
     Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the respective businesses of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
     The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders.
     Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.
     Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

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     Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made. Contractual fee waivers or reductions set forth in the Fee Table in a prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.
     Invesco has contractually agreed through at least June 30, 2011, to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund’s investment of uninvested cash in the Affiliated Money Market Funds. See “Description of the Funds and Their Investments and Risks — Investment Strategies and Risks — Other Investments — Other Investment Companies.”
     Invesco also has contractually agreed through at least June 30, 2012, to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement). The Board or Invesco may terminate the fee waiver arrangement at any time after June 30, 2012. The expense limitations for the following Funds’ shares are:

Fund	Expense Limitation
Invesco Alternative Opportunities Fund
Class A Shares	1.56%
Class C Shares	2.31%
Class R Shares	1.81%
Class Y Shares	1.31%
Institutional Class Shares	1.31%

Invesco Commodities Strategy Fund
Class A Shares	1.25%
Class B Shares	2.00%
Class C Shares	2.00%
Class R Shares	1.50%
Class Y Shares	1.00%
Institutional Class Shares	1.00%

Invesco FX Alpha Plus Strategy Fund
Class A Shares	1.84%
Class C Shares	2.59%
Class R Shares	2.09%
Class Y Shares	1.59%
Institutional Class Shares	1.59%

Invesco FX Alpha Strategy Fund
Class A Shares	1.29%
Class C Shares	1.79%
Class R Shares	1.54%
Class Y Shares	1.04%
Institutional Class Shares	1.04%

Invesco Global Advantage Fund
Class A Shares	1.41%
Class B Shares	2.16%
Class C Shares	2.16%
Class Y Shares	1.16%

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Fund	Expense Limitation
Invesco Global Dividend Growth Securities Fund
Class A Shares	1.25%
Class B Shares	2.00%
Class C Shares	2.00%
Class Y Shares	1.00%

Invesco Health Sciences Fund
Class A Shares	1.65%
Class B Shares	2.40%
Class C Shares	2.40%
Class Y Shares	1.40%

Invesco International Growth Equity Fund
Class A Shares	1.25%
Class B Shares	2.00%
Class C Shares	2.00%
Class Y Shares	1.00%

Invesco Pacific Growth Fund
Class A Shares	1.88%
Class B Shares	2.63%
Class C Shares	2.63%
Class R Shares	2.13%
Class Y Shares	1.63%

Invesco Van Kampen Emerging
Class A Shares	2.10%
Class B Shares	2.85%
Class C Shares	2.85%
Class Y Shares	1.85%
Institutional Class Shares	1.85%

Invesco Van Kampen Global Bond Fund
Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class R Shares	1.25%
Class Y Shares	0.75%

Invesco Van Kampen Global Equity Allocation Fund
Class A Shares	1.70%
Class B Shares	2.45%
Class C Shares	2.45%
Class Y Shares	1.45%

Invesco Van Kampen Global Franchise Fund
Class A Shares	1.28%
Class B Shares	2.03%
Class C Shares	2.03%
Class Y Shares	1.03%

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Fund	Expense Limitation
Invesco Van Kampen Global Tactical Asset Allocation Fund
Class A Shares	1.20%
Class B Shares	1.95%
Class C Shares	1.95%
Class R Shares	1.45%
Class Y Shares	0.95%
Institutional Class Shares	0.95%

Invesco Van Kampen International Advantage Fund
Class A Shares	1.65%
Class B Shares	2.40%
Class C Shares	2.40%
Class Y Shares	1.40%

Invesco Van Kampen International Growth Fund
Class A Shares	1.40%
Class B Shares	2.15%
Class C Shares	2.15%
Class R Shares	1.65%
Class Y Shares	1.15%
Institutional Class Shares	1.15%
     Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s prospectus and may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.
The management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund for the last three fiscal years are found in Appendix G.
Investment Sub-Advisers
     Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:
Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”)
Invesco Asset Management Limited (“Invesco Asset Management”)
Invesco Asset Management (Japan) Limited (“Invesco Japan”)
Invesco Australia Limited (“Invesco Australia”)
Invesco Hong Kong Limited (“Invesco Hong Kong”)
Invesco Senior Secured Management, Inc. (“Invesco Senior Secured”)
Invesco Trimark Ltd. (“Invesco Trimark”); (each a “Sub-Adviser” and collectively, the “Sub-Advisers”).
     Invesco and each Sub-Adviser are indirect wholly-owned subsidiaries of Invesco Ltd.
     The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which

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such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.
     Invesco has entered into a Temporary Investment Services Agreement with the following unaffiliated adviser (the unaffiliated Sub-Adviser) pursuant to which the unaffiliated Sub-Adviser may be appointed by Invesco to provide discretionary investment management services, investment advice, and/or order execution services to the Funds.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
     In addition, with respect to the Invesco Alternative Opportunities Fund and Invesco Pacific Growth Fund, Invesco has entered into a Temporary Investment Services Agreement with the following unaffiliated advisers (the unaffiliated Sub-Advisers) pursuant to which the unaffiliated Sub-Adviser may be appointed by Invesco to provide discretionary investment management services, investment advice, and/or order execution services to the Invesco Alternative Opportunities Fund and Invesco Pacific Growth Fund.

Investment
Adviser
Fund	Name	Address	since
Invesco Alternative Opportunities Fund	Morgan Stanley Investment Management Limited	25 Cabot Square, Canary Wharf, London, E14 4QA, England	Inception

Invesco Pacific Growth Fund	Morgan Stanley Investment Management Limited	25 Cabot Square, Canary Wharf, London, E14 4QA, England	Inception
	Morgan Stanley Asset & Investment Trust Management Co., Limited	Yebisu Garden Place Tower, 20-3, Ebisu 4-chome, Shibuya-ku, Tokyo, Japan 150-6009	Inception
     Any sub-advisory services provided by an unaffiliated Sub-Adviser will be temporary and subject to a Temporary Investment Services Agreement. Services provided under a Temporary Investment Services Agreement will be provided at cost, i.e., actual out-of-pocket costs, costs attributable to compensation benefits and reimbursable employee out-of-pocket expenses, and reasonable costs attributable to occupancy and certain technology costs.
Portfolio Managers
     Appendix H contains the following information regarding the portfolio managers identified in each Fund’s prospectus:
•	The dollar range of the managers’ investments in each Fund.

•	A description of the managers’ compensation structure.

•	Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.

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Securities Lending Arrangements
     If a Fund (other than the Invesco Alternative Opportunities Fund) engages in securities lending, Invesco will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the “agent”) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.
     Invesco’s compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services Invesco will provide, a lending Fund will pay Invesco a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. Invesco currently waives such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.
Service Agreements
     Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.
     Administrative services fees paid to Invesco by each Fund for the last three fiscal years ended October 31 are found in Appendix I.
Other Service Providers
     Transfer Agent. Invesco Aim Investment Services, Inc., (“Invesco Aim Investment Services”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of Invesco, is the Trust’s transfer agent.
     The Transfer Agency and Service Agreement (the “TA Agreement”) between the Trust and Invesco Aim Investment Services provides that Invesco Aim Investment Services will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries. For servicing accounts holding Class A, A2, B, C, P, R, S, Y, AIM Cash Reserve and Investor Class shares, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Aim Investment Services an annual fee per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual rate and is based upon the number of open shareholder accounts during each month. For servicing accounts holding Institutional Class shares, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Aim Investment Services a fee per trade executed, to be billed monthly, plus certain out-of-pocket expenses. In addition, all fees payable by Invesco Aim Investment Services or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust. These payments are made in consideration of services that would otherwise be provided by Invesco Aim Investment Services if the accounts serviced by such intermediaries were serviced by Invesco Aim Investment Services directly. For more information

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regarding such payments to intermediaries, see the discussion under “Sub-Accounting and Network Support Payments” below.
     Sub-Transfer Agent. Invesco Trimark, 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Trimark and Invesco Aim Investment Services. The Trust does not pay a fee to Invesco Trimark for these services. Rather Invesco Trimark is compensated by Invesco Aim Investment Services, as a sub-contractor.
     Custodian. State Street Bank and Trust Company (the “Custodian”), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.
     The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.
     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.
     Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.
     Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103.
BROKERAGE ALLOCATION AND OTHER PRACTICES
     The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco‘s procedures.
Brokerage Transactions
     Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more third-party broker-dealers to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in three regions to place equity securities trades in their regions. The Atlanta trading desk of Invesco (the “Americas Desk”) generally places trades of equity securities in Canada, the United States, Mexico and Brazil; the Hong Kong desk of Invesco Hong Kong (the “Hong Kong Desk”) generally places trades of equity securities in Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand, and other far Eastern countries; and the London trading desk of Invesco Global Investment Funds Limited (the “London Desk”) generally places trades of equity securities in European Economic Area markets, Egypt, Israel, Russia, South Africa, Switzerland, Turkey, and other European countries. Invesco, Invesco Japan, Invesco Deutschland, Invesco Hong Kong and Invesco Asset Management use the global equity trading desk to place equity trades. Other

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Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the Americas Desk, the Hong Kong Desk and the London Desk are similar in all material respects.
     References in the language below to actions by Invesco Advisers, Inc. or a Sub-Adviser (other than Invesco Trimark) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Adviser to the various arms of the global equity trading desk, Invesco or the Sub-Adviser that delegates trading is responsible for oversight of this trading activity.
     Invesco or the Sub-Adviser makes decisions to buy and sell securities for each Fund, selects broker-dealers (each, a “Broker”), effects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco’s and the Sub-Adviser’s primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Adviser seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.
     Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.
     Historically, Invesco did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.
     In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.
     Brokerage commissions paid by each of the Fund’s during the last three fiscal years ended October 31 are found in Appendix J.
Commissions
     During the last three fiscal years ended October 31 none of the Funds paid brokerage commissions to Brokers affiliated with the Funds, Invesco, Invesco Aim Distributors, the Sub-Advisers or any affiliates of such entities.
     The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of a Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Broker Selection
     Invesco’s or the Sub-Adviser’s primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio

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transaction in equity securities for a Fund, Invesco or the Sub-Adviser considers the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Adviser’s primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Adviser will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Adviser will not select Brokers based upon their promotion or sale of Fund shares.
     In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Adviser may select Brokers that provide brokerage and/or research services (“Soft Dollar Products”) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Adviser’s] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Adviser in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Adviser.
     Invesco and the Sub-Adviser face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Adviser are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Adviser’s expenses to the extent that Invesco or the Sub-Adviser would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Adviser to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Adviser) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Adviser may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
     Invesco presently engages in the following instances of cross-subsidization:
Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Funds are generated entirely by equity Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Funds are cross-subsidized by the equity Funds in that the fixed income Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.
     Invesco and the Sub-Adviser attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Adviser concludes that the Broker supplying the product is capable of providing best execution.
     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollars to purchase two types of Soft Dollar Products:
•	proprietary research created by the Broker executing the trade, and

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•	other products created by third parties that are supplied to Invesco or the Sub-Adviser through the Broker executing the trade.
     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
     Invesco and the Sub-Adviser also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Adviser through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Adviser may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Adviser has “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
     Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Adviser’s own research (and the research of certain of its affiliates), and may include the following types of products and services:
•	Database Services — comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•	Quotation/Trading/News Systems — products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools — various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis — software tools that assist in quantitative and technical analysis of investment data.

•	Fundamental/Industry Analysis — industry specific fundamental investment research.

•	Fixed Income Security Analysis — data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

•	Other Specialized Tools — other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.
     If Invesco or the Sub-Adviser determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Adviser will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Adviser will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Adviser determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

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     Outside research assistance is useful to Invesco or the Sub-Adviser because the Brokers used by Invesco or the Sub-Adviser tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Adviser’s staff follows. In addition, such services provide Invesco or the Sub-Adviser with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Adviser’s clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Adviser believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Adviser’s research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Adviser’s investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Adviser receives such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.
     Invesco or the Sub-Adviser may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Adviser believes such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Fund shares. Invesco and the Sub-Adviser will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.
Directed Brokerage (Research Services)
     Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended October 31, 2009, are found in Appendix K.
Regular Brokers
     Information concerning the Funds’ acquisition of securities of their Brokers during the last fiscal year ended October 31, 2009, is found in Appendix K.
Allocation of Portfolio Transactions
     Invesco and the Sub-Advisers manage numerous Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

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Allocation of Initial Public Offering (“IPO”) Transactions
     Certain of the Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one Fund or other accounts may also be considered for purchase by one or more other Funds or accounts. Invesco combines indications of interest for IPOs for all Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures:
     Invesco or the Sub-Adviser may determine the eligibility of each Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Fund’s or account’s investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible Funds and accounts on a pro rata basis based on order size.
     Invesco Trimark, Invesco Australia, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.
     Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.
     Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.
PURCHASE, REDEMPTION AND PRICING OF SHARES
     Please refer to Appendix L for information on Purchase, Redemption and Pricing of Shares.
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
Dividends and Distributions
     The following discussion of dividends and distributions should be read in connection with the applicable sections in the prospectus.
     All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund (hereinafter, “the Fund”) unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Fund, subject to the terms and conditions set forth in the prospectus under the caption “Purchasing Shares —Automatic Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.
     The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (“Class Expenses”). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act and the Code.
Tax Matters
     The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the prospectus is not intended as a substitute for careful tax planning.
     This “Tax Matters” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
     This is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.

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     Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
     Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
•	Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
     In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.
     The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the Fund’s dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s

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current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
     Invesco FX Alpha Strategy Fund and Invesco FX Alpha Plus Strategy Fund. As described above, gains from the sale or other disposition of foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies generally are included as qualifying income in applying the Income Requirement. It should be noted, however, that for purposes of the Income Requirement, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains which are not directly related to the principal business of the regulated investment company (“RIC”) of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. If such future regulations were applied to the Invesco FX Alpha Strategy and Invesco FX Alpha Plus Strategy Funds, it is possible that the amount of their qualifying income would no longer satisfy the Income Requirement and the Funds would fail to qualify as RICs. There is a remote possibility such regulations would be applied retroactively, in which case a Fund might not qualify as a RIC for one or more years. In the event the Treasury Department issues such regulations, the Board may authorize a significant change in investment strategy or Fund liquidation. It is also possible the Invesco FX Alpha Strategy and Invesco FX Alpha Plus Strategy Funds’ strategy of investing in foreign currencies or foreign currency instruments, such as options, futures or forward contracts, might cause the Funds to fail to satisfy the Asset Diversification Test, resulting in their failure to qualify as RICs. The Internal Revenue Service (“IRS”) has not issued any guidance on how to apply the asset diversification test to foreign currencies or instrument on foreign currencies. Failure of the Asset Diversification Test might result from a determination by the IRS that the foreign currencies or foreign currency instruments in which the Funds invest are not securities. Moreover, even if the financial instruments are treated as securities, a determination by the IRS regarding the identity of the issuers of the securities or the fair market values of the securities that differs from the determinations made by the Funds could result in the failure by the Funds to diversify their investments in a manner necessary to satisfy the Asset Diversification Test. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under “Qualification as a regulated investment company.”
     Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because the Fund with a high turnover rate is likely to generate more capital gain or loss, much of it short-term, than the Fund with a comparable strategy but low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions — Capital gain dividends.”
     Capital loss carryovers. For federal income tax purposes, the Fund is permitted to carry forward its net realized capital losses, if any, for eight years as a short-term capital loss and use such losses, subject to applicable limitations, to offset net capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. However, the amount of capital losses that can be carried forward and used in any single year may be limited if the Fund experiences an “ownership change” within the meaning of Section 382 of the Code. Such an ownership change generally results when the shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year period. An ownership change may result in capital loss carryovers that expire unused, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another mutual fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.

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     Post-October losses. The Fund (unless its fiscal year ends in October) presently intends to elect to treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year. The effect of this election is to treat any such net loss incurred after October 31 as if it had been incurred in the succeeding year in determining the Fund’s net capital gain for capital gain dividend purposes. See “Taxation of Fund Distributions —Capital gain dividends.” The Fund also may elect to treat all or part of any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year.
     Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
     Invesco Alternative Opportunities Fund. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master-feeder structure (collectively referred to as a “fund of funds” which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master-feeder structure) will generally not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes, (b) is not eligible pass-through to shareholders exempt-interest dividends from an underlying fund, and (c) dividends paid by a fund of funds from interest earned by an underlying fund on U.S. Government obligations is unlikely to be exempt from state and local income tax. However, a fund of funds is eligible to pass-through to shareholders qualified dividends earned by an underlying fund. See “Taxation of Fund Distributions — Qualified dividend income for individuals” and “ — Corporate dividends received deduction.”
     Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax but can give no assurances that all such liability will be avoided. Moreover, when the Fund makes distributions based on its book income, temporary timing or permanent differences in the realization of income and expense for book and tax purposes sometimes can result in the Fund being under-distributed for excise tax purposes and subject to some amount of excise tax.
     Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders.

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Taxation of the Fund
Qualification as a regulated investment company
     Invesco Commodities Strategy Fund. As described above, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Gains from the disposition of commodities, including precious metals, are not considered qualifying income for purposes of satisfying the Income Requirement. See, “Tax Treatment of Portfolio Transactions— Investments in commodities” below. However, the Internal Revenue Service, or IRS, has recently issued a number of private letter rulings concluding that the income from commodity-linked notes similar to the ones in which the Fund intends to invest is qualifying income for these purposes. The IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Internal Revenue Code. As such, the Fund’s ability to utilize commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, the IRS has also recently issued a number of private letter rulings concluding that income derived from subsidiaries similar to the Subsidiary will be qualifying income, even if the Subsidiary itself owns commodity-linked swaps, whether received in the form of current distributions or under certain federal income tax rules that would cause the Fund to recognize income corresponding to certain income of the Subsidiary in advance of receiving distributions from the Subsidiary. Private letter rulings can only be relied upon by the taxpayer that receives them. However, based on the analysis in these rulings, the Fund intends to treat its income from the commodity-linked notes and the Subsidiary as qualifying income. With respect to some of the law considered in these rulings, there is no authority directly addressing the issues. There can be no assurance that the IRS will not change its position with respect to some or all of these issues. If the IRS were to change its position with respect to the conclusions reached in these private letter rulings, the Board may authorize a significant change in investment strategy or Fund liquidation. The tax treatment of a Fund and its shareholders in the event the Fund fails to qualify as a RIC is described above under “Qualification as a regulated investment company.”
     The Fund intends to distribute the Subsidiary’s income each year in satisfaction of the Fund’s Distribution Requirement. The Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (“CFC”) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (“subpart F income”), whether or not such earnings are distributed by the Subsidiary to the Fund. Subpart F income will be distributed by the Fund to shareholders each year as ordinary income and will not be qualified dividend income eligible for taxation at long-term capital gain rates. The Subsidiary likely will also be classified as a passive foreign investment company (PFIC) as defined below in “Tax Treatment of Portfolio Transactions — PFIC Investments” but the CFC rules supersede the PFIC rules.
     For purposes of the Asset Diversification Test, the Fund’s investment in the Subsidiary would be considered a security of one issuer. Accordingly, the Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of the Fund’s total assets in order to satisfy the Asset Diversification Test.
     On the basis of current law and practice, the Subsidiary will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiary to the Fund will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiary’s investment in commodity-linked derivatives and other assets held as collateral are anticipated to qualify for a safe harbor under Code Section 864(b) so that the Subsidiary will not be treated as conducting a U.S. trade or business. Thus, the Subsidiary should not be subject to U.S. federal income tax on a net basis. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.
     Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

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     Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable as ordinary income to the extent of the Fund’s earnings and profits. If the Fund’s strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.
     Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are taxed at the maximum rate of 15% or 25% (through 2010) depending on the nature of the capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year will generally be taxable to a shareholder receiving such distributions as ordinary income.
     Qualified dividend income for individuals. With respect to taxable years of the Fund beginning before January 1, 2011, ordinary income dividends properly designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other non-corporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, passive foreign investment companies (“PFICs”), and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
     Corporate dividends received deduction. Ordinary income dividends designated by the Fund as derived from qualified dividends from domestic corporations will qualify for the 70% dividends received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
     Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions —Investments in U.S. REITs.”
     Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-deferred arrangement,

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such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.
     Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign income tax paid by the Fund (the “Foreign Tax Election”) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.
     Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.
     U.S. Government interest. Income earned on certain U.S. Government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. Government obligations, commercial paper and federal agency-backed obligations (i.e., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see “Taxation of the Fund — Asset allocation funds.”
     Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
     Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. If you owned your shares as a capital asset, any gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.
     Tax basis information. The Transfer Agent may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them calculate their gain or loss from

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a sale or redemption. This information is supplied as a convenience to shareholders and will not be reported to the IRS. Although the IRS permits the use of several methods to determine the cost basis of mutual fund shares, the cost basis information provided by the Transfer Agent will be calculated using only the single-category average cost method. Neither the Transfer Agent nor the Fund recommends any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. Even if you have reported gains or losses for the Fund in past years using another method of basis determination, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.
     Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption.
     Sales at a loss within six months of purchase. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.
     Deferral of basis — any class that bears a front-end sales load. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.
     Conversion of B shares. The automatic conversion of Class B shares into Class A shares of the same Fund at the end of approximately eight years after purchase will be tax-free for federal income tax purposes.
     Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.
     Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks —Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
     In general. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
     Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to

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accrue market discount into income as it accrues. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount that accrues during such year.
     Investments in debt obligations that are at risk of or in default present tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
     Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (i.e., through a closing transaction). If an option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
     The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
     In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.
     Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income

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exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
     Foreign currency transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.
     PFIC Investments. A Fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.
     Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. A Fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions- PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
     Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion

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Income and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.
     Investment in taxable mortgage pools (excess inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (“REMICs”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income (“UBTI”), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate to shareholders excess inclusion income.
     These rules are potentially applicable to a Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a Fund that has a non-REIT strategy.
     Investments in commodities. Gains from the disposition of commodities, including precious metals, will not be considered qualifying income for purposes of satisfying the Income Requirement. In addition, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. However, in a subsequent revenue ruling, the IRS provides that income from alternative investments (such as from certain commodity index-linked notes or a corporate subsidiary that invests in commodities) that create commodity exposure may be considered qualifying income under the Code. Also, investments in commodities will not be considered qualifying assets for purposes of satisfying the Asset Diversification Test described above. The extent to which a Fund invests in commodities or commodity-linked derivatives, including certain ETFs, ETNs, structured notes, MLPs, swaps and futures that provide commodity exposure, may be limited by the Income Requirement and the Asset Diversification Test, which the Fund must continue to satisfy to maintain its status as a regulated investment company.
     Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (i.e., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of

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preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.
     Investments in partnerships and qualified publicly traded partnerships. For purposes of the Income Requirement described under “Taxation of the Fund,” income derived by a Fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. For purposes of testing whether a Fund satisfies the Asset Diversification Test described above, the Fund is generally treated as owning a pro rata share of the underlying assets of a partnership. In contrast, a QPTP (generally, a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement) is subject to special tax considerations. All of the net income derived by a Fund from an interest in a QPTP will be treated as qualifying income and the Fund may not invest more than 25% of its assets in one or more QPTPs. However, to be eligible for such special tax considerations, a Fund’s investment in a partnership must satisfy the criteria for a QPTP described above on an annual basis. There can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.
     Securities Lending. While securities are loaned out by a Fund, the Fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a Fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
     Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
•	provide your correct Social Security or taxpayer identification number,

•	certify that this number is correct,

•	certify that you are not subject to backup withholding, and

•	certify that you are a U.S. person (including a U.S. resident alien).
     The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
     Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”
     Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (“foreign shareholder”), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.
Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to

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U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends designated by the Fund as:
•	exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;

•	capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and

•	with respect to taxable years of the Fund beginning before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gains dividends.
     However, the Fund does not intend to utilize the exemptions for interest-related dividends paid and short-term capital gain dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
     Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
     Amounts designated by the Fund as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (“QIE”) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply) or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on sale of shares in a QIE other than one that is a domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.” These rules generally apply to dividends paid by the Fund before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent) except that, after such sunset date, Fund distributions from a U.S REIT (whether or not domestically controlled) attributable to gain from the disposition of a U.S. real property interest will continue to be subject to the withholding rules described above provided the Fund is classified as a QIE.
     Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
     Tax certification and back-up withholding. Foreign shareholders have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%), and if applicable, to obtain the

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benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification.
     U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. As of the date of this Registration Statement, the U.S. federal estate tax is repealed for one year for decedents dying on or after January 1, 2010 and before January 1, 2011, unless reinstated earlier, possibly retroactively to January 1, 2010. On and after the date the U.S. federal estate tax is reinstated, an individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000). Estates of nonresident alien shareholders dying after December 31, 2004, and before January 1, 2010 will be able to exempt from federal estate tax the proportion of the value of the Fund’s shares attributable to “qualifying assets” held by the Fund at the end of the quarter immediately preceding the nonresident alien shareholder’s death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States.
     Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
DISTRIBUTION OF SECURITIES
Distributor
     The Trust has entered into master distribution agreements, as amended, relating to the Funds (the “Distribution Agreements”) with Invesco Aim Distributors, Inc., a registered broker-dealer and a wholly owned subsidiary of Invesco, pursuant to which Invesco Aim Distributors acts as the distributor of shares of the Funds. The address of Invesco Aim Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with Invesco Aim Distributors. See “Management of the Trust.” In addition to the Funds, Invesco Aim Distributors serves as distributor to many other mutual funds that are offered to retail investors. The following Distribution of Securities information is about all of the Funds that offer retail and/or institutional share classes. Not all Funds offer all share classes.
     The Distribution Agreements provide Invesco Aim Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers and other financial intermediaries with whom Invesco Aim Distributors has entered into selected dealer and/or similar agreements. Invesco Aim Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

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     Invesco Aim Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class C and Class R shares of the Funds at the time of such sales. Invesco Aim Distributors or its predecessor has paid sales commissions from its own resources to dealers who sold Class B shares of the Funds at the time of such sales.
     Payments for Class B shares equaled 4.00% of the purchase price of the Class B shares sold by the dealer or institution, consisting of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% for such shares. The portion of the payments to Invesco Aim Distributors under the Class B Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Aim Distributors to recoup a portion of such sales commissions plus financing costs.
     Invesco Aim Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments for Class C shares equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, consisting of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% for such shares. Invesco Aim Distributors will retain all payments received by it relating to Class C for the first year after they are purchased. The portion of the payments to Invesco Aim Distributors under the Class C Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Aim Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, Invesco Aim Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.
     Invesco Aim Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If Invesco Aim Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. Invesco Aim Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.
     The Trust (on behalf of any class of any Fund) or Invesco Aim Distributors may terminate the Distribution Agreements on 60 days’ written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, Invesco Aim Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of Invesco Aim Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to Invesco Aim Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay CDSCs.
     Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended October 31 are found in
Appendix O.
Distribution Plans
     Each Fund, pursuant to its Class A, Class B, Class C and Class R Plans pays Invesco Aim Distributors compensation up to the following annual rates, shown immediately below, of the Fund’s average daily net assets of the applicable class.

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Fund	Class A	Class B	Class C	Class R
Invesco Alternative Opportunities Fund	0.25%	1.00%	1.00%	0.50%
Invesco Commodities Strategy Fund	0.25%	1.00%	1.00%	0.50%
Invesco FX Alpha Plus Strategy Fund	0.25%	1.00%	1.00%	0.50%
Invesco FX Alpha Strategy Fund	0.25%	1.00%	1.00%	0.50%
Invesco Global Advantage Fund	0.25%	1.00%	1.00%	0.50%
Invesco Global Dividend Growth Securities Fund	0.25%	1.00%	1.00%	0.50%
Invesco Health Sciences Fund	0.25%	1.00%	1.00%	N/A
Invesco International Growth Equity Fund	0.25%	1.00%	1.00%	N/A
Invesco Pacific Growth Fund	0.25%	1.00%	1.00%	0.50%
Invesco Van Kampen Emerging Markets Fund	0.25%	1.00%	1.00%	N/A
Invesco Van Kampen Global Bond Fund	0.25%	1.00%	1.00%	0.50%
Invesco Van Kampen Global Equity Allocation Fund	0.25%	1.00%	1.00%	N/A
Invesco Van Kampen Global Franchise Fund	0.25%	1.00%	1.00%	N/A
Invesco Van Kampen Global Tactical Asset Allocation Fund	0.25%	1.00%	1.00%	0.50%
Invesco Van Kampen International Advantage Fund	0.25%	1.00%	1.00%	N/A
Invesco Van Kampen International Growth Fund	0.25%	1.00%	1.00%	0.50%
     All of the Plans compensate or reimburse Invesco Aim Distributors, as applicable, for the purpose of financing any activity that is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.
     Payments pursuant to the Plans are subject to any applicable limitations imposed by FINRA rules.
     See Appendix M for a list of the amounts paid by each class of shares of each Fund to Invesco Aim Distributors pursuant to the Plans for the year, or period, ended October 31, 2009, and Appendix N for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended October 31, 2009.
     As required by Rule 12b-1, the Plans (and for Type 1 Plans only, as described below, the related forms of Shareholder Service Agreements) were approved by the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Rule 12b-1 Trustees”). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.
     The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.
     Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

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     Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.
     The Funds are currently grouped under one of the following three different types of Plans:
     The following Funds utilize Type 1 Plans:

AIM Asia Pacific Growth Fund
AIM Balanced-Risk Allocation Fund
AIM Basic Balanced Fund
AIM Basic Value Fund
AIM Capital Development Fund
AIM Charter Fund
AIM China Fund
AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Developing Markets Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM Income Allocation Fund
AIM Balanced-Risk Retirement Now Fund(Class A shares, Class B shares, Class C shares and Class R shares)
AIM Balanced-Risk Retirement 2010 Fund(Class A shares, Class B shares, Class C shares and Class R shares)
AIM Balanced-Risk Retirement 2020 Fund(Class A shares, Class B shares, Class C shares and Class R shares)
AIM Balanced-Risk Retirement 2030 Fund(Class A shares, Class B shares, Class C shares and Class R shares)
AIM Balanced-Risk Retirement 2040 Fund(Class A shares, Class B shares, Class C shares and Class R shares)
AIM Balanced-Risk Retirement 2050 Fund(Class A shares, Class B shares, Class C shares and Class R shares)
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM Large Cap Growth Fund
AIM Leisure Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Multi-Sector Fund
AIM Real Estate Fund
AIM Select Equity Fund
AIM Select Real Estate Income Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund
AIM Summit Fund
AIM Technology Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Utilities Fund
AIM Core Bond Fund
AIM Core Plus Bond Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund AIM International Total Return Fund
AIM Municipal Bond Fund
AIM U.S. Government Fund
AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund
AIM Floating Rate Fund
AIM LIBOR Alpha Fund
AIM Short Term Bond Fund

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AIM International Small Company Fund
AIM Japan Fund
AIM Large Cap Basic Value Fund
     Amounts payable by a Fund under the Class A, Class B, Class C, Class P, Class R and Class S Type 1 Plans need not be directly related to the expenses actually incurred by Invesco Aim Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse Invesco Aim Distributors for the actual allocated share of expenses Invesco Aim Distributors may incur in fulfilling its obligations under these Plans. Thus, even if Invesco Aim Distributors’ actual allocated share of expenses exceeds the fee payable to Invesco Aim Distributors at any given time, under these Plans, the Funds will not be obligated to pay more than that fee. If Invesco Aim Distributors’ actual allocated share of expenses is less than the fee it receives, under these Plans, Invesco Aim Distributors will retain the full amount of the fee.
     The Type 1 Plans obligate Class B shares to continue to make payments to Invesco Aim Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of Invesco Aim Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes Invesco Aim Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.
     Type 1 Plans also include Investor Class share payments up to 0.25%. Amounts payable by AIM Diversified Dividend Fund and AIM Large Cap Growth Fund under their Investor Class Plans are directly related to the expenses incurred by Invesco Aim Distributors on behalf of each Fund, as these Plans obligate each Fund to reimburse Invesco Aim Distributors for their actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of each Fund. If Invesco Aim Distributors’ actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period exceeds the 0.25% annual cap, under this Plan AIM Diversified Dividend Fund and AIM Large Cap Growth Fund will not be obligated to pay more than the 0.25% annual cap. If Invesco Aim Distributors’ actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period is less than the 0.25% annual cap, under this Plan Invesco Aim Distributors is entitled to be reimbursed only for its actual allocated share of expenses.
     Invesco Aim Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class C, Class R, Class P, Class S or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Aim Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco Aim Distributors and the Fund.
     The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares, 0.15% of the average daily net assets of Class S shares, and 0.10% of the average daily net assets of Class P shares, attributable to the customers selected dealers and financial institutions to such dealers and financial institutions, including Invesco Aim Distributors, acting a principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.
     Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds’ shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record

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at the close of business on the last business day of the applicable payment period for the account in which such Fund’s shares are held.
     Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. Invesco Aim Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of Invesco Aim Distributors.
     The following Funds utilize Type 2 Plans:
Invesco S&P 500 Index Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Technology Sector Fund
Invesco U.S. Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Value Fund
Invesco Value II Fund
Invesco California Tax-Free Income Fund
Invesco FX Alpha Plus Strategy Fund
Invesco High Yield Securities Fund
Invesco Municipal Fund
Invesco New York Tax-Free Income Fund
Invesco Tax-Exempt Securities Fund
Invesco FX Alpha Strategy Fund
Invesco Alternative Opportunities Fund
Invesco Balanced Fund
Invesco Commodities Strategy Fund
Invesco Convertible Securities Fund
Invesco Dividend Growth Securities Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Fundamental Value Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Health Sciences Fund
Invesco International Growth Equity Fund
Invesco Large Cap Relative Value Fund
Invesco Mid-Cap Value Fund
Invesco Pacific Growth Fund

     Pursuant to the Type 2 Plans, Class A, Class B, Class C and Class R shares, pay Invesco Aim Distributors compensation accrued daily and payable monthly. The Funds may reimburse expenses incurred or to be incurred in promoting the distribution of the Funds’ Class A, Class B, Class C, and Class R shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A, Class C, and Class R shares will be reimbursable under the Type 2 Plans. Each Class paid no amounts accrued under the Type 2 Plans with respect to that Class for the fiscal year ended October 31, 2009, to Invesco Aim Distributors. No interest or other financing charges will be incurred on any Class A, Class C, and Class R, distribution expenses incurred by Invesco Aim Distributors under the Plans or on any unreimbursed expenses due to Invesco Aim Distributors pursuant to the Plans.
     The following Funds utilize Type 3 Plans:
Invesco Van Kampen American Franchise Fund
Invesco Van Kampen American Value Fund
Invesco Van Kampen Asset Allocation Conservative Fund
Invesco Van Kampen Asset Allocation Growth Fund
Invesco Van Kampen Asset Allocation Moderate Fund
Invesco Van Kampen Capital Growth Fund
Invesco Van Kampen Comstock Fund
Invesco Van Kampen Core Equity Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Enterprise Fund
Invesco Van Kampen Real Estate Securities Fund
Invesco Van Kampen Small Cap Growth Fund
Invesco Van Kampen Small Cap Value Fund
Invesco Van Kampen Technology Fund
Invesco Van Kampen Utility Fund
Invesco Van Kampen Value Opportunities Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Global Bond Fund

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Invesco Van Kampen Equity and Income Fund
Invesco Van Kampen Equity Premium Income Fund
Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen Growth and Income Fund
Invesco Van Kampen Harbor Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Invesco Van Kampen Leaders Fund
Invesco Van Kampen Mid Cap Growth Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen Intermediate Term Municipal
     Income Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income
     Fund
Invesco Van Kampen U.S. Mortgage Fund
Invesco Van Kampen Limited Duration Fund

     The Type 3 Plans provide that Funds Class A, Class B, Class C and Class R shares may spend a portion of each Fund’s average daily net assets attributable to each such class of shares in connection with the distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively.
     For Class A and Class R shares in any given year in which the Type 3 Plans are in effect, the Plans generally provide for each Fund to pay the Invesco Aim Distributors the lesser of (i) the amount of Invesco Aim Distributors’ actual expenses incurred during such year less, with respect to Class A shares only, any deferred sales charges it received during such year (the “actual net expenses”) or (ii) the distribution and service fees at the rates specified in the prospectus applicable to that class of shares (the “plan fees”). Therefore, to the extent that Invesco Aim Distributors’ actual net expenses in a given year are less than the plan fees for such year, the Funds only pay the actual net expenses. Alternatively, to the extent that Invesco Aim Distributors’ actual net expenses in a given year exceed the plan fees for such year, the Funds only pay the plan fees for such year. For Class A shares and Class R shares, there is no carryover of any unreimbursed actual net expenses to succeeding years.
     The Type 3 Plans for Class B and Class C shares are similar to the Type 3 Plans for Class A shares and Class R shares, except that any actual net expenses which exceed plan fees for a given year are carried forward and are eligible for payment in future years by the Fund so long as the Type 3 Plans remain in effect. Thus, for each of the Class B and Class C shares, in any given year in which the Type 3 Plans are in effect, the Plans generally provide for the Funds to pay the Invesco Aim Distributors the lesser of (i) the applicable amount of Invesco Aim Distributors’ actual net expenses incurred during such year for such class of shares plus any actual net expenses from prior years that are still unpaid by the Funds for such class of shares or (ii) the applicable plan fees for such class of shares. Except as may be mandated by applicable law, the Funds do not impose any limit with respect to the number of years into the future that such unreimbursed actual net expenses may be carried forward (on a Fund level basis). These unreimbursed actual net expenses may or may not be recovered through plan fees or contingent deferred sales charges in future years.
     Because of fluctuations in net asset value, the plan fees with respect to a particular Class B share or Class C share may be greater or less than the amount of the initial commission (including carrying cost) paid by Invesco Aim Distributors with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.
     If the Plans are terminated or not continued, the Fund would not be contractually obligated to pay Invesco Aim Distributors for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.

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     Under its distribution plan and service plan, Invesco Van Kampen Comstock Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 19, 1992. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
     Under its distribution plan and service plan, Invesco Van Kampen Corporate Bond Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before September 30, 1989.
     Under its distribution plan and service plan, Invesco Van Kampen Enterprise Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 30, 1989.
     Under its distribution plan and service plan, Invesco Van Kampen Equity and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 3, 1990.
     Under its distribution plan and service plan, Invesco Van Kampen Growth and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
     Under its distribution plan and service plan, Invesco Van Kampen Harbor Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
     Under its distribution plan and service plan, Invesco Van Kampen U.S. Mortgage Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 1, 1987.
     Under its distribution plan and service plan, Invesco Van Kampen Limited Duration Fund may spend up to a total of 0.15% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.25% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. Under its distribution plan and service plan, Invesco Van Kampen Limited Duration Fund may spend up to a total of 0.65% per year of the Fund’s average daily net assets with respect to Class B Shares of the Fund. The rates in this paragraph are 1.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
     Under its distribution plan and service plan, for Invesco Van Kampen High Yield Municipal Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
     Under its distribution plan and service plan, for Invesco Van Kampen Real Estate Securities Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.

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FINANCIAL STATEMENTS
     When issued, a Fund’s financial statements, including the Financial Highlights pertaining thereto, and the reports of the independent registered public accounting firm thereon, will be incorporated by reference into this SAI from such Fund’s Annual Report to shareholders.
     The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.
PENDING LITIGATION
     Settled Enforcement Actions Related to Market Timing
     On October 8, 2004, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain Funds), Invesco Aim Advisors, Inc. (predecessor to Invesco) and Invesco Aim Distributors reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in certain of the Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, Invesco and Invesco Aim Distributors created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by Invesco, which was done pursuant to the terms of the settlements. The methodology of the fair funds distributions was determined by Invesco’s independent distribution consultant (“IDC Plan”), in consultation with Invesco and the independent trustees of the Funds, and approved by the staff of the SEC. Further details regarding the IDC Plan and distributions thereunder are available under the “About Us — SEC Settlement” section of Invesco’s Web site, available at www.invescoaim.com. Invesco’s Web site is not a part of this SAI or the prospectus of any Fund.
     Regulatory Action Alleging Market Timing
     On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission (“WVASC”) issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco and Invesco Aim Distributors (Order No. 05-1318). The WVASC makes findings of fact that Invesco and Invesco Aim Distributors entered into certain arrangements permitting market timing of certain of the Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco and Invesco Aim Distributors violated the West Virginia securities laws. The WVASC orders Invesco and Invesco Aim Distributors to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an “administrative assessment,” to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco’s time to respond to that Order has been indefinitely suspended.
     Private Civil Actions Alleging Market Timing
     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain Funds, IFG, Invesco, Invesco Aim Management and certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing, and related activity in the Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees. All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in

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these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco- and IFG-related parties. The parties in the amended complaints have agreed in principle to settle the actions. A list identifying the amended complaints in the MDL Court and details of the settlements are included in Appendix P.

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APPENDIX A
RATINGS OF DEBT SECURITIES
     The following is a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch.
Moody’s Long-Term Debt Ratings
     Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
     Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
     A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
     Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
     Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
     B: Obligations rated B are considered speculative and are subject to high credit risk.
     Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
     Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
     C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
     Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Moody’s Short-Term Prime Rating System
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
Not Prime

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.
     Moody’s municipal ratings are as follows:
Moody’s U.S. Long-Term Municipal Bond Rating Definitions
     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues.
     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.
     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Note: Also, Moody’s applied numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.
Moody’s MIG/VMIG US Short-Term Ratings
     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.
     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.
     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.
     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.
     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Standard & Poor’s Long-Term Corporate and Municipal Ratings
     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.
     S&P describes its ratings for corporate and municipal bonds as follows:
     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.
     BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     NR: Not Rated.
S&P Dual Ratings
     S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.
     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the not rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).
S&P Commercial Paper Ratings
     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
     These categories are as follows:
     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
     B: Issues rated “B” are regarded as having only speculative capacity for timely payment.
     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
     D: Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

S&P Short-Term Municipal Ratings
     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).
     Note rating symbols are as follows:
     SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
     SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     SP-3: Speculative capacity to pay principal and interest.
Fitch Long-Term Credit Ratings
     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.
     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: “investment grade” ratings (international Long-term “AAA” — “BBB” categories; Short-term “F1” — “F3”) indicate a relatively low probability of default, while those in the “speculative” or “non-investment grade” categories (international Long-term “BB” — “D”; Short-term “B” — “D”) either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on “AAA” rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for “BBB” rated bonds was 0.35%, and for “B” rated bonds, 3.0%.
     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.
     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.
     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.
     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.
     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.
     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.
     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.
     A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
     BBB: Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.
     Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.
     NR: Indicates that Fitch does not rate the specific issue.
     Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch’s discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.
     RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.
Fitch Speculative Grade Bond Ratings
     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.
     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC: Default of some kind appears probable.
     C: Bonds are in imminent default in payment of interest or principal.
     DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.
     Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.
Fitch Short-Term Credit Ratings
     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.
     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
     F-1-: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”
     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.
     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.
     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
     D: Default. Issues assigned this rating are in actual or imminent payment default.

APPENDIX B
Persons to Whom Invesco Provides
Non-Public Portfolio Holdings on an Ongoing Basis
(as of January 31, 2010)

Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain AIM Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain AIM Funds)
BB&T Capital Markets	Broker (for certain AIM Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain AIM Funds)
BOSC, Inc.	Broker (for certain AIM Funds)
BOWNE & Co.	Financial Printer
Brown Brothers Harriman & Co.	Securities Lender (for certain AIM Funds)
Cabrera Capital Markets	Broker (for certain AIM Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Citigroup Global Markets, Inc.	Broker (for certain AIM Funds)
Commerce Capital Markets	Broker (for certain AIM Funds)
Crews & Associates	Broker (for certain AIM Funds)
D.A. Davidson & Co.	Broker (for certain AIM Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain AIM Funds)
Empirical Research Partners	Analyst (for certain AIM Funds)
Finacorp Securities	Broker (for certain AIM Funds)
First Miami Securities	Broker (for certain AIM Funds)
First Southwest Co.	Broker (for certain AIM Funds)
First Tryon Securities	Broker (for certain AIM Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain AIM Funds)
GainsKeeper	Software Provider (for certain AIM Funds)
GCom2 Solutions	Software Provider (for certain AIM Funds)
George K. Baum & Company	Broker (for certain AIM Funds)
Glass, Lewis & Co.	System Provider (for certain AIM Funds)
Global Trend Alert	Analyst (for certain AIM Funds)
Greater Houston Publishers, Inc.	Financial Printer
Hattier, Sanford & Reynoir	Broker (for certain AIM Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain AIM Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain AIM Funds)
iMoneyNet, Inc.	Rating & Ranking Agency (for certain AIM Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain AIM Funds)
Invesco Aim Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain AIM Funds)
Investortools, Inc.	Broker (for certain AIM Funds)
ITG, Inc.	Pricing Vendor (for certain AIM Funds)
J.P. Morgan Securities, Inc.	Analyst (for certain AIM Funds)
J.P. Morgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain AIM Funds)
Janney Montgomery Scott LLC	Broker (for certain AIM Funds)

Service Provider	Disclosure Category
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain AIM Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lipper, Inc.	Rating & Ranking Agency (for certain AIM Funds)
Loan Pricing Corporation	Pricing Service (for certain AIM Funds)
Loop Capital Markets	Broker (for certain AIM Funds)
M.R. Beal	Broker (for certain AIM Funds)
MarkIt Group Limited	Pricing Vendor (for certain AIM Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain AIM Funds)
Middle Office Solutions	Software Provider
Moody’s Investors Service	Rating & Ranking Agency (for certain AIM Funds)
Morgan Keegan & Company, Inc.	Broker (for certain AIM Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain AIM Funds)
Muzea Insider Consulting Services, LLC	Analyst (for certain AIM Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain AIM Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain AIM Funds)
Prager, Sealy & Co.	Broker (for certain AIM Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all AIM Funds)
Protective Securities	Broker (for certain AIM Funds)
Ramirez & Co., Inc.	Broker (for certain AIM Funds)
Raymond James & Associates, Inc.	Broker (for certain AIM Funds)
RBC Capital Markets	Analyst (for certain AIM Funds)
RBC Dain Rauscher Incorporated	Broker (for certain AIM Funds)
Reuters America LLC	Pricing Service (for certain AIM Funds)
Rice Financial Products	Broker (for certain AIM Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain AIM Funds)
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain AIM Funds)
SAMCO Capital Markets, Inc.	Broker (for certain AIM Funds)
Seattle-Northwest Securities Corporation	Broker (for certain AIM Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain AIM Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Standard and Poor’s/Standard and Poor’s Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain AIM Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain AIM Funds)
Sterne, Agee & Leach, Inc.	Broker (for certain AIM Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain AIM Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain AIM Funds)
The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain AIM Funds)

Service Provider	Disclosure Category
Thomson Information Services Incorporated	Software Provider
UBS Financial Services, Inc.	Broker (for certain AIM Funds)
VCI Group Inc.	Financial Printer
Wachovia National Bank, N.A.	Broker (for certain AIM Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain AIM Funds)
William Blair & Co.	Broker (for certain AIM Funds)
XSP, LLC\Solutions Plus, Inc.	Software Provider

APPENDIX C
TRUSTEES AND OFFICERS
As of January 31, 2010
The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
Interested Persons

Martin L. Flanagan[1] — 1960 Trustee	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco Aim and a global investment management firm); Adviser to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The AIM Family of Funds®; Board of Governors, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

		Formerly: Chairman, Invesco Aim Advisors, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Director, Invesco Ltd.; Chairman and Vice Chairman, Investment Company Institute	None

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer		Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Director, Chief Executive Officer and President, Invesco Aim Advisors, Inc. and 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Aim Management Group, Inc. (financial services holding company); Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment Services, Inc. (registered	None

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

C-1

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, AIM Trimark Corporate Class Inc. (corporate mutual fund company) and AIM Trimark Canada Fund Inc. (corporate mutual fund company); Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment adviser and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer’s Series Trust and Short-Term Investments Trust); Trustee and Executive Vice President, The AIM Family of Funds® (AIM Treasurer’s Series Trust and Short-Term Investments Trust only); and Manager, Invesco PowerShares Capital Management LLC

Formerly: Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Aim Advisors, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer’s Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair		Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); Captaris, Inc. (unified messaging provider); and Investment Company Institute

Bob R. Baker — 1936 Trustee		Retired	None

Frank S. Bayley — 1939 Trustee		Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios)	None

James T. Bunch — 1942 Trustee		Founder, Green, Manning & Bunch Ltd. (investment banking firm)	Vice Chairman of the Board of Governors, Western Golf Association/Evans Scholars Foundation and Board of Directors, Denver Film Society

C-2

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
Albert R. Dowden — 1941 Trustee	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (registered investment company); and Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations	Board of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)

		Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)	Administaff

Carl Frischling — 1937 Trustee		Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee		Retired	None

Lewis F. Pennock — 1942 Trustee		Partner, law firm of Pennock & Cooper	None

Larry Soll — 1942 Trustee		Retired	None

Raymond Stickel, Jr. — 1944 Trustee		Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios)	None

Other Officers

Russell C. Burk — 1958 Senior Vice President and Senior Officer		Senior Vice President and Senior Officer, The AIM Family of Funds®	N/A

C-3

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	Director, Senior Vice President, Secretary and General Counsel, Invesco Aim Management Group, Inc., Senior Vice President, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Director, Senior Vice President and Secretary, Invesco Aim Distributors, Inc.; Director, Vice President and Secretary, Invesco Aim Investment Services, Inc. and INVESCO Distributors, Inc.; Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; and Manager, Invesco PowerShares Capital Management LLC

		Formerly: Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisors, Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)	N/A

Lisa O. Brinkley — 1959 Vice President	Global Compliance Director, Invesco Ltd.; Chief Compliance Officer, Invesco Aim Distributors, Inc. and Invesco Aim Investment Services, Inc.; and Vice President, The AIM Family of Funds®

		Formerly: Senior Vice President, Invesco Aim Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisors, Inc. and The AIM Family of Funds®; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.; Vice President, Invesco Aim Investment Services, Inc. and Fund Management Company	N/A

C-4

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
Kevin M. Carome — 1956 Vice President	General Counsel, Secretary and Senior Managing Director, Invesco Ltd.; Director, Invesco Holding Company Limited and INVESCO Funds Group, Inc.; Director and Executive Vice President, IVZ, Inc., Invesco Group Services, Inc., Invesco North American Holdings, Inc. and Invesco Investments (Bermuda) Ltd.; Director and Secretary, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); and Vice President, The AIM Family of Funds®

		Formerly: Senior Managing Director and Secretary, Invesco North American Holdings, Inc.; Vice President and Secretary, IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing Director and Secretary, Invesco Holding Company Limited; Director, Senior Vice President, Secretary and General Counsel, Invesco Aim Management Group, Inc. and Invesco Aim Advisors, Inc.; Senior Vice President, Invesco Aim Distributors, Inc.; Director, General Counsel and Vice President, Fund Management Company; Vice President, Invesco Aim Capital Management, Inc. and Invesco Aim Investment Services, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; Director and Vice President, INVESCO Distributors, Inc.; and Chief Executive Officer and President, INVESCO Funds Group, Inc.	N/A

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	Vice President, Treasurer and Principal Financial Officer, The AIM Family of Funds®; and Vice President, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.)

		Formerly: Vice President, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The AIM Family of Funds® and Assistant Vice President, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A

C-5

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
Karen Dunn Kelley — 1960 Vice President	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Executive Vice President, Invesco Aim Distributors, Inc.; Senior Vice President, Invesco Aim Management Group, Inc.; and Director, Invesco Mortgage Capital Inc.; Vice President, The AIM Family of Funds® (other than AIM Treasurer’s Series Trust and Short-Term Investments Trust); and President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer’s Series Trust and Short-Term Investments Trust only)

		Formerly: Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Aim Advisors, Inc. and The AIM Family of Funds® (AIM Treasurer’s Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)	N/A

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Invesco Aim Distributors, Inc., Invesco Aim Investment Services, Inc., and The AIM Family of Funds®

		Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	Senior Vice President, Invesco Aim Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The AIM Family of Funds®, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Vice President, Invesco Aim Distributors, Inc. and Invesco Aim Investment Services, Inc.

		Formerly: Senior Vice President and Chief Compliance Officer, Invesco Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company	N/A

C-6

Trustee Ownership of Fund Shares as of December 31, 2009

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
Companies Overseen by
	Dollar Range of Equity Securities	Trustee in The AIM Family of
Name of Trustee	Per Fund	Funds®
Martin L. Flanagan	None	-0-
Philip A. Taylor	None	-0-
Bob R. Baker	None	Over $100,000
Frank S. Bayley	None	Over $100,000
James T. Bunch	None	Over $100,000[3]
Bruce L. Crockett	None	Over $100,000[3]
Albert R. Dowden	None	Over $100,000
Jack M. Fields	None	Over $100,000[3]
Carl Frischling	None	Over $100,000[3]
Prema Mathai-Davis	None	Over $100,000[3]
Lewis F. Pennock	None	Over $100,000
Larry Soll	None	Over $100,000[3]
Raymond Stickel, Jr.	None	Over $100,000

[3]	Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Funds.

C-7

APPENDIX D
TRUSTEE COMPENSATION TABLE
Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2009:

		Retirement
		Benefits	Estimated	Total
	Aggregate	Accrued	Annual	Compensation
	Compensation from	by All	Benefits Upon	From all AIM
Trustee	the Trust(1)	AIM Funds(2)	Retirement(3)	Funds(4)
Bob R. Baker	$13,606	$125,039	$197,868	$259,100
Frank S. Bayley	14,544	115,766	154,500	275,700
James T. Bunch	12,240	142,058	154,500	235,000
Bruce L. Crockett	26,335	104,012	154,500	509,900
Albert R. Dowden	14,353	142,622	154,500	275,700
Jack M. Fields	12,240	122,608	154,500	235,000
Carl Frischling(5)	13,888	124,703	154,500	269,950
Prema Mathai-Davis	13,219	120,758	154,500	256,600
Lewis F. Pennock	11,867	107,130	154,500	235,000
Larry Soll	13,351	161,084	176,202	256,600
Raymond Stickel, Jr.	15,136	107,154	154,500	299,800

(1)	Amounts shown are based on the fiscal year ended October 31, 2008. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended October 31, 2008, including earnings, was $36,154.

(2)	During the fiscal year ended October 31, 2008, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $54,065.

(3)	These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date.

(4)	All trustees currently serve as trustee of 12 registered investment companies advised by AIM.

(5)	During the fiscal year ended October 31, 2008, the Trust paid $33,409 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

D-1

APPENDIX E
Proxy policy applies to the following:
Invesco Aim Advisors, Inc.
Invesco Aim Proxy Voting Guidelines
(Effective as of April 28, 2009)
The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, “Invesco Aim”).1
Introduction
Our Belief
The AIM Funds Boards of Trustees and Invesco Aim’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.
In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco Aim’s typical investment horizon.
Proxy voting is an integral part of Invesco Aim’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.
Proxy Administration
The Invesco Aim Proxy Committee (the “Proxy Committee”) consists of members representing Invesco Aim’s Investments, Legal and Compliance departments. Invesco Aim’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.
The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim’s portfolio managers and outside shareholder groups to reach our voting decisions.
Generally speaking, Invesco Aim’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company’s Board of Directors.

Important principles underlying the Invesco Aim Proxy Voting Guidelines
I. Accountability
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders. Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.
The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.
•	Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim’s investment thesis on a company.

•	Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

•	Auditors and Audit Committee members. Invesco Aim believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

•	Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

•	Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•	Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•	Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

•	Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.
II. Incentives
Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.
Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.
•	Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•	Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

•	Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•	Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

Capitalization
Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, AIM generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.
IV. Mergers, Acquisitions and Other Corporate Actions
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.
V. Anti-Takeover Measures
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.
VI. Shareholder Proposals on Corporate Governance
Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.
VII. Shareholder Proposals on Social Responsibility
The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim’s typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.
VIII. Routine Business Matters
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.
Summary
These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions
In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.
Share-lending programs
One reason that some portion of Invesco Aim’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.
“Share-blocking”
Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.
International constraints
An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.
Exceptions to these Guidelines
Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.
Resolving potential conflicts of interest
A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim’s products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.
Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.
If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines; (2)

Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.
Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.
On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.
Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.
Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.
Policies and Vote Disclosure
A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

Footnotes
1  AIM Funds not managed by Invesco Aim Advisors, Inc., are governed by the proxy voting policies of their respective sub-advisors. Proxy Voting Guidelines applicable to AIM China Fund, AIM Core Bond Fund, AIM Floating Rate Fund, AIM Global Core Equity Fund, AIM Global Equity Fund, AIM Global Real Estate Fund, AIM High Yield Fund, AIM Income Fund, AIM International Core Equity Fund, AIM International Total Return Fund, AIM Japan Fund, AIM LIBOR Alpha Fund, AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Select Equity Fund, AIM Select Real Estate Income Fund, AIM Short Term Bond Fund, AIM Structured Core Fund, AIM Structured Growth Fund, AIM Structured Value Fund, AIM Trimark Endeavor Fund, AIM Trimark Fund, AIM Trimark Small Companies Fund, AIM U.S. Government Fund are available at our website, http://www.invescoaim.com.

Invesco Asset Management Deutschland GmbH
Invesco Kapitalanlagegesellschaft mbH
Proxy Voting Policy
Version: 1.1
Changes to previous Version:  Format
Update of Appendix B

GENERAL POLICY
Invesco has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, Invesco may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.
Invesco believes that it has a duty to manage clients’ assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.
Invesco reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.
PROXY VOTING POLICIES
Voting of Proxies
Invesco will on a fund by fund basis, decide whether it will vote proxies and if so, for which parts of the portfolio it will voted for. If Invesco decides to vote proxies, it will do so in accordance with the procedures set forth below. If the client retains in writing the right to vote or if Invesco determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith, it will refrain from voting.
Best Economic Interests of Clients
In voting proxies, Invesco will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. Invesco endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.
Certain Proxy Votes May Not Be Cast
In some cases, Invesco may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. Invesco typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If Invesco does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client.
ISS Services
Invesco has contracted with Institutional Shareholder Services (“ISS”), an independent third party service provider, to vote Invesco’s clients’ proxies according to ISS’s proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which Invesco has proxy voting responsibility. On an annual basis, Invesco will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interest of Invesco’s clients. This may include a review of ISS’ Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on Invesco to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If Invesco receives proxy materials in connection with a client’s account where the client has, in writing, communicated to Invesco that the client, plan fiduciary or other third party has reserved the right to vote proxies, Invesco will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where Invesco, or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.
In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) Invesco decides to override the ISS vote recommendation, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and direct ISS how to vote the proxies as described below.
ISS Recusal
When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and, if Invesco does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where Invesco has a conflict of interest, Invesco, in its sole discretion, shall either (a) vote the proxies pursuant to ISS’s general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.
Override of ISS Recommendation
There may be occasions where the Invesco investment personnel or senior officers seek to override ISS’s recommendations if they believe that ISS’s recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Proxy Voting Committee (PVC) of the International Structured Products Group. Upon review of the documentation and consultation with the individual and others as the PVC deems appropriate, the PVC together with the Compliance Officer may make a determination to override the ISS voting recommendation if they determine that it is in the best economic interests of clients.
Proxy Voting Records
Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information.
CONFLICTS OF INTEREST
Procedures to Address Conflicts of Interest and Improper Influence
In order to avoid voting proxies in circumstances where Invesco or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to Invesco includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall determine how the proxy is to be voted and instruct accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between Invesco, as the investment manager, and clients.
For each director, officer and employee of Invesco (“Invesco person”), the interests of Invesco’s clients must come first, ahead of the interest of Invesco and any person within the Invesco organization, which includes Invesco’s affiliates.
Accordingly, each Invesco person must not put “personal benefit,” whether tangible or intangible, before the interests of clients of Invesco or otherwise take advantage of the relationship to Invesco’s clients. “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of Invesco, as appropriate. It is imperative that each of Invesco’s directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of Invesco’s clients.
Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if Invesco has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An Invesco person shall not be considered to have a conflict of interest if the Invesco person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Compliance Officer.
The following are examples of situations where a conflict may exist:
▪	Business Relationships — where Invesco manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

▪	Personal Relationships — where a Invesco person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

▪	Familial Relationships — where an Invesco person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).
In the event that Invesco (or an affiliate) manages assets for a company, its pension plan, or related entity and where clients’ funds are invested in that company’s shares, it will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.
It is the responsibility of the Invesco person to report any real or potential conflict of interest of which such individual has actual knowledge to the Compliance Officer, who shall present any such information to the Head of Continental Europe Compliance. However, once a particular conflict has been reported to the Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.
In addition, any Invesco person who submits an ISS override recommendation to the Proxy Voting Committee (PVC) of the International Structured Products Group shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.
In addition, the Proxy Voting Committee (PVC) of the International Structured Products Group must notify Invesco’s Compliance Officer with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within Invesco or by an affiliated company’s representatives with regard to how Invesco should vote proxies. The Compliance Officer will investigate the allegations and will report his or her findings to the Invesco Risk Management Committee and to the Head of Continental Europe Compliance. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to,
(1) notifying the affiliated company’s Chief Executive Officer, its Management Committee or Board of Directors,
(2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or
(3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.
ISS PROXY VOTING GUIDELINES
A copy of ISS’s Proxy Voting Guidelines Summary in effect as of the revised date set forth on the title page of this Proxy Voting Policy is attached hereto as Appendix B.

INVESCO PERPETUAL
POLICY ON CORPORATE GOVERNANCE
(Updated February 2008)
1.	Introduction

Invesco Perpetual (IP), the trading name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests comply with local recommendations and practices, such as the UK Combined Code issued by the Committee on Corporate Governance and/or the U.S. Department of Labor Interpretive Bulletins.

2.	Responsible Voting

IP has a responsibility to optimise returns to its clients. As a core part of the investment process, Fund Managers will endeavour to establish a dialogue with management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

IP considers that shareholder activism is fundamental to good Corporate Governance. Whilst this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met.

One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote shares, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients. As a result of these two factors, IP will tend to vote on all UK and European shares, but to vote on a more selective basis on other shares. (See Appendix I — Voting on non-UK/European shares)

IP considers that the voting rights attached to its clients’ investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman. In doing this, IP will have in mind three objectives:
i) To protect the rights of its clients
ii) To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and
iii) To protect the long-term value of its clients’ investments.
It is important to note that, when exercising voting rights, a third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a Board on a particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

IP will exercise actively the voting rights represented by the shares it manages on behalf of its investors.
Note: Share Blocking
Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

3.	Voting Procedures

IP will endeavour to keep under regular review with trustees, depositaries and custodians the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions.

IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). If a stock is on loan and therefore cannot be voted, it will not necessarily be recalled in instances where we would vote with management. Individual IP Fund Managers enter securities lending arrangements at their own discretion and where they believe it is for the potential benefit of their investors.

4.	Dialogue with Companies

IP will endeavour, where practicable in accordance with its investment processes, to enter into a dialogue with companies based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with Company Boards and senior non-Executive Directors, IP will endeavour to cover any matters with particular relevance to shareholder value.

Specifically when considering resolutions put to shareholders, IP will pay attention to the companies’ compliance with the relevant local requirements. In addition, when analysing the company’s prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:
☐	Nomination and audit committees

☐	Remuneration committee and directors’ remuneration

☐	Board balance and structure

☐	Financial reporting principles

☐	Internal control system and annual review of its effectiveness

☐	Dividend and Capital Management policies
5.	Non-Routine Resolutions and Other Topics

These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such would be all SRI issues (i.e. those with social, environmental or ethical connotations), political donations, and any proposal raised by a shareholder or body of shareholders (typically a pressure group).

Apart from the three fundamental voting objectives set out under ‘Responsible Voting’ above, considerations that IP might apply to non-routine proposals will include:
i)	The degree to which the company’s stated position on the issue could affect its reputation and/or sales, or leave it vulnerable to boycott or selective purchasing

ii)	What other companies have done in response to the issue

iii)	Whether implementation would achieve the objectives sought in the proposal

iv)	Whether the matter is best left to the Board’s discretion.
6.	Evaluation of Companies’ Corporate Governance Arrangements

IP will, when evaluating companies’ governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors drawn to their attention.

7.	Disclosure

On request from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that:
(i)	in IP’s discretion, to do so does not conflict with the best interests of other clients and

(ii)	it is understood that IP will not be held accountable for the expression of views within such voting instructions and

(iii)	IP are not giving any assurance nor undertaking any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding 3 months will not normally be provided.
Note:	The record of votes will reflect the voting instruction of the relevant Fund Manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

Appendix I
Voting on non-UK/European shares
When deciding whether to exercise the voting rights attached to its clients’ non-UK/European shares, IP will take into consideration a number of factors. These will include:
– the likely impact of voting on management activity, versus the cost to the client

– the portfolio management restrictions (e.g. share blocking) that may result from voting

– the preferences, where expressed, of clients
Generally, IP will vote on non-UK/European shares by exception only, except where the client or local regulator expressly requires voting on all shares.
Share Blocking
Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

Proxy policy applies to the following:
Invesco Asset Management (Japan) Limited
(Quick Translation)
Internal Rules on Proxy Voting Execution
(Purpose)
Article 1
INVESCO Asset Management (Japan) Limited (referred to as “INVESCO” thereafter) assumes a fiduciary responsibility to vote proxies in the best interest of its trustors and beneficiaries. In addition, INVESCO acknowledges its responsibility as a fiduciary to vote proxies prudently and solely for the purpose of maximizing the economic values of trustors (investors) and beneficiaries. So that it may fulfill these fiduciary responsibilities to trustors (investors) and beneficiaries, INVESCO has adopted and implemented these internal rules reasonably designed to ensure that the business operations of the company to invest are appropriately conducted in the best interest of shareholders and are always monitored by the shareholders.
(Proxy Voting Policy)
Article 2
INVESCO exercises the voting right in the best interest of its trustors and beneficiaries not in the interests of the third parties. The interests of trustors and beneficiaries are defined as the increase of the value of the enterprise or the expansion of the economic value of the shareholders or to protect these values from the impairment.
(Voting Exercise Structure)
Article 3
Please refer to the Article 2 of Proxy Voting basic Policy as per attached.
(Proxy Voting Guidelines)
Article 4
Please refer to Proxy Voting Guidelines (Attachment 2).
(Proxy Voting Process)
Article 5
1. Domestic Equities
(1)	Notification on the shareholder meeting will be delivered to Operations from trustee banks which will be in turn forwarded to the person in charge of equities investment. The instruction shall be handled by Operations.

(2)	The person in charge of equities investment scrutinizes the subjects according to the “Screening Standard” and forward them to the proxy voting committee (“Committee”).

(3)	In case of asking for the outside counsel, to forward our proxy voting guidelines (“Guidelines”) to them beforehand and obtain their advice

(4)	In either case of 2 or 3, the person in charge shall make proposal to the Committee to ask for their “For”, “Against”, “Abstention”, etc.

(5)	The Committee scrutinizes the respective subjects and approves/disapproves with the quorum of two thirds according to the Guidelines.

(6)	In case where as to the subject which the Committee judges as inappropriate according to the Guidelines and/or the subject which cannot obtain the quorum, the Committee will be held again to discuss the subject.
2.	Foreign Equities
(1)	As to the voting exercise of the foreign equities, we shall consider the manners and customs of the foreign countries as well as the costs.

(2)	As to the voting process, the above process of the domestic equities shall be accordingly adjusted and applied.
(Disclosure of Information)
Article 6
In case of the request from the customers, we can disclose the content.
(Voting Record)
Article 7
☐	The Committee preserves the record of Attachment 1 for one year.

☐	The administration office is the Investment Division which shall preserve all the related documents of this voting process.

☐	Operations which handle the instruction shall preserve the instruction documents for 10 years after the termination of the ITM funds or the termination of the investment advisory contracts.
Article 8 and addendum are omitted.

Proxy Voting Basic Policy
1.	Basic Thought on Proxy Voting
•	INVESCO makes efforts to maximize the entrusted assets in terms of fiduciary duties in investing the funds entrusted by the trustors (investors) and the beneficiaries.

•	For the purpose of maximizing the invested assets and the value of the equities, INVESCO always monitors the invested companies to operate appropriately as a shareholder in the best interests of the shareholders.

•	From the above point of view, INVESCO has adopted and implemented this Proxy Voting Basic Policy and Proxy Voting Policy and Procedure to fulfill the proxy voting rights properly.

•	In exercising the proxy voting rights, INVESCO fulfills the voting rights in the benefits of the trustors (investors) and the beneficiaries not in the benefits of the third parties.
2.	Voting Process and Structure
•	INVESCO establishes the Proxy Voting Committee (referred to as “Committee” thereafter) which executes the proxy voting rights.

•	The Committee is composed of the chairman who is designated by Japanese Management Committee (referred to as “J-Mac” thereafter) and the members appointed by the chairman. Persons in charge of Investment Division and Legal & Compliance Division shall be mandatory members.

•	The Committee has been delegated the judgment power to execute the voting right from the J-Mac.

•	The Committee has worked out the subjects according to the pre-determined “Screening Standard” in terms of benefits of the shareholders and executes the voting rights based on the “Proxy Voting Guidelines”.

•	The Committee is occasionally taken the advice from the outside parties according to the “Proxy Voting Guidelines”.

•	The Committee is held on a monthly basis and the result of the voting execution is to be reported to J-Mac on a monthly basis at least.
3.	Screening Standard

For the purpose of efficient voting execution, INVESCO implements the following screening criteria. The companies fallen under this screening criteria shall be scrutinized according to “Voting Guidelines”.
(1)	Quantitative Standard
1)	Low profit margin of operational income and recurrent income for certain periods
2)	Negative Net Assets/Insolvency
3)	Extremely High Dividend Ratios or Low Dividend Ratios
(2)	Qualitative Standard
1)	In breach of the substantial laws or anti-social activities for the past one year
2)	Impairment of the interests of the shareholders for the past one year
(3)	Others
1)	External Auditor’s Audit Report with the limited auditor’s opinion
2)	Shareholders’ proposals
4.	Proxy Voting Guidelines
(1)	General Subjects
1)	Any violation of laws and anti-social activities?
2)	Inappropriate disclosure which impairs the interests of shareholders?

3)	Enough Business Improvement Efforts?

(2)	Subjects on Financial Statements

Any reasonable reasons for Interest Appropriation/Loss Disposal?
(3)	Amendments to Articles of Incorporations, etc.

Any possibility of the limitation to the shareholder’s rights?
(4)	Directors/Statutory Auditors

Appointment of the unqualified person, or inappropriate amount of payment/gifts to the unqualified person?
(5)	Capital Policy/Business Policy

Unreasonable policy in terms of maximization of the shareholders’ interests?
(6)	Others
1)	Shareholder’s Proposals Contribution to the increase of the shareholders’ economic interests?

2)	Appointment of Auditor Any problem of independency?

Voting Screening Criteria & Decision Making Documents	(Attachment 1)

Company Name:	Year	Month
Screening Criteria/Quantitative Criteria (consolidated or (single))

	Yes	No
Consecutive unprofitable settlements for the past 3 years
Consecutive Non dividend payments for the past 3 years
Operational loss for the most recent fiscal year
Negative net assets for the most recent fiscal year
Less than 10% or more than 100% of the dividend ratios for the most recent fiscal year
Screening Criteria/Qualitative Criteria

	Yes	No
Substantial breach of the laws/anti-social activities for the past one year
If Yes, describe the content of the breach of the law/anti-social activities:
Others, especially, any impairment of the value of the shareholders for the past one year
If Yes, describe the content of the impairment of the value of shareholders:
Others

	Yes	No
External Auditor’s report with the limited auditor’s opinion
Shareholder’s proposal

Person in charge of equities investment	Initial	Signature
•	If all Nos → No objection to the agenda of the shareholders’ meeting

•	If one or more Yes ¯ (Person in charge of equities investment shall fill out the blanks below and forward to the Committee)

Proposal on Voting Execution

Reason for judgment

Chairman	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature
Member	For	Against	Initial	Signature

(Attachment 2)
Proxy Voting Guidelines
1.	Purport of Guidelines

Pursuant to Article 2 of Proxy Voting Policy and Procedure, INVESCO has adopted and implemented the following guidelines and hereby scrutinizes and decides the subjects one by one in light of the guidelines.

2.	Guidelines
(1)	General Subjects
1)	Any violation of laws and anti-social activities?
•	To scrutinize and judge respectively the substantial impact over the company’s business operations by the above subjects or the impairment of the shareholders’ economic value.
2)	Inappropriate disclosure which impairs the interests of shareholders?
•	To scrutinize and judge respectively the potential impairment of the shareholder’s economic value.
3)	Enough Business Improvement Efforts?
•	Although the continuous extremely unprofitable and the extremely bad performance, the management is in short of business improvement efforts. To scrutinize and judge respectively the cases.
(2)	Subjects on Financial Statements
1)	Interest Appropriation Plan
(1)	Interest Appropriation Plan (Dividends)
•	To basically approve unless the extremely overpayment or minimum payment of the dividends
(2)	Interest Appropriation Plan (Bonus payment to corporate officers
•	To basically agree but in case where the extremely unprofitable, for example, the consecutive unprofitable and no dividend payments or it is apparent of the impairment of the shareholder’s value, to request to decrease the amount or no bonus payment pay the bonus to the corporate officers without prior assessment.
2)	Loss Disposal Plan To scrutinize and judge respectively
(3)	Amendments to Articles of Incorporation, etc.
1)	Company Name Change/Address Change, etc.

2)	Change of Purpose/Method of Public Announcement

3)	Change of Business Operations, etc.

4)	Change of Stipulations on Shareholders/Shareholders Meeting

5)	Change of Stipulations on Directors/Board of Directors/Statutory Auditors
•	To basically approve however, in case of the possibility of the limitation to the shareholders’ rights, to judge respectively
(4)	Subjects on Corporate Organization
1)	Composition of Board of Directors Meeting, etc
•	To basically approve the introduction of “Committee Installation Company “or “Substantial Asset Control Institution”

•	To basically approve the introduction of the corporate officer institution. Provided, however, that in case where all directors are concurrent with those committee members and the institutions, to basically disagree. In case of the above introduction, to basically disapprove to the decrease of the board members or adjustment of the remuneration.
2)	Appointment of Directors
•	To basically disagree in case where the increase of the board members which is deemed to be overstaffed and no explanatory comments on the increase. In case of 21 or more board members, to respectively judge.

•	To basically disagree the re-appointment of the existing directors in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

•	To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.

3)	Appointment of Outside Directors
•	To basically agree after the confirmation of its independency based on the information obtained from the possible data sources.

•	To basically disagree the decrease in number.

•	To basically disagree the job concurrence of the competitors’ CEO, COO, CFO or concurrence of the outside directors of 4 or more companies.

•	To basically disagree in case of no-independence of the company

•	To basically disagree the extension of the board of directors’ term.
4)	Appointment of Statutory Auditors
•	To basically disagree the appointment of the candidate who is appointed as a director and a statutory auditor by turns.

•	To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.
5)	Appointment of Outside Statutory Auditors
•	To basically disagree in case where the outside statutory auditor is not actually the outside auditor (the officer or employee of the parent company, etc.)

•	To basically disagree in case where the reason of the decrease in the number is not clearly described.

•	To basically agree in case where the introduction of the “Statutory Auditor Appointment Committee” which includes plural outside statutory auditors.
(5)	Officer Remuneration/officer Retirement Allowances
1)	Officer Remuneration
•	To basically disagree the amendment of the officer remuneration (unless the decrease in amount or no payment) in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

•	To basically disagree and scrutinize respectively in case where no sufficient explanation of the substantial increase (10% or more per head), or no decrease of the remuneration amount if the number of the officers decrease.
2)	Officer Retirement Allowance
•	To basically approve

•	To basically disapprove in case where the payment of the allowance to the outside statutory auditors and the outside directors.

•	To basically disapprove in case where the officer resigned or retired during his/her assignment due to the scandal of the breach of the laws and the anti-social activities.

•	To basically disagree in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.
2.	Capital Policy/Business Policy
1)	Acquisition of Own shares
•	To basically approve

•	To basically approve the disposition of the own sharers if the disposition ratio of less than 10% of the total issued shares and the shareholders’ equities. In case of 10% or more, to respectively scrutinize.
2)	Capital Reduction
•	To basically disagree in case where the future growth of the business might be substantially decreased.
3)	Increase of the authorized capital
•	To basically disagree in case of the substantial increase of the authorized capital taking into consideration the dilution of the voting right (10% or more) and incentive.
4)	Granting of the stock options to Directors, Statutory Auditors and Employees
•	To basically approve

•	To basically disagree in case where the substantial dilution of the value of the stocks (the potential dilution ration is to increase 5% of the total issued stock number) will occur and accordingly decrease of the shareholders’ interests.

•	To basically disagree in case where the exercise price is deviated by 10% or more from the market value as of the fiscal year-end

•	To basically disagree the decrease of the exercise price (re-pricing)

•	To basically disagree in case where the exercise term remains less than 1 year.

•	To basically disagree in case the scope of the option granted objectives (transaction counterparties) is not so closely connected with the better performance.
5)	Mergers and Acquisitions
•	To basically disagree in case where the terms and conditions are not advantageous and there is no assessment base by the thirdparty.

•	To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable in comparison with the business strategy.
6)	Business Transfer/Acceptance
•	To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable and extremely unprofitable in comparison with the business strategy.
7)	Capital Increase by the allocation to the thirdparties
•	To basically analyze on a case by case basis

•	Provided, however, that to basically approve in case where the companies under the financial difficulties executes as the restructuring of the business.
(7)	Others
1)	Appointment of Accountant
•	To basically approve

•	To basically disapprove on suspicion of its independency.

•	To scrutinize the subjects in case where the decline of the re-appointment due to the conflict of the audit policy.
2)	Shareholders’ proposal
•	To basically analyze on a case by case basis

•	The basic judgment criterion is the contribution to the increase of the shareholders’ value. However, to basically disapprove in case where to maneuver as a method to resolve the specific social and political problems.

Proxy policy applies to the following:
Invesco Australia Limited
Proxy Voting Policy
1.	Purpose of this Policy

INVESCO recognises its fiduciary obligation to act in the best interests of all clients, be they superannuation trustees, institutional clients, unit-holders in managed investment schemes or personal investors. One way INVESCO represents its clients in matters of corporate governance is through the proxy voting process.

This document sets out INVESCO’s policy in relation to proxy voting. It has been approved by the INVESCO Australia Limited Board.

2.	Scope

This policy applies to all INVESCO portfolios with the following exceptions:
•	“index” or “index like” funds where, due to the nature of the funds, INVESCO will generally abstain from voting;

•	private client or discrete wholesale mandates, where the voting policy has been agreed within the mandate;

•	where investment management of an international fund has been delegated to an overseas AMVESCAP or INVESCO company, proxy voting will rest with that delegated manager.
3.	Policy

In accordance with industry practices and the IFSA standard on proxy voting, our policy is as follows:
•	INVESCO’s overriding principle is that votes will be cast in the best economic interests of investors.

•	INVESCO’s intention is to vote on all Australian Company shareholder resolutions however it recognises that in some circumstances it would be inappropriate to vote, or its vote may be immaterial. INVESCO will generally abstain from voting on “routine” company resolutions (eg approval of financial accounts or housekeeping amendments to Articles of Association or Constitution) unless its clients’ portfolios in aggregate represent a significant proportion of the shareholdings of the company in question (a significant proportion in this context means 5% or more of the market capitalisation of the company).

•	INVESCO will always vote on the following issues arising in company Annual General Meetings where it has the authority to do so on behalf of clients.
o	contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

o	employee and executive share and option schemes;

o	approval of changes of substantial shareholdings;

o	mergers or schemes of arrangement; and

o	approval of major asset sales or purchases.
•	Management agreements or mandates for individually-managed clients will provide direction as to who has responsibility for voting.

•	In the case of existing management agreements which do not contain a provision concerning voting authority or are ambiguous on the subject, INVESCO will not vote until clear instructions have been received from the client.

•	In the case of clients who wish to place special conditions on the delegation of proxy voting powers, INVESCO will endeavour to accommodate those clients’ requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

•	In considering proxy voting issues arising in respect of unit-holders in managed investment schemes, INVESCO will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unit-holders in the scheme as a whole. INVESCO cannot accept instructions from individual unit-holders as to the exercise of proxy voting authority in a particular instance.

•	In order to facilitate its proxy voting process, INVESCO may retain a professional proxy voting service to assist with in-depth proxy research, vote execution, and the necessary record keeping.
4.	Reporting and Disclosure

A written record will be kept of the voting decision in each case, and of the reasons for each decision (including abstentions).

INVESCO will disclose on an annual basis, a summary of its proxy voting statistics on its website as required by IFSA standard No. 13 — Proxy Voting.

5.	Conflicts of Interest

All INVESCO employees are under an obligation to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of clients.

INVESCO acknowledges that conflicts of interest do arise and where a conflict of interest is considered material, INVESCO will not vote until a resolution has been agreed upon and implemented.

Proxy policy applies
to the following:
Invesco Hong Kong Limited
Invesco Hong Kong Limited
PROXY VOTING POLICY
8 April 2004

INTRODUCTION
This policy sets out Invesco’s approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients

Invesco’s proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

1.	GUIDING PRINCIPLES
1.1	Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

1.2	The sole objective of Invesco’s proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.3	Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder’s role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise’s Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.4	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

1.5	Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

2.	PROXY VOTING AUTHORITY
2.1	An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

2.2	An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest — with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco’s role would be both to make voting decisions on clients’ behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

2.3	In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

2.4	Individually-Managed Clients

2.4.1	As a matter of general policy, Invesco believes that unless a client’s mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client’s interests alone.

2.4.2	The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

2.4.3	In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

2.4.4	While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

2.4.5	In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

2.4.6	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

PROXY VOTING AUTHORITY

Individually-Managed Clients
Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.
In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients’ requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.
2.5	Pooled Fund Clients

2.5.1	The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

2.5.2	These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

2.5.3	As in the case of individually-managed clients who delegate their proxy voting authority, Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

2.5.4	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

PROXY VOTING AUTHORITY
Pooled Fund Clients
In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.
Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

3. KEY PROXY VOTING ISSUES
3.1	This section outlines Invesco’s intended approach in cases where proxy voting authority is being exercised on clients’ behalf.

3.2	Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

3.3	Invesco applies two underlying principles. First, our interpretation of ‘material voting issues’ is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ portfolios through investment performance and client service.

3.4	In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

3.5	Portfolio Management Issues — Active Equity Portfolios

3.5.1	While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

3.5.2	In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

3.5.3	Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority — either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

KEY VOTING ISSUES
Major Corporate Proposals
Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.
→ contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

→ approval of changes of substantial shareholdings;

→ mergers or schemes of arrangement; and

→ approval of major asset sales or purchases.

As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.
Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.
Invesco’s approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.
3.6	Administrative Issues

3.6.1	In addition to the portfolio management issues outlined above, Invesco’s proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients’ behalf.

3.6.2	There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

3.6.3	In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

3.6.4	While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

3.6.5	These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company — eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a “yes” vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

3.6.6	Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

KEY PROXY VOTING ISSUES
Administrative Constraints
In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients’ portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.
A significant proportion in this context means 5% or more of the market capitalisation of the company.

4.	INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS
4.1	The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:
4.2	As shown by the diagram, a central administrative role is performed by our Settlement Team, located within the Client Administration section. The initial role of the Settlement Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

4.3	A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

4.4	Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

4.5	The voting decision is then documented and passed back to the Settlement Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Settlement Team logs all proxy voting activities for record keeping or client reporting purposes.

4.6	A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting “season”, when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco’s ability to influence a custodian’s service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

4.7	The following policy commitments are implicit in these administrative and decision-making processes:

INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS
Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.
The voting decision will be made by the Primary Investment Manager responsible for the market in question.
A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.
Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients’ behalf.
Invesco’s ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

5. CLIENT REPORTING
5.1	Invesco will keep records of its proxy voting activities.

5.2	Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

5.2	The following points summarise Invesco’s policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client’s mandate):

CLIENT REPORTING
Where proxy voting authority is being exercised on a client’s behalf, a statistical summary of voting activity will be provided on request as part of the client’s regular quarterly report.
Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

Proxy policy applies to the following:
Invesco Institutional (N.A.), Inc.
Invesco Global Asset Management (N.A.), Inc.
Invesco Senior Secured Management, Inc.
PROXY VOTING POLICIES
AND
PROCEDURES
March, 2009

GENERAL POLICY
     Each of Invesco Institutional (N.A.), Inc. its wholly-owned subsidiaries, and Invesco Global Asset Management (N.A.), Inc. (collectively, “Invesco”), has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, Invesco may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.
     Invesco believes that it has a duty to manage clients’ assets in the best economic interests of its clients and that the ability to vote proxies is a client asset.
     Invesco reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.
PROXY VOTING POLICIES
Voting of Proxies
     Invesco will vote client proxies relating to equity securities in accordance with the procedures set forth below unless a non-ERISA client retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) of an ERISA client retains in writing the right to direct the plan trustee or a third party to vote proxies, or Invesco determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith. In addition, due to the distinct nature of proxy voting for interests in fixed income assets and stable value wrap agreements, the proxies for such fixed income assets and stable value wrap agreements will be voted in accordance with the procedures set forth in the “Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements” section below.
Best Economic Interests of Clients
     In voting proxies, Invesco will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. Invesco endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.
RiskMetrics’ Services
     Invesco has contracted with RiskMetrics Group (“RiskMetrics,” formerly known as ISS), an independent third party service provider, to vote Invesco’s clients’ proxies according to RiskMetrics’ proxy voting recommendations determined by RiskMetrics pursuant to its then-current US Proxy Voting Guidelines, a summary of which can be found at http://www.riskmetrics.com and which are deemed to be incorporated herein. In addition, RiskMetrics will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which Invesco has proxy voting responsibility. On an annual basis, the Proxy Voting Committee will review information obtained from RiskMetrics to ascertain whether RiskMetrics (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interests of Invesco’s clients. This may include a review of RiskMetrics’ Policies, Procedures and Practices Regarding Potential Conflicts of Interest and obtaining information about the work RiskMetrics does for corporate issuers and the payments RiskMetrics receives from such issuers.
     Custodians forward to RiskMetrics proxy materials for clients who rely on Invesco to vote proxies. RiskMetrics is responsible for exercising the voting rights in accordance with the RiskMetrics proxy voting guidelines. If Invesco receives proxy materials in connection with a client’s account where the client has, in writing, communicated to Invesco that the client, plan fiduciary or other third party has reserved the right to vote proxies, Invesco will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where Invesco, or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has engaged RiskMetrics to provide the proxy analyses, vote recommendations and voting of proxies.

     In the event that (i) RiskMetrics recuses itself on a proxy voting matter and makes no recommendation or (ii) Invesco decides to override the RiskMetrics vote recommendation, the Proxy Committee will review the issue and direct RiskMetrics how to vote the proxies as described below.
Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements
     Some of Invesco’s fixed income clients hold interests in preferred stock of companies and some of Invesco’s stable value clients are parties to wrap agreements. From time to time, companies that have issued preferred stock or that are parties to wrap agreements request that Invesco’s clients vote proxies on particular matters. RiskMetrics does not currently provide proxy analysis or vote recommendations with respect to such proxy votes. Therefore, when a particular matter arises in this category, the investment team responsible for the particular mandate will review the matter and make a recommendation to the Proxy Manager as to how to vote the associated proxy. The Proxy Manager will complete the proxy ballots and send the ballots to the persons or entities identified in the ballots.
Proxy Committee
     The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate and who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote of those members in attendance at a meeting called for the purpose of determining how to vote a particular proxy. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of Invesco. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.
     The Proxy Manager shall call for a meeting of the Proxy Committee (1) when override submissions are made; and (2) in instances when RiskMetrics has recused itself or has not provided a vote recommendation with respect to an equity security. At such meeting, the Proxy Committee shall determine how proxies are to be voted in accordance with the factors set forth in the section entitled “Best Economic Interests of Clients,” above.
     The Proxy Committee also is responsible for monitoring adherence to these procedures, evaluating industry trends in proxy voting and engaging in the annual review described in the section entitled “RiskMetrics’ Services,” above.
Recusal by RiskMetrics or Failure of RiskMetrics to Make a Recommendation
     When RiskMetrics does not make a recommendation on a proxy voting issue or recuses itself due to a conflict of interest, the Proxy Committee will review the issue and determine whether Invesco has a material conflict of interest as determined pursuant to the policies and procedures outlined in the “Conflicts of Interest” section below. If Invesco determines it does not have a material conflict of interest, Invesco will direct RiskMetrics how to vote the proxies. If Invesco determines it does have a material conflict of interest, the Proxy Committee will follow the policies and procedures set forth in such section.
Override of RiskMetrics’ Recommendation
     There may be occasions where Invesco investment personnel, senior officers or a member of the Proxy Committee seek to override a RiskMetrics recommendation if they believe that a RiskMetrics recommendation is not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with a RiskMetrics recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the RiskMetrics recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee along with the certification attached as Appendix A hereto. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the RiskMetrics voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed any conflict of interest.
Proxy Committee Meetings

     When a Proxy Committee Meeting is called, whether because of a RiskMetrics recusal or request for override of a RiskMetrics recommendation, the Proxy Committee shall request from the Chief Compliance Officer as to whether any Invesco person has reported a conflict of interest.
     The Proxy Committee shall review the report from the Chief Compliance Officer to determine whether a real or perceived conflict of interest exists, and the minutes of the Proxy Committee shall:
(1)	describe any real or perceived conflict of interest,

(2)	determine whether such real or perceived conflict of interest is material,

(3)	discuss any procedure used to address such conflict of interest,

(4)	report any contacts from outside parties (other than routine communications from proxy solicitors), and

(5)	include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.
     Based on the above review and determinations, the Proxy Committee will direct RiskMetrics how to vote the proxies as provided herein.
Certain Proxy Votes May Not Be Cast
     In some cases, Invesco may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients, some of which may be related to requirements of having a representative in person attend the proxy meeting. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. Invesco typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. Invesco will not vote if it determines that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of Invesco.
Proxy Voting Records
     The proxy voting statements and records will be maintained by the Proxy Manager on-site (or accessible via an electronic storage site of RiskMetrics) for the first two (2) years. Copies of the proxy voting statements and records will be maintained for an additional five (5) years by Invesco (or will be accessible via an electronic storage site of RiskMetrics). Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.
CONFLICTS OF INTEREST
Procedures to Address Conflicts of Interest and Improper Influence
     In order to avoid voting proxies in circumstances where Invesco or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has contracted with RiskMetrics to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by RiskMetrics, each vote recommendation provided by RiskMetrics to Invesco shall include a representation from RiskMetrics that RiskMetrics has no conflict of interest with respect to the vote. In instances where RiskMetrics has recused itself or makes no recommendation on a particular matter, or if an override submission is requested, the Proxy Committee shall determine how the proxy is to be voted and instruct the Proxy Manager accordingly, in which case the conflict of interest provisions discussed below shall apply.
     In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between Invesco, as the investment manager, and Invesco’s clients. For each director, officer and employee of Invesco (“Invesco person”), the interests of Invesco’s clients must come first, ahead of the interest of Invesco and any Invesco person, including Invesco’s affiliates. Accordingly, no Invesco person may put “personal benefit,” whether tangible or intangible, before the interests of clients of Invesco or otherwise take advantage of the relationship with Invesco’s clients. “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of Invesco, as appropriate. It is imperative that each Invesco person avoid any situation that might compromise, or call into question, the exercise of fully independent judgment that is in the interests of Invesco’s clients.
     Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist if Invesco has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Additional examples of situations where a conflict may exist include:
▪	Business Relationships — where Invesco manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

▪	Personal Relationships — where an Invesco person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

▪	Familial Relationships — where an Invesco person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).
     In the event that the Proxy Committee determines that Invesco (or an affiliate) has a material conflict of interest, the Proxy Committee will not take into consideration the relationship giving rise to the conflict of interest and shall, in its sole discretion, either (a) decide to vote the proxies pursuant to RiskMetrics’ general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact Invesco’s client(s) for direction as to how to vote the proxies.
     In the event an Invesco person has a conflict of interest and has knowledge of such conflict of interest, it is the responsibility of such Invesco person to disclose the conflict to the Chief Compliance Officer. When a Proxy Committee meeting is called, the Chief Compliance Officer will report to the Proxy Committee all real or potential conflicts of interest for the Proxy Committee to review and determine whether such conflict is material. If the Proxy Committee determines that such conflict is material and involves a person involved in the proxy voting process, the Proxy Committee may require such person to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how Invesco should vote such proxy. An Invesco person will not be considered to have a material conflict of interest if the Invesco person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote.
     In order to ensure compliance with these procedures, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any Invesco person who submits a RiskMetrics override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

     In addition, members of the Proxy Committee must notify Invesco’s Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence exerted by any Invesco person or by an affiliated company’s representatives with regard to how Invesco should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the Invesco Risk Management Committee. In the event that it is determined that improper influence was exerted, the Risk Management Committee will determine the appropriate action to take, which actions may include, but are not limited to, (1) notifying the affiliated company’s Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and cooperating fully with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interests of clients.

APPENDIX A
ACKNOWLEDGEMENT AND CERTIFICATION
     I acknowledge that I have read the Invesco Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the Invesco Chief Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

Print Name

Date	Signature

Proxy Voting

Policy Number: B-6	Effective Date: May 1, 2001	Revision Date: January 2009
Purpose and Background
In its trusteeship and management of mutual funds, Invesco Trimark acts as fiduciary to the unitholders and must act in their best interests.
Application
Invesco Trimark will make every effort to exercise all voting rights with respect to securities held in the mutual funds that it manages in Canada or to which it provides sub-advisory services, including a Fund registered under and governed by the US Investment Company Act of 1940, as amended (the “US Funds”) (collectively, the “Funds”). Proxies for the funds distributed by Invesco Trimark and managed by an affiliate or a third party (a “Sub-Advisor”) will be voted in accordance with the Sub-Advisor’s policy, unless the sub-advisory agreement provides otherwise.
The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund. Portfolio managers must vote proxies in accordance with the Invesco Trimark Proxy Voting Guidelines (the Guidelines), as amended from time to time, a copy of which is attached to this policy.
When a proxy is voted against the recommendation of the publicly traded company’s Board, the portfolio manager will provide to the Chief Investment Officer (“CIO”) or designate the reasons in writing for any vote in opposition to management’s recommendation.
Invesco Trimark may delegate to a third party the responsibility to vote proxies on behalf of all or certain Funds, in accordance with the Guidelines.
Records Management
The Invesco Trimark Investment Operations department will endeavour to ensure that all proxies and notices are received from all issuers on a timely basis, and will maintain for all Funds:
•	A record of all proxies received;

•	a record of votes cast;

•	a copy of the reasons for voting against management; and for the US Funds

•	the documents mentioned above; and

•	a copy of any document created by Invesco Trimark that was material to making a decision how to vote proxies on behalf of a U.S. Fund and that memorializes the basis of that decision.
Invesco Trimark has a dedicated person ( “Administrator”) who manages all proxy voting materials. Proxy voting circulars for all companies are received electronically through an external service provider. Circulars for North American companies and ADRs are generally also received in paper format.
Once a circular is received, the Administrator verifies that all shares and Funds affected are correctly listed. The Administrator then gives a copy of the proxy ballot to each affected portfolio manager and maintains a tracking list to ensure that all proxies are voted within the prescribed deadlines.

Once voting information has been received from the portfolio managers, voting instructions are sent electronically to the service provider who then forwards the instructions to the appropriate proxy voting agent or transfer agent. The external service provider retains on behalf of Invesco Trimark a record of the votes cast and agrees to provide Invesco Trimark with a copy of proxy records promptly upon request. The service provider must make all documents available to Invesco Trimark for a period of 7 years. In the event that Invesco Trimark ceases to use an external service provider, all documents would be maintained and preserved in an easily accessible place i) for a period of 2 years where Invesco Trimark carries on business in Canada and ii) for a period of 5 years thereafter at the same location or at any other location.
Reporting
The CIO will report on proxy voting to the Fund Boards on an annual basis with respect to all funds managed in Canada or distributed by Invesco Trimark and managed by a Sub-Advisor. The CIO will report on proxy voting to the Board of Directors of the US Funds as required from time to time.
In accordance with National Instrument 81-106 (NI 81-106), proxy voting records for all Canadian mutual funds for years ending June 30th are posted on Invesco Trimark’s website no later than August 31st of each year.
The Invesco Trimark Compliance department will review the proxy voting records held by Invesco Trimark on an annual basis to confirm that proxy voting records are posted by the August 31st deadline under NI 81-106. A summary of the review will be retained onsite for 2 years and thereafter offsite for 5 years with a designated records maintenance firm.

INVESCO TRIMARK
PROXY VOTING GUIDELINES
Purpose
The purpose of this document is to describe Invesco Trimark’s general guidelines for voting proxies received from companies held in Invesco Trimark’s Toronto-based funds. Proxy voting for the funds managed on behalf of Invesco Trimark on a sub-advised basis (i.e. by other Invesco business units or on a third party basis) are subject to the proxy voting policies & procedures of those other entities. As part of its regular due diligence, Invesco Trimark will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.
Introduction
Invesco Trimark has the fiduciary obligation to ensure that the long-term economic best interest of unitholders is the key consideration when voting proxies of portfolio companies.
The default is to vote with the recommendation of the publicly traded company’s Board.
As a general rule, Invesco Trimark shall vote against any actions that would:
•	reduce the rights or options of shareholders,

•	reduce shareholder influence over the board of directors and management,

•	reduce the alignment of interests between management and shareholders, or

•	reduce the value of shareholders’ investments.
At the same time, since Invesco Trimark’s Toronto-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the positions of a company’s board of directors. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of the company’s board of directors.
While Invesco Trimark’s proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.
These guidelines may be amended from time to time.
Conflicts of Interest
When voting proxies, Invesco Trimark’s portfolio managers assess whether there are material conflicts of interest between Invesco Trimark’s interests and those of unitholders. A potential conflict of interest situation may include where Invesco Trimark or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm Invesco Trimark’s relationship with the company. In all situations, the portfolio managers will not take Invesco Trimark’s relationship with the company into account, and will vote the proxies in the best interest of the unitholders. To the extent that a portfolio manager has any personal conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report to the CIO any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process. The CIO will report any conflicts of interest to the Trading Committee and the Independent Review Committee on an annual basis.

I BOARDS OF DIRECTORS
We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company’s home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.
Voting on Director Nominees in Uncontested Elections
Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:
•	Long-term company performance relative to a market index,

•	Composition of the board and key board committees,

•	Nominee’s attendance at board meetings,

•	Nominee’s time commitments as a result of serving on other company boards,

•	Nominee’s investments in the company,

•	Whether the chairman is also serving as CEO, and

•	Whether a retired CEO sits on the board.
Voting on Director Nominees in Contested Elections
Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:
•	Long-term financial performance of the target company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions.
Majority Threshold Voting for Director Elections
We will generally vote for proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate and timely response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.
Reimbursement of Proxy Solicitation Expenses
Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.
Separating Chairman and CEO
Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:
•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

•	Majority of independent directors;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of outside directors; and

•	Established governance guidelines.
Majority of Independent Directors
While we generally support shareholder proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.
We generally vote for shareholder proposals that request that the board’s audit, compensation, and/or nominating committees be composed exclusively of independent directors.
Stock Ownership Requirements
We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.
We generally vote for proposals that require a certain percentage of a director’s compensation to be in the form of common stock.
Size of Boards of Directors
We believe that the number of directors is important to ensuring the board’s effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.
While we will prefer a board of no fewer than 5 and no more than 16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.
Classified or Staggered Boards
In a classified or staggered board, directors are typically elected in two or more “classes”, serving terms greater than one year.
We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.
Director Indemnification and Liability Protection
We recognize that many individuals may be reluctant to serve as corporate directors if they were to be personally liable for all lawsuits and legal costs. As a result, limitations on directors’ liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote for proposals that limit directors’ liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the corporation and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.
II AUDITORS
A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.
Ratification of Auditors
We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.
We generally vote for the reappointment of the company’s auditors unless:
•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises their independence.
Disclosure of Audit vs. Non-Audit Fees
Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.
There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.
III COMPENSATION PROGRAMS
Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers and directors and is reasonable on the whole.
While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some of the more common features of these programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):
Cash Compensation and Severance Packages
We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.
Equity Based Plans — Dilution
We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive. The CIO will require a written explanation any time a portfolio manager votes against an equity-based plans.

Employee Stock Purchase Plans
We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.
Loans to Employees
We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a case-by-case basis.
Stock Option Plans — Board Discretion
We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.
Stock Option Plans — Inappropriate Features
We will generally vote against plans that have any of the following structural features:
•	ability to re-price “underwater” options without shareholder approval,

•	ability to issue options with an exercise price below the stock’s current market price,

•	ability to issue “reload” options, or

•	automatic share replenishment (“evergreen”) features.
Stock Option Plans — Director Eligibility
While we prefer stock ownership by directors, we will support stock option plans for directors as long as the terms and conditions of director options are clearly defined
Stock Option Plans — Repricing
We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.
Stock Option Plans — Vesting
We will vote against stock option plans that are 100% vested when granted.
Stock Option Plans — Authorized Allocations
We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.
Stock Option Plans — Change in Control Provisions
We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.
IV CORPORATE MATTERS
We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers & acquisitions on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.

Common Stock Authorization
We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.
Dual Class Share Structures
Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.
We will generally vote against proposals to create or extend dual class share structures where certain stockholders have superior or inferior voting rights to another class of stock.
Stock Splits
We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.
Reverse Stock Splits
We will vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.
Share Repurchase Programs
We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.
Reincorporation
Reincorporation involves re-establishing the company in a different legal jurisdiction.
We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will not be supported if solely as part of an anti-takeover defense or as a way to limit directors’ liability.
Mergers & Acquisitions
We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:
•	will result in financial and operating benefits,

•	have a fair offer price,

•	have favourable prospects for the combined companies, and

•	will not have a negative impact on corporate governance or shareholder rights.
V SOCIAL RESPONSIBILITY
We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.
We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.

We support efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.
VI SHAREHOLDER PROPOSALS
Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:
•	the proposal’s impact on the company’s short-term and long-term share value,

•	its effect on the company’s reputation,

•	the economic effect of the proposal,

•	industry and regional norms applicable to the company,

•	the company’s overall corporate governance provisions, and

•	the reasonableness of the request.
We will generally support shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:
•	the company has failed to adequately address these issues with shareholders,

•	there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

•	the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.
We will generally not support shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.
Ordinary Business Practices
We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.
Protection of Shareholder Rights
We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.
Barriers to Shareholder Action
We will generally vote for proposals to lower barriers to shareholder action.
Shareholder Rights Plans
We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.
VII OTHER
We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.
We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).

APPENDIX F
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. Prior to the date of this SAI, the Funds had not yet commenced operations and, therefore, the Funds did not have any shareholders
Management Ownership
     Because the Funds are new, as of December 31, 2009, the trustees and officers as a group owned less than 1% of the shares outstanding of each Fund.

APPENDIX G
MANAGEMENT FEES
     Because the Funds are new, no management fees have been paid.

APPENDIX H
PORTFOLIO MANAGERS
Portfolio Manager Fund Holdings and Information on Other Accounts Managed
     Invesco’s portfolio managers develop investment models which are used in connection with the management of certain AIM Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following information is as of the date indicated in parentheses adjacent to the Fund name.

		Other Registered		Other Pooled
	Dollar Range	Investment Companies		Investment Vehicles		Other Accounts
	of	managed (assets in		Managed (assets in		Managed (assets in
	Investments	millions)		millions)		millions)
Portfolio	in Each	Number of		Number of		Number of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Alternative Opportunities Fund (December 31, 2009)

Mark Ahnrud	None	8	$410.7	9	$1,594.8	13	$1,445.9
Chris Devine	None	8	$410.7	9	$1,594.8	13	$1,445.9
Scott Hixon	None	8	$410.7	9	$1,594.8	13	$1,445.9
Scott Wolle	None	8	$410.7	9	$1,594.8	13	$1,445.9
Christian Ulrich	None	8	$410.7	9	$1,594.8	13	$1,445.9

Invesco Commodities Strategy Fund (July 31, 2009)

[Chris Callan	None	4	$177.3	12	$743.7	None	None
Ben Linnecar	None	1	$45.4	None	None	None	None
Rachel Madeiros	None	1	$45.4	None	None	None	None
Justin Simpson	None	4	$177.3	6	$18	None	None]

Invesco FX Alpha Plus Strategy Fund (October 31, 2008)

[Chris Callan	None	16	$1,800	None	None	None	None

[1]	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

		Other Registered		Other Pooled
	Dollar Range	Investment Companies		Investment Vehicles		Other Accounts
	of	managed (assets in		Managed (assets in		Managed (assets in
	Investments	millions)		millions)		millions)
Portfolio	in Each	Number of		Number of		Number of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Arunabh Mukherjee	None	13	$1,800	None	None	None	None
Justin Simpson	None	5	$65.1	None	None	None	None]

Invesco FX Alpha Strategy Fund (October 31, 2008)

[Chris Callan	None	16	$1,800	None	None	None	None
Arunabh Mukherjee	None	13	$1,800	None	None	None	None
Justin Simpson	None	5	$65.1	None	None	None	None]

Invesco Global Advantage Fund (July 31, 2009)

[Carlos Garcia-Tunon	None	3	$184.8	None	None	None	None
Eve Glatt	None	3	$184.8	None	None	None	None
Eddie Ramos	None	3	$184.8	None	None	None	None]

Invesco Global Dividend Growth Securities Fund (March 31, 2009)

[Jean Beaubois	None	5	$769.9	15	$726.7	11	$1,100
Nathalie Degans	None	5	$769.9	15	$726.7	11	$1,100]

Invesco Health Sciences Fund (July 31, 2009)

[Helen Krause	None	9	$1,200	None	None	1	$170
Michael Nolan	None	9	$1,200	None	None	None	None
Arthur Robb	None	9	$1,200	None	None	None	None

Invesco International Growth Equity Fund (December 31, 2009)

Shuxin (Steve) Cao	None	13	$9,896.4	1	$203.3	4,046 [2]	$1,441.5 [2]
Matthew Dennis	None	10	$8,018.3	5	$358.3	4,045 [2]	$1,314.0 [2]
Jason Holzer	None	13	$9,232.5	9	$3,302.7	4,046 [2]	$1,441.5 [2]
Clas G. Olsson	None	11	$8,192.2	10	$3,309.8	4,046 [2]	$1,441.5 [2]

[2]	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain AIM Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

		Other Registered		Other Pooled
	Dollar Range	Investment Companies		Investment Vehicles		Other Accounts
	of	managed (assets in		Managed (assets in		Managed (assets in
	Investments	millions)		millions)		millions)
Portfolio	in Each	Number of		Number of		Number of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Barrett Sides	None	11	$7,735.9	4	$405.9	4,046 [2]	$1,441.5	[2]

Invesco Pacific Growth Fund (October 31, 2008)

Paul Chan[3]	None	None	None	35	$2,904.9	35	$1,114.4
[Kunihiko Sugio	None	5	$1,400	5	$29.6	21	$3,800	]

Invesco Van Kampen Emerging Markets Fund December 31, 2009)

Shuxin (Steve) Cao	None	13	$9,896.4	1	$203.3	4,046 [2]	$1,441.5	[2]
Borge Endresen	None	5	$3,468.6	2	$154.4	None	None
Mark Jason	None	2	$1,719.9	None	None	None	None

Invesco Van Kampen Global Bond Fund (December 31, 2009)

Russel Matthews	None	1	$78.5	6	$1,351.4	1	$67.0
Mark Nash	None	1	$78.5	1	$45.0	3	$360.0

Invesco Van Kampen Global Equity Allocation Fund (December 31, 2009)

Ingrid Baker	None	2	$450.1	8	$1,155.9	78	$8,756.6
W. Lindsay Davidson	None	2	$450.1	8	$1,155.9	78	$8,756.6
Erik Granade	None	2	$450.1	8	$1,155.9	78	$8,756.6
Sargent McGowan	None	2	$450.1	8	$1,155.9	78	$8,756.6
Anuja Singha	None	2	$450.1	8	$1,155.9	78	$8,756.6

Invesco Van Kampen Global Franchise Fund (December 31, 2009)

Ingrid Baker	None	2	$450.1	8	$1,155.9	78	$8,756.6
W. Lindsay Davidson	None	2	$450.1	8	$1,155.9	78	$8,756.6
Erik Granade	None	2	$450.1	8	$1,155.9	78	$8,756.6
Sargent McGowan	None	2	$450.1	8	$1,155.9	78	$8,756.6
Anuja Singha	None	2	$450.1	8	$1,155.9	78	$8,756.6

Invesco Van Kampen Global Tactical Asset Allocation Fund (December 31, 2009)

Mark Ahnrud	None	8	$410.7	9	$1,594.8	13	$1,445.9

[3]	The information reflected for the Invesco Pacific Growth Fund for Mr. Chan is as of December 31, 2009.

		Other Registered		Other Pooled
	Dollar Range	Investment Companies		Investment Vehicles		Other Accounts
	of	managed (assets in		Managed (assets in		Managed (assets in
	Investments	millions)		millions)		millions)
Portfolio	in Each	Number of		Number of		Number of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Chris Devine	None	8	$410.7	9	$1,594.8	13		$1,445.9
Scott Hixon	None	8	$410.7	9	$1,594.8	13		$1,445.9
Scott Wolle	None	8	$410.7	9	$1,594.8	13		$1,445.9
Christian Ulrich	None	8	$410.7	9	$1,594.8	13		$1,445.9

Invesco Van Kampen International Advantage Fund (August 31, 2009)

[Carlos Garcia-Tunon	None	2	$200	None	None	None		None
Eve Glatt	None	2	$200	None	None	None		None
Eddie Ramos	None	2	$200	None	None	None		None]

Invesco Van Kampen International Growth Fund (December 31, 2009)

Shuxin (Steve) Cao	None	13	$9,896.4	1	$203.3	4,046	[2]	$1,441.5	[2]
Matthew Dennis	None	10	$8,018.3	5	$358.3	4,045	[2]	$1,314.0	[2]
Jason Holzer	None	13	$9,232.5	9	$3,302.7	4,046	[2]	$1,441.5	[2]
Clas G. Olsson	None	11	$8,192.2	10	$3,309.8	4,046	[2]	$1,441.5	[2]
Barrett Sides	None	11	$7,735.9	4	$405.9	4,046	[2]	$1,441.5	[2]
Potential Conflicts of Interest
     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:
➢	The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

➢	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

➢	The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

➢	Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.
     The Adviser, each Sub-Adviser and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Description of Compensation Structure
For the Adviser and each affiliated Sub-Adviser:
     The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:
     Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.
     Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for the Adviser and each of the Sub-Adviser’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e., investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
     Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.
     Table 1

Sub-Adviser	Performance time period[4]
Invesco (except Invesco Real Estate U.S.)[5] Invesco Australia Invesco Deutschland	One-, Three- and Five-year performance against Fund peer group.

Invesco- Invesco Real Estate U.S.	N/A

Invesco Senior Secured	N/A

Invesco Trimark[5]	One-year performance against Fund peer group. Three- and Five-year performance against entire universe of Canadian funds.

Invesco Hong Kong[5] Invesco Asset Management	One- and Three-year performance against Fund peer group.

Invesco Japan	One-, Three- and Five-year performance against the appropriate Micropol benchmark.
     Invesco– Invesco Real Estate U.S.’s bonus is based on net operating profits of Invesco- Invesco Real Estate U.S.
     Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
     High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
     Equity-Based Compensation. Portfolio managers may be granted an award that allows them to select receipt of shares of certain AIM Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.
     Portfolio managers also participate in benefit plans and programs available generally to all employees.

[4]	Rolling time periods based on calendar year-end.

[5]	Portfolio managers may be granted a short-term award that vests on a pro-rata basis over a four-year period and final payments are based on the performance of eligible funds selected by the portfolio manager at the time the award is granted.

APPENDIX I
ADMINISTRATIVE SERVICES FEES
Because the Funds are new, no administrative services fees have been paid.

APPENDIX J
BROKERAGE COMMISSIONS
Because the Funds are new, no brokerage commissions have been paid.

APPENDIX K
DIRECTED BROKERAGE (RESEARCH SERVICES)
Because the Funds are new, no research services have been purchased.
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS
Because the Funds are new, no securities have been purchased.

K-1

APPENDIX L
PURCHASE, REDEMPTION AND PRICING OF SHARES
Transactions through Financial Intermediaries
          If you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility standards to invest in funds with limited offering status and different eligibility standards to exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts; (iii) system inability to provide Letter of Intent privileges; and (iv) different annual amounts (less than 12%) subject to withdrawal under a Systematic Redemption Plan without being subject to a contingent deferred sales charge. The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage excessive or short-term trading. The financial intermediary through whom you are investing may also choose to impose a redemption fee that has different characteristics, which may be more or less restrictive, than the redemption fee currently imposed on certain Funds.
          If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a retirement plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.
Purchase and Redemption of Shares
Purchases of Class A Shares, Class A2 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund
          Initial Sales Charges. Each Fund is grouped into one of four categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate Invesco Aim Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds’ shares. You may also be charged a transaction or other fee by the financial intermediary managing your account.
          Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.
Category I Funds

AIM Asia Pacific Growth Fund	AIM Technology Fund
AIM Balanced-Risk Allocation Fund	AIM Trimark Endeavor Fund
AIM Basic Balanced Fund	AIM Trimark Fund
AIM Basic Value Fund	AIM Trimark Small Companies Fund
AIM Capital Development Fund	AIM Utilities Fund
AIM Charter Fund	Invesco Alternative Opportunities Fund
AIM China Fund	Invesco Balanced Fund
AIM Conservative Allocation Fund	Invesco Commodities Strategy Fund
AIM Constellation Fund	Invesco Convertible Securities Fund
AIM Developing Markets Fund	Invesco Dividend Growth Securities Fund
AIM Diversified Dividend Fund	Invesco Equally-Weighted S&P 500 Fund
AIM Dynamics Fund	Invesco Fundamental Value Fund

AIM Energy Fund	Invesco Global Advantage Fund
AIM European Growth Fund	Invesco Global Dividend Growth Securities Fund
AIM European Small Company Fund	Invesco Health Sciences Fund
AIM Financial Services Fund	Invesco International Growth Equity Fund
AIM Global Core Equity Fund	Invesco Large Cap Relative Value Fund
AIM Global Equity Fund	Invesco Mid-Cap Value Fund
AIM Global Growth Fund	Invesco Pacific Growth Fund
AIM Global Health Care Fund	Invesco S&P 500 Index Fund
AIM Global Real Estate Fund	Invesco Small-Mid Special Value Fund
AIM Global Small & Mid Cap Growth Fund	Invesco Technology Sector Fund
AIM Gold & Precious Metals Fund	Invesco U.S. Mid Cap Value Fund
AIM Growth Allocation Fund	Invesco U.S. Small Cap Value Fund
AIM Income Allocation Fund	Invesco U.S. Small/Mid Cap Value Fund
AIM Balanced-Risk Retirement Now Fund	Invesco Special Value Fund
AIM Balanced-Risk Retirement 2010 Fund	Invesco Value Fund
AIM Balanced-Risk Retirement 2020 Fund	Invesco Value II Fund
AIM Balanced-Risk Retirement 2030 Fund	Invesco Van Kampen American Franchise Fund
AIM Balanced-Risk Retirement 2040 Fund	Invesco Van Kampen American Value Fund
AIM Balanced-Risk Retirement 2050 Fund	Invesco Van Kampen Asset Allocation Conservative Fund
AIM International Allocation Fund	Invesco Van Kampen Asset Allocation Growth Fund
AIM International Core Equity Fund	Invesco Van Kampen Asset Allocation Moderate Fund
AIM International Growth Fund	Invesco Van Kampen Capital Growth Fund
AIM International Small Company Fund	Invesco Van Kampen Comstock Fund
AIM Japan Fund	Invesco Van Kampen Core Equity Fund
AIM Large Cap Basic Value Fund	Invesco Van Kampen Emerging Markets Fund
AIM Large Cap Growth Fund	Invesco Van Kampen Enterprise Fund
AIM Leisure Fund	Invesco Van Kampen Equity and Income Fund
AIM Mid Cap Basic Value Fund	Invesco Van Kampen Equity Premium Income Fund
AIM Mid Cap Core Equity Fund	Invesco Van Kampen Global Equity Allocation Fund
AIM Moderate Allocation Fund	Invesco Van Kampen Global Franchise Fund
AIM Moderate Growth Allocation Fund	Invesco Van Kampen Global Tactical Asset Allocation Fund
AIM Moderately Conservative Allocation Fund	Invesco Van Kampen Growth and Income Fund
AIM Multi-Sector Fund	Van Harbor Fund
AIM Real Estate Fund	Invesco Van Kampen International Advantage Fund
AIM Select Equity Fund	Invesco Van Kampen International Growth Fund
AIM Select Real Estate Income Fund	Invesco Van Kampen Leaders Fund
AIM Small Cap Equity Fund	Invesco Van Kampen Mid Cap Growth Fund
AIM Small Cap Growth Fund	Invesco Van Kampen Real Estate Securities Fund
AIM Structured Core Fund	Invesco Van Kampen Small Cap Growth Fund
AIM Structured Growth Fund	Invesco Van Kampen Small Cap Value Fund
AIM Structured Value Fund	Invesco Van Kampen Technology Fund
AIM Summit Fund	Invesco Van Kampen Utility Fund
Invesco Van Kampen Value Opportunities Fund

			Dealer
	Investor’s Sales Charge		Concession
	As a	As a	As a
	Percentage	Percentage	Percentage
	of the Public	of the Net	of the Public
Amount of Investment in	Offering	Amount	Offering
Single Transaction	Price	Invested	Price
Less than $50,000	5.50	5.82	5.00
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.75	2.83	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
Category II Funds
AIM Core Bond Fund
AIM Core Plus Bond Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund
AIM International Total Return Fund
AIM Municipal Bond Fund
AIM U.S. Government Fund
Invesco California Tax-Free Income Fund
Invesco FX Alpha Plus Strategy Fund
Invesco High Yield Securities Fund
Invesco Municipal Fund
Invesco New York Tax-Free Income Fund
Invesco Tax-Exempt Securities Fund
Invesco Van Kampen California Insured Tax Free Fund
Invesco Van Kampen Core Plus Fixed Income Fund
Invesco Van Kampen Corporate Bond Fund
Invesco Van Kampen Global Bond Fund
Invesco Van Kampen Government Securities Fund
Invesco Van Kampen High Yield Fund
Invesco Van Kampen High Yield Municipal Fund
Invesco Van Kampen Insured Tax Free Income Fund
Invesco Van Kampen Intermediate Term Municipal Income Fund
Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Pennsylvania Tax Free Income Fund
Invesco Van Kampen U.S. Mortgage Fund

			Dealer
	Investor’s Sales Charge		Concession
	As a	As a	As a
	Percentage	Percentage	Percentage
	of the Public	of the Net	of the Public
Amount of Investment in	Offering	Amount	Offering
Single Transaction	Price	Invested	Price
Less than $50,000	4.75%	4.99%	4.25%
$50,000 but less than $100,000	4.25	4.44	4.00
$100,000 but less than $250,000	3.50	3.63	3.25
$250,000 but less than $500,000	2.50	2.56	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
Category III Funds
AIM Limited Maturity Treasury Fund (Class A2 shares only)
AIM Tax-Free Intermediate Fund (Class A2 shares only)

			Dealer
	Investor’s Sales Charge		Concession
	As a	As a	As a
	Percentage	Percentage	Percentage
	of the Public	of the Net	of the Public
Amount of Investment in	Offering	Amount	Offering
Single Transaction	Price	Invested	Price
Less than $100,000	1.00%	1.01%	0.75%
$100,000 but less than $250,000	0.75	0.76	0.50
$250,000 but less than $1,000,000	0.50	0.50	0.40
          As of the close of business on October 30, 2002, Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.
Category IV Funds
AIM Floating Rate Fund
AIM LIBOR Alpha Fund
AIM Short Term Bond Fund
AIM Limited Maturity Treasury Fund (Class A shares only)
AIM Tax-Free Intermediate Fund (Class A shares only)
Invesco FX Alpha Strategy Fund
Invesco Van Kampen Limited Duration Fund

			Dealer
	Investor’s Sales Charge		Concession
	As a	As a	As a
	Percentage	Percentage	Percentage
	of the Public	of the Net	of the Public
Amount of Investment in	Offering	Amount	Offering
Single Transaction	Price	Invested	Price
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.75	%	%
$250,000 but less than $500,000	1.25	%	%
$500,000 but less than $1,000,000	1.00	%	%

          Large Purchases of Class A Shares. Investors who purchase $1,000,000 or more of Class A shares of Category I, II, III or IV Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, III or IV Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I, II or IV Funds, each share will generally be subject to a 1.00% contingent deferred sales charge (“CDSC”) if the investor redeems those shares within 18 months after purchase.
          Invesco Aim Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the Funds may affect total compensation paid.
          Purchases of Class A Shares by Non-Retirement Plans. Invesco Aim Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I, II or IV Funds by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:
Percent of Purchases
1% of the first $2 million
plus 0.80% of the next $1 million
plus 0.50% of the next $17 million
plus 0.25% of amounts in excess of $20 million
          If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a “jumbo accumulation purchase.” With regard to any individual jumbo accumulation purchase, Invesco Aim Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).
          If an investor made a Large Purchase of Class A2 shares of a AIM Limted Maturity Treasury Fund or AIM Tax-Free Intermediate Fund on and after October 31, 2002, and prior to February 1, 2010, and exchanges those shares for Class A shares of a Category I, II or IV Fund, Invesco Aim Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I, II or IV Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.
          Purchases of Class A Shares by Certain Retirement Plans at NAV. For purchases of Class A shares of Category I, II and IV Funds, Invesco Aim Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value (“NAV”) to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan’s purchase of such Class A shares is a new investment (as defined below):
Percent of Purchases
0.50% of the first $20 million
plus 0.25% of amounts in excess of $20 million
          This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and

(ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.
          A “new investment” means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of Fund shares, (ii) an exchange of Fund shares, (iii) the repayment of one or more retirement plan loans that were funded through the redemption of Fund shares, or (iv) money returned from another fund family. If Invesco Aim Distributors pays a dealer concession in connection with a plan’s purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of a Fund. If the applicable dealer of record is unable to establish that a plan’s purchase of Class A shares at NAV is a new investment, Invesco Aim Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.
          With regard to any individual jumbo accumulation purchase, Invesco Aim Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan’s account(s).
          Purchasers Qualifying For Reductions in Initial Sales Charges. As shown in the tables above, purchases of certain amounts of Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as “Qualified Purchasers.”
Definitions
          As used herein, the terms below shall be defined as follows:
•	“Individual” refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

•	“Spouse” is the person to whom one is legally married under state law;

•	“Domestic Partner” is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

•	“Child” or “Children” include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

•	“Parent” is a person’s biological or adoptive mother or father;

•	“Step-child” is the child of one’s Spouse by a previous marriage or relationship;

•	“Step-parent” is the Spouse of a Child’s Parent; and

•	“Immediate Family” includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.
Individuals
•	an Individual (including his or her Spouse or Domestic Partner, and Children);

•	a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

•	a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Employer-Sponsored Retirement Plans
•	a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:
a.	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Funds will not accept separate contributions submitted with respect to individual participants);

b.	each transmittal is accompanied by checks or wire transfers; and

c.	if the Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Aim Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
          How to Qualify For Reductions in Initial Sales Charges. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the Funds.
Letters of Intent
          A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent (“LOI”); and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI.
          The LOI confirms the total investment in shares of the Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:
Calculating the Initial Sales Charge
•	Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” above).

•	It is the purchaser’s responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described below under “Rights of Accumulation” if Invesco Aim Investment Services, Inc., the Funds’ transfer agent (“Transfer Agent”) is advised of all other accounts at the time of the investment.

•	Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI.
Calculating the Number of Shares to be Purchased
•	Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effective date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI.

•	If a purchaser wishes to revise the LOI investment amount upward, he, she or it may submit a written and signed request at anytime prior to the completion of the original LOI. This revision will not change the original expiration date.

•	The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

Fulfilling the Intended Investment
•	By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.
•	To assure compliance with the provisions of the 1940 Act, the Transfer Agent will reserve, in escrow or similar arrangement, in the form of shares, an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those reserved, will be registered in the purchaser’s name. If the total investment specified under this LOI is completed within the 13-month period, the reserved shares will be promptly released.

•	If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, the Transfer Agent will surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.
Canceling the LOI
•	If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to Invesco Aim Distributors or its designee.

•	If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of reserved shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.
Other Persons Eligible for the LOI Privilege
•	The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

•	The LOI privilege is also available to certain grandfathered investors whose account was held in other funds that were merged or otherwise reorganized into the Funds at such dates that letters of intent with the other funds were in effect. The terms of such letters of intent will be fully honored by Invesco Aim Distributors.
LOIs and Contingent Deferred Sales Charges
          All LOIs to purchase $1,000,000 or more of Class A shares of Category I, II and IV Funds are subject to an 18-month, 1% CDSC.
Rights of Accumulation
          A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, Invesco Aim Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the Funds owned by such purchaser, calculated at their then current public offering price.
          If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any Fund with a value of $20,000 and wishes to invest an additional $20,000 in a Fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

          To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.
          Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.
          If an investor’s new purchase of Class A shares of a Category I, II or IV Fund is at net asset value, the newly purchased shares will be subject to a 1% CDSC if the investor redeems them prior to the end of the 18 month holding period.
          Other Requirements For Reductions in Initial Sales Charges. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. Invesco Aim Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the Funds without payment of the applicable sales charge other than to Qualified Purchasers.
          Purchases of Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.
          Purchases of Class A Shares at Net Asset Value. Invesco Aim Distributors permits certain categories of persons to purchase Class A shares of Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the Funds or with Invesco and certain programs for purchase. It is the purchaser’s responsibility to notify Invesco Aim Distributors or its designee of any qualifying relationship at the time of purchase.
          Invesco Aim Distributors believes that it is appropriate and in the Funds’ best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through Invesco Aim Distributors without payment of a sales charge.
          Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:
•	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. This includes any foundation, trust or employee benefit plan maintained by any of the persons listed above;

•	Any current or retired officer, director, or employee (and members of their Immediate Family) of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;
•	Any registered representative or employee of any intermediary who has an agreement with Invesco Aim Distributors to sell shares of the Funds (this includes any members of their Immediate Family);
•	Any investor who purchases shares through an approved fee-based program (this may include any type of account for which there is some alternative arrangement made between the investor and the intermediary to provide for compensation of the intermediary for services rendered in connection with the sale of the shares and maintenance of the customer relationship);

•	Any investor who purchases shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account;

•	Employer-sponsored retirement plans (the “Plan” or “Plans”) that are Qualified Purchasers, as defined above, provided that such Plans:

a.	have assets of at least $1 million; or

b.	have at least 100 employees eligible to participate in the Plan; or

c.	execute multiple plan transactions through a single omnibus account per Fund;
•	“Grandfathered” shareholders as follows:
a.	Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999, who have continuously owned shares of the Funds;

b.	Shareholders of record or discretionary advised clients of any investment adviser holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares and who purchase additional shares of AIM Constellation Fund or AIM Charter Fund, respectively;

c.	Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

d.	A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to a Fund in exchange for shares of a Fund;

e.	Shareholders of the former GT Global funds as of April 30, 1987, who since that date continually have owned shares of one or more of these funds;

f.	Certain former AMA Investment Advisers’ shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

g.	Shareholders of record of Advisor Class shares of a Fund on February 11, 2000, who have continuously owned shares of that Fund, and who purchase additional shares of that Fund; and

h.	Additional purchases of Class A shares by shareholders of record of Class K shares on October 21, 2005, whose Class K shares were converted to Class A shares.
•	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and members of their Immediate Family);

•	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

•	Insurance company separate accounts;

•	Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:
a.	such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

b.	the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

c.	the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
•	Transfers to IRAs that are attributable to Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

•	Rollovers from Invesco held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an Invesco IRA.

          In addition, an investor may acquire shares of any of the Funds at net asset value in connection with:
•	reinvesting dividends and distributions;

•	exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund; as more fully described in the Prospectus;

•	the purchase of shares in connection with the repayment of a retirement plan loan administered by Invesco Aim Investment Services;

•	as a result of a Fund’s merger, consolidation or acquisition of the assets of another Fund;

•	the purchase of Class A shares with proceeds from the redemption of Class B, Class C or Class Y shares where the redemption and purchase are effectuated on the same business day; or

•	when buying Class A shares of AIM Tax-Exempt Cash Fund.

•	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.

•	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.
          Payments to Dealers. Invesco Aim Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with Invesco Aim Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.
          The financial adviser through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In this context, “financial advisers” include any broker, dealer, bank (including bank trust departments), insurance company separate account, transfer agent, registered investment adviser, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Distributors or one or more of its corporate affiliates (collectively, the “Invesco Affiliates”). In addition to those payments, Invesco Affiliates may make additional cash payments to financial advisers in connection with the promotion and sale of shares of the Funds. Invesco Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of underwriting concessions and from payments to Invesco Aim Distributors under Rule 12b-1 plans. In the case of sub-accounting payments, discussed below, Invesco Affiliates will be reimbursed directly by the Funds for such payments. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial adviser, or one or more of its affiliates, may receive payments under more than one or all categories. Most financial advisers that sell shares of the Funds receive one or more types of these cash payments. Financial advisers negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial adviser to another. Invesco Affiliates do not make an independent assessment of the cost of providing such services.
          Certain financial advisers listed below received one or more types of the following payments during the prior calendar year. This list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to financial advisers not listed. Accordingly, please contact your financial adviser to determine whether it currently may be receiving such payments and to obtain further information regarding any such payments.
          Financial Support Payments. Invesco Affiliates make financial support payments as incentives to certain financial advisers to promote and sell shares of the Funds. The benefits Invesco Affiliates receive when they make these payments include, among other things, placing the Funds on the financial adviser’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial adviser’s sales force or to the financial adviser’s management. Financial support payments are sometimes referred to as “shelf space” payments because the payments compensate the financial adviser for including the Funds in its fund sales system (on its “sales shelf”).

Invesco Affiliates compensate financial advisers differently depending typically on the level and/or type of considerations provided by the financial adviser. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based adviser programs – some of which may generate certain other payments described below).
          The financial support payments Invesco Affiliates make may be calculated on sales of shares of the Funds (“Sales-Based Payments”), in which case the total amount of such payments shall not exceed 0.25% (for non-Institutional Class shares) or 0.10% (for Institutional Class shares) of the public offering price of all such shares sold by the financial adviser during the particular period. Such payments also may be calculated on the average daily net assets of the applicable Funds attributable to that particular financial adviser (“Asset-Based Payments”), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Affiliates may pay a financial adviser either or both Sales-Based Payments and Asset-Based Payments.
          Sub-Accounting and Networking Support Payments. Invesco Aim Investment Services, an Invesco Affiliate, acts as the transfer agent for the Funds, registering the transfer, issuance and redemption of Fund shares, and disbursing dividends and other distributions to Funds shareholders. However, many Fund shares are owned or held by financial advisers, as that term is defined above, for the benefit of their customers. In those cases, the Funds often do not maintain an account for the shareholder. Thus, some or all of the transfer agency functions for these accounts are performed by the financial adviser. In these situations, Invesco Affiliates may make payments to financial advisers that sell Fund shares for certain transfer agency services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% (for non-Institutional Class shares) or 0.10% (for Institutional Class shares) of average annual assets of such share classes or $19 per annum per shareholder account (for non-Institutional Class shares only). Invesco Affiliates also may make payments to certain financial advisers that sell Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Invesco Affiliates may make under this category include, among others, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems.
          All fees payable by Invesco Affiliates pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement are charged back to the Funds, subject to certain limitations approved by the Board of the Trust.
          Other Cash Payments. From time to time, Invesco Affiliates, at their expense and out of their own resources, may provide additional compensation to financial advisers which sell or arrange for the sale of shares of a Fund. Such compensation provided by Invesco Affiliates may include payment of ticket charges per purchase or exchange order placed by a financial adviser, one-time payments for ancillary services such as setting up funds on a financial adviser’s mutual fund trading systems, financial assistance to financial advisers that enable Invesco Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial adviser-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”). Invesco Affiliates make payments for entertainment events it deems appropriate, subject to Invesco Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
          Invesco Affiliates are motivated to make the payments described above because they promote the sale of Fund shares and the retention of those investments by clients of financial advisers. To the extent financial advisers sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Affiliates benefit from the incremental management and other fees paid to Invesco Affiliates by the Funds with respect to those assets.

          In certain cases these payments could be significant to the financial adviser. Your financial adviser may charge you additional fees or commissions other than those disclosed in the SAI. You can ask your financial adviser about any payments it receives from Invesco Affiliates or the Funds, as well as about fees and/or commissions it charges. You should consult disclosures made by your financial adviser at the time of purchase.
CERTAIN FINANCIAL ADVISERS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS

1st Global Capital Corporation
1st Partners, Inc.
401k Exchange, Inc.
401k Producer Services
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
AIG Retirement
Advantage Capital Corporation
Advest Inc.
Allianz Life
Allstate
American Portfolios Financial Services Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services, Inc.
APS Financial Corporation
Ascensus
Associated Securities Corporation
AXA Advisors, LLC
The Bank of New York
Bank of America
Bank of Oklahoma
Bear Stearns Securities Corp.
BOSC, Inc.
Branch Banking & Trust Company
Brown Brothers Harriman & Co.
Buck Kwasha Securities LLC
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Cantella & Co., Inc.
Cantor Fitzgerald & Co.
Centennial Bank
Charles Schwab & Company, Inc.
Chase Citibank, N.A.
Citigroup
Citistreet
Comerica Bank
Commerce Bank
Commonwealth Financial Network LPL
Community National Bank
Compass Bank
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.

CPI Qualified Plan Consultants, Inc.
Credit Suisse Securities
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
D.A. Davidson & Company
Daily Access Corporation
Deutsche Bank Securities, Inc.
Dorsey & Company Inc.
Edward Jones & Co.
Equity Services, Inc.
Expertplan
Fidelity
Fifth Third Bank
Fifth Third Securities, Inc.
Financial Data Services Inc.
Financial Network Investment Corporation
Financial Planning Association
Financial Services Corporation
First Clearing Corp.
First Command Financial Planning, Inc.
First Financial Equity Corp.
First Southwest Company
Frost Brokerage Services, Inc.
Frost National Bank
FSC Securities Corporation
Fund Services Advisors, Inc.
Gardner Michael Capital, Inc.
GE Capital Life Insurance Company of New York
GE Life & Annuity Company
Genworth
Genworth Financial Securities Corp.
Glenbrook Life and Annuity Company
Goldman, Sachs & Co.
Great West Life
Guaranty Bank & Trust
Guardian
GunnAllen Financial
GWFS Equities, Inc.
Hare and Company
Hartford
H.D. Vest
Hewitt Financial Services
Hightower Securities, LLC
Hornor, Townsend & Kent, Inc.

Huntington Capital
Huntington National Bank
The Huntington Investment Company
ICMA Retirement Corporation
ING
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Jackson National Life
Jefferson National Life Insurance Company
Jefferson Pilot Securities Corporation
J.M. Lummis Securities
JP Morgan
Kanaly Trust Company
Kemper
LaSalle Bank, N.A.
Lincoln Financial
Loop Capital Markets, LLC
LPL Financial Corp.
M & T Securities, Inc.
M M L Investors Services, Inc.
Marshall & Ilsley Trust Co., N.A.
Mass Mutual
Matrix
Mellon Bank N.A.
Mellon Financial
Mellon Financial Markets
Mercer Trust Company
Merrill Lynch
Metlife
Metropolitan Life
Meyer Financial Group, Inc.
Money Concepts
Morgan Keegan & Company, Inc.
Morgan Stanley

MSCS Financial Services, LLC
Multi-Financial Securities Corporation
Municipal Capital Markets Group, Inc.
Mutual Service Corporation
Mutual Services, Inc.
N F P Securities, Inc.
NatCity Investments, Inc.
National Financial Services Corporation

National Planning Corporation
National Planning Holdings
National Retirement Partners Inc.
Nationwide
New York Life
Next Financial Group, Inc.
NFP Securities Inc.
Northeast Securities, Inc.
Northwestern Mutual Investment Services
OneAmerica Financial Partners Inc.
Oppenheimer & Company, Inc.
Oppenheimer Securities
Oppenheimer Trust Company
Pacific Life
Penn Mutual Life
Penson Financial Services
Pershing
PFS Investments, Inc.
Phoenix Life Insurance Company
Piper Jaffray
Plains Capital Bank
Planco
PNC Bank, N.A.
PNC Capital Markets LLC
Primevest Financial Services, Inc.
Princeton Retirement Group, Inc.
Principal Financial
Proequities, Inc.
Prudential
R B C Dain Rauscher, Inc.
RBC Wealth Management

Raymond James
Ridge Clearing
Robert W. Baird & Co.
Ross Sinclair & Associates LLC
Royal Alliance Associates
Riversource (Ameriprise)
RSBCO
S I I Investments, Inc.
Salomon Smith Barney
Sanders Morris Harris
SCF Securities, Inc.
Scott & Stringfellow, Inc.
Securities America, Inc.
Security Distributors, Inc.
Sentra Securities
Silverton Capital, Corp.
Simmons First Investment Group, Inc.
Smith Barney Inc.
Smith Hayes Financial Services
Southwest Securities
Sovereign Bank
Spelman & Company
State Farm
State Street Bank & Trust Company
Stifel Nicolaus & Company
SunAmerica Securities, Inc.
SunGard
Sun Life SunTrust
SunTrust Robinson Humphrey
SWS Financial Services, Inc.
Symetra Investment Services Inc.

TD Ameritrade
The (Wilson) William Financial Group
TFS Securities, Inc.
Transamerica Capital Inc.
Transamerica Treasury Curve, LLC
Treasury Strategies
T Rowe Price
Trust Management Network, LLC
U.S. Bancorp
UBS Financial Services Inc.
UMB Financial Services, Inc.
Union Bank
Union Bank of California, N.A.
Union Central
United Planners Financial
US Bank
U.S. Bank, N.A.
UVEST
Vanguard Marketing Corp.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
vFinance Investments, Inc.
Vining Sparks IBG, LP
Wachovia Capital Markets, LLC
Wachovia
Wadsworth Investment Co., Inc.
Waterstone Financial Group, Inc.
Wells Fargo
Woodbury Financial Services, Inc.
Zions Bank

Purchases of Class B Shares
          Class B shares shares are sold at net asset value, and are not subject to an initial sales charge; but investors may pay a CDSC if they redeem their shares within a specified number of years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. Invesco Aim Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments are equal to 4.00% of the purchase price, which consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.
Purchases of Class C Shares
          Class C shares are sold at net asset value, and are not subject to an initial sales charge. Investors in Class C shares may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you exchange shares of another Fund that are subject to a CDSC into AIM LIBOR Alpha Fund or AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. Invesco Aim Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Funds (except for Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund) at the time of such sales. Payments with respect to Funds other than AIM Floating Rate Fund will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. Payments with respect to AIM Floating Rate Fund will equal 0.75% of the purchase price and will consist of a sales commission of 0.50% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where Invesco Aim Distributors grants an exemption on particular transactions.
Payments with Regard to Converted Class K Shares
          For Class A shares acquired by a former Class K shareholder (i) as a result of a fund merger; or (ii) as a result of the conversion of Class K shares into Class A shares on October 21, 2005, Invesco Aim Distributors will pay financial intermediaries 0.45% on such Class A shares as follows: (i) 0.25% from the Class A shares’ Rule 12b-1 plan fees; and (ii) 0.20% from Invesco Aim Distributors’ own resources provided that, on an annualized basis for 2005 as of October 21, 2005, the 0.20% exceeds $2,000 per year.
Purchase and Redemption of Class P Shares
          Certain former investors in the AIM Summit Plans I and II may acquire Class P shares at net asset value. Class P shares are not subject to a CDSC. Please see AIM Summit Fund’s Prospectus for details.
Purchases of Class R Shares
          Class R shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. For purchases of Class R shares of Category I, II or IV Funds, Invesco Aim Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which a Fund was offered as an investment option:
Percent of Cumulative Purchases
0.75% of the first $5 million
plus 0.50% of amounts in excess of $5 million
     With regard to any individual purchase of Class R shares, Invesco Aim Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan’s account(s).
Purchases of Class S Shares
     Class S shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12 months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S Shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option. Class S shares have a 12b-1 fee of 0.15%
Purchases of Class Y Shares
     Class Y shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the Prospectus for more information.

Purchases of Institutional Class Shares
          Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the Institutional Class Prospectus for more information.
Exchanges
          Terms and Conditions of Exchanges. Normally, shares of a Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.
          Following the closing of the reorganization of the Morgan Stanley Funds and Van Kampen Funds with and into corresponding funds in the AIM Family of Funds, each shareholder of a Morgan Stanley Fund or Van Kampen Fund that receives Class Y shares of the corresponding AIM Fund pursuant to the reorganization may exchange these shares for Institutional Class shares of the same fund, provided that (1) the shareholder meets the eligibility requirements for investment such Institutional Class shares and (2) the exchange is completed no later than September 30, 2010. Please consult your tax advisor to discuss the tax implications, if any, of an exchange of Class Y shares for Institutional Class shares of the same fund.
Redemptions
          General. Shares of the Funds may be redeemed directly through Invesco Aim Distributors or through any dealer who has entered into an agreement with Invesco Aim Distributors. In addition to the Funds’ obligation to redeem shares, Invesco Aim Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with Invesco Aim Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received in good order. Such an arrangement is subject to timely receipt by Invesco Aim Investment Services, the Funds’ transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by Invesco Aim Distributors (other than any applicable contingent deferred sales charge and any applicable redemption fee) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.
          Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange (“NYSE”) is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.
          Systematic Redemption Plan. A Systematic Redemption Plan permits a shareholder of a Fund to withdraw on a regular basis at least $50 per withdrawal. At the time the withdrawal plan is established, the total account value must be $5,000 or more. Under a Systematic Redemption Plan, all shares are to be held by Invesco Aim Investment Services. To provide funds for payments made under the Systematic Redemption Plan, Invesco Aim Investment Services redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.
          Payments under a Systematic Redemption Plan constitute taxable events. Because such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Also because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.
          Each Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares
          A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I, II and IV Funds, upon the redemption of Class B shares, and Class C shares (no CDSC applies to Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you exchange shares of another Fund that are subject to a CDSC into AIM LIBOR Alpha Fund or AIM Short Term Bond Fund). (In addition, no CDSC applies to Class A2 shares.) See the Prospectus for additional information regarding CDSCs.
          Contingent Deferred Sales Charge Exceptions for Large Purchases of Class A Shares. An investor who has made a Large Purchase of Class A shares of a Category I, II or IV Fund, will not be subject to a CDSC upon the redemption of those shares in the following situations:
•	Redemptions of shares of Category I, II or IV Funds held more than 18 months;

•	Redemptions of shares held by retirement plans, maintained pursuant to Sections 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 401 or 457 of the Code, in cases where (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

•	Redemptions of shares by the investor where the investor’s dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

•	Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

•	Redemptions following the death or post-purchase disability of (i) any registered shareholders on an account or (ii) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability, provided that shares have not been commingled with shares that are subject to CDSC; and

•	Amounts from a monthly, quarterly or annual Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per Fund basis provided the investor reinvests his dividends. At the time the withdrawal plan is established, the total account value must be $5,000 or more.
          Contingent Deferred Sales Charge Exceptions for Class B and C Shares. CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:
•	Additional purchases of Class C shares of AIM International Core Equity Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of AIM International Value Fund, predecessor to AIM International Core Equity Fund, and AIM Real Estate Fund, except that shareholders whose broker-dealers maintain a single omnibus account with Invesco Aim Investment Services on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

•	Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability, provided that shares have not been commingled with shares that are subject to CDSC;

•	Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant’s or beneficiary’s account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

•	Amounts from a monthly or quarterly Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis provided the investor reinvests his dividends. At the time the withdrawal plan is established, the total account value must be $5,000 or more;

•	Liquidation initiated by the Fund when the account value falls below the minimum required account size of $500; and

•	Investment account(s) of Invesco and its affiliates.
     CDSCs will not apply to the following redemptions of Class C shares:
•	A total or partial redemption of shares where the investor’s dealer of record notifies the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

•	Redemption of shares held by retirement plans, maintained pursuant to Sections 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 401 or 457 of the Code, in cases where (i) the plan has remained invested in Class C shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class C shares held by the plan; and

•	Redemptions of Class C shares of a Fund other than AIM LIBOR Alpha Fund or AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund.
General Information Regarding Purchases, Exchanges and Redemptions
          Good Order. Purchase, exchange and redemption orders must be received in good order in accordance with Invesco Aim Investment Services policy and procedures and U.S. regulations. Invesco Aim Investment Services reserves the right to refuse transactions. Transactions not in good order will not be processed and once brought into good order, will receive the current price. To be in good order, an investor or financial intermediary must supply Invesco Aim Investment Services with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to Invesco Aim Investment Services in its sole discretion. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss.
          Authorized Agents. Invesco Aim Investment Services and Invesco Aim Distributors may authorize agents to accept purchase and redemption orders that are in good order on behalf of the Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund’s authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund’s authorized agent or its designee.

          Signature Guarantees. In addition to those circumstances listed in the “Shareholder Information” section of each Fund’s prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; (4) written redemptions or exchanges of shares held in certificate form previously reported to Invesco as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record; and (5) requests to redeem accounts where the proceeds are over $250,000 or the proceeds are to be sent to an address or a bank other than the address or bank of record. The Funds may waive or modify any signature guarantee requirements at any time.
          Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an “eligible guarantor institution” as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in Invesco Aim Investment Services’ current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. Notary public signatures are not an acceptable replacement for a signature guarantee. Invesco Aim Investment Services will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the total transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an “eligible guarantor institution” and to determine how to fulfill a signature guarantee requirement, an investor should contact the Client Services Department of Invesco Aim Investment Services.
          Transactions by Telephone. By signing an account application form, an investor agrees that Invesco Aim Investment Services may surrender for redemption any and all shares held by Invesco Aim Investment Services in the designated account(s), or in any other account with any of the Funds, present or future, which has the identical registration as the designated account(s). Invesco Aim Investment Services and Invesco Aim Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that Invesco Aim Investment Services and Invesco Aim Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder’s Social Security Number and current address, and mailings of confirmations promptly after the transactions. Invesco Aim Investment Services reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.
          Internet Transactions. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number (“PIN”). By establishing a PIN the investor acknowledges and agrees that neither Invesco Aim Investment Services nor Invesco Aim Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder’s personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the Funds. Policies for processing transactions via the Internet may differ from policies for transactions via telephone due to system settings.
          Abandoned Property. It is the responsibility of the investor to ensure that Invesco Aim Investment Services maintains a correct address for his account(s). An incorrect address may cause an investor’s account statements and other mailings to be returned to Invesco Aim Investment Services. Upon receiving returned mail, Invesco Aim Investment Services will attempt to locate the investor or rightful owner of the account. If Invesco Aim Investment Services is unable to locate the investor, then it will determine whether the investor’s account has legally been abandoned. Invesco Aim Investment Services is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.
          Retirement Plans Sponsored by Invesco Aim Distributors. Invesco Aim Distributors acts as the prototype sponsor for certain types of retirement plan documents. These plan documents are generally available to anyone wishing to invest plan assets in the Funds. These documents are provided subject to terms, conditions and fees that vary by plan type. Contact your financial adviser or other intermediary for details.
          Miscellaneous Fees. In certain circumstances, the intermediary maintaining the shareholder account through which your Fund shares are held may assess various fees related to the maintenance of that account, such as:
•	an annual custodial fee on accounts where Invesco Aim Distributors acts as the prototype sponsor;

•	expedited mailing fees in response to overnight redemption requests; and

•	copying and mailing charges in response to requests for duplicate statements.
Please consult with your intermediary for further details concerning any applicable fees.
Institutional Class Shares
          Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to Invesco Aim Investment Services, Inc. at P.O. Box 4739, Houston, Texas 77210-4739. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to Invesco Aim Investment Services.
          Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give Invesco Aim Investment Services all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor’s payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.
          A financial intermediary may submit a written request to Invesco Aim Investment Services for correction of transactions involving Fund shares. If Invesco Aim Investment Services agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.
          An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.
          Generally payment for redeemed shares is made by Federal Reserve wire to the account designated in the investor’s account application. By providing written notice to his financial intermediary or to Invesco Aim Investments Services, an investor may change the account designated to receive redemption proceeds. Invesco Aim Investment Services may request additional documentation.
          Invesco Aim Investment Services may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity.
          Following the closing of the reorganization of the Morgan Stanley Funds and Van Kampen Funds with and into corresponding funds in the AIM Family of Funds, each shareholder of a Morgan Stanley

Fund or Van Kampen Fund that receives Class Y shares of the corresponding AIM Fund pursuant to the reorganization may exchange these shares for Institutional Class shares of the same fund, provided that (1) the shareholder meets the eligibility requirements for investment such Institutional Class shares and (2) the exchange is completed no later than September 30, 2010. Please consult your tax advisor to discuss the tax implications, if any, of an exchange of Class Y shares for Institutional Class shares of the same fund.
Offering Price
          The following formula may be used to determine the public offering price per Class A share of an investor’s investment:
          Net Asset Value / (1 – Sales Charge as % of Offering Price) = Offering Price.
          For example, at the close of business on a given day, Invesco Mid-Cap Value Fund – Class A shares may have a net asset value per share of $13.20. The offering price, assuming an initial sales charge of 5.50%, therefore would be $13.97.
          Institutional Class shares of the Funds are offered at net asset value.
Calculation of Net Asset Value
          Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE on each business day of the Fund. In the event the NYSE closes early on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. Futures contracts may be valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund’s net asset value per share is made in accordance with generally accepted accounting principles. Generally, the portfolio securities for non-money market funds are recorded in the NAV no later than trade date plus one, except on fiscal quarter ends, such securities are recorded on trade date. For money market funds, portfolio securities are recorded in the NAV on trade date. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund’s financial statement due to adjustments required by generally accepted accounting principles made to the net asset value of the Fund at period end.
          A security listed or traded on an exchange (excluding convertible bonds) held by a Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing services vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and ask prices. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.

          Short-term investments (including commercial paper) are valued at amortized cost when the security has 60 days or less to maturity.
          Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If Invesco believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.
          Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value in good faith using procedures approved by the Board. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.
          Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Fund.
          Securities for which market quotations are not available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in accordance with procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Redemptions in Kind
          Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a “Rule 18f-1 Election”) and therefore, the Trust, on behalf of a Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund’s net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.

Backup Withholding
          Accounts submitted without a correct, certified taxpayer identification number (“TIN”) or, alternatively, a correctly completed and currently effective Internal Revenue Service (“IRS”) Form W-8 (for non-resident aliens) or Form W-9 (for U.S. persons including resident aliens) accompanying the registration information will generally be subject to backup withholding.
          Each Fund, and other payers, generally must withhold, 28% of reportable dividends (whether paid in cash or reinvested in additional Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.
          An investor is subject to backup withholding if:
1.	the investor fails to furnish a correct TIN to the Fund;

2.	the IRS notifies the Fund that the investor furnished an incorrect TIN;

3.	the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor’s tax return (for reportable interest and dividends only);

4.	the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

5.	the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.
          Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.
          Certain payees and payments are exempt from backup withholding and information reporting. Invesco or Invesco Aim Investment Services will not provide Form 1099 to those payees.
          Investors should contact the IRS if they have any questions concerning withholding.
          IRS Penalties – Investors who do not supply the Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.
          Nonresident Aliens – Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to the backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.

APPENDIX M
AMOUNTS PAID TO INVESCO AIM DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS
Because the Funds are new, no payments have been made to Invesco Aim Distributors, Inc.

APPENDIX N
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS
Because the Funds are new, no fees have been paid pursuant to Distribution Plans.

APPENDIX O
TOTAL SALES CHARGES
Because the Funds are new, no sales charges have been paid.

APPENDIX P
PENDING LITIGATION ALLEGING MARKET TIMING
     Pursuant to an Order of the MDL Court, plaintiffs in related lawsuits, including purported class action and shareholder derivative suits, consolidated their claims for pre-trial purposes into three amended complaints against, [depending on the lawsuit,] various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations ERISA purportedly brought on behalf of participants in Invesco’s 401(k) plan (the Calderon lawsuit discussed below).
RICHARD LEPERA, Individually and On Behalf of All Others Similarly Situated (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), v. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER’S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act of 1933 (the “Securities Act”); Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act of 1940 (the “Investment Company Act”); breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.
CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, Derivatively on Behalf of the Mutual Funds, Trusts and Corporations Comprising the Invesco and AIM Family of Mutual Funds v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISORS, INC., AIM INVESTMENT SERVICES, INC., AIM

P-1

DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., Defendants, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, Nominal Defendants, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended (the “Advisers Act”); Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.
MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys’ fees; and equitable restitution.
     On January 5, 2008, the parties reached an agreement in principle to settle both the class action (Lepera) and the derivative (Essenmacher) lawsuits, subject to the MDL Court approval. Individual class members have the right to object.
     On December 15, 2008, the parties reached an agreement in principle to settle the ERISA (Calderon) lawsuit, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants’ accounts would be made.

P-2

PART C
OTHER INFORMATION
Item 28. Exhibits

a	(1)	—	(a) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(19)

		—	(b) Amendment No. 1, dated January 9, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(20)

		—	(c) Amendment No. 2, dated May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(23)

		—	(d) Amendment No. 3, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(23)

		—	(e) Amendment No. 4, dated February 28, 2007, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(24)

		—	(f) Amendment No. 5, dated May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005.(27)

		—	(g) Amendment No. 6, dated June 19, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005.(27)

		—	(h) Amendment No. 7, dated January 22, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005.(30)

		—	(i) Amendment No. 8, dated April 14, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005.(30)

		—	(j) Amendment No. 9, dated November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005.(31)

		—	(k) Amendment No. 10, dated [ ], to Amended and Restated Agreement and Declaration of Trust of Registrant, adopted effective September 14, 2005.(34)

b		—	(a) Amended and Restated By-Laws of Registrant, adopted effective September 14, 2005.(19)

		—	(b) Amendment to Amended and Restated Bylaws of Registrant, adopted effective August 1, 2006.(23)

		—	(c) Amendment No 2, to Amended and Restated Bylaws of Registrant, adopted effective March 23, 2007.(25)

		—	(d) Amendment No 3, to Amended and Restated Bylaws of Registrant, adopted effective January 1, 2008.(25)

c		—
Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI, of the Amended and Restated By-Laws, as amended, both as previously filed, define rights of holders of shares.

d	(1)	—	(a) Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(5)

		—	(b) Amendment No. 1, dated September 1, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(6)

		—	(c) Amendment No. 2, dated December 28, 2001, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(7)

		—	(d) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(8)

		—	(e) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

		—	(f) Amendment No. 5, dated November 1, 2002, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

		—	(g) Amendment No. 6, dated February 28, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(9)

		—	(h) Amendment No. 7, dated June 23, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(10)

		—	(i) Amendment No. 8, dated November 3, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(12)

		—	(j) Amendment No. 9, dated November 24, 2003, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(13)

		—	(k) Amendment No. 10, dated July 18, 2005, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(18)

		—	(l) Amendment No. 11, dated March 31, 2006, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(23)

		—	(m) Amendment No. 12, dated February 28, 2007, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(25)

	—	(n) Amendment No. 13, dated July 1, 2007, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and A I M Advisors, Inc.(25)

	—	(o) Amendment No. 14, dated May 29, 2009, to Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(30)

—
(p) Amendment No. 15, dated January 1, 2010, to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(34)

	—	(q) Form of Amendment No. [ ], dated [ ], to the Master Investment Advisory Agreement, dated September 11, 2000, between Registrant and Invesco Advisers, Inc.(34)

(2)	—
(a) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Trimark Investment Management Inc., Invesco Asset Management Deutschland, GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., and Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark, Ltd.).(27)

—
(b) Amendment No. 1, dated May 29, 2009, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(34)

—
(c) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers,Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(34)

—
(d) Form of Amendment No. [  ], dated [     ], to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated [     ] between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.(34)

(3)	—	Form of Temporary Sub-Advisory Agreement between Invesco Advisers, Inc. and Morgan Stanley Investment Management and affiliates.(34)

e	(1)	—
(a) First Restated Master Distribution Agreement (all classes of shares except Class B shares), dated August 18, 2003, and as subsequently amended and as restated September 20, 2006, between Registrant and A I M Distributors, Inc.(23)

		—	(b) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc.(24)

		—	(c) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc.(24)

		—	(d) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc.(25)

		—	(e) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc.(25)

		—	(f) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc.(25)

		—	(g) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement (all classes of shares except Class B shares), between Registrant and A I M Distributors, Inc.(25)

—
(h) Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(25)

—
(i) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc., formerly A I M Distributors, Inc.(27)

—
(j) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(27)

—
(k) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(27)

—
(l) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(27)

—
(m) Amendment No. 12, dated October 3, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(28)

—
(n) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(30)

—
(o) Form of Amendment No.[  ], dated [  ], to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B and B5 shares) and Invesco Aim Distributors, Inc.(34)

(2)	—	(a) First Restated Master Distribution Agreement (Class B shares), dated August 18, 2003, as subsequently amended and restated September 20, 2006, between Registrant and A I M Distributors, Inc.(23)

	—	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc.(24)

	—	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc.(25)

	—	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc.(25)

	—	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and A I M Distributors, Inc.(25)

—
(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and Invesco Aim Distributors, Inc., formerly A I M Distributors, Inc.(27)

—
(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and Invesco Aim Distributors, Inc., formerly A I M Distributors, Inc.(27)

	—	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and Invesco Aim Distributors, Inc.(27)

	—	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Agreement (Class B shares) between Registrant and Invesco Aim Distributors, Inc.(30)

	—	(j) Form of Amendment No.[ ], dated [ ], to the First Restated Master Distribution Agreement (Class B and B5 shares) between Registrant and Invesco Aim Distributors, Inc.(34)

	(3)	—	Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers.(28)

	(4)	—	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(28)

f	(1)	—	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as amended and restated as of January 1, 2008.(28)

	(2)	—	Form of AIM Funds Trustee Deferred Compensation Agreement, as amended January 1, 2008.(28)

g	(1)	—	(a) Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(5)

		—	(b) Amendment, dated May 1, 2000, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(5)

		—	(c) Amendment, dated June 29, 2001, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(7)

		—	(d) Amendment, dated April 2, 2002, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(8)

		—	(e) Amendment, dated September 8, 2004, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(15)

		—	(f) Amendment, dated February 8, 2006, to the Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company. (21)

		—	(g) Amendment dated January 31, 2007, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(24)

	(3)	—	Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York.(7)

h	(1)	—	(a) Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc. (23)

		—	(b) Amendment No. 1, dated as of July 1, 2007, to Third Amended and Restated Transfer Agency and Service Agreement between Registrant and AIM Investment Services, Inc.(25)

—
(c) Amendment No. 2, dated as of October 3, 2008, to Third Amended and Restated Transfer Agency and Service Agreement between Registrant and Invesco Aim Investment Services, Inc., formerly AIM Investment Services, Inc.(28)

	(2)	—	(a) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(23)

		—	(b) Amendment No. 1, dated February 28, 2007, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and A I M Advisors, Inc.(25)

—
(c) Amendment No. 2, dated May 29, 2009, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc.(30)

—
(d) Amendment No. 3, dated January 1, 2010, to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(34)

—
(e) Form of Amendment No. [  ], dated [     ], to the Second Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(34)

	(3)	—	Fourth Amended and Restated Memorandum of Agreement regarding securities lending waiver, dated May 29, 2009, between Registrant (on behalf of all Funds) and Invesco Aim Advisors, Inc.(30)

	(4)	—	(a) Memorandum of Agreement, regarding expense limitations, dated May 29, 2009, between Registrant (on behalf of certain Funds) and Invesco Aim Advisors, Inc.(30)

	(5)	—	Memorandum of Agreement, regarding advisory fee waivers, dated July 1, 2008, between Registrant (on behalf of certain Funds) and Invesco Aim Advisors, Inc.(27)

	(6)	—	Memorandum of Agreement, regarding 12b-1 fee waivers, dated July 1, 2008, between Registrant (on behalf of AIM LIBOR Alpha Fund) and Invesco Aim Distributors, Inc.(27)

	(7)	—	Memorandum of Agreement, dated May 29, 2009, regarding Affiliated Money Market Fund Waiver, between Registrant and Invesco Aim Advisors, Inc.(30)

	(8)	—	Third Amended and Restated Interfund Loan Agreement dated December 30, 2005, between Registrant and A I M Advisors, Inc.(23)

	(9)	—	Expense Reimbursement Agreement, dated June 30, 2003, between Registrant and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.).(13)

i		—	Consent of Stradley Ronon Stevens & Young, LLP (35)

j		—	Other Opinions — None.

k		—	Financial Statements — None.

l	(1)	—	Agreement Concerning Initial Capitalization of Registrant’s AIM Trimark Endeavor Fund, AIM Trimark Fund and AIM Trimark Small Companies Fund dated November 3, 2003.(12)

	(2)	—	Agreement Concerning Initial Capitalization of Registrant’s AIM China Fund, AIM Enhanced Short Bond Fund, AIM International Bond Fund and AIM Japan Fund dated March 31, 2006.(23)

	(3)	—	Agreement Concerning Initial Capitalization of Registrant’s AIM Balanced-Risk Allocation Fund dated May 29, 2009.(30)

m	(1)	—	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(23)

		—	(b) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(25)

		—	(c) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(25)

		—	(d) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(25)

		—	(e) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(25)

		—	(f) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(27)

		—	(g) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(27)

		—	(h) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(25)

		—	(i) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class A shares).(30)

		—	(j) Form of Amendment No.[ ], dated [ ], to the Registrant’s First Restated Master Distribution Plan (Class A shares).(34)

	(2)	—	Form of Master Distribution Plan (Class A, Class B and Class C Shares)(Reimbursement).(34)

	(3)	—	(a) Form of Master Distribution Plan (Class R Shares)(Reimbursement).(34)

		—	(b) Form of Shareholder Service Plan (Class R Shares)(Reimbursement).(34)

	(4)	—	(a) Form of Master Distribution Plan (Class A, A5, B, B5, C, C5, R and R5 Shares)(Reimbursement).(34)

		—	(b) Form of Service Plan (Class A, A5, B, B5, C, C5, R and R5 Shares)(Reimbursement).(34)

	(5)	—	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(23)

		—	(b) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(24)

		—	(c) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(25)

		—	(d) Amendment No. 3, dated March 9, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(25)

	—	(e) Amendment No. 4, dated April 23, 2007, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(25)

	—	(f) Amendment No. 5, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(27)

	—	(g) Amendment No. 6, dated May 1, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(27)

	—	(h) Amendment No. 7, dated July 24, 2008, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(27)

	—	(i) Amendment No. 8, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(30)

	—	(j) Form of Amendment No. [ ], dated [ ], to the Registrant’s First Restated Master Distribution Plan (Class B shares) (Securitization Feature).(34)

6)	—	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(23)

	—	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc.(24)

	—	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc.(25)

	—	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc.(25)

	—	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc.(25)

	—	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc.(27)

	—	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc.(27)

	—	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan between Registrant (Class C shares) and A I M Distributors, Inc.(27)

—
(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan between Registrant (Class C shares) and Invesco Aim Distributors, Inc. formerly known as A I M Distributors, Inc.(30)

		—	(j) Form of Amendment No.[ ], dated [ ], to the First Restated Master Distribution Plan between Registrant (Class C shares) and Invesco Aim Distributors, Inc.(34)

	(7)	—	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20. 2006 (Class R shares).(23)

		—	(b) Amendment No. 1, dated January 31, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares).(24)

		—	(c) Amendment No. 2, dated February 28, 2007, to the Registrant’s First Restated Master Distribution Plan (Class R shares).(25)

		—	(d) Amendment No. 3, dated April 30, 2008, to the Registrant’s First Restated Master Distribution Plan (Class R shares).(27)

		—	(e) Amendment No. 4, dated May 29, 2009, to the Registrant’s First Restated Master Distribution Plan (Class R shares).(30)

	(8)	—	(a) First Restated Master Distribution Plan (Compensation) effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Investor Class shares).(23)

		—	(b) Amendment No. 1, dated December 20, 2007, to the Registrant’s First Restated Master Distribution Plan (Compensation) (Investor Class shares).(25)

		—	(c) Amendment No. 2, dated April 28, 2008, to the Registrant’s First Restated Master Distribution Plan (Compensation) (Investor Class shares).(27)

	(9)	—	Master Related Agreement to First Restated Master Distribution Plan (Class A shares).(27)

	(10)	—	Master Related Agreement to First Restated Master Distribution Plan (Class C shares).(27)

	(11)	—	Master Related Agreement to Amended and Restated Master Distribution Plan (Class R shares).(27)

	(12)	—	Master Related Agreement to First Restated Master Distribution Plan (Compensation) (Investor Class).(27)

n	(1)	—	(a) Fifteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective September 16, 2009.(34)

		—	(b) Sixteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective February 1, 2010.(34)

		—	(c) Form of [ ] Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective [ ]. (34)

o		—	Reserved.

p	(1)	—
Invesco Aim Management Group, Inc. and AIM Funds Code of Ethics, adopted May 1, 1981, as last amended effective January 1, 2009, relating to Invesco Aim Management Group Inc., and any of its subsidiaries.(28)

	(2)	—
INVESCO Code of Ethics, adopted February 29, 2008, as last amended January 1, 2009, relating to Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc.(28)

	(3)	—	Code of Ethics, revised 2008, relating to Invesco Asset Management Limited.(28)

	(4)	—	INVESCO Asset Management (Japan) Limited Code of Ethics on behalf of AIM Japan Fund.(25)

	(5)	—	Invesco Staff Ethics and Personal Share Dealing, dated September 2008, relating to Invesco Hong Kong Limited.(28)

	(6)	—
Invesco Ltd. Code of Conduct, revised November 2008, Invesco Trimark Ltd. Addendum to the Invesco Code of Conduct, revised July 2008, Policy No. D-6 Gifts and Entertainment, revised March 2008, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark Ltd.(28)

	(7)	—	Code of Ethics dated March 1, 2008, relating to Invesco Continental Europe (Invesco Asset Management Deutschland GmbH).(28)

	(8)	—	Invesco Ltd. Code of Conduct, revised November 2008, relating to Invesco Australia Limited.(28)

q	(1)	—	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Mathai-Davis, Pennock, Soll, Stickel and Taylor.(33)

	(2)	—	Power of Attorney for Mr. Frischling.(33)

(1)	Incorporated herein by reference to PEA No. 55, filed on August 26, 1998.

(2)	Incorporated herein by reference to PEA No. 56, filed on December 30, 1998.

(3)	Incorporated herein by reference to PEA No. 57, filed on February 22, 1999.

(4)	Incorporated herein by reference to PEA No. 58, filed on February 24, 2000.

(5)	Incorporated herein by reference to PEA No. 59, filed on February 28, 2001.

(6)	Incorporated herein by reference to PEA No. 60, filed on October 12, 2001.

(7)	Incorporated herein by reference to PEA No. 61, filed on January 30, 2002.

(8)	Incorporated herein by reference to PEA No. 62, filed on August 14, 2002.

(9)	Incorporated herein by reference to PEA No. 63, filed on February 20, 2003.

(10)	Incorporated herein by reference to PEA No. 64, filed on August 20, 2003.

(11)	Incorporated herein by reference to PEA No. 65, filed on October 10, 2003.

(12)	Incorporated herein by reference to PEA No. 66, filed on February 25, 2004.

(13)	Incorporated herein by reference to PEA No. 67, filed August 31, 2004.

(14)	Incorporated herein by reference to PEA No. 70, filed on December 23, 2004.

(15)	Incorporated herein by reference to PEA No. 71, filed on February 23, 2005.

(16)	Incorporated herein by reference to PEA No. 72, filed on March 1, 2005.

(17)	Incorporated herein by reference to PEA No. 73, filed on March 30, 2005.

(18)	Incorporated herein by reference to PEA No. 74, filed on August 24, 2005.

(19)	Incorporated herein by reference to PEA No. 75, filed on December 15, 2005.

(20)	Incorporated herein by reference to PEA No. 76, filed on January 13, 2006.

(21)	Incorporated herein by reference to PEA No. 77, filed on February 23, 2006.

(22)	Incorporated herein by reference to PEA No. 78, filed on March 24, 2006.

(23)	Incorporated herein by reference to PEA No. 79, filed on December 20, 2006.

(24)	Incorporated herein by reference to PEA No. 80, filed on February 23, 2007.

(25)	Incorporated herein by reference to PEA No. 81, filed on February 6, 2008.

(26)	Incorporated herein by reference to PEA No. 82, filed on February 19, 2008.

(27)	Incorporated herein by reference to PEA No. 83, filed on September 22, 2008.

(28)	Incorporated herein by reference to PEA No. 84, filed on February 25, 2009.

(29)	Incorporated herein by reference to PEA No. 85, filed on March 10, 2009.

(30)	Incorporated herein by reference to PEA No. 86, filed on May 29, 2009.

(31)	Incorporated herein by reference to PEA No. 87, filed on November 25, 2009.

(32)	Incorporated herein by reference to PEA No. 88, filed on December 22, 2009.

(33)	Incorporated herein by reference to PEA No. 89, filed on February 5, 2010.

(34)	Incorporated herein by reference to PEA No. 90, filed on February 12, 2010.

(35)	Filed herewith electronically.

Item 29. Persons Controlled by or Under Common Control With the Fund
     None

Item 30. Indemnification
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 28(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust, effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic issuers, with a $60,000,000 limit of liability (plus an additional $20,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, such indemnification by it is against public policy, as expressed in the Act and will be governed by final adjudication of such issue.
Item 31. Business and Other Connections of Investment Advisor
The only employment of a substantial nature of the Adviser’s directors and officers is with Invesco Advisers and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Advisor herein incorporated by reference. Reference is also made to the caption “Fund Management – The Advisor” in the Prospectus which comprises Part A of the Registration Statement, and to the caption “Investment Advisory and Other Services” of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 32(b) of this Part C.
Item 32. Principal Underwriters

(a)	Invesco Aim Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:
AIM Counselor Series Trust
AIM Equity Funds
AIM Funds Group
AIM Growth Series
AIM International Mutual Funds
AIM Investment Securities Funds
AIM Sector Funds
AIM Tax-Exempt Funds
AIM Treasurer’s Series Trust
AIM Variable Insurance Funds
PowerShares Actively Managed Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II
PowerShares India Exchange-Traded Fund Trust
Short-Term Investments Trust

(b)	The following table sets forth information with respect to each director, officer or partner of Invesco Aim Distributors, Inc.

Name and Principal	Position and Offices with	Positions and Offices
Business Address*	Underwriter	with Registrant
Philip A. Taylor	Director	Trustee, Principal Executive Officer & President

John S. Cooper	President	None

William Hoppe, Jr.	Executive Vice President	None

Karen Dunn Kelley	Executive Vice President	Vice President

Brian Lee	Executive Vice President	None

Ben Utt	Executive Vice President	None

LuAnn S. Katz	Senior Vice President	None

Ivy B. McLemore	Senior Vice President	None

Lyman Missimer III	Senior Vice President	Assistant Vice President

David J. Nardecchia	Senior Vice President	None

Margaret A. Vinson	Senior Vice President	None

Gary K. Wendler	Director & Senior Vice President	None

John M. Zerr	Director, Senior Vice President & Secretary	Senior Vice President, Secretary and Chief Legal Officer

David A. Hartley	Treasurer & Chief Financial Officer	None

Lisa O. Brinkley	Chief Compliance Officer	Vice President

Lance A. Rejsek	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173
(c)	Not applicable.

Item 33. Location of Accounts and Records
Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, GA 30309, will maintain physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, except for those maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.
Records may also be maintained at the offices of:
Invesco Asset Management Deutschland GmbH
An der Well 5
1st Floor
Frankfurt, Germany 60322
Invesco Asset Management Ltd.
30 Finsbury Square
London, United Kingdom
EC2A 1AG
Invesco Asset Management (Japan) Limited
25th Floor, Shiroyama Trust Tower
3-1, Toranoman 4-chome, Minato-Ku
Tokyo, Japan 105-6025
Invesco Australia Limited
333 Collins Street, Level 26
Melbourne Vic 3000, Australia
Invesco Hong Kong Limited
32nd Floor
Three Pacific Place
1 Queen’s Road East
Hong Kong
Invesco Senior Secured Management, Inc.
1166 Avenue of the Americas
New York, NY 10036
Invesco Trimark Ltd.
5140 Yonge Street
Suite 900
Toronto, Ontario
Canada M2N 6X7
Item 34. Management Services
     None.
Item 35. Undertakings
     Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 18th day of February, 2010.

Registrant:	AIM INVESTMENT FUNDS
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	February 18, 2010

/s/ Bob R. Baker* (Bob R. Baker)	Trustee	February 18, 2010

/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	February 18, 2010

/s/ James T. Bunch* (James T. Bunch)	Trustee	February 18, 2010

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	February 18, 2010

/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	February 18, 2010

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	February 18, 2010

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	February 18, 2010

/s/ Carl Frischling* (Carl Frischling)	Trustee	February 18, 2010

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	February 18, 2010

/s/ Lewis F. Pennock* (Lewis F. Pennock)	Trustee	February 18, 2010

/s/ Larry Soll* (Larry Soll)	Trustee	February 18, 2010

SIGNATURES	TITLE	DATE

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	February 18, 2010

/s/ Sherri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	February 18, 2010

*By	/s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 89 on February 5, 2010.

INDEX

Exhibit
Number	Description

i	Consent of Stradley Ronon Stevens & Young, LLP